485BPOS		File Nos. 333-95729
Allianz Rewards		811-05618
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	20	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	286	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2010 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2010
Titles of Securities Being Registered:	Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS
THE ALLIANZ REWARDS® VARIABLE ANNUITY CONTRACT
ISSUED BY
ALLIANZ LIFE® VARIABLE ACCOUNT B
AND
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
For your convenience we have provided a glossary that defines key, capitalized terms that are used in this prospectus at the back of this prospectus.
This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).
The Contract is a “flexible purchase payment” contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is “variable” because the value of the Contract and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term “Investment Options” refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is “deferred” because you do not begin receiving regular Annuity Payments immediately.
Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.
Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: May 1, 2010

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010

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This prospectus contains information on the most recently offered May 2006 Contracts that are no longer offered for sale. Information regarding the product features and expenses specific to previous older versions of the Contracts can be found in the SAI.
We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options.
INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS	INVESCO
AZL Balanced Index StrategySM Fund	AZL® Invesco International Equity Fund
AZL FusionSM Balanced Fund
AZL FusionSM Conservative Fund	J.P. MORGAN
AZL FusionSM Growth Fund	AZL® JPMorgan U.S. Equity Fund
AZL FusionSM Moderate Fund
AZL Growth Index StrategySM Fund	MFS
AZL® MFS Investors Trust Fund
BLACKROCK
AZL® BlackRock Capital Appreciation Fund	OPPENHEIMER CAPITAL
AZL® International Index Fund	AZL® OCC Growth Fund
AZL® Mid Cap Index Fund	AZL® OCC Opportunity Fund
AZL® Money Market Fund
AZL® S&P 500 Index Fund	OPPENHEIMER FUNDS
AZL® Small Cap Stock Index Fund	Oppenheimer Global Securities Fund/VA(1)
BlackRock Global Allocation V.I. Fund	Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund®/VA(1)
COLUMBIA
AZL® Columbia Mid Cap Value Fund	PIMCO
AZL® Columbia Small Cap Value Fund	PIMCO EqS Pathfinder Portfolio
Seligman Smaller-Cap Value Portfolio(1)	PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
DAVIS	PIMCO VIT Emerging Markets Bond Portfolio
AZL® Davis NY Venture Fund	PIMCO VIT Global Bond Portfolio (Unhedged)
Davis VA Financial Portfolio	PIMCO VIT Global Multi-Asset Portfolio
Davis VA Value Portfolio(1)	PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
DREYFUS	PIMCO VIT Total Return Portfolio
AZL® Dreyfus Equity Growth Fund
PRUDENTIAL
EATON VANCE	Jennison Portfolio
AZL® Eaton Vance Large Cap Value Fund	SP International Growth Portfolio

FRANKLIN TEMPLETON	SCHRODER
AZL® Franklin Small Cap Value Fund	AZL® Schroder Emerging Markets Equity Fund
AZL® Franklin Templeton Founding Strategy Plus Fund
Franklin Global Real Estate Securities Fund	TURNER
Franklin Growth and Income Securities Fund	AZL® Turner Quantitative Small Cap Growth Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund	VAN KAMPEN
Franklin Large Cap Growth Securities Fund	AZL® Van Kampen Equity and Income Fund
Franklin Rising Dividends Securities Fund	AZL® Van Kampen Global Real Estate Fund
Franklin Small-Mid Cap Growth Securities Fund	AZL® Van Kampen Growth and Income Fund
Franklin Small Cap Value Securities Fund(2)	AZL® Van Kampen International Equity Fund
Franklin Templeton VIP Founding Funds Allocation Fund	AZL® Van Kampen Mid Cap Growth Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010(3)
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

(1)	The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)	The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)	Not available after December 17, 2010. See section 4, Investment Options for further information.

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TABLE OF CONTENTS
Fee Tables4
Contract Owner Transaction Expenses 4
Contract Owner Periodic Expenses 5
Annual Operating Expenses of the Investment Options 6
Examples6
1.The Variable Annuity Contract8
Ownership9
2.Purchase10
Purchase Payments 10
Bonus11
Automatic Investment Plan (AIP) 12
Allocation of Purchase Payments 12
Tax-Free Section 1035 Exchanges 13
Accumulation Units/Computing the Contract Value 13
3.The Annuity Phase14
Income Date 14
Traditional Annuity Payments 14
Annuity Options 15
Partial Annuitization 18
4.Protected Retirement Income Made Easy:
The PRIME Plus Benefit 19
Adding the PRIME Plus Benefit To Your Contract 19
Removing the PRIME Plus Benefit From Your
Contract20
Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit 20
PB Value23
Using the PRIME Plus Benefit 26
GPWB Payments 28
Taxation of GPWB Payments 30
Termination of the GPWB 30
GMIB Payments 30
Amount Used to Calculate GMIB Payments 31
Taxation of GMIB Payments 31
Termination of the GMIB 32
Required Minimum Distributions (RMDs) Under
Qualified Contracts with the PRIME Plus Benefit 32
5.Investment Options33
Substitution and Limitation on Further Investments 40
Transfers41
Excessive Trading and Market Timing 42
Dollar Cost Averaging (DCA) Program 44
Flexible Rebalancing 45
Financial Advisers – Asset Allocation Programs 45
Voting Privileges 45
6.Our General Account46
7.Expenses46
Separate Account Annual Expenses 46
Contract Maintenance Charge 47
Withdrawal Charge 47
Transfer Fee 50
Premium Taxes 50
Income Taxes 50
Investment Option Expenses 50

8.Taxes50
Annuity Contracts in General 50
Qualified Contracts 51
Multiple Contracts 52
Partial 1035 Exchanges 52
Distributions – Non-Qualified Contracts 52
Distributions – Qualified Contracts 53
Assignments, Pledges and Gratuitous Transfers 54
Death Benefits 54
Withholding54
Federal Estate Taxes 54
Generation-Skipping Transfer Tax 54
Foreign Tax Credits 54
Annuity Purchases by Nonresident Aliens and
Foreign Corporations 55
Possible Tax Law Changes 55
Diversification 55
Required Distributions 55
9.Access to Your Money56
Partial Withdrawal Privilege 57
Systematic Withdrawal Program 58
The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments 58
Suspension of Payments or Transfers 58
10.Illustrations59
11.Death Benefit59
Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) 59
Enhanced Guaranteed Minimum Death Benefit
(Enhanced GMDB) 60
Termination of the Death Benefit 61
Death of the Owner and/or Annuitant Under
All Other Contracts 62
Death Benefit Payment Options 65
12.Other Information66
Allianz Life66
The Separate Account 66
Distribution66
Additional Credits for Certain Groups 67
Administration/Allianz Service Center 68
Legal Proceedings 68
Financial Statements 68
13.Table of Contents of the Statement of Additional Information (SAI)68
14.Privacy and Security Statement69
Appendix A – Condensed Financial Information 71
Appendix B – PB Value Calculation Examples 79
Appendix C – GPWB Under the PRIME Plus Benefit 81
Appendix D – Death Benefit Calculation Examples 83
Appendix E – Withdrawal Charge Examples 84
Glossary86
For Service or More Information 88

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The following is a list of common abbreviations used in this prospectus:
AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
GMDB	=	Guaranteed Minimum Death Benefit	MAV	=	Maximum Anniversary Value
GMIB	=	Guaranteed Minimum Income Benefit	PRIME	=	Protected Retirement Income Made Easy

FEE TABLES

The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.
The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge During the Accumulation Phase(1), (2),(3)
(as a percentage of each Purchase Payment withdrawn)
Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8.5%
1	8.5%
2	8.5%
3	8.5%
4	8.0%
5	7.0%
6	6.0%
7	5.0%
8	4.0%
9	3.0%
10 years or more	0.0%

Transfer Fee(4)................................$25

Premium Taxes(5)..........................0% to 3.5%
(as a percentage of each Purchase Payment)
(1)
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – GPWB Payments.

(2)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals).

(3)
In Connecticut and New Jersey, the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced. For more information, please see section 7, Expenses – Withdrawal Charge.

(4)
The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging program, flexible rebalancing program, or the allocation and transfer restrictions for the PRIME Plus Benefit against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses – Transfer Fee.

(5)
It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses – Premium Taxes.

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CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options’ fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

During the Accumulation Phase:
Contract Maintenance Charge(6)..................................$40
(per Contract per year)

Separate Account Annual Expenses
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.
	Maximum and Current Charges for a Base Contract			Current Charges for a Contract with the PRIME Plus Benefit(7),(8)
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.55%	0.15%	1.70%	2.25%	0.15%	2.40%
Enhanced GMDB	1.85%	0.15%	2.00%	2.45%	0.15%	2.60%

	Maximum Charges(9) for a Contract with the PRIME Plus Benefit
	M&E Charges	Admin. Charge	Total
Traditional GMDB	2.70%	0.15%	2.85%
Enhanced GMDB	2.90%	0.15%	3.05%

During the Annuity Phase:
Contract Maintenance Charge(10)..............................$40
(per Contract per year)

Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.
M&E Charge(11)	1.55%
Administrative Charge	0.15%
Total	1.70%

(6)
We waive the contract maintenance charge if the Rewards Value of your Contract is at least $75,000 at the time we are to deduct the charge. If the total Rewards Value of all your Contracts that are registered with the same social security number is at least $75,000 we waive the charge on all your Contracts (except in Texas). For more information, please see section 7, Expenses – Contract Maintenance Charge.

(7)
The PRIME Plus Benefit may not be available in all states; check with your registered representative. You can add the PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add the PRIME Plus Benefit to your Contract or if you reset the 7% AIA.

(8)
If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GMIB and GPWB terminate and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

(9)	This is the maximum charge we could impose if you add the PRIME Plus Benefit to your Contract or if you reset the 7% AIA.
(10)
We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses – Contract Maintenance Charge.

(11)
Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization.

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010

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ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2009, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.54%	2.08%
*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.
These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.
You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus.
The entire $40 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Rewards Value at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000.
Transfer fees may apply, but are not reflected in these examples.
For additional information, see section 7, Expenses.

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010

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If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
a)	Maximum charges* for a Contract that has the Enhanced GMDB and the PRIME Plus Benefit
(which carries the highest Separate Account annual expense of 3.05%)
b)	Current charges for a Contract that has the Enhanced GMDB and the PRIME Plus Benefit
(which carries a Separate Account annual expense of 2.60%).
c)	The Base Contract with the Traditional GMDB
(which carries the lowest Separate Account annual expense of 1.70%).
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.08% (the maximum Investment Option operating expense)	a)	$1,403	$2,506	$3,557	$5,797
	b)	$1,359	$2,381	$3,359	$5,456
	c)	$1,270	$2,125	$2,948	$4,719
0.54% (the minimum Investment Option operating expense)	a)	$1,252	$2,070	$2,859	$4,554
	b)	$1,207	$1,939	$2,645	$4,148
	c)	$1,117	$1,670	$2,200	$3,275

In Connecticut and New Jersey the lower withdrawal charge would result in slightly lower expense examples.
If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.08% (the maximum Investment Option operating expense)	a)	$ 553	$1,656	$2,757	$5,497
	b)	$ 509	$1,531	$2,559	$5,156
	c)	$ 420	$1,275	$2,148	$4,419
0.54% (the minimum Investment Option operating expense)	a)	$ 402	$1,220	$2,059	$4,254
	b)	$ 357	$1,089	$1,845	$3,848
	c)	$ 267	$ 820	$1,400	$2,975

*	If you add the PRIME Plus Benefit to your Contract or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.
**
Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until ten Contract Years after: a) the date the PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for previous older versions of the Contracts.

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010

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1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale. However, as an existing Owner you can make additional Purchase Payments to your Contract during the Accumulation Phase, subject to certain restrictions.
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.
The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs.
The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least three years after your Issue Date. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.
*	GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.
Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the “Investment Option Allocation and Transfer Restrictions under the PRIME Plus Benefit” discussion in section 4, Protected Retirement Income Made Easy:  The PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.
We will not make any changes to your Contract without your permission except as may be required by law.
The Contract will terminate when:
•	the Accumulation Phase has terminated,
•	the Annuity Phase, if any, has terminated and/or
•	all applicable death benefit payments have been made.

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010

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For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.

State Specific Contract Restrictions
The Contract is subject to the law of the state in which it was issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
•	The withdrawal charge schedule.
•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.
•	Selection of certain Income Dates.
•	Restrictions on your ability to make additional Purchase Payments.
•	Selection of certain assumed investment rates for variable Annuity Payments.
•	Our ability to restrict transfer rights.
All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.
NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. You designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

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Payee
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

Beneficiary
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.
NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

Assignment, Changes of Ownership and Other Transfers of a Contract
An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2.	PURCHASE

PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.
•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.
•
You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date) or after you exercise the GPWB. In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted. (In Connecticut, no Purchase Payments may be made on or after the older Owner’s 81st birthday, or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).

•	The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.
We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010

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BONUS
We will credit each Purchase Payment we receive before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) with a bonus at the time it is received. During the first 90 days of your Contract, we base the bonus rate on all net Purchase Payments (not including any bonus) received, which is the total amount of Purchase Payments received in the first 90 days of your Contract, less any withdrawals (but including any withdrawal charge) taken during this period. After this initial period, we base the bonus rate on all net Purchase Payments (not including any bonus) received from the Issue Date until the time of the contribution. The bonus rates are as follows:
Net Purchase Payment	Bonus
$0 - $24,999	4%
$25,000 - $99,999	5%
$100,000 - $999,999	6%
$1,000,000 - $4,999,999	7%
$5,000,000 +	8%

We credit the bonus to your Contract subject to the following terms:
1)
Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. The bonus only becomes part of any guaranteed benefits that are based on Contract Value as it becomes vested. You will not receive the amount of the bonus credited in any guaranteed benefits that are based on Purchase Payments. Any bonus amounts you receive during the first 90 days of your Contract will vest based on the date of the additional Purchase Payment to which they are applied. The vesting schedule is as follows:

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%

2)	We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge.
3)	All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4)	If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.
We pay all bonus amounts from the general account assets of Allianz Life.
Contract charges are deducted from your Rewards Value. Therefore, your Contract incurs expenses on the total Contract Value and any unvested bonus amounts. If you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Rewards Value, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. You may alleviate this risk by allocating the bonus amounts to the AZL Money Market Fund. If you select the AZL Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the mortality and expense risk charge) associated with the bonus.
NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Rewards Value and, therefore, any unvested bonus amounts will cease to exist.

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Example
•
You purchased the Contract with an initial Purchase Payment of $80,000. The bonus rate for this payment would be 5% and the bonus amount would be $4,000. This bonus will be completely vested on the third Contract Anniversary.

•	30 days later we receive a second Purchase Payment of $25,000. The bonus rate for this payment would be 6% and the bonus amount would be $1,500.
•
At the time we receive your second payment, you would also receive an additional bonus of 1% (or $800) on your initial Purchase Payment because the second payment was received within the first 90 days of your Contract. The total bonus you would receive on your second Purchase Payment would be $2,300 and this bonus will become vested based on the date we receive your second Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.
You cannot exercise the GPWB and participate in the AIP at the same time. The AIP will no longer be available to you after the Income Date on which you take a Full Annuitization.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We will allocate your Purchase Payments to the Investment Choices you select according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. If you do not change your allocation instructions, we will allocate any additional Purchase Payments according to your most recent allocation instructions. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the “Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit” discussion in section 4, Protected Retirement Income Made Easy:  The PRIME Plus Benefit).
If you select the AZL Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment.
You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.
We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.
If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be “received” when it is received at our Service Center regardless of how or when you made the payment. Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.

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TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there will be a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you will no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Rewards Value (the Contract Value plus any unvested bonus amounts) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Rewards Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Rewards Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.
When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day’s price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.
Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
•	dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
•	adding any applicable dividends or capital gains, and
•	multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.
We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Rewards Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

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Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•     The bonus rate is 4%.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day’s price.

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, the amount payable will be the amount that would have been provided at the true age or gender.
*
GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – PB Value.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different Income Date, but any such request is subject to applicable law our approval. The extension available to you may vary depending on the broker/dealer you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least three years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date will never be later than what is permitted under applicable law.
NOTE: You will be required to take a Full Annuitization of your Contract on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We will base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we will make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can request Traditional Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments.
We base Annuity Payments on your Contract Value.

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Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.
If you choose variable Traditional Annuity Payments, the dollar amount of the payments will depend upon the following factors.
•	The Contract Value on the Income Date.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant, where permitted.
•	The Annuity Option you select.
•	The assumed investment rate (AIR) you select.
•	The mortality table specified in the Contract.
•	The future performance of the Investment Option(s) you select.
The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.
If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that your initial Traditional Annuity Payment must be more than $50.
Each portion of the Contract that you apply to Traditional Annuity Payments will terminate upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	Contract termination.

ANNUITY OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.
Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant will be lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates will be lower than annual payout rates, payout rates for a 20-year guaranteed period will be less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant will be less than payout rates for a 70-year-old Annuitant.
If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

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Option 1. Life Annuity. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment will be the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment will be the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.
Option 5. Refund Life Annuity. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

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For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=
The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant’s death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
NOTE FOR CONTRACTS ISSUED IN OREGON: Liquidations are available under Annuity Option 2 (life annuity with payments over 10, 15 or 20 years guaranteed) and Annuity Option 4 (joint and last survivor with payments over 10, 15 or 20 years guaranteed) if you select variable Traditional Annuity Payments. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

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Option 6. Specified Period Certain Annuity. This option is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments based on your Contract Value. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment will be the one that is due before the Annuitant’s death. This Annuity Option is not available to you under a Partial Annuitization.
NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59½: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

PARTIAL ANNUITIZATION
Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.
You can take Partial Annuitizations as Traditional Annuity Payments after the third Contract Anniversary, and/or as GMIB Payments (if applicable) beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset. However, if your Contract includes the PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.
You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.
A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the PRIME Plus Benefit, it will also decrease the PB Value. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the PB Value and GMDB values differently. For more information, see the discussion of the PB Value in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit; section 7, Expenses – Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 11, Death Benefit.
For tax purposes, Annuity Payments we make under a Partial Annuitization will be treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.
If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59½, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. You should consult a tax adviser before requesting a Partial Annuitization.

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4.	PROTECTED RETIREMENT INCOME MADE EASY: THE PRIME PLUS BENEFIT

The PRIME Plus Benefit is not available in the state of Oregon.
The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.
The PRIME Plus Benefit includes a GMIB and GPWB and carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 7, Expenses – Separate Account Annual Expenses. These benefits are provided as a package and are not available individually. The additional M&E charge for the PRIME Plus Benefit will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the PRIME Plus Benefit. The PRIME Plus Benefit does not create Contract Value or guarantee the performance of any Investment Option.
We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You will not receive the amount of the bonus credited on the parts of the PB Value that are based on Purchase Payments.
Because the PRIME Plus Benefit carries a higher Contract expense it may not be appropriate if you:
•	do not intend to exercise either the GMIB or GPWB,
•	do not intend to hold the Contract for the entire ten year waiting period, or
•	intend to take a Full Annuitization before the end of the ten year waiting period.
If your Contract includes the PRIME Plus Benefit and you do not exercise either the GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from the PRIME Plus Benefit. Be sure to discuss with your registered representative whether or not the PRIME Plus Benefit is appropriate for your situation.
Contracts with the PRIME Plus Benefit may also be subject to restrictions on allocations and transfers into certain Investment Options. These restrictions are effected to support the guarantees provided by the PRIME Plus Benefit, and not to meet any Owner’s investment objectives. To the extent that these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may potentially be less than the Contract Value you would have had without the PRIME Plus Benefit.

ADDING THE PRIME PLUS BENEFIT TO YOUR CONTRACT
The PRIME Plus Benefit is available for selection once before the older Owner’s 76th birthday (or the Annuitant’s 76th birthday if the Contract is owned by a non-individual). You cannot add the PRIME Plus Benefit to a Contract after the older Owner reaches age 76. The PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select the PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request to add the PRIME Plus Benefit on the Contract Anniversary* that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary.  If you add the PRIME Plus Benefit to your Contract, we will increase the M&E charge as of the rider effective date. We guarantee that it will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

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NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The PRIME Plus Benefit rider has a ten-day right-to-examine period. If you change your mind about the PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the PRIME Plus Benefit rider from your Contract, we will treat the rider as if we had never issued it and it will no longer be available for future selection.

REMOVING THE PRIME PLUS BENEFIT FROM YOUR CONTRACT
You can elect to remove the PRIME Plus Benefit from the Contract after selecting it any time before you exercise the GMIB or the GPWB. You cannot remove the PRIME Plus Benefit after you exercise the GMIB or the GPWB and if you remove the PRIME Plus Benefit from the Contract it will no longer be available for future selection. You can request the removal of the PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* that occurs immediately after we receive your request in good order at our Service Center. If you remove the PRIME Plus Benefit from your Contract, we will decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider removal date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary is not a Business Day.
Although you cannot remove the PRIME Plus Benefit from your Contract after you exercise the GPWB or GMIB, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (available at any time).
•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).
If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.70% on that portion of the Contract.
Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:
•	the GPWB will terminate,
•	the Accumulation Phase of the Contract will end,
•	the GMDB will terminate, and
•	if you request Annuity Payments, that portion of the Contract will terminate as indicated in section 3, The Annuity Phase.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT
These restrictions will apply to Contracts with the PRIME Plus Benefit as described below. By selecting the PRIME Plus Benefit, you are consenting to have us reallocate your Contract Value in accordance with the procedures described in this section and in your Contract.
Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations of Purchase Payments and transfers of Contract Value into certain Investment Options. These restrictions are effected to support the guarantees provided by the PRIME Plus Benefit, and not to meet any Owner’s investment objectives. To the extent that these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may potentially be less than the Contract Value you would have had without the PRIME Plus Benefit.

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Under Contracts with the PRIME Plus Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options if any of the following limits on volatility or risk are triggered in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit:
•	the average one year volatility* is greater than 15%.
•	the average three year volatility* is greater than 15%.
•	the average one year risk** is greater than 75%.
•	the average three year risk** is greater than 75%.
*
As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.

**
As measured by the beta compared to the Standard & Poor’s® 500 Composite Price Index (S&P 500®). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit as compared to the S&P 500® is greater than 0.75, this limit will be exceeded.

We will monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we will notify you and restrict future allocations and transfers as follows:
•	Group A Investment Options will no longer be available to you, and
•	you cannot have more than 70% of your total Contract Value in the Group B Investment Options.
Group A Investment Options
AZL OCC Opportunity Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Columbia Small Cap Value Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL Fusion Growth Fund
AZL Fusion Moderate Fund
AZL International Index Fund
AZL Invesco International Equity Fund
AZL Mid Cap Index Fund
AZL OCC Growth Fund
AZL Small Cap Stock Index Fund

AZL Turner Quantitative Small Cap Growth Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Mid Cap Growth Fund
Davis VA Financial Portfolio
Franklin Growth and Income Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund
Oppenheimer Global Securities Fund/VA
PIMCO EqS Pathfinder Portfolio
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

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Group C Investment Options will be available for any amount of Contract Value whether or not the limits are triggered.
Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Davis NY Venture Fund
AZL Franklin Small Cap Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Growth Index Strategy Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Money Market Fund
AZL S&P 500 Index Fund
AZL Schroder Emerging Markets Equity Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen International Equity Fund
BlackRock Global Allocation V.I. Fund
Davis VA Value Portfolio
Franklin Global Real Estate Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund

Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Jennison Portfolio
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund®/VA
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
Seligman Smaller-Cap Value Portfolio
SP International Growth Portfolio
Templeton Global Bond Securities Fund

If any of the volatility or risk limits are triggered, we will send you written notice at least 30 days before implementing any restrictions. At that time, we will ask you to reallocate any Contract Value you have in the Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in the Group B Investment Options. We will implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we will reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we will reallocate your Contract Value on the implementation date in the following order.
First, if you have Contract Value in the Group A Investment Options:
•
If your most recent allocation instructions include both Group B and Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

•
If your most recent allocation instructions include only Group B Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

•
If your most recent allocation instructions include only Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

•
If your most recent allocation instructions do not include any Group B or Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the AZL Money Market Fund.

Then, if you have more than 70% of total Contract Value in the Group B Investment Options (including any Contract Value transferred out of the Group A Investment Options as previously described):
•
If your most recent allocation instructions include any Group C Investment Options, we will transfer the excess Contract Value* out of the Group B Investment Options proportionately and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A and Group B Investment Options).

•
If your most recent allocation instructions do not include any Group C Investment Options, we will transfer the excess Contract Value out of the Group B Investment Options and apply it to the AZL Money Market Fund.

*	The amount of Contract Value in the Group B Investment Options that is in excess of 70% of the total Contract Value.

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After we implement the allocation or transfer restrictions, Group A Investment Options will no longer be available for allocations or transfers, and we will only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in the Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we will monitor your Contract Value in the Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in the Group B Investment Options we will reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they will remain in effect until the GMIB and the GPWB terminate. You may continue to make allocations or transfers to the Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.
We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding changes to the Investment Option groupings.

PB VALUE
GMIB and/or GPWB Payments under the PRIME Plus Benefit are based on the PB Value. You can only access the PB Value by exercising the GMIB or GPWB.
The PB Value before the date of any Owner’s death or exercise of the GPWB is equal to either:
•	the 7% AIA;
•	the MAV; or
•	the Contract Value.
If you exercise the GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.
If you exercise the GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise the GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.
The 7% AIA may be more limited than the MAV because:
•
under the 7% AIA, the 7% increase is only applied to Purchase Payments (not including any bonus) received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;

•	under the GMIB, there are fewer available Annuity Options; and
•	under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.
If you take a GMIB Partial Annuitization, the 7% AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the 7% AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

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7% AIA Resets
Before the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if the Contract is owned by a non-individual) and before you exercise either the GPWB or GMIB, you can reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset: a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise the GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. If you reset the 7% AIA, you will have to wait ten Contract Years from the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order we will process it as of the current Contract Anniversary* and we will increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we will change the additional M&E charge for the PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge we will change the number of Accumulation Units so that the Contract Value on the reset anniversary will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

Calculating the 7% AIA
If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value (including any vested bonus) on that date.
On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments (not including any bonus) received that day,
•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	if you took a GMIB Partial Annuitization that day based on the:
–	7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments.
–	MAV, we will reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.
For each of the first five Contract Anniversaries that occur after the later of the rider effective date or the reset anniversary and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
For each Contract Anniversary that occurs after the fifth, and after the later of the rider effective date or the reset anniversary, and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:
a)	is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)	is the difference of i) minus ii) with the result increased by 7% where:
i)	is the 7% AIA on the immediately preceding Business Day, and
ii)	is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.
We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

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Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.
If the rider effective date or reset anniversary occurs before the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.
If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value (including any vested bonus) on that date.
On each Business Day before the fifth Contract Anniversary, the 7% AIA cap is equal to:
•	its value on the immediately preceding Business Day,
•	plus two times any additional Purchase Payments (not including any bonus) received that day,
•	reduced proportionately by the percentage of any Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.
Beginning on the fifth Contract Anniversary, the 7% AIA cap will no longer increase unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.
If the rider effective date or reset anniversary occurs on or after the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.
On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value (including any vested bonus) on that date. The 7% AIA cap will no longer increase after the rider effective date or the reset anniversary unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization as follows:
•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

Calculating the MAV
If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value (including any vested bonus) on the rider effective date.
On each Business Day other than a Contract Anniversary, the MAV is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments (not including any bonus) received that day,
•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	if you take a GMIB Partial Annuitization that day based on the:
–	MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
–	the 7% AIA, we will reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.
On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

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Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.
Any traditional Partial Annuitizations or withdrawals you take may reduce the 7% AIA or the MAV by more than the amount annuitized or withdrawn. If the Contract Value (including any vested bonus) at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).
If you exercise the GPWB and select the 5% payment option, the PB Value will only increase after you begin receiving GPWB Payments as a result of any step ups. If you exercise the GPWB and select the 10% payment option, the PB Value will stop increasing on the date you begin receiving GPWB Payments. In addition, if you exercise the GPWB, the PB Value will decrease:
•	on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and
•
proportionately by the percentage of any Contract Value (including any vested bonus) taken as a withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.

Please see Appendix B for examples of the calculations of the PB Value.

Step Ups Under the GPWB With the 5% Payment Option
Step ups are not available under the 10% payment option and are not available once the older Owner reaches age 91. On every third Contract Anniversary after you exercise the GPWB, if you elect the 5% payment option, we will automatically step up the PB Value to equal the Contract Value (including any vested bonus) if that amount is greater than the PB Value.
Step ups will continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.
If we step up the PB Value, we will also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we will not also automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year’s GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of “GPWB Payments” later in this section.)
Step ups will increase the total amount available to you under the GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments will also increase, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix C – GPWB Under the PRIME Plus Benefit. Appendix C contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.

USING THE PRIME PLUS BENEFIT
The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you select the 5% GPWB Payment option, we will increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise the GPWB and before the older Owner’s 91st birthday to “lock in” any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.
The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
The GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. Be sure to discuss with your registered representative if the GPWB and GMIB are appropriate for your situation.

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You must hold your Contract for ten complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the ten-year waiting period.
If you exercise the GPWB:
•	You can no longer remove the PRIME Plus Benefit from the Contract.
•
You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.

•	Partial Annuitizations are no longer available.
•	The additional M&E charge for the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate.
•	If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
•	The partial withdrawal privilege will no longer be available to you; however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.
•	The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
•	The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
•	The GMDB value will no longer increase, and each GPWB Payment and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
•	The PB Value will no longer increase if you elect the 10% payment option and 7% AIA resets will no longer be available.
•
If you select the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise the GPWB and before the older Owner’s 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.

•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) will reduce the PB Value as follows:
–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum will reduce the PB Value on a dollar for dollar basis, and
–	withdrawals taken during the Contract Year that do exceed the GPWB Maximum will reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
•
Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.
If you exercise a GMIB under a Full Annuitization:
•	You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
•	The Accumulation Phase will end and the Annuity Phase will begin.
•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.70% Separate Account annual expense.

•	If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
•	If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
•	The GMDB will terminate.

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If you exercise a GMIB under a Partial Annuitization*:
•	You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
•	The Annuity Phase will begin and the Accumulation Phase will continue.
•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The GPWB will continue to be available to you.
•	The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
•	GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.
*	Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.
In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.
Under the PRIME Plus Benefit the Owner controls:
•	when to exercise a benefit,
•	which benefit(s) to exercise,
•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*
•	the frequency of GPWB Payments,* and
•	whether to stop or restart GPWB Payments on an annual basis.
*	Owners do not have this flexibility under the GMIB.

GPWB PAYMENTS
In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.
If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you will receive an automatic increase or “step up” feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.

* See the discussion of “Step Ups Under the GPWB with the 5% Payment Option” earlier in this section.
If you exercise the GPWB, we will also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it will not carry over to the next Contract Year.

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If you request an Excess Withdrawal while you are receiving GPWB Payments and the amount you request plus your GPWB Payments exceeds the annual GPWB Maximum, the amount that exceeds the GPWB Maximum will be subject to any applicable withdrawal charge* and will reduce:
•	the Withdrawal Charge Basis,**
•	the Contract Value,
•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
•	the GMDB value.
*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.
**	GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis.
Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB Value to you:
•	within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or
•	within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).
You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day. Each GPWB Payment will be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you will receive one last GPWB Payment that will be equal to the remaining PB Value.
The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, the GPWB will not be available to you and we will contact you to discuss alternate arrangements.
Once each Contract Year, you can elect to:
•	change the frequency of next year’s GPWB Payments,
•	change the amount of next year’s GPWB Payment subject to the GPWB Maximum, or
•	stop GPWB Payments for the next GPWB Year.
You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We will effect any change on the Contract Anniversary and the change will remain in effect for the entire following Contract Year.
The following changes* are available at any time and will be effective when we receive your request in good order at our Service Center.
•	Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.
•	Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (including any vested bonus and less any withdrawal charge).
•	Stop GPWB Payments completely and have us make Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (including any vested bonus).
*	These changes will cause the GPWB to terminate. For more details, see the discussion of “Removing the PRIME Plus Benefit From Your Contract” earlier in this section.
In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.
We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions**) while the GPWB is in effect.
**	For more information, see the discussion of “Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit” earlier in this section and section 5, Investment Options – Transfers.

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You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (including any vested bonus and less any withdrawal charges), the Accumulation Phase of the Contract will end, and the Contract will terminate+; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus).
We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (including any vested bonus and less any withdrawal charges) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate+.
+	If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.
NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.

TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59½, GPWB Payments may be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) will be subject to a withdrawal charge* based on the date of Purchase Payment receipt and it will reduce the Withdrawal Charge Basis, as indicated in section 7, Expenses – Withdrawal Charge.
*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

TERMINATION OF THE GPWB
The GPWB will terminate upon the earliest of the following.
•	Termination of the PRIME Plus Benefit rider.
•	The Business Day you take an Excess Withdrawal of the entire Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	Contract termination.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

GMIB PAYMENTS
The annuity income protection provided by the GMIB will apply only under the following circumstances.
•
Your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
•	We will base all GMIB Payments on an interest rate of 1% per year.

*	For more information see section 3, The Annuity Phase – Annuity Options.

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In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.
Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
•	transfer amounts from one Annuity Payment stream to another; or
•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.
You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment will be equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.
While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.
If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase – Partial Annuitization.
If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

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TERMINATION OF THE GMIB
If you have not exercised the GMIB, it will terminate upon the earliest of the following.
•	Termination of the PRIME Plus Benefit rider.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	Contract termination.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
If you exercise the GMIB, each portion of the Contract that you apply to GMIB Payments will terminate upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	Termination of the PRIME Plus Benefit rider.
•	Contract termination.
*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

REQUIRED MINIMUM DISTRIBUTIONS (RMDs) UNDER QUALIFIED CONTRACTS WITH THE PRIME PLUS BENEFIT
The GMIB and GPWB under the PRIME Plus Benefit may have limited usefulness if you purchased a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.
You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you will not be able to meet your RMD needs without taking Excess Withdrawals. In addition, RMD payments will reduce your PB Value.

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5.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options’ prospectuses. To obtain a current prospectus for any of the Investment Options, contact your registered representative or call us at the toll free telephone number listed at the back of this prospectus.
Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. For more information about share classes, see the Investment Options’ prospectuses.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.
Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a “fund of funds” and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.
The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

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INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Institutional Management Corporation	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

	Seligman Smaller-Cap Value Portfolio	Small Cap	Long-term capital appreciation	At least 80% of net assets in common stocks of “value” companies with smaller market capitalizations (up to $3 billion) at the time of purchase by the portfolio.
DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis NY Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
	Davis VA Value Portfolio	Large Value	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Equity Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies if they offer better prospects for capital appreciation. May invest up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Advisory Services, LLC	AZL Franklin Small Cap Value Fund	Small Cap	Long-term total return
Under normal market conditions, invests at least 80% of its net assets in investments of small capitalization companies similar to those that comprise the Russell 2500™ Index at the time of investment.

Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Templeton Institutional, LLC	Franklin Global Real Estate Securities Fund	Specialty	High Total Return	At least 80% of net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Managed by Franklin Advisers, Inc.	Franklin Growth and Income Securities Fund	Large Value	Capital appreciation, with current income as a secondary goal	Invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.
	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests substancially in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
	Franklin Large Cap Growth Securities Fund	Large Growth	Capital appreciation	At least 80% of net assets in investments of large capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Rising Dividends Securities Fund	Mid Cap	Long-term capital appreciation with preservation of capital as an important consideration	At least 80% of net assets in investments of companies that have paid rising dividends.
Managed by Franklin Advisers, Inc.	Franklin Small–Mid Cap Growth Securities Fund	Mid Cap	Long-term capital growth	At least 80% of net assets in investments of small capitalization and mid capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Small Cap Value Securities Fund	Small Cap	Long term total return	At least 80% of net assets in investments of small capitalization companies.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Franklin Zero Coupon Fund 2010	Intermediate-Term Bonds	As high an investment return as is consistent with capital preservation
Normally invests at least 80% of its net assets in zero coupon debt securities. The fund will mature December 17, 2010 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the maturity of the fund, please see the Franklin Zero Coupon Fund prospectus.

Managed by Franklin Mutual Advisers, LLC	Mutual Global Discovery Securities Fund	International Equity	Capital appreciation	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Franklin Mutual Advisers, LLC	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.
Managed by Templeton Investment Counsel, LLC	Templeton Foreign Securities Fund	International Equity	Long-term capital growth	Normally invests at least 80% of net assets in investments of issuers located outside the U.S., including those in emerging markets.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of international equity securities whose issuers are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

OPPENHEIMER CAPITAL
Managed by Allianz Investment Management LLC/ Oppenheimer Capital LLC	AZL OCC Growth Fund	Large Growth	Long-term growth of capital with income as an incidental consideration
Invests at least 65% of its assets in common stocks of “growth” companies, defined as companies believed by the subadviser to have above-average growth prospects, with market capitalizations of at least $5 billion.

	AZL OCC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies, defined as companies believed by the subadviser to have above-average growth prospects, with market capitalizations of less than $2 billion at the time of investment.

OPPENHEIMERFUNDS
Managed by OppenheimerFunds, Inc.	Oppenheimer Global Securities Fund/VA	International Equity	Long-term capital appreciation	Invests mainly in common stocks of U.S. and foreign issuers, currently with an emphasis in developed markets.
	Oppenheimer High Income Fund/VA	High-Yield Bonds	High level of current income	Invests in a variety of high-yield debt securities of domestic and foreign issuers with at least 65% of total assets in high-yield, lower-grade fixed income securities commonly known as “junk” bonds.
Managed by OppenheimerFunds, Inc.	Oppenheimer Main Street Fund®/VA	Large Blend	High total return	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value and cash flow and earnings estimates. Invests in securities and instruments that are economically tied to at least three countries (one of which may be the United States).

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging market countries.
	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index blend
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PRUDENTIAL
Managed by Prudential Investments LLC/Jennison Associates LLC	Jennison Portfolio	Large Growth	Long-term growth of capital	At least 65% of total assets in equity and equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.
Managed by Prudential Investments LLC/William Blair & Company LLC and Marsico Capital Management LLC	SP International Growth Portfolio	International Equity	Long-term growth of capital	Invests primarily in equity-related securities of foreign issuers with at least 65% of its total assets in common stocks of foreign companies operating or based in at least five different countries.
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

TURNER
Managed by Allianz Investment Management LLC/Turner Investment Partners, Inc.	AZL Turner Quantitative Small Cap Growth Fund	Small Cap	Long-term growth of capital
At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations that the subadviser believes, based on a quantitative model, have strong earnings growth potential. Small capitalization companies are defined as companies with market capitalizations, at the time of purchase, in the range of companies included in the Russell 2000® Growth Index.

VAN KAMPEN
Managed by Allianz Investment Management LLC/Van Kampen Asset Management	AZL Van Kampen Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal with long-term growth of capital as an important secondary objective
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Van Kampen Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Van Kampen Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests at least 65% of total assets in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging market securities.

	AZL Van Kampen International Equity Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers selected from a universe comprised of approximately 1,200 companies in non-U.S. markets.
	AZL Van Kampen Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.

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THE FRANKLIN ZERO COUPON FUND 2010 WILL MATURE ON DECEMBER 17, 2010. If you have any Contract Value allocated to this Investment Option, you will need to reallocate it to another available Investment Option prior to the maturity date. If no selection has been made by you prior to the maturity date, the Contract Value held in the subaccount underlying your Contract will be automatically transferred to the AZL Money Market Fund. You will be notified in writing at least 30 days prior to the maturity.
Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.
We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options’ advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option’s assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.

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TRANSFERS
Contracts with the PRIME Plus Benefit will be subject to restrictions on transfers into certain Investment Options if these Contracts exceed certain limits on volatility or risk. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit.
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses – Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.
The following applies to any transfer.
•	Your request for a transfer must clearly state:
–	which Investment Choices are involved in the transfer; and
–	how much you wish to transfer.
•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
•
Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the “Excessive Trading and Market Timing” discussion in this section.

•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
•	Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.
When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values and/or Annuity Unit values.
The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

Telephone and Other Electronic Transfers
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.
We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

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When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day’s Accumulation Unit values.
Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.
By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.

•
An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.
In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
•	Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
•
Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Choices when available in your Contract: any fixed option, the AZL Money Market Fund, and Investment Choices offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.

•	Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
•	Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
•	Prohibiting transfers into specific Investment Choices.
•	Imposing other limitations or restrictions.

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We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.
We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.
We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners’ legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners’ interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.
In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.
As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice’s shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice’s shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

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We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.
There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.
The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.
All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. In order for DCA transfers to begin on the tenth of the month we must receive your DCA form in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the tenth. You can elect either program by properly completing the DCA form provided by us.
Your participation in the program will end when any of the following occurs.
•	The number of desired transfers has been made.
•	You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
•	You request to terminate the program (your request must be received at our Service Center by 3 p.m. central standard time on the Business Day immediately before the tenth to terminate that month).
•	Contract termination.
If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

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FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. In order for flexible rebalancing transfers to begin on the 20th of the month, we must receive your request in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the 20th. Otherwise, the first flexible rebalancing transfer will not occur until the 20th day of the next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must also be received at our Service Center by 3 p.m. central standard time on the Business Day immediately before the 20th to terminate that month.

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser’s fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59½, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.
We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.
Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•
You are permitted to cast votes based on the dollar value of the Investment Option’s shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.

•	We will determine the number of shares that you can vote.
•	You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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6.	OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.
Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

7.	EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess the Separate Account annual expenses during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there are no Separate Account annual expenses during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. Some or all of the guaranteed benefits may not be available in all states. During the Accumulation Phase, the current Separate Account annual expenses are as follows:
	Base Contract			Charges for a Contract with the PRIME Plus Benefit
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.55%	0.15%	1.70%	2.25%	0.15%	2.40%
Enhanced GMDB	1.85%	0.15%	2.00%	2.45%	0.15%	2.60%

If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB benefits terminate and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.
During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.70%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable traditional Partial Annuitization.

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Mortality and Expense Risk (M&E) Charges
These charges compensate us for all the insurance benefits provided by your Contract, for example:
•	our contractual obligation to make Annuity Payments,
•	the death, income, and withdrawal benefits under the Contract,
•	certain expenses related to the Contract, and
•	for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.
If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Charge
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.
During the Accumulation Phase, we will not deduct this charge if the Rewards Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $75,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), and the Rewards Value is less than $75,000, we will deduct the full contract maintenance charge.
If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.
In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within ten complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, or amounts paid as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – GPWB Payments and section 9, Access to Your Money – The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

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The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of transfer fees or the contract maintenance charge. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix E.
NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we make withdrawals from your Contract in the following order.
1.
First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for ten or more complete years). We do not assess a withdrawal charge on these Purchase Payments.

2.
Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money – Partial Withdrawal Privilege.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4.
Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8.5%
1	8.5%
2	8.5%
3	8.5%
4	8.0%
5	7.0%
6	6.0%
7	5.0%
8	4.0%
9	3.0%
10 years or more	0.0%

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After we have had a Purchase Payment for ten complete years, there is no charge when you withdraw that Purchase Payment. In the States of Connecticut and New Jersey, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced above.
We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Rewards Value and we deduct it proportionately from the Investment Choices.
Example: You purchased a Contract with an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.
1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)
Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to an 8.5% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

$30,000	x	0.085	=	$2,550

Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $40,000 ($10,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $12,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to an 8.5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

$12,000	x	0.085	=	$1,020

4)	Contract earnings. The withdrawal charges of $3,570 are deducted from contract earnings.
In total we withdrew $55,570 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,570.
NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

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TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of the transfer fee will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Taxation of GMIB Payments.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

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If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.
We may have issued the following types of Qualified Contracts.
•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

•
TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

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MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal (including Partial Annuitizations) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract’s entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)	paid on or after you reach age 59½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.

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With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)	distributions made on account of an IRS levy upon the Qualified Contract;
6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed.

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It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract will be increased to reflect the increase in the transferor’s income.
The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.
“Eligible rollover distributions” from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

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ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.
In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.
Other rules may apply to Qualified Contracts.

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9.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
•	by taking a withdrawal (including GPWB Payments);
•	by taking required minimum distributions (Qualified Contracts only);
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can only take withdrawals during the Accumulation Phase. We will process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values.
When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
•	less any applicable withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of the charges.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $10,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.
*	These limitations do not apply to GPWB Payments.
In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.
Partial withdrawals in excess of the partial withdrawal privilege will reduce unvested bonus amounts by the excess amount’s percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the partial withdrawal privilege amount by the Contract Value.
We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the “Suspension of Payments or Transfers” discussion later in this section).
Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses – Withdrawal Charge and the examples in Appendix E.
We may be required to provide information about you or your Contract to government regulators. We may also be required to block an Owner’s Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.
Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

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Example
•	You purchased a Contract with an initial Purchase Payment of $100,000. We applied a bonus to your Contract of $6,000.
•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Rewards Value is $116,600, and your partial withdrawal privilege is $10,000. Your bonus has not vested at all at this time.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the partial withdrawal privilege)
= $50,000 – $10,000 =$ 40,000
Multiplied by the withdrawal charge percentagex 0.085
Total withdrawal charge =$ 3,400
Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal$110,600
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000 + $3,400 =- 53,400
Contract Value after the partial withdrawal$ 57,200
Reducing the unvested bonus:
Amount of the unvested bonus$ 6,000
Multiplied by the result of the total amount withdrawn, minus the partial withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
= ($53,400 – $10,000) / $110,600 =x 0.392
Reduction in the unvested bonus due to the partial withdrawal$ 2,352
Unvested bonus after the partial withdrawal = $6,000 – $2,352 =$ 3,648
Reducing the Rewards Value:
Rewards Value on the day of (but before) the partial withdrawal$116,600
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000 + $3,400 =- 53,400
Minus the reduction in the unvested bonus due to the partial withdrawal- 2,352
Rewards Value after the partial withdrawal$ 60,848

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. However, if you exercise the GPWB (if applicable) you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in section 7, Expenses – Withdrawal Charge.
If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess a withdrawal charge with no reduction for any partial withdrawal privilege in that year . Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the partial surrender privilege.

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The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussion later in this section.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses – Withdrawal Charge and the “Partial Withdrawal Privilege” discussion that appears earlier in this section.
All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. In order for systematic withdrawals to begin or stop by the ninth of the month, we must receive your program form instructions in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the ninth.
Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we will only make annual payments. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge.
Contracts with the PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness under a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments will reduce your GMDB value, and PB Values.
You cannot participate in the systematic withdrawal and the minimum distribution programs at the same time. You also cannot exercise the GPWB and participate in the minimum distribution program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

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We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

10.	ILLUSTRATIONS

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

11.	DEATH BENEFIT

At Contract issue, you were asked to select one of two death benefit options. If you did not make a selection, you received the Traditional GMDB. The Enhanced GMDB carries an additional M&E charge and does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81.
The death benefit provided by the Enhanced GMDB will never be less than the death benefit provided by the Traditional GMDB, but they may be equal. The death benefit is only available during the Accumulation Phase of the Contract. Bonus amounts do not become part of the GMDB values that are based on Contract Value until they are vested. You will not receive the amount of the bonus credited on the parts of the GMDB values that are based on Purchase Payments. You cannot change or cancel your selected death benefit.
The use of the term “you” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
If you die during the Accumulation Phase, we will process the death benefit based on the Accumulation Unit values determined after we receive both due proof of death and an election of the death benefit payment option in Good Order at our Service Center. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values.
If there are multiple Beneficiaries, each Beneficiary will receive the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Also, any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1)
The Contract Value (including any vested bonus amounts), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2)	The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus) before you exercise the GPWB (if applicable), reduced as follows.
•
Proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).

•	Proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization taken before you exercise the GPWB (if applicable).
Any withdrawals taken before you exercise the GPWB, Excess Withdrawals, and/or amounts applied to traditional Partial Annuitizations may reduce the Traditional GMDB value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

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Any amounts applied to GMIB Partial Annuitizations may reduce the Traditional GMDB value by more than the amount annuitized. If the PB Value at the time of annuitization is less than the Traditional GMDB value, we will deduct more than the amount annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.
The Contract Value (including any vested bonus), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.
The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: a) the 3% Annual Increase Amount (AIA), or b) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner’s death.
A.     Annual Increase Amount (3% AIA)
The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date (not including any bonus).
On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments (not including any bonus) received that day,
•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).
On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.
We limit the 3% AIA to a maximum of 1.5 times your total Purchase Payments (not including any bonus), reduced as follows:
•	proportionately, by the percentage of PB Value applied to each GMIB Partial Annuitization (if applicable).
•
proportionately, by the percentage of Contract Value (including any vested bonus) annuitized and/or withdrawn (including any withdrawal charge) for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.

B.     Maximum Anniversary Value (MAV)
The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.
On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments (not including any bonus) received that day,
•
reduced proportionately by the percentage of Contract Value (including any vested bonus amounts) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

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On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.
Any withdrawals taken before you exercise the GPWB and/or amounts applied to traditional Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).
Any amounts applied to GMIB Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount annuitized. If the PB Value at the time of annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount annuitized from the 3% AIA (or MAV as applicable).
NOTE FOR CONTRACTS WITH THE PRIME PLUS BENEFIT: If you exercise the GPWB, then on and after the exercise date:
•
the Traditional GMDB value or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);

•	the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease with each GPWB Payment we make and any Excess Withdrawals you take; and
•	the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.
Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
The GMDB that applies to your Contract will terminate upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the GMDB value and Contract Value are both zero.
•	Contract termination.

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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts, there can be only one Owner and the Owner must be the Annuitant, unless the Contract is owned by a qualified plan or is part of a custodial arrangement. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We will pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.	•	The Beneficiary becomes the Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
•	If the GPWB was in effect, it will terminate unless the deceased Owner’s spouse continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

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UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.	•	The surviving Joint Owner becomes the sole Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
•	We will pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion later in this section.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•	If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Annuitant’s spouse continues the Contract.
•
Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.

•	If the deceased Annuitant was a sole Owner, we will pay the Beneficiary(1) a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner’s spouse continues the Contract.	•	If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
		•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.(2) If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

•	For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
(NOTE: We do not allow joint Annuitants under a Partial Annuitization and we do not allow joint Annuitants during the Accumulation Phase, so this can only occur under a Full Annuitization)

Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary will become the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner’s rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the PRIME Plus Benefit, which can only continue if the surviving spouse is also an Annuitant. For more information, please see section 4, The PRIME Plus Benefit – Termination of the GMIB. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.
Option A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.
Option B: Payment of the entire death benefit within                                                                                     five years of the date of any Owner’s death.
Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary’s life expectancy. Distribution under this option must begin within one year of the date of any Owner’s death. We will no longer assess the contract maintenance charge if we make fixed Traditional Annuity Payments or if the Contract Value on the Income Date is at least $75,000. We will continue to assess the full contract maintenance charge on each Beneficiary’s portion proportionately if we make variable Traditional Annuity Payments. GMIB Payments are not available under this option.
Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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12.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These payments typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.
The maximum commission payable to the selling firms for Contract sales is expected to not exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.
We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

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Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to registered representatives;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars for their registered representatives;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
•	the organizational “fit” between the broker/dealer firm and the type of wholesaling and marketing force we operate;
•	whether the broker/dealer firm’s operational, IT, and support services structure and requirements are compatible with our method of operation;
•	whether the broker/dealer firm’s product mix is oriented toward our core markets;
•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
•	the potential return on investment of investing in a particular firm’s system;
•	our potential ability to obtain a significant level of the market share in the broker/dealer firm’s distribution channel;
•	the broker/dealer firm’s registered representative and customer profiles; and
•	the prominence and reputation of the broker/dealer firm in its marketing channel.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.
We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

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ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records,
•	processing and mailing of account statements and other mailings to Owners, and
•	routine customer service including:
–	responding to Owner correspondence and inquiries,
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing annuitization requests.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

13.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life……………………………………………………..........	2
Experts……………………………………………………………..…	2
Legal Opinions…………………………………………………..….	2
Distributor…………………………………………………..………..	2
Reduction or Elimination of the Withdrawal Charge……..…..	3
Federal Tax Status…………………………………………….…....	3
General……………………………………………………………	3
Diversification………………………………………………....….	4
Owner Control…………………………………………………….	5
Contracts Owned by Non-Individuals…………………….....…	5
Income Tax Withholding…………………………………..….....	5
Required Distributions……………………………………..…….	5
Qualified Contracts……………………………………………….	6
Annuity Provisions………………………………………………....	7
Annuity Units/Calculating Annuity Payments………………….	7
Mortality and Expense Risk Guarantee…………………………	7
Information on May 2003 Contracts……………………………..	8
Information on Contracts That Were Offered
Before April 29, 2005…………………………………………...	16
Information on Original and September 2002 Contracts…….	17
Financial Statements……………………………………………….	18
Appendix – Condensed Financial Information………………..	19

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14.	PRIVACY AND SECURITY STATEMENT

2010
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.
This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.
Allianz does not sell your information to anyone
We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you.  We also do not share your information with any of our affiliated companies except to administer or service your policy.
Information about you that Allianz collects
Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
•	From others, through the process of handling a claim. This may include information from medical or accident reports.
•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.
Information about you that Allianz shares
Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:
•	With affiliates and other third parties in order to administer or service your policy.
•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.
•	With medical professionals in order to process your claim.
•	With a state Department of Insurance in order to examine our records or business practices.
•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
•	With research groups to conduct studies on claims results. No individual is identified in any study or report.
We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.
Allianz policies and practices regarding security of your information
Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

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Your ability to access and correct your information
You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).
For more information or if you have questions
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, or write us at the following address.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (3/2010)

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APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.
Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
* Key to Benefit Option	Separate Account Annual Expenses(1)
Allianz Rewards – Base Contract with the Traditional GMDB	1.70%
Allianz Rewards – Contract with the Enhanced GMDB and the PRIME Plus Benefit	2.60%

(1)
The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.

The following Investment Options commenced operations under this Contract after December 31, 2009. Therefore, no AUV information is shown for them: AZL Mid Cap Index Fund, Jennison Portfolio, PIMCO EqS Pathfinder Portfolio.

(Number of Accumulation Units in thousands)
Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.70%	12/31/2009	N/A	10.029	3	2.60%	12/31/2009	N/A	10.012	241
AZL BlackRock Capital Appreciation Fund
1.70%	12/31/2005	N/A	11.943	15	2.60%	12/31/2005	N/A	11.871	233
	12/31/2006	11.943	11.927	10		12/31/2006	11.871	11.749	399
	12/31/2007	11.927	13.005	29		12/31/2007	11.749	12.696	551
	12/31/2008	13.005	8.135	18		12/31/2008	12.696	7.870	458
	12/31/2009	8.135	10.834	225		12/31/2009	7.870	10.387	3302
AZL Columbia Mid Cap Value Fund
1.70%	12/31/2006	N/A	10.057	21	2.60%	12/31/2006	N/A	9.996	163
	12/31/2007	10.057	10.267	26		12/31/2007	9.996	10.113	252
	12/31/2008	10.267	4.830	19		12/31/2008	10.113	4.715	368
	12/31/2009	4.830	6.282	44		12/31/2009	4.715	6.078	590
AZL Columbia Small Cap Value Fund
1.70%	12/31/2004	N/A	12.034	20	2.60%	12/31/2004	N/A	11.961	197
	12/31/2005	12.034	12.232	19		12/31/2005	11.961	12.050	465
	12/31/2006	12.232	13.639	23		12/31/2006	12.050	13.315	583
	12/31/2007	13.639	12.303	29		12/31/2007	13.315	11.903	551
	12/31/2008	12.303	8.214	24		12/31/2008	11.903	7.876	634
	12/31/2009	8.214	10.070	18		12/31/2009	7.876	9.568	536
AZL Davis NY Venture Fund
1.70%	12/31/2003	N/A	9.901	45	2.60%	12/31/2003	N/A	9.710	153
	12/31/2004	9.901	10.761	134		12/31/2004	9.710	10.459	960
	12/31/2005	10.761	11.604	176		12/31/2005	10.459	11.178	1655
	12/31/2006	11.604	12.996	243		12/31/2006	11.178	12.407	2193
	12/31/2007	12.996	13.306	218		12/31/2007	12.407	12.588	2386
	12/31/2008	13.306	7.783	353		12/31/2008	12.588	7.297	4559
	12/31/2009	7.783	10.088	302		12/31/2009	7.297	9.373	4199

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

71

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Dreyfus Equity Growth Fund
1.70%	12/31/2003	N/A	8.756	40	2.60%	12/31/2003	N/A	8.587	181
	12/31/2004	8.756	9.272	58		12/31/2004	8.587	9.012	445
	12/31/2005	9.272	9.532	59		12/31/2005	9.012	9.182	531
	12/31/2006	9.532	10.584	76		12/31/2006	9.182	10.103	721
	12/31/2007	10.584	11.315	176		12/31/2007	10.103	10.704	2050
	12/31/2008	11.315	6.493	137		12/31/2008	10.704	6.087	1878
	12/31/2009	6.493	8.602	115		12/31/2009	6.087	7.992	1689
AZL Eaton Vance Large Cap Value Fund
1.70%	12/31/2003	N/A	9.432	100	2.60%	12/31/2003	N/A	9.208	738
	12/31/2004	9.432	10.860	181		12/31/2004	9.208	10.507	2346
	12/31/2005	10.860	11.096	183		12/31/2005	10.507	10.639	3400
	12/31/2006	11.096	12.630	197		12/31/2006	10.639	12.001	3637
	12/31/2007	12.630	12.140	357		12/31/2007	12.001	11.432	4603
	12/31/2008	12.140	7.616	304		12/31/2008	11.432	7.108	4089
	12/31/2009	7.616	9.475	235		12/31/2009	7.108	8.763	3793
AZL Franklin Small Cap Value Fund
1.70%	12/31/2003	N/A	12.692	24	2.60%	12/31/2003	N/A	12.616	171
	12/31/2004	12.692	15.359	53		12/31/2004	12.616	15.130	774
	12/31/2005	15.359	16.163	95		12/31/2005	15.130	15.779	1427
	12/31/2006	16.163	18.341	125		12/31/2006	15.779	17.745	1794
	12/31/2007	18.341	17.242	126		12/31/2007	17.745	16.532	1777
	12/31/2008	17.242	11.233	115		12/31/2008	16.532	10.673	1565
	12/31/2009	11.233	14.425	108		12/31/2009	10.673	13.583	1454
AZL Franklin Templeton Founding Strategy Plus Fund
1.70%	12/31/2009	N/A	10.212	1	2.60%	12/31/2009	N/A	10.194	40
AZL Fusion Balanced Fund
1.70%	12/31/2005	N/A	10.608	100	2.60%	12/31/2005	N/A	10.544	889
	12/31/2006	10.608	11.419	1681		12/31/2006	10.544	11.249	1965
	12/31/2007	11.419	12.025	1808		12/31/2007	11.249	11.739	1984
	12/31/2008	12.025	8.577	1602		12/31/2008	11.739	8.298	2211
	12/31/2009	8.577	10.685	1566		12/31/2009	8.298	10.245	2856
AZL Fusion Conservative Fund
1.70%	12/31/2009	N/A	10.148	0	2.60%	12/31/2009	N/A	10.130	9
AZL Fusion Growth Fund
1.70%	12/31/2005	N/A	11.083	198	2.60%	12/31/2005	N/A	11.016	4752
	12/31/2006	11.083	12.226	426		12/31/2006	11.016	12.044	9277
	12/31/2007	12.226	12.711	516		12/31/2007	12.044	12.408	10241
	12/31/2008	12.711	7.630	452		12/31/2008	12.408	7.382	9384
	12/31/2009	7.630	9.917	430		12/31/2009	7.382	9.508	9073
AZL Fusion Moderate Fund
1.70%	12/31/2005	N/A	10.786	57	2.60%	12/31/2005	N/A	10.721	2298
	12/31/2006	10.786	11.741	172		12/31/2006	10.721	11.566	4080
	12/31/2007	11.741	12.297	268		12/31/2007	11.566	12.004	5264
	12/31/2008	12.297	8.129	238		12/31/2008	12.004	7.865	4782
	12/31/2009	8.129	10.344	252		12/31/2009	7.865	9.917	4821
AZL Growth Index Strategy Fund
1.70%	12/31/2009	N/A	10.061	14	2.60%	12/31/2009	N/A	10.044	358
AZL International Index Fund
1.70%	12/31/2009	N/A	9.755	13	2.60%	12/31/2009	N/A	9.738	251
AZL Invesco International Equity Fund
1.70%	12/31/2003	N/A	10.084	4	2.60%	12/31/2003	N/A	9.934	72
	12/31/2004	10.084	12.107	30		12/31/2004	9.934	11.819	356
	12/31/2005	12.107	13.852	73		12/31/2005	11.819	13.401	790
	12/31/2006	13.852	17.302	94		12/31/2006	13.401	16.590	1568
	12/31/2007	17.302	19.496	117		12/31/2007	16.590	18.525	1951
	12/31/2008	19.496	11.211	79		12/31/2008	18.525	10.557	1602
	12/31/2009	11.211	14.805	118		12/31/2009	10.557	13.817	2899

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

72

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL JPMorgan U.S. Equity Fund
1.70%	12/31/2004	N/A	10.737	44	2.60%	12/31/2004	N/A	10.672	615
	12/31/2005	10.737	11.132	64		12/31/2005	10.672	10.966	976
	12/31/2006	11.132	12.542	78		12/31/2006	10.966	12.245	1125
	12/31/2007	12.542	12.798	79		12/31/2007	12.245	12.382	1306
	12/31/2008	12.798	7.715	63		12/31/2008	12.382	7.397	1182
	12/31/2009	7.715	10.142	116		12/31/2009	7.397	9.637	1890
AZL MFS Investors Trust Fund
1.70%	12/31/2005	N/A	12.221	32	2.60%	12/31/2005	N/A	12.148	459
	12/31/2006	12.221	13.552	71		12/31/2006	12.148	13.350	848
	12/31/2007	13.552	14.752	51		12/31/2007	13.350	14.401	912
	12/31/2008	14.752	8.686	95		12/31/2008	14.401	8.403	1549
	12/31/2009	8.686	12.964	98		12/31/2009	8.403	12.429	1652
AZL Money Market Fund
1.70%	12/31/2003	N/A	10.288	129	2.60%	12/31/2003	N/A	9.932	885
	12/31/2004	10.288	10.183	384		12/31/2004	9.932	9.741	2151
	12/31/2005	10.183	10.269	409		12/31/2005	9.741	9.736	2761
	12/31/2006	10.269	10.545	450		12/31/2006	9.736	9.908	2785
	12/31/2007	10.545	10.864	904		12/31/2007	9.908	10.116	4187
	12/31/2008	10.864	10.941	1265		12/31/2008	10.116	10.097	8842
	12/31/2009	10.941	10.780	709		12/31/2009	10.097	9.859	6233
AZL OCC Growth Fund
1.70%	12/31/2009	N/A	10.371	0	2.60%	12/31/2009	N/A	10.353	2
AZL OCC Opportunity Fund
1.70%	12/31/2003	N/A	12.741	34	2.60%	12/31/2003	N/A	12.551	361
	12/31/2004	12.741	13.498	79		12/31/2004	12.551	13.177	1053
	12/31/2005	13.498	13.945	79		12/31/2005	13.177	13.492	1196
	12/31/2006	13.945	15.312	97		12/31/2006	13.492	14.682	1406
	12/31/2007	15.312	16.390	80		12/31/2007	14.682	15.574	1316
	12/31/2008	16.390	8.515	58		12/31/2008	15.574	8.019	1225
	12/31/2009	8.515	13.236	62		12/31/2009	8.019	12.352	1458
AZL S&P 500 Index Fund
1.70%	12/31/2007	N/A	9.862	12	2.60%	12/31/2007	N/A	9.803	74
	12/31/2008	9.862	6.048	182		12/31/2008	9.803	5.958	2515
	12/31/2009	6.048	7.454	238		12/31/2009	5.958	7.277	2801
AZL Schroder Emerging Markets Equity Fund
1.70%	12/31/2006	N/A	10.450	14	2.60%	12/31/2006	N/A	10.388	435
	12/31/2007	10.450	13.388	69		12/31/2007	10.388	13.187	1455
	12/31/2008	13.388	6.333	131		12/31/2008	13.187	6.182	2997
	12/31/2009	6.333	10.695	143		12/31/2009	6.182	10.346	3191
AZL Small Cap Stock Index Fund
1.70%	12/31/2007	N/A	9.310	0	2.60%	12/31/2007	N/A	9.254	33
	12/31/2008	9.310	6.321	139		12/31/2008	9.254	6.226	1720
	12/31/2009	6.321	7.758	111		12/31/2009	6.226	7.574	1624
AZL Turner Quantitative Small Cap Growth Fund
1.70%	12/31/2005	N/A	11.103	5	2.60%	12/31/2005	N/A	11.036	126
	12/31/2006	11.103	12.150	9		12/31/2006	11.036	11.969	283
	12/31/2007	12.150	12.670	7		12/31/2007	11.969	12.369	299
	12/31/2008	12.670	7.056	8		12/31/2008	12.369	6.827	303
	12/31/2009	7.056	9.116	8		12/31/2009	6.827	8.740	335
AZL Van Kampen Equity and Income Fund
1.70%	12/31/2004	N/A	10.788	11	2.60%	12/31/2004	N/A	10.723	446
	12/31/2005	10.788	11.323	21		12/31/2005	10.723	11.154	948
	12/31/2006	11.323	12.526	71		12/31/2006	11.154	12.229	1203
	12/31/2007	12.526	12.691	167		12/31/2007	12.229	12.279	1140
	12/31/2008	12.691	9.492	160		12/31/2008	12.279	9.101	1136
	12/31/2009	9.492	11.465	148		12/31/2009	9.101	10.894	1013

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

73

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Van Kampen Global Real Estate Fund
1.70%	12/31/2006	N/A	12.028	56	2.60%	12/31/2006	N/A	11.955	529
	12/31/2007	12.028	10.797	42		12/31/2007	11.955	10.636	640
	12/31/2008	10.797	5.750	44		12/31/2008	10.636	5.613	818
	12/31/2009	5.750	7.925	43		12/31/2009	5.613	7.667	846
AZL Van Kampen Growth and Income Fund
1.70%	12/31/2003	N/A	10.138	62	2.60%	12/31/2003	N/A	9.897	506
	12/31/2004	10.138	11.344	187		12/31/2004	9.897	10.975	1355
	12/31/2005	11.344	12.183	216		12/31/2005	10.975	11.681	1769
	12/31/2006	12.183	13.883	223		12/31/2006	11.681	13.192	1916
	12/31/2007	13.883	14.008	198		12/31/2007	13.192	13.191	1850
	12/31/2008	14.008	9.246	163		12/31/2008	13.191	8.629	1650
	12/31/2009	9.246	11.240	145		12/31/2009	8.629	10.396	1532
AZL Van Kampen International Equity Fund
1.70%	12/31/2003	N/A	12.250	13	2.60%	12/31/2003	N/A	12.176	170
	12/31/2004	12.250	13.512	29		12/31/2004	12.176	13.310	874
	12/31/2005	13.512	14.832	63		12/31/2005	13.310	14.480	1681
	12/31/2006	14.832	17.683	100		12/31/2006	14.480	17.108	2225
	12/31/2007	17.683	19.090	113		12/31/2007	17.108	18.303	2183
	12/31/2008	19.090	13.407	101		12/31/2008	18.303	12.739	1896
	12/31/2009	13.407	16.650	124		12/31/2009	12.739	15.679	2649
AZL Van Kampen Mid Cap Growth Fund
1.70%	12/31/2003	N/A	8.935	37	2.60%	12/31/2003	N/A	8.723	157
	12/31/2004	8.935	10.649	98		12/31/2004	8.723	10.303	520
	12/31/2005	10.649	12.306	150		12/31/2005	10.303	11.800	1229
	12/31/2006	12.306	13.213	129		12/31/2006	11.800	12.556	1535
	12/31/2007	13.213	15.872	217		12/31/2007	12.556	14.946	3489
	12/31/2008	15.872	8.033	169		12/31/2008	14.946	7.497	2878
	12/31/2009	8.033	12.451	160		12/31/2009	7.497	11.516	3030
BlackRock Global Allocation V.I. Fund
1.70%	12/31/2008	N/A	7.903	19	2.60%	12/31/2008	N/A	7.856	441
	12/31/2009	7.903	9.396	59		12/31/2009	7.856	9.255	1238
Davis VA Financial Portfolio
1.70%	12/31/2003	N/A	12.431	11	2.60%	12/31/2003	N/A	12.001	235
	12/31/2004	12.431	13.482	40		12/31/2004	12.001	12.898	576
	12/31/2005	13.482	14.367	47		12/31/2005	12.898	13.621	682
	12/31/2006	14.367	16.739	55		12/31/2006	13.621	15.729	711
	12/31/2007	16.739	15.460	45		12/31/2007	15.729	14.396	663
	12/31/2008	15.460	8.152	34		12/31/2008	14.396	7.523	660
	12/31/2009	8.152	11.315	42		12/31/2009	7.523	10.349	709
Davis VA Value Portfolio
1.70%	12/31/2003	N/A	10.074	148	2.60%	12/31/2003	N/A	9.725	479
	12/31/2004	10.074	11.125	197		12/31/2004	9.725	10.643	856
	12/31/2005	11.125	11.971	185		12/31/2005	10.643	11.350	786
	12/31/2006	11.971	13.536	171		12/31/2006	11.350	12.719	705
	12/31/2007	13.536	13.923	154		12/31/2007	12.719	12.965	640
	12/31/2008	13.923	8.169	139		12/31/2008	12.965	7.538	562
	12/31/2009	8.169	10.533	77		12/31/2009	7.538	9.633	467
Franklin Global Real Estate Securities Fund
1.70%	12/31/2003	N/A	37.962	35	2.60%	12/31/2003	N/A	33.235	161
	12/31/2004	37.962	49.189	68		12/31/2004	33.235	42.676	509
	12/31/2005	49.189	54.878	81		12/31/2005	42.676	47.187	750
	12/31/2006	54.878	65.062	62		12/31/2006	47.187	55.444	723
	12/31/2007	65.062	50.616	47		12/31/2007	55.444	42.745	572
	12/31/2008	50.616	28.667	33		12/31/2008	42.745	23.991	465
	12/31/2009	28.667	33.562	23		12/31/2009	23.991	27.836	438

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

74

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Growth and Income Securities Fund
1.70%	12/31/2003	N/A	28.767	27	2.60%	12/31/2003	N/A	25.185	139
	12/31/2004	28.767	31.283	57		12/31/2004	25.185	27.141	467
	12/31/2005	31.283	31.838	55		12/31/2005	27.141	27.376	621
	12/31/2006	31.838	36.547	59		12/31/2006	27.376	31.144	636
	12/31/2007	36.547	34.596	58		12/31/2007	31.144	29.216	607
	12/31/2008	34.596	22.058	49		12/31/2008	29.216	18.461	510
	12/31/2009	22.058	27.445	36		12/31/2009	18.461	22.763	465
Franklin High Income Securities Fund
1.70%	12/31/2003	N/A	20.143	77	2.60%	12/31/2003	N/A	17.635	175
	12/31/2004	20.143	21.758	241		12/31/2004	17.635	18.877	421
	12/31/2005	21.758	22.101	52		12/31/2005	18.877	19.004	599
	12/31/2006	22.101	23.764	53		12/31/2006	19.004	20.251	679
	12/31/2007	23.764	23.996	50		12/31/2007	20.251	20.264	618
	12/31/2008	23.996	18.075	42		12/31/2008	20.264	15.127	554
	12/31/2009	18.075	25.358	110		12/31/2009	15.127	21.032	631
Franklin Income Securities Fund
1.70%	12/31/2003	N/A	34.570	11	2.60%	12/31/2003	N/A	30.265	23
	12/31/2004	34.570	38.694	57		12/31/2004	30.265	33.571	329
	12/31/2005	38.694	38.654	95		12/31/2005	33.571	33.237	702
	12/31/2006	38.654	44.936	139		12/31/2006	33.237	38.293	918
	12/31/2007	44.936	45.834	174		12/31/2007	38.293	38.706	1042
	12/31/2008	45.834	31.696	143		12/31/2008	38.706	26.527	950
	12/31/2009	31.696	42.254	134		12/31/2009	26.527	35.046	894
Franklin Large Cap Growth Securities Fund
1.70%	12/31/2003	N/A	16.959	39	2.60%	12/31/2003	N/A	15.828	184
	12/31/2004	16.959	17.995	98		12/31/2004	15.828	16.644	717
	12/31/2005	17.995	17.880	93		12/31/2005	16.644	16.389	1023
	12/31/2006	17.880	19.495	96		12/31/2006	16.389	17.710	961
	12/31/2007	19.495	20.359	67		12/31/2007	17.710	18.328	871
	12/31/2008	20.359	13.104	59		12/31/2008	18.328	11.691	760
	12/31/2009	13.104	16.713	53		12/31/2009	11.691	14.778	687
Franklin Rising Dividends Securities Fund
1.70%	12/31/2003	N/A	28.938	42	2.60%	12/31/2003	N/A	25.989	278
	12/31/2004	28.938	31.578	98		12/31/2004	25.989	28.105	1029
	12/31/2005	31.578	32.111	105		12/31/2005	28.105	28.323	1290
	12/31/2006	32.111	36.977	97		12/31/2006	28.323	32.324	1197
	12/31/2007	36.977	35.373	87		12/31/2007	32.324	30.644	1051
	12/31/2008	35.373	25.351	60		12/31/2008	30.644	21.765	898
	12/31/2009	25.351	29.247	54		12/31/2009	21.765	24.884	836
Franklin Small Cap Value Securities Fund
1.70%	12/31/2003	N/A	12.233	27	2.60%	12/31/2003	N/A	11.624	155
	12/31/2004	12.233	14.881	75		12/31/2004	11.624	14.014	756
	12/31/2005	14.881	15.914	87		12/31/2005	14.014	14.852	922
	12/31/2006	15.914	18.303	69		12/31/2006	14.852	16.929	835
	12/31/2007	18.303	17.565	61		12/31/2007	16.929	16.100	701
	12/31/2008	17.565	11.567	45		12/31/2008	16.100	10.507	576
	12/31/2009	11.567	14.687	39		12/31/2009	10.507	13.222	527
Franklin Small-Mid Cap Growth Securities Fund
1.70%	12/31/2003	N/A	18.506	38	2.60%	12/31/2003	N/A	17.193	170
	12/31/2004	18.506	20.280	67		12/31/2004	17.193	18.673	537
	12/31/2005	20.280	20.894	69		12/31/2005	18.673	19.066	643
	12/31/2006	20.894	22.328	68		12/31/2006	19.066	20.193	619
	12/31/2007	22.328	24.417	64		12/31/2007	20.193	21.883	586
	12/31/2008	24.417	13.804	60		12/31/2008	21.883	12.260	577
	12/31/2009	13.804	19.485	50		12/31/2009	12.260	17.150	477

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

75

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
1.70%	12/31/2007	N/A	9.232	0	2.60%	12/31/2007	N/A	9.191	562
	12/31/2008	9.232	5.821	41		12/31/2008	9.191	5.743	908
	12/31/2009	5.821	7.454	40		12/31/2009	5.743	7.288	551
Franklin U.S. Government Fund
1.70%	12/31/2003	N/A	22.508	77	2.60%	12/31/2003	N/A	19.705	291
	12/31/2004	22.508	22.897	175		12/31/2004	19.705	19.865	854
	12/31/2005	22.897	23.053	200		12/31/2005	19.865	19.822	1102
	12/31/2006	23.053	23.576	162		12/31/2006	19.822	20.090	1185
	12/31/2007	23.576	24.707	133		12/31/2007	20.090	20.865	1010
	12/31/2008	24.707	26.133	185		12/31/2008	20.865	21.871	1245
	12/31/2009	26.133	26.488	147		12/31/2009	21.871	21.969	1115
Franklin Zero Coupon Fund 2010
1.70%	12/31/2003	N/A	34.098	7	2.60%	12/31/2003	N/A	29.851	38
	12/31/2004	34.098	35.103	12		12/31/2004	29.851	30.455	96
	12/31/2005	35.103	35.043	16		12/31/2005	30.455	30.131	185
	12/31/2006	35.043	35.388	11		12/31/2006	30.131	30.157	198
	12/31/2007	35.388	37.788	11		12/31/2007	30.157	31.911	213
	12/31/2008	37.788	39.934	20		12/31/2008	31.911	33.421	309
	12/31/2009	39.934	39.435	10		12/31/2009	33.421	32.708	247
Mutual Global Discovery Securities Fund
1.70%	12/31/2003	N/A	16.384	50	2.60%	12/31/2003	N/A	15.362	251
	12/31/2004	16.384	19.037	114		12/31/2004	15.362	17.690	790
	12/31/2005	19.037	21.705	174		12/31/2005	17.690	19.989	1269
	12/31/2006	21.705	26.260	225		12/31/2006	19.989	23.968	1739
	12/31/2007	26.260	28.874	262		12/31/2007	23.968	26.116	2014
	12/31/2008	28.874	20.309	216		12/31/2008	26.116	18.204	1782
	12/31/2009	20.309	24.622	206		12/31/2009	18.204	21.872	1601
Mutual Shares Securities Fund
1.70%	12/31/2003	N/A	16.403	81	2.60%	12/31/2003	N/A	15.380	497
	12/31/2004	16.403	18.162	181		12/31/2004	15.380	16.877	926
	12/31/2005	18.162	19.742	232		12/31/2005	16.877	18.181	1696
	12/31/2006	19.742	22.977	343		12/31/2006	18.181	20.972	2355
	12/31/2007	22.977	23.374	397		12/31/2007	20.972	21.141	2474
	12/31/2008	23.374	14.452	326		12/31/2008	21.141	12.954	2077
	12/31/2009	14.452	17.909	274		12/31/2009	12.954	15.909	2020
Oppenheimer Global Securities Fund/VA
1.70%	12/31/2003	N/A	9.634	102	2.60%	12/31/2003	N/A	9.300	565
	12/31/2004	9.634	11.286	172		12/31/2004	9.300	10.797	1194
	12/31/2005	11.286	12.684	135		12/31/2005	10.797	12.026	1035
	12/31/2006	12.684	14.677	117		12/31/2006	12.026	13.791	946
	12/31/2007	14.677	15.340	105		12/31/2007	13.791	14.284	859
	12/31/2008	15.340	9.020	93		12/31/2008	14.284	8.324	772
	12/31/2009	9.020	12.395	39		12/31/2009	8.324	11.336	686
Oppenheimer High Income Fund/VA
1.70%	12/31/2003	N/A	11.142	36	2.60%	12/31/2003	N/A	10.756	137
	12/31/2004	11.142	11.935	58		12/31/2004	10.756	11.418	243
	12/31/2005	11.935	12.006	52		12/31/2005	11.418	11.384	217
	12/31/2006	12.006	12.917	49		12/31/2006	11.384	12.137	199
	12/31/2007	12.917	12.685	46		12/31/2007	12.137	11.812	241
	12/31/2008	12.685	2.660	67		12/31/2008	11.812	2.455	835
	12/31/2009	2.660	3.277	58		12/31/2009	2.455	2.997	963

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

76

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Oppenheimer Main Street Fund/VA
1.70%	12/31/2003	N/A	8.252	138	2.60%	12/31/2003	N/A	7.966	695
	12/31/2004	8.252	8.880	197		12/31/2004	7.966	8.495	1428
	12/31/2005	8.880	9.252	152		12/31/2005	8.495	8.772	1192
	12/31/2006	9.252	10.463	135		12/31/2006	8.772	9.832	1035
	12/31/2007	10.463	10.741	107		12/31/2007	9.832	10.002	960
	12/31/2008	10.741	6.497	82		12/31/2008	10.002	5.996	820
	12/31/2009	6.497	8.195	76		12/31/2009	5.996	7.494	751
PIMCO VIT All Asset Portfolio
1.70%	12/31/2004	N/A	11.854	121	2.60%	12/31/2004	N/A	11.783	561
	12/31/2005	11.854	12.381	708		12/31/2005	11.783	12.196	922
	12/31/2006	12.381	12.740	1521		12/31/2006	12.196	12.438	789
	12/31/2007	12.740	13.567	1378		12/31/2007	12.438	13.126	776
	12/31/2008	13.567	11.224	1225		12/31/2008	13.126	10.762	908
	12/31/2009	11.224	13.416	1182		12/31/2009	10.762	12.748	859
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.70%	12/31/2005	N/A	11.014	21	2.60%	12/31/2005	N/A	10.948	323
	12/31/2006	11.014	10.494	58		12/31/2006	10.948	10.337	679
	12/31/2007	10.494	12.713	55		12/31/2007	10.337	12.411	911
	12/31/2008	12.713	7.025	91		12/31/2008	12.411	6.797	1263
	12/31/2009	7.025	9.775	78		12/31/2009	6.797	9.372	1397
PIMCO VIT Emerging Markets Bond Portfolio
1.70%	12/31/2005	N/A	10.905	13	2.60%	12/31/2005	N/A	10.840	114
	12/31/2006	10.905	11.717	14		12/31/2006	10.840	11.542	190
	12/31/2007	11.717	12.189	33		12/31/2007	11.542	11.899	235
	12/31/2008	12.189	10.234	39		12/31/2008	11.899	9.901	280
	12/31/2009	10.234	13.139	44		12/31/2009	9.901	12.597	346
PIMCO VIT Global Bond Portfolio (Unhedged)
1.70%	12/31/2005	N/A	9.330	25	2.60%	12/31/2005	N/A	9.274	104
	12/31/2006	9.330	9.600	28		12/31/2006	9.274	9.457	218
	12/31/2007	9.600	10.357	67		12/31/2007	9.457	10.111	420
	12/31/2008	10.357	10.096	99		12/31/2008	10.111	9.767	568
	12/31/2009	10.096	11.600	77		12/31/2009	9.767	11.121	803
PIMCO VIT Global Multi-Asset Portfolio
1.70%	12/31/2009	N/A	10.005	1	2.60%	12/31/2009	N/A	9.988	38
PIMCO VIT High Yield Portfolio
1.70%	12/31/2003	N/A	11.179	66	2.60%	12/31/2003	N/A	10.792	347
	12/31/2004	11.179	12.041	146		12/31/2004	10.792	11.519	877
	12/31/2005	12.041	12.327	408		12/31/2005	11.519	11.688	1131
	12/31/2006	12.327	13.223	440		12/31/2006	11.688	12.425	1254
	12/31/2007	13.223	13.456	95		12/31/2007	12.425	12.530	1115
	12/31/2008	13.456	10.114	153		12/31/2008	12.530	9.334	1165
	12/31/2009	10.114	13.964	223		12/31/2009	9.334	12.771	1414
PIMCO VIT Real Return Portfolio
1.70%	12/31/2003	N/A	10.495	112	2.60%	12/31/2003	N/A	10.432	398
	12/31/2004	10.495	11.238	315		12/31/2004	10.432	11.070	1502
	12/31/2005	11.238	11.281	349		12/31/2005	11.070	11.013	2142
	12/31/2006	11.281	11.170	345		12/31/2006	11.013	10.808	2016
	12/31/2007	11.170	12.153	309		12/31/2007	10.808	11.652	1925
	12/31/2008	12.153	11.104	327		12/31/2008	11.652	10.551	2068
	12/31/2009	11.104	12.925	336		12/31/2009	10.551	12.171	2154
The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

77

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
1.70%	12/31/2003	N/A	12.566	150	2.60%	12/31/2003	N/A	12.131	677
	12/31/2004	12.566	12.958	430		12/31/2004	12.131	12.397	1560
	12/31/2005	12.958	13.053	418		12/31/2005	12.397	12.376	2154
	12/31/2006	13.053	13.328	421		12/31/2006	12.376	12.523	2233
	12/31/2007	13.328	14.250	382		12/31/2007	12.523	13.269	2345
	12/31/2008	14.250	14.681	301		12/31/2008	13.269	13.548	2590
	12/31/2009	14.681	16.465	415		12/31/2009	13.548	15.058	3186
Seligman Smaller-Cap Value Portfolio
1.70%	12/31/2003	N/A	20.308	42	2.60%	12/31/2003	N/A	19.604	317
	12/31/2004	20.308	23.948	56		12/31/2004	19.604	22.910	592
	12/31/2005	23.948	22.608	40		12/31/2005	22.910	21.436	492
	12/31/2006	22.608	26.951	35		12/31/2006	21.436	25.325	410
	12/31/2007	26.951	27.592	34		12/31/2007	25.325	25.694	350
	12/31/2008	27.592	16.402	21		12/31/2008	25.694	15.136	291
	12/31/2009	16.402	21.844	14		12/31/2009	15.136	19.978	260
SP International Growth Portfolio
1.70%	12/31/2003	N/A	5.546	22	2.60%	12/31/2003	N/A	5.396	192
	12/31/2004	5.546	6.331	22		12/31/2004	5.396	6.105	424
	12/31/2005	6.331	7.208	19		12/31/2005	6.105	6.888	370
	12/31/2006	7.208	8.516	13		12/31/2006	6.888	8.066	335
	12/31/2007	8.516	9.973	12		12/31/2007	8.066	9.360	362
	12/31/2008	9.973	4.855	14		12/31/2008	9.360	4.515	346
	12/31/2009	4.855	6.512	13		12/31/2009	4.515	6.002	304
Templeton Foreign Securities Fund
1.70%	12/31/2003	N/A	17.945	6	2.60%	12/31/2003	N/A	16.120	6
	12/31/2004	17.945	20.911	21		12/31/2004	16.120	18.615	235
	12/31/2005	20.911	22.650	27		12/31/2005	18.615	19.983	525
	12/31/2006	22.650	27.045	39		12/31/2006	19.983	23.647	740
	12/31/2007	27.045	30.696	49		12/31/2007	23.647	26.597	607
	12/31/2008	30.696	17.992	39		12/31/2008	26.597	15.450	554
	12/31/2009	17.992	24.241	34		12/31/2009	15.450	20.629	480
Templeton Global Bond Securities Fund
1.70%	12/31/2007	N/A	30.650	6	2.60%	12/31/2007	N/A	26.004	91
	12/31/2008	30.650	32.002	15		12/31/2008	26.004	26.907	188
	12/31/2009	32.002	37.340	20		12/31/2009	26.907	31.114	203
Templeton Growth Securities Fund
1.70%	12/31/2003	N/A	19.275	15	2.60%	12/31/2003	N/A	17.652	31
	12/31/2004	19.275	21.985	60		12/31/2004	17.652	19.954	438
	12/31/2005	21.985	23.532	92		12/31/2005	19.954	21.167	1015
	12/31/2006	23.532	28.182	119		12/31/2006	21.167	25.123	1306
	12/31/2007	28.182	28.354	146		12/31/2007	25.123	25.049	1352
	12/31/2008	28.354	16.078	126		12/31/2008	25.049	14.076	1175
	12/31/2009	16.078	20.723	112		12/31/2009	14.076	17.980	1160

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

78

APPENDIX B – PB VALUE CALCULATION EXAMPLES

•	You purchased a Contract with the PRIME Plus Benefit. You are the only Owner.
•	You made an initial Purchase Payment of $100,000 (not including any bonus).
•	You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.
•
As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under the PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:
1)	The 7% AIA
Initial Purchase Payment$100,000.00
Increased by 7% on the first Contract Anniversaryx 1.07
$107,000.00
Increased by 7% on the second Contract Anniversaryx 1.07
$114,490.00
Beginning on the sixth Contract Anniversary we will only apply the
7% increase to the 7% AIA amount as of the fifth Contract Anniversary.
On the sixth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA$140,255.17
Increased by 7% on the sixth Contract Anniversaryx 1.07
$150,073.03
Plus the additional Purchase Payment received in the sixth Contract Year+ 10,000.00
$160,073.03
On the seventh Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA$140,255.17
Increased by 7% on the sixth Contract Anniversaryx 1.07
$150,073.03
Increased by 7% on the seventh Contract Anniversaryx 1.07
$160,578.14
Plus the additional Purchase Payment received in the sixth Contract Year+ 10,000.00
$170,578.14
On the ninth Contract Anniversary the 7% AIA is:$193,845.92
On the tenth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA increased by 7% for each anniversary since, up to and including the tenth:$196,715.14
Plus the additional Purchase Payment received in the sixth Contract Year+ 10,000.00
Reduced proportionately by the percentage of Contract Value withdrawn during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =- 24,230.74
$182,484.40

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix B

79

Verifying that the 7% AIA is within the maximum limit:
2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =$200,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $200,000 =- 25,000
$175,000
Therefore the 7% AIA on the tenth Contract Anniversary will be limited to the maximum$175,000
2)	The MAV
The MAV on the ninth Contract Anniversary$180,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $180,000 =- 22,500
$157,500
The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.
If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value will be the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment will be less than what is available under the 10% payment option, but we will make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option the PB Value will be the MAV, step ups are not available, we will make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment will be more. Under the GPWB you would choose the payment option that is most appropriate for your situation.
*	Step ups will continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday, or b) you exhaust the PB Value.

The Allianz Rewards® Variable Annuity Contract Prospectus – May 1, 2010
Appendix B

80

APPENDIX C – GPWB UNDER THE PRIME PLUS BENEFIT

•	On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
•	On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value (including any vested bonus) is $140,000 (see the example that appears in Appendix B).
•	You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments
	Contract Value	PB Value	GPWB Payment
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750

•
In this example the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value (including any vested bonus) was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.
•
If on the 16th Contract Anniversary the Contract Value (including any vested bonus) had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments
•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value (including any vested bonus) on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.
If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals will be subject to the withdrawal charge, and the Excess Withdrawal will reduce both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.

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If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals will be subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:
The GPWB Maximum$8,750
First eight GPWB Payments- 4,800
Remaining GPWB Maximum$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 - $3,950 =$1,050
When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.
We will adjust the PB Value for the Excess Withdrawal as follows:
The PB Value on the day of (but before) the partial withdrawal$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum- 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract Value on the day of (but before) the partial withdrawal
= $1,050 ÷ $150,000 = 0.007 x $170,200 =- 1,191.40
Remaining PB Value after the Excess Withdrawal$165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments will also be subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

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APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•
You purchased a Contract with an initial Purchase Payment of $100,000 (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 (this includes the withdrawal charge) in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.
NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.
If you selected the Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value	$140,000
2)	The Traditional GMDB value:
Total Purchase Payments received$100,000
Reduced proportionately by the percentage of Contract Value
withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =- 12,500
$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

If you selected the Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value	$140,000.00
2)	The 3% AIA:
Initial Purchase Payment$100,000.00
Increased by 3% on the first Contract Anniversaryx 1.03
$103,000.00
Increased by 3% on the second Contract Anniversaryx 1.03
$106,090.00
Increased by 3% on the third Contract Anniversaryx 1.03
$109,272.70
On the ninth Contract Anniversary the 3% AIA is$130,477.32
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $130,477.32 =- 16,309.66
$114,167.66
Increased by 3% on the tenth Contract Anniversaryx 1.03
$117,592.69
Verifying that the 3% AIA is within the maximum limit:
1.5 times Purchase Payments: 1.5 x $100,000 =$150,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $150,000 =- 18,750
$131,250
3)	The MAV:
The MAV on the ninth Contract Anniversary$180,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $180,000 =- 22,500
$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $157,500 MAV.

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APPENDIX E – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchased a Contract with an initial Purchase Payment of $150,000 and receive a $9,000 bonus. You make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments (not including any bonus), less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $15,000 available under the partial withdrawal privilege.
Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:
•	You take a full withdrawal in the third Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. You have taken no other withdrawals from the Contract.
•
There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $0 =$150,000

Multiplied by the withdrawal chargex _8.5%
$ 12,750
Therefore, we would withdraw $140,000 from the Contract and pay you $127,250 ($140,000 less the $12,750 withdrawal charge).
Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:
•
You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $15,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

•
You take a full withdrawal in the third Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $0 =$150,000

Multiplied by the withdrawal chargex 8.5%
$ 12,750
Therefore, upon the full withdrawal, we would withdraw $140,000 from the Contract and pay you $127,250 ($140,000 less the $12,750 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $136,250.
Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:
•
You take a partial withdrawal of $18,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the partial withdrawal privilege at this time is $15,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
The amount you will receive that is subject to a withdrawal charge$3,000
Multiplied by the withdrawal chargex 8.5%
$ 255
Therefore, we would withdraw $18,255 from the Contract and pay you $18,000.

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•
Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $3,000 =$147,000

Multiplied by the withdrawal chargex 8.5%
$ 12,495
Therefore, upon the full withdrawal, we would withdraw $140,000 from the Contract and pay you $127,505 ($140,000 less the $12,495 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $145,505.
A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:
•
You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $75,000). The $75,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

•
In the sixth Contract Year, the Contract Value is $14,000. Although the maximum available under the partial withdrawal privilege is $15,000, there is only $14,000 of Contract Value available. Assuming you withdraw the $14,000, the partial withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 6%.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $0 =$150,000

Multiplied by the withdrawal chargex 6%
$ 9,000
Therefore, upon the full withdrawal, we would withdraw $14,000 from the Contract and pay you $5,000 ($14,000 less the $9,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $80,000.
Alternatively, the largest available partial withdrawal at this time is $4,000, as this amount would reduce the Contract Value to the minimum required Contract Value of $10,000. If instead of a full withdrawal, you take a partial withdrawal of $4,000, it will not be subject to a withdrawal charge. After four additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

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GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:
AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
GMDB	=	Guaranteed Minimum Death Benefit	MAV	=	Maximum Anniversary Value
GMIB	=	Guaranteed Minimum Income Benefit	PRIME	=	Protected Retirement Income Made Easy

Accumulation Phase – the period of time before you begin taking Annuity Payments. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.
AIA (Annual Increase Amount) – a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.
Annuity Options – the income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.
Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.
Base Contract – the contract corresponding to this prospectus that does not include the PRIME Plus Benefit.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.
Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.
Contract Value – on any Business Day it is equal to the sum of the values in your selected Investment Choices, less any unvested bonus amounts. It does not include amounts applied to Annuity Payments.
Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.
Excess Withdrawal – for Contracts with the PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.
Full Annuitization – the application of the entire Contract Value to Annuity Payments.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.
GMDB (Guaranteed Minimum Death Benefit) – the two different guaranteed death benefits.
GMIB (Guaranteed Minimum Income Benefit) – a feature under the PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value.

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GMIB Payments – Annuity Payments we make to the Payee based on the PB Value.
GPWB (Guaranteed Partial Withdrawal Benefit) – a feature under the PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value.
GPWB Maximum – under the PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under the GPWB.
GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
MAV (Maximum Anniversary Value) – a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes the PRIME Plus Benefit).
Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.
PB Value – the amount used to calculate GPWB Payments and GMIB Payments under the PRIME Plus Benefit.
PRIME (Protected Retirement Income Made Easy) Plus Benefit – an optional benefit package that includes a GMIB and GPWB and carries a higher charge.
Purchase Payment – the money you put in the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Rewards Value – on any Business Day it is equal to the sum of the values of your Investment Choices and includes unvested bonus amounts.
Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section. The address for sending applications for new Contracts is listed on the application.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

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FOR SERVICE OR MORE INFORMATION

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the PB Value under the GMIB and/or GPWB change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.
You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
You can contact us at:
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416
(800) 624-0197
If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service Center:
Allianz Life Insurance Company of North America
P.O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197

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PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ REWARDS®

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(ALLIANZ LIFE, WE, US, OUR)

MAY 1, 2010

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

TABLE OF CONTENTS

Allianz Life……………………………………………………..........	2
Experts……………………………………………………………..…	2
Legal Opinions…………………………………………………..….	2
Distributor…………………………………………………..………..	2
Reduction or Elimination of the Withdrawal Charge……..…..	3
Federal Tax Status…………………………………………….…....	3
General……………………………………………………………	3
Diversification………………………………………………....….	4
Owner Control…………………………………………………….	5
Contracts Owned by Non-Individuals…………………….....…	5
Income Tax Withholding…………………………………..….....	5
Required Distributions……………………………………..…….	5
Qualified Contracts……………………………………………….	6
Annuity Provisions………………………………………………....	7
Annuity Units/Calculating Annuity Payments………………….	7
Mortality and Expense Risk Guarantee…………………………	7
Information on May 2003 Contracts……………………………..	8
Information on Contracts That Were Offered
Before April 29, 2005…………………………………………...	16
Information on Original and September 2002 Contracts…….	17
Financial Statements……………………………………………….	18
Appendix – Condensed Financial Information………………..	19

REWSAI-0510

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2009 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2009 and 2008 and for each of the years in the three-year period ended December 31, 2009, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2009 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Statement Standards Board (FASB), as of January 1, 2009, as well as an adoption of accounting guidance issued by the FASB related to fair value measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.
LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2007	$218,444,880.80	$0
2008	$198,319,091.42	$0
2009	$169,464,504.26	$0

We may fund Allianz Life Financial’s operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial’s operating and other expenses, including overhead, legal and accounting fees.

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As described above, Allianz Life Financial sells its Contracts primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,044 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 37 firms. These payments vary in amount. In 2009, the five firms receiving the largest payments, ranging from $327,900 to $2,595,212, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.
Firm Name
1	LPL Financial Network
2	AIG Advisor Group
3	Wells Fargo
4	National Planning Holdings
5	Raymond James

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

•	the size of the group;

•	the total amount of Purchase Payments expected to be received from the group;

•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and

•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

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For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

•	no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

•	no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

•	no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

•	no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

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Owner Control

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Contracts Owned by Non-Individuals

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	distributions which are required minimum distributions; or

•	the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:

•
if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

•	if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Qualified Contracts

The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes – Distributions – Qualified Contracts.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes – Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010

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ANNUITY PROVISIONS

We base Traditional Annuity Payments upon the following:

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.

•	The Contract Value on the Income Date.

•	The Annuity Option you select.

•	The age of the Annuitant and any joint Annuitant.

•	The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

Annuity Units/Calculating Variable Annuity Payments

The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

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INFORMATION ON MAY 2003 CONTRACTS

The May 2003 Contracts were replaced by the May 2006 Contracts and are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. The primary difference between May 2003 Contracts and the May 2006 Contracts is that the May 2003 Contracts offered the optional Traditional PRIME Benefit and the optional Enhanced PRIME Benefit.

The PRIME Benefits

The PRIME Benefits include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit and carry an additional M&E charge. The PRIME Benefits were available for selection at Contract issue. After the Issue Date, neither the Traditional PRIME Benefit nor the Enhanced PRIME Benefit can be added to, changed, or removed from a Contract. If your Contract includes a PRIME Benefit and you do not exercise either the GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from the PRIME Benefit.

Please refer to the applicable endorsements and/or riders to your Contract for the specific terms and conditions of the GMIB and GPWB.

We designed the PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You will not receive the benefit of the bonus on the parts of the PB Value that are based on Purchase Payments. The PRIME Benefits do not create Contract Value or guarantee the performance of any Investment Option.

Benefit payments under the PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under the Enhanced PRIME Benefit the PB Value is either the MAV, 3% AIA, or 7% AIA. The PB Value under the Enhanced PRIME Benefit will never be less than the PB Value under the Traditional PRIME Benefit, but they may be equal. You can only access the PB Value by exercising the GMIB or GPWB.

Canceling the PRIME Benefits

Once you exercise a PRIME Benefit, you cannot cancel it. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.

•	Take an Excess Withdrawal of the entire Contract Value, including any vested bonus, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).

•
Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, including any vested bonus, less any deduction we make to reimburse ourselves for premium tax (available at anytime).

•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.70% on that portion of the Contract.

Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:

•	the GPWB will terminate,

•	the Accumulation Phase of the Contract will end,

•	the GMDB will terminate, and

•	if you request Annuity Payments, that portion of the Contract will terminate as indicated in prospectus section 3, The Annuity Phase.

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PB Value Under the Traditional PRIME Benefit

The PB Value before the date of any Owner’s death or exercise of the GPWB is equal to:

•	total Purchase Payments received (not including any bonus),

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or  withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

Any traditional Partial Annuitizations or withdrawals you take may reduce the PB Value by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we will deduct more than the amount annuitized or withdrawn from the PB Value.

If you exercise the GPWB, the PB Value will stop increasing on the date you begin receiving GPWB Payments and it will decrease:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

PB Value Under the Enhanced PRIME Benefit

The PB Value before the date of  any Owner’s death or exercise of the GPWB is equal to either:

•	the AIA; or

•	the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%*.

*	Not available in the state of Washington.

If the MAV is greater than both the 3% AIA and the 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or the 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

The 7% AIA may be more limited than the 3% AIA or the MAV because:

•	the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;

•	under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and

•     under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

Calculating the AIAs

For each AIA that was effective on the Issue Date, the AIA on the Issue Date is equal to the initial Purchase Payment (not including any bonus) received on the Issue Date. For any AIA that was effective after the Issue Date, the AIA on the endorsement effective date is equal to the Contract Value (including any vested bonus) on the endorsement effective date.

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On each Business Day other than a Contract Anniversary, each AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you took a GMIB Partial Annuitization that day based on the:

–	3% AIA, we will reduce the 3% AIA by the dollar amount applied to GMIB Payments and we will reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.

–	7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments and we will reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.

–	MAV, we will reduce both the 3% AIA and the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant’s age.

We limit the 3% AIA to a maximum of:

•	1.5 times total Purchase Payments received (not including any bonus),

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

We limit the 7% AIA to a maximum of:

•	2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years,

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

Calculating the MAV

The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and

–	3% AIA or the 7% AIA, we will reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

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Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant’s age.

Any traditional Partial Annuitizations or withdrawals you take may reduce the AIAs or the MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

If you exercise the GPWB, the PB Value will stop increasing on the date you begin receiving GPWB Payments and it will decrease:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

Using the PRIME Benefits

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

You must hold your Contract for ten complete Contract Years before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the ten-year waiting period.

If you exercise the GPWB:

•	You can no longer make additional Purchase Payments to the Contract.

•	Partial Annuitizations are no longer available.

•	The additional M&E charge for the PRIME Benefit will continue until both the GPWB and GMIB terminate.

•	If you have the Enhanced GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value is greater than zero.

•
The partial withdrawal privilege will no longer be available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in prospectus section 7, Expenses – Withdrawal Charge.

•	The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.

•	The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.

•
The GMDB value will no longer increase, each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.

•
The PB Value will no longer increase, each GPWB Payment will reduce the PB Value on a dollar for dollar basis and any Excess Withdrawals will reduce the PB Value proportionately by the percentage of Contract Value withdrawn.

•	Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

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If you exercise a GMIB under a Full Annuitization:

•	The Accumulation Phase will end and the Annuity Phase will begin.

•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.70% Separate Account annual expense.

•	If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.

•	If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.

•	The GMDB will terminate.

If you exercise a GMIB under a Partial Annuitization*:

•	The Annuity Phase will begin and the Accumulation Phase will continue.

•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The GPWB will continue to be available to you.

•	The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.

•	GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

*	Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Benefits the Owner controls:

•	when to exercise a benefit,

•	which benefit(s) to exercise, and

•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB Payments

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (the GPWB Maximum). If you exercise the GPWB you can elect to receive up to:

•	10% of the PB Value under the Traditional PRIME Benefit,

•	10% of the PB Value under the Enhanced PRIME Benefit if the 3% AIA or MAV applies, or

•	5% of the PB Value under the Enhanced PRIME Benefit if the 7% AIA applies.

Once you choose the percentage of GPWB value you want to receive you cannot change it. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

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Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first ten years after you exercise the GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce

•	the Contract Value,

•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and

•	the GMDB value.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB value to you:

•	within ten years under the Traditional PRIME Benefit if you take the maximum allowable payment each year.

•	within ten years if you elect the 10% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year.

•	within 20 years if you elect the 5% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while the GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:

•
receive a lump sum payment of the entire remaining Contract Value (including any vested bonus and less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase of the Contract will end, and the Contract will terminate; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus and less any deduction we make for premium taxes).

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate.*

*	If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

Taxation of GPWB Payments

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59½, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge.

Termination of the GPWB

The GPWB will terminate upon the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	Contract termination.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

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GMIB Payments

The annuity income protection provided by the GMIB will apply only under the following circumstances.

•	Your Income Date must be within 30 days following a Contract Anniversary beginning with tenth Contract Anniversary.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.

•	Annuity Option 6* is only available if the PB Value is the MAV.

•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4.

•	We will base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.

*	For more information see prospectus section 3, The Annuity Phase – Annuity Options.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:

•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;

•	transfer amounts from one Annuity Payment stream to another; or

•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise the GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

Amount Used to Calculate GMIB Payments

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the 3% AIA or MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

Taxation of GMIB Payments

If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase – Partial Annuitization.

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If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

Termination of the GMIB

If you have not exercised the GMIB, it will terminate upon the earliest of the following.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.

•	Contract termination.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

If you exercise the GMIB, each portion of the Contract that you apply to GMIB Payments will terminate upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	Contract termination.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

Separate Account Annual Expenses for May 2003 Contracts

The Separate Account annual expenses for May 2003 Contracts without a PRIME Benefit during the Accumulation Phase are the same as the expenses for the currently offered Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for the currently offered Contracts with the PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Traditional PRIME Benefit during the Accumulation Phase are as follows:

Separate Account Annual Expenses(1)

(as a percentage of average daily assets invested in a subaccount on an annual basis)

	May 2003 Contracts with the Traditional PRIME Benefit
	M&E Charges	Admin.Charge	Total
Traditional GMDB	1.75%	0.15%	1.90%
Enhanced GMDB	2.00%	0.15%	2.15%

(1)	Some or all of the guaranteed benefits may not be available in all states; check with your registered representative.

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for currently offered Contracts.

For more information on the expenses and charges of currently offered Contracts please see the Fee Tables in the prospectus.

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INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005

Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elects to have us make variable Annuity Payments under Annuity Options 2, or 4. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

Liquidations under Annuity Option 2 (life annuity with monthly payments over 10, 15 or 20 years guaranteed). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

Liquidations under Annuity Option 4 (joint and last survivor annuity with monthly payments over 10, 15 or 20 years guaranteed). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

Commutation fee/withdrawal charge for liquidations under Annuity Options 2, or 4. If you request variable Traditional Annuity Payments under Annuity Options 2, or 4 and take a liquidation, we may assess a commutation fee. The commutation fee as a percentage of the amount liquidated is equal to:

Number of Complete Years Since Income Date	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 years or more	1%

We assess the commutation fee to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation. The commutation fee may not apply or may be revised in some states.

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INFORMATION ON ORIGINAL AND SEPTEMBER 2002 CONTRACTS

Original Contracts were first offered in May 2000, and September 2002 Contracts were first offered at that time. Both Contracts were replaced by the May 2003 Contracts. Original and September 2002 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts had a minimum mortality and expense risk (M&E) charge of 1.50%, a maximum potential M&E charge of 2.40%, and allowed Owners to add, after the Issue Date, the optional Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on May 2003 Contracts.

September 2002 Contracts had a minimum M&E charge of 1.50%, a maximum potential M&E charge of 2.15%, offered an optional Enhanced GMIB, and did not include the GPWBs.

The Enhanced GMIB value on September 2002 Contracts is equal to the greater of:

•	the Annual Increase Amount (AIA) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or

•	the Maximum Anniversary Value (MAV) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

For September 2002 Contracts, the 5% AIA on each Business Day other than a Contract Anniversary is calculated in the same way as it is under the Enhanced PRIME Benefit for May 2003 Contracts. Then, on each Contract Anniversary before the older Owner’s 81st birthday it is equal to its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. We limit the AIA under the Enhanced GMIB for September 2002 Contracts to a maximum of two times the total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization, and reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken. The MAV for September 2002 Contracts is calculated in the same manner as the MAV for May 2003 Contracts. For more information, please see the discussion earlier in this SAI.

The Traditional GMDB available under both of these older Contracts is the same as what is available under the Contracts we currently offer. The Enhanced GMDB value on Original Contracts is equal to the greater of:

•
total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of the Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken, and reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization; or

•	the MAV before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

The Enhanced GMDB on September 2002 Contracts is the same as what is available under the Contracts we currently offer. However, the AIA under the Enhanced GMDB on September 2002 Contracts is calculated in the same manner as it is for September 2002 Contracts with the Enhanced GMIB, but there is no limit on the AIA under the Enhanced GMDB for September 2002 Contracts. The MAV under the Enhanced GMDB on Original and September 2002 Contracts is calculated in the same manner as it is for currently offered Contracts. For more details on the death benefits see prospectus section 11, Death Benefit.

Original and September 2002 Contracts did not include the Dollar Cost Averaging Fixed Option. If you purchased one of these older Contracts before June 16, 2000 you can elect to receive variable Traditional Annuity Payments under Annuity Option 6. Under these variable Traditional Annuity Payments you can also take partial liquidations at least once each Contract Year of up to 100% of the liquidation value in the Contract. We do not assess a commutation fee on the amount liquidated. We will process these liquidations within seven days after your written request is received in good order at the Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guarantee period by the percentage of the liquidation value you withdraw.

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Original and September 2002 Contracts also provided a waiver of withdrawal charge that permits you to take money out of the Contract under certain circumstances without incurring a withdrawal charge:

•	if after the third Contract Year, any Owners become confined to a nursing home or hospital for 90 consecutive days; or

•	if after the first Contract Year, any Owners become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required).

The waiver will not apply if any of the above conditions existed on your Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if any Owner becomes unemployed for at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

These waivers vary from state to state and may not be available in all states. Check with your registered representative for details on the waivers available in your state.

The charges for older Contracts differ from the charges of the currently offered Contracts as follows:

Separate Account Annual Expenses During the Accumulation Phase

(as a percentage of average daily assets invested in a subaccount on an annual basis)

For September 2002 Contracts: *

	Charges for a Contract without the GMIB			Charges for a Contract with the Enhanced GMIB
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.50%	0.15%	1.65%	1.80%	0.15%	1.95%
Enhanced GMDB	1.80%	0.15%	1.95%	2.00%	0.15%	2.15%

For Original Contracts: *

	Charges for a Contract without a PRIME Benefit			Charges for a Contract with the Traditional PRIME Benefit			Charges for a Contract with the Enhanced PRIME Benefit
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.50%	0.15%	1.65%	1.70%	0.15%	1.85%	2.20%	0.15%	2.35%
Enhanced GMDB	1.70%	0.15%	1.85%	1.90%	0.15%	2.05%	2.40%	0.15%	2.55%

During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses for these older Contracts is equal on an annual basis to 1.65%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

*	Some or all of the guaranteed benefits may not have been available in all states.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2009 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2009 are also included herein.

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APPENDIX – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

Key to Benefit Option*		Separate Account Annual Expenses(1)
RWDE 1	Allianz Rewards – Original Contract with the Enhanced GMDB and no PRIME Benefit	1.85%
RWDE 2	Allianz Rewards – September 2002 Contract with the Enhanced GMDB and no GMIB	1.95%
RWDE 3	Allianz Rewards – September 2002 Contract with the Enhanced GMDB and Enhanced GMIB	2.15%
RWDE 4	Allianz Rewards – May 2003 Contract with the Enhanced GMDB and no GMIB, and the currently offered Base Contract with the Enhanced GMDB	2.00%
RWDE 5	Allianz Rewards – May 2003 Contract with the Enhanced GMDB and Traditional PRIME Benefit	2.15%
RWDE 7	Allianz Rewards – Original Contract with the Enhanced GMDB and Traditional PRIME Benefit	2.05%
RWDE 8	Allianz Rewards – Original Contract with the Enhanced GMDB and Enhanced PRIME Benefit	2.55%
RWDT 1	Allianz Rewards – Original Contract with the Traditional GMDB and no PRIME Benefit, and September 2002 Contract with the Traditional GMDB and no GMIB	1.65%
RWDT 2	Allianz Rewards – September 2002 Contract with the Traditional GMDB and Enhanced GMIB	1.95%
RWDT 5	Allianz Rewards – May 2003 Contract with the Traditional GMDB and Traditional PRIME Benefit	1.90%
RWDT 6	Allianz Rewards – May 2003 Contract with the Traditional GMDB and Enhanced PRIME Benefit, and currently offered Contract with the Traditional GMDB and the PRIME Plus Benefit	2.40%
RWDT 7	Allianz Rewards – Original Contract with the Traditional GMDB and Traditional PRIME Benefit	1.85%
RWDT 8	Allianz Rewards – Original Contract with the Traditional GMDB and Enhanced PRIME Benefit	2.35%

(1)
The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for the currently offered Contract, therefore the AUV information is included in the prospectus.

The following Investment Options commenced operations under this Contract after December 31, 2009. Therefore, no AUV information is shown for them: AZL Mid Cap Index Fund, Jennison Portfolio, PIMCO EqS Pathfinder Portfolio.

(Number of Accumulation Units in thousands)

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

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Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Balanced Index Strategy Fund
RWDE 1  1.85%
                      12/31/2009              N/A              10.026 3
RWDE 2  1.95%
                      12/31/2009              N/A              10.024 1
RWDE 3  2.15%
                      12/31/2009              N/A              10.020 5
RWDE 4  2.00%
                      12/31/2009              N/A              10.023 13
RWDE 5  2.15%
                      12/31/2009              N/A              10.020 1
RWDE 7  2.05%
                      12/31/2009              N/A              10.022 0
RWDE 8  2.55%
                      12/31/2009              N/A              10.013 0
RWDT 1  1.65%
                      12/31/2009              N/A              10.030 32
RWDT 2  1.95%
                      12/31/2009              N/A              10.024 8
RWDT 5  1.90%
                      12/31/2009              N/A              10.025 5
RWDT 6  2.40%
                      12/31/2009              N/A              10.015 83
RWDT 7  1.85%
                      12/31/2009              N/A              10.026 0
RWDT 8  2.35%
                      12/31/2009              N/A              10.016 0
AZL BlackRock Capital Appreciation Fund
RWDE 1  1.85%
                      12/31/2005              N/A              11.931 11
                      12/31/2006              11.931              11.897 4
                      12/31/2007              11.897              12.953 9
                      12/31/2008              12.953              8.091 13
                      12/31/2009              8.091              10.758 74
RWDE 2  1.95%
                      12/31/2005              N/A              11.923 0
                      12/31/2006              11.923              11.877 0
                      12/31/2007              11.877              12.918 1
                      12/31/2008              12.918              8.061 10
                      12/31/2009              8.061              10.708 34
RWDE 3  2.15%
                      12/31/2005              N/A              11.907 33
                      12/31/2006              11.907              11.838 52
                      12/31/2007              11.838              12.850 48
                      12/31/2008              12.850              8.002 86
                      12/31/2009              8.002              10.608 563
RWDE 4  2.00%
                      12/31/2005              N/A              11.919 3
                      12/31/2006              11.919              11.867 5
                      12/31/2007              11.867              12.901 7
                      12/31/2008              12.901              8.046 9
                      12/31/2009              8.046              10.683 105

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 5  2.15%
                      12/31/2005              N/A              11.907 2
                      12/31/2006              11.907              11.838 3
                      12/31/2007              11.838              12.850 5
                      12/31/2008              12.850              8.002 6
                      12/31/2009              8.002              10.608 12
RWDE 7  2.05%
                      12/31/2005              N/A              11.915 11
                      12/31/2006              11.915              11.857 2
                      12/31/2007              11.857              12.884 2
                      12/31/2008              12.884              8.031 2
                      12/31/2009              8.031              10.658 3
RWDE 8  2.55%
                      12/31/2005              N/A              11.875 1
                      12/31/2006              11.875              11.759 1
                      12/31/2007              11.759              12.713 1
                      12/31/2008              12.713              7.885 1
                      12/31/2009              7.885              10.412 12
RWDT 1  1.65%
                      12/31/2005              N/A              11.947 25
                      12/31/2006              11.947              11.937 16
                      12/31/2007              11.937              13.023 22
                      12/31/2008              13.023              8.150 26
                      12/31/2009              8.150              10.859 247
RWDT 2  1.95%
                      12/31/2005              N/A              11.923 7
                      12/31/2006              11.923              11.877 24
                      12/31/2007              11.877              12.918 31
                      12/31/2008              12.918              8.061 42
                      12/31/2009              8.061              10.708 241
RWDT 5  1.90%
                      12/31/2005              N/A              11.927 17
                      12/31/2006              11.927              11.887 21
                      12/31/2007              11.887              12.936 18
                      12/31/2008              12.936              8.076 16
                      12/31/2009              8.076              10.733 81
RWDT 6  2.40%
                      12/31/2005              N/A              11.887 228
                      12/31/2006              11.887              11.788 422
                      12/31/2007              11.788              12.764 545
                      12/31/2008              12.764              7.929 463
                      12/31/2009              7.929              10.485 2786
RWDT 7  1.85%
                      12/31/2005              N/A              11.931 3
                      12/31/2006              11.931              11.897 3
                      12/31/2007              11.897              12.953 3
                      12/31/2008              12.953              8.091 3
                      12/31/2009              8.091              10.758 3
RWDT 8  2.35%
                      12/31/2005              N/A              11.891 5
                      12/31/2006              11.891              11.798 10
                      12/31/2007              11.798              12.781 5
                      12/31/2008              12.781              7.943 5
                      12/31/2009              7.943              10.509 27

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

20

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Columbia Mid Cap Value Fund
RWDE 1  1.85%
                      12/31/2006              N/A              10.046 1
                      12/31/2007              10.046              10.241 8
                      12/31/2008              10.241              4.810 15
                      12/31/2009              4.810              6.248 84
RWDE 2  1.95%
                      12/31/2006              N/A              10.040 13
                      12/31/2007              10.040              10.224 7
                      12/31/2008              10.224              4.798 6
                      12/31/2009              4.798              6.225 8
RWDE 3  2.15%
                      12/31/2006              N/A              10.026 27
                      12/31/2007              10.026              10.190 37
                      12/31/2008              10.190              4.772 51
                      12/31/2009              4.772              6.179 82
RWDE 4  2.00%
                      12/31/2006              N/A              10.036 3
                      12/31/2007              10.036              10.216 7
                      12/31/2008              10.216              4.791 8
                      12/31/2009              4.791              6.213 13
RWDE 5  2.15%
                      12/31/2006              N/A              10.026 0
                      12/31/2007              10.026              10.190 1
                      12/31/2008              10.190              4.772 1
                      12/31/2009              4.772              6.179 1
RWDE 7  2.05%
                      12/31/2006              N/A              10.033 0
                      12/31/2007              10.033              10.207 0
                      12/31/2008              10.207              4.785 0
                      12/31/2009              4.785              6.202 0
RWDE 8  2.55%
                      12/31/2006              N/A              9.999 0
                      12/31/2007              9.999              10.122 2
                      12/31/2008              10.122              4.721 0
                      12/31/2009              4.721              6.089 1
RWDT 1  1.65%
                      12/31/2006              N/A              10.060 35
                      12/31/2007              10.060              10.276 12
                      12/31/2008              10.276              4.836 42
                      12/31/2009              4.836              6.294 120
RWDT 2  1.95%
                      12/31/2006              N/A              10.040 1
                      12/31/2007              10.040              10.224 29
                      12/31/2008              10.224              4.798 18
                      12/31/2009              4.798              6.225 105
RWDT 5  1.90%
                      12/31/2006              N/A              10.043 2
                      12/31/2007              10.043              10.233 6
                      12/31/2008              10.233              4.804 9
                      12/31/2009              4.804              6.236 37
RWDT 6  2.40%
                      12/31/2006              N/A              10.009 146
                      12/31/2007              10.009              10.147 320
                      12/31/2008              10.147              4.740 387
                      12/31/2009              4.740              6.123 786

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2006              N/A              10.046 0
                      12/31/2007              10.046              10.241 0
                      12/31/2008              10.241              4.810 0
                      12/31/2009              4.810              6.248 0
RWDT 8  2.35%
                      12/31/2006              N/A              10.013 0
                      12/31/2007              10.013              10.156 4
                      12/31/2008              10.156              4.746 4
                      12/31/2009              4.746              6.134 4
AZL Columbia Small Cap Value Fund
RWDE 1  1.85%
                      12/31/2004              N/A              12.021 3
                      12/31/2005              12.021              12.202 5
                      12/31/2006              12.202              13.584 12
                      12/31/2007              13.584              12.236 11
                      12/31/2008              12.236              8.157 23
                      12/31/2009              8.157              9.984 23
RWDE 2  1.95%
                      12/31/2004              N/A              12.013 3
                      12/31/2005              12.013              12.182 3
                      12/31/2006              12.182              13.548 0
                      12/31/2007              13.548              12.191 2
                      12/31/2008              12.191              8.119 1
                      12/31/2009              8.119              9.928 3
RWDE 3  2.15%
                      12/31/2004              N/A              11.997 58
                      12/31/2005              11.997              12.141 83
                      12/31/2006              12.141              13.476 77
                      12/31/2007              13.476              12.101 33
                      12/31/2008              12.101              8.043 22
                      12/31/2009              8.043              9.816 26
RWDE 4  2.00%
                      12/31/2004              N/A              12.009 12
                      12/31/2005              12.009              12.171 7
                      12/31/2006              12.171              13.530 9
                      12/31/2007              13.530              12.168 10
                      12/31/2008              12.168              8.100 9
                      12/31/2009              8.100              9.900 7
RWDE 5  2.15%
                      12/31/2004              N/A              11.997 3
                      12/31/2005              11.997              12.141 3
                      12/31/2006              12.141              13.476 7
                      12/31/2007              13.476              12.101 5
                      12/31/2008              12.101              8.043 5
                      12/31/2009              8.043              9.816 5
RWDE 7  2.05%
                      12/31/2004              N/A              12.005 0
                      12/31/2005              12.005              12.161 0
                      12/31/2006              12.161              13.512 0
                      12/31/2007              13.512              12.146 0
                      12/31/2008              12.146              8.081 0
                      12/31/2009              8.081              9.872 0

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 8  2.55%
                      12/31/2004              N/A              11.965 0
                      12/31/2005              11.965              12.060 0
                      12/31/2006              12.060              13.333 0
                      12/31/2007              13.333              11.925 0
                      12/31/2008              11.925              7.894 0
                      12/31/2009              7.894              9.596 1
RWDT 1  1.65%
                      12/31/2004              N/A              12.038 30
                      12/31/2005              12.038              12.243 39
                      12/31/2006              12.243              13.657 42
                      12/31/2007              13.657              12.326 17
                      12/31/2008              12.326              8.233 12
                      12/31/2009              8.233              10.098 6
RWDT 2  1.95%
                      12/31/2004              N/A              12.013 7
                      12/31/2005              12.013              12.182 20
                      12/31/2006              12.182              13.548 22
                      12/31/2007              13.548              12.191 9
                      12/31/2008              12.191              8.119 5
                      12/31/2009              8.119              9.928 5
RWDT 5  1.90%
                      12/31/2004              N/A              12.017 18
                      12/31/2005              12.017              12.192 36
                      12/31/2006              12.192              13.566 41
                      12/31/2007              13.566              12.213 31
                      12/31/2008              12.213              8.138 38
                      12/31/2009              8.138              9.956 30
RWDT 6  2.40%
                      12/31/2004              N/A              11.977 212
                      12/31/2005              11.977              12.090 492
                      12/31/2006              12.090              13.387 557
                      12/31/2007              13.387              11.991 634
                      12/31/2008              11.991              7.950 661
                      12/31/2009              7.950              9.678 631
RWDT 7  1.85%
                      12/31/2004              N/A              12.021 6
                      12/31/2005              12.021              12.202 0
                      12/31/2006              12.202              13.584 0
                      12/31/2007              13.584              12.236 0
                      12/31/2008              12.236              8.157 1
                      12/31/2009              8.157              9.984 1
RWDT 8  2.35%
                      12/31/2004              N/A              11.981 0
                      12/31/2005              11.981              12.100 11
                      12/31/2006              12.100              13.404 11
                      12/31/2007              13.404              12.013 11
                      12/31/2008              12.013              7.968 11
                      12/31/2009              7.968              9.705 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Davis NY Venture Fund
RWDE 1  1.85%
                      12/31/2001              N/A              10.435 10
                      12/31/2002              10.435              7.767 70
                      12/31/2003              7.767              9.869 84
                      12/31/2004              9.869              10.710 87
                      12/31/2005              10.710              11.532 103
                      12/31/2006              11.532              12.896 111
                      12/31/2007              12.896              13.184 106
                      12/31/2008              13.184              7.700 202
                      12/31/2009              7.700              9.965 169
RWDE 2  1.95%
                      12/31/2002              N/A              7.758 4
                      12/31/2003              7.758              9.847 48
                      12/31/2004              9.847              10.676 45
                      12/31/2005              10.676              11.484 55
                      12/31/2006              11.484              12.830 55
                      12/31/2007              12.830              13.103 53
                      12/31/2008              13.103              7.645 95
                      12/31/2009              7.645              9.884 84
RWDE 3  2.15%
                      12/31/2002              N/A              7.740 70
                      12/31/2003              7.740              9.805 288
                      12/31/2004              9.805              10.609 291
                      12/31/2005              10.609              11.389 388
                      12/31/2006              11.389              12.698 382
                      12/31/2007              12.698              12.942 396
                      12/31/2008              12.942              7.536 898
                      12/31/2009              7.536              9.724 832
RWDE 4  2.00%
                      12/31/2003              N/A              9.837 13
                      12/31/2004              9.837              10.659 44
                      12/31/2005              10.659              11.460 63
                      12/31/2006              11.460              12.797 115
                      12/31/2007              12.797              13.062 113
                      12/31/2008              13.062              7.618 199
                      12/31/2009              7.618              9.843 180
RWDE 5  2.15%
                      12/31/2003              N/A              9.805 0
                      12/31/2004              9.805              10.609 8
                      12/31/2005              10.609              11.389 33
                      12/31/2006              11.389              12.698 31
                      12/31/2007              12.698              12.942 31
                      12/31/2008              12.942              7.536 45
                      12/31/2009              7.536              9.724 30
RWDE 7  2.05%
                      12/31/2003              N/A              9.826 0
                      12/31/2004              9.826              10.642 0
                      12/31/2005              10.642              11.437 0
                      12/31/2006              11.437              12.764 0
                      12/31/2007              12.764              13.022 0
                      12/31/2008              13.022              7.590 2
                      12/31/2009              7.590              9.803 2

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

22

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 8  2.55%
                      12/31/2003              N/A              9.720 1
                      12/31/2004              9.720              10.475 1
                      12/31/2005              10.475              11.201 5
                      12/31/2006              11.201              12.439 12
                      12/31/2007              12.439              12.627 15
                      12/31/2008              12.627              7.323 24
                      12/31/2009              7.323              9.411 17
RWDT 1  1.65%
                      12/31/2001              N/A              10.439 18
                      12/31/2002              10.439              7.785 109
                      12/31/2003              7.785              9.911 150
                      12/31/2004              9.911              10.778 149
                      12/31/2005              10.778              11.629 204
                      12/31/2006              11.629              13.030 220
                      12/31/2007              13.030              13.347 207
                      12/31/2008              13.347              7.811 445
                      12/31/2009              7.811              10.129 348
RWDT 2  1.95%
                      12/31/2002              N/A              7.758 40
                      12/31/2003              7.758              9.847 154
                      12/31/2004              9.847              10.676 144
                      12/31/2005              10.676              11.484 163
                      12/31/2006              11.484              12.830 204
                      12/31/2007              12.830              13.103 200
                      12/31/2008              13.103              7.645 420
                      12/31/2009              7.645              9.884 391
RWDT 5  1.90%
                      12/31/2003              N/A              9.858 15
                      12/31/2004              9.858              10.693 53
                      12/31/2005              10.693              11.508 86
                      12/31/2006              11.508              12.863 87
                      12/31/2007              12.863              13.143 102
                      12/31/2008              13.143              7.672 148
                      12/31/2009              7.672              9.924 130
RWDT 6  2.40%
                      12/31/2003              N/A              9.752 111
                      12/31/2004              9.752              10.525 764
                      12/31/2005              10.525              11.271 1478
                      12/31/2006              11.271              12.535 1774
                      12/31/2007              12.535              12.744 1907
                      12/31/2008              12.744              7.402 3520
                      12/31/2009              7.402              9.527 3235
RWDT 7  1.85%
                      12/31/2003              N/A              9.869 1
                      12/31/2004              9.869              10.710 2
                      12/31/2005              10.710              11.532 2
                      12/31/2006              11.532              12.896 2
                      12/31/2007              12.896              13.184 2
                      12/31/2008              13.184              7.700 3
                      12/31/2009              7.700              9.965 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2003              N/A              9.763 1
                      12/31/2004              9.763              10.542 3
                      12/31/2005              10.542              11.295 17
                      12/31/2006              11.295              12.568 17
                      12/31/2007              12.568              12.784 16
                      12/31/2008              12.784              7.429 28
                      12/31/2009              7.429              9.566 25
AZL Dreyfus Equity Growth Fund
RWDE 1  1.85%
                      12/31/2001              N/A              10.518 11
                      12/31/2002              10.518              7.155 61
                      12/31/2003              7.155              8.727 74
                      12/31/2004              8.727              9.228 71
                      12/31/2005              9.228              9.473 65
                      12/31/2006              9.473              10.502 55
                      12/31/2007              10.502              11.211 266
                      12/31/2008              11.211              6.423 208
                      12/31/2009              6.423              8.497 184
RWDE 2  1.95%
                      12/31/2002              N/A              7.147 1
                      12/31/2003              7.147              8.709 21
                      12/31/2004              8.709              9.199 23
                      12/31/2005              9.199              9.433 18
                      12/31/2006              9.433              10.448 26
                      12/31/2007              10.448              11.142 64
                      12/31/2008              11.142              6.377 52
                      12/31/2009              6.377              8.428 48
RWDE 3  2.15%
                      12/31/2002              N/A              7.131 42
                      12/31/2003              7.131              8.671 475
                      12/31/2004              8.671              9.141 347
                      12/31/2005              9.141              9.355 327
                      12/31/2006              9.355              10.341 328
                      12/31/2007              10.341              11.005 750
                      12/31/2008              11.005              6.287 654
                      12/31/2009              6.287              8.292 597
RWDE 4  2.00%
                      12/31/2003              N/A              8.699 14
                      12/31/2004              8.699              9.185 54
                      12/31/2005              9.185              9.414 53
                      12/31/2006              9.414              10.421 55
                      12/31/2007              10.421              11.108 129
                      12/31/2008              11.108              6.355 99
                      12/31/2009              6.355              8.394 81
RWDE 5  2.15%
                      12/31/2003              N/A              8.671 0
                      12/31/2004              8.671              9.141 8
                      12/31/2005              9.141              9.355 12
                      12/31/2006              9.355              10.341 11
                      12/31/2007              10.341              11.005 14
                      12/31/2008              11.005              6.287 14
                      12/31/2009              6.287              8.292 13

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

23

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 7  2.05%
                      12/31/2003              N/A              8.690 0
                      12/31/2004              8.690              9.170 0
                      12/31/2005              9.170              9.394 0
                      12/31/2006              9.394              10.394 0
                      12/31/2007              10.394              11.073 1
                      12/31/2008              11.073              6.332 0
                      12/31/2009              6.332              8.360 0
RWDE 8  2.55%
                      12/31/2003              N/A              8.596 1
                      12/31/2004              8.596              9.026 1
                      12/31/2005              9.026              9.201 1
                      12/31/2006              9.201              10.129 4
                      12/31/2007              10.129              10.737 10
                      12/31/2008              10.737              6.109 7
                      12/31/2009              6.109              8.025 7
RWDT 1  1.65%
                      12/31/2001              N/A              10.522 33
                      12/31/2002              10.522              7.172 191
                      12/31/2003              7.172              8.765 122
                      12/31/2004              8.765              9.287 112
                      12/31/2005              9.287              9.552 125
                      12/31/2006              9.552              10.611 119
                      12/31/2007              10.611              11.350 249
                      12/31/2008              11.350              6.516 187
                      12/31/2009              6.516              8.637 164
RWDT 2  1.95%
                      12/31/2002              N/A              7.147 106
                      12/31/2003              7.147              8.709 163
                      12/31/2004              8.709              9.199 172
                      12/31/2005              9.199              9.433 170
                      12/31/2006              9.433              10.448 139
                      12/31/2007              10.448              11.142 412
                      12/31/2008              11.142              6.377 336
                      12/31/2009              6.377              8.428 310
RWDT 5  1.90%
                      12/31/2003              N/A              8.718 1
                      12/31/2004              8.718              9.214 7
                      12/31/2005              9.214              9.453 8
                      12/31/2006              9.453              10.475 17
                      12/31/2007              10.475              11.176 34
                      12/31/2008              11.176              6.400 30
                      12/31/2009              6.400              8.463 28
RWDT 6  2.40%
                      12/31/2003              N/A              8.624 72
                      12/31/2004              8.624              9.069 348
                      12/31/2005              9.069              9.258 478
                      12/31/2006              9.258              10.208 560
                      12/31/2007              10.208              10.837 1530
                      12/31/2008              10.837              6.175 1409
                      12/31/2009              6.175              8.124 1314

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2003              N/A              8.727 0
                      12/31/2004              8.727              9.228 0
                      12/31/2005              9.228              9.473 0
                      12/31/2006              9.473              10.502 0
                      12/31/2007              10.502              11.211 0
                      12/31/2008              11.211              6.423 0
                      12/31/2009              6.423              8.497 0
RWDT 8  2.35%
                      12/31/2003              N/A              8.634 0
                      12/31/2004              8.634              9.083 6
                      12/31/2005              9.083              9.278 6
                      12/31/2006              9.278              10.234 1
                      12/31/2007              10.234              10.870 8
                      12/31/2008              10.870              6.197 6
                      12/31/2009              6.197              8.157 6
AZL Eaton Vance Large Cap Value Fund
RWDE 1  1.85%
                      12/31/2001              N/A              9.321 446
                      12/31/2002              9.321              7.331 664
                      12/31/2003              7.331              9.395 562
                      12/31/2004              9.395              10.800 535
                      12/31/2005              10.800              11.019 519
                      12/31/2006              11.019              12.523 467
                      12/31/2007              12.523              12.019 467
                      12/31/2008              12.019              7.529 362
                      12/31/2009              7.529              9.352 316
RWDE 2  1.95%
                      12/31/2002              N/A              7.319 18
                      12/31/2003              7.319              9.369 31
                      12/31/2004              9.369              10.761 39
                      12/31/2005              10.761              10.968 40
                      12/31/2006              10.968              12.452 44
                      12/31/2007              12.452              11.939 65
                      12/31/2008              11.939              7.472 52
                      12/31/2009              7.472              9.271 46
RWDE 3  2.15%
                      12/31/2002              N/A              7.295 198
                      12/31/2003              7.295              9.320 1063
                      12/31/2004              9.320              10.682 1162
                      12/31/2005              10.682              10.866 1125
                      12/31/2006              10.866              12.312 947
                      12/31/2007              12.312              11.781 1281
                      12/31/2008              11.781              7.358 1092
                      12/31/2009              7.358              9.112 995
RWDE 4  2.00%
                      12/31/2003              N/A              9.357 20
                      12/31/2004              9.357              10.741 97
                      12/31/2005              10.741              10.942 79
                      12/31/2006              10.942              12.417 84
                      12/31/2007              12.417              11.899 127
                      12/31/2008              11.899              7.443 107
                      12/31/2009              7.443              9.231 92

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

24

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 5  2.15%
                      12/31/2003              N/A              9.320 1
                      12/31/2004              9.320              10.682 17
                      12/31/2005              10.682              10.866 18
                      12/31/2006              10.866              12.312 17
                      12/31/2007              12.312              11.781 24
                      12/31/2008              11.781              7.358 19
                      12/31/2009              7.358              9.112 15
RWDE 7  2.05%
                      12/31/2003              N/A              9.344 13
                      12/31/2004              9.344              10.721 8
                      12/31/2005              10.721              10.916 6
                      12/31/2006              10.916              12.382 6
                      12/31/2007              12.382              11.860 4
                      12/31/2008              11.860              7.414 4
                      12/31/2009              7.414              9.191 3
RWDE 8  2.55%
                      12/31/2003              N/A              9.220 50
                      12/31/2004              9.220              10.526 52
                      12/31/2005              10.526              10.664 42
                      12/31/2006              10.664              12.035 32
                      12/31/2007              12.035              11.471 28
                      12/31/2008              11.471              7.135 25
                      12/31/2009              7.135              8.801 25
RWDT 1  1.65%
                      12/31/2001              N/A              9.333 161
                      12/31/2002              9.333              7.356 386
                      12/31/2003              7.356              9.445 550
                      12/31/2004              9.445              10.880 624
                      12/31/2005              10.880              11.122 601
                      12/31/2006              11.122              12.665 544
                      12/31/2007              12.665              12.181 482
                      12/31/2008              12.181              7.646 394
                      12/31/2009              7.646              9.516 365
RWDT 2  1.95%
                      12/31/2002              N/A              7.319 65
                      12/31/2003              7.319              9.369 457
                      12/31/2004              9.369              10.761 481
                      12/31/2005              10.761              10.968 472
                      12/31/2006              10.968              12.452 409
                      12/31/2007              12.452              11.939 420
                      12/31/2008              11.939              7.472 378
                      12/31/2009              7.472              9.271 334
RWDT 5  1.90%
                      12/31/2003              N/A              9.382 5
                      12/31/2004              9.382              10.781 46
                      12/31/2005              10.781              10.993 71
                      12/31/2006              10.993              12.487 73
                      12/31/2007              12.487              11.979 98
                      12/31/2008              11.979              7.500 76
                      12/31/2009              7.500              9.312 67

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2003              N/A              9.257 261
                      12/31/2004              9.257              10.584 1084
                      12/31/2005              10.584              10.739 1886
                      12/31/2006              10.739              12.138 2047
                      12/31/2007              12.138              11.586 2649
                      12/31/2008              11.586              7.218 2243
                      12/31/2009              7.218              8.916 2123
RWDT 7  1.85%
                      12/31/2003              N/A              9.395 0
                      12/31/2004              9.395              10.800 0
                      12/31/2005              10.800              11.019 1
                      12/31/2006              11.019              12.523 1
                      12/31/2007              12.523              12.019 3
                      12/31/2008              12.019              7.529 1
                      12/31/2009              7.529              9.352 0
RWDT 8  2.35%
                      12/31/2003              N/A              9.270 8
                      12/31/2004              9.270              10.604 14
                      12/31/2005              10.604              10.764 12
                      12/31/2006              10.764              12.173 9
                      12/31/2007              12.173              11.625 15
                      12/31/2008              11.625              7.246 10
                      12/31/2009              7.246              8.955 20
AZL Franklin Small Cap Value Fund
RWDE 1  1.85%
                      12/31/2003              N/A              12.679 13
                      12/31/2004              12.679              15.321 83
                      12/31/2005              15.321              16.098 109
                      12/31/2006              16.098              18.240 84
                      12/31/2007              18.240              17.121 52
                      12/31/2008              17.121              11.138 29
                      12/31/2009              11.138              14.281 20
RWDE 2  1.95%
                      12/31/2003              N/A              12.671 0
                      12/31/2004              12.671              15.295 1
                      12/31/2005              15.295              16.056 6
                      12/31/2006              16.056              18.173 8
                      12/31/2007              18.173              17.042 7
                      12/31/2008              17.042              11.075 7
                      12/31/2009              11.075              14.186 7
RWDE 3  2.15%
                      12/31/2003              N/A              12.654 87
                      12/31/2004              12.654              15.244 162
                      12/31/2005              15.244              15.970 174
                      12/31/2006              15.970              18.041 199
                      12/31/2007              18.041              16.883 166
                      12/31/2008              16.883              10.950 138
                      12/31/2009              10.950              13.998 132
RWDE 4  2.00%
                      12/31/2003              N/A              12.667 4
                      12/31/2004              12.667              15.282 40
                      12/31/2005              15.282              16.034 48
                      12/31/2006              16.034              18.140 48
                      12/31/2007              18.140              17.002 49
                      12/31/2008              17.002              11.043 52
                      12/31/2009              11.043              14.138 49

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

25

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 5  2.15%
                      12/31/2003              N/A              12.654 1
                      12/31/2004              12.654              15.244 13
                      12/31/2005              15.244              15.970 20
                      12/31/2006              15.970              18.041 23
                      12/31/2007              18.041              16.883 24
                      12/31/2008              16.883              10.950 21
                      12/31/2009              10.950              13.998 17
RWDE 7  2.05%
                      12/31/2003              N/A              12.662 2
                      12/31/2004              12.662              15.270 4
                      12/31/2005              15.270              16.013 2
                      12/31/2006              16.013              18.107 2
                      12/31/2007              18.107              16.962 3
                      12/31/2008              16.962              11.012 2
                      12/31/2009              11.012              14.091 2
RWDE 8  2.55%
                      12/31/2003              N/A              12.620 1
                      12/31/2004              12.620              15.142 3
                      12/31/2005              15.142              15.800 4
                      12/31/2006              15.800              17.778 7
                      12/31/2007              17.778              16.570 6
                      12/31/2008              16.570              10.704 6
                      12/31/2009              10.704              13.629 6
RWDT 1  1.65%
                      12/31/2003              N/A              12.696 15
                      12/31/2004              12.696              15.372 47
                      12/31/2005              15.372              16.185 77
                      12/31/2006              16.185              18.375 99
                      12/31/2007              18.375              17.282 71
                      12/31/2008              17.282              11.265 48
                      12/31/2009              11.265              14.473 44
RWDT 2  1.95%
                      12/31/2003              N/A              12.671 14
                      12/31/2004              12.671              15.295 59
                      12/31/2005              15.295              16.056 46
                      12/31/2006              16.056              18.173 46
                      12/31/2007              18.173              17.042 42
                      12/31/2008              17.042              11.075 39
                      12/31/2009              11.075              14.186 35
RWDT 5  1.90%
                      12/31/2003              N/A              12.675 5
                      12/31/2004              12.675              15.308 14
                      12/31/2005              15.308              16.077 26
                      12/31/2006              16.077              18.207 34
                      12/31/2007              18.207              17.081 30
                      12/31/2008              17.081              11.106 24
                      12/31/2009              11.106              14.233 22
RWDT 6  2.40%
                      12/31/2003              N/A              12.633 126
                      12/31/2004              12.633              15.180 523
                      12/31/2005              15.180              15.864 1101
                      12/31/2006              15.864              17.876 1487
                      12/31/2007              17.876              16.687 1403
                      12/31/2008              16.687              10.795 1265
                      12/31/2009              10.795              13.766 1270

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2003              N/A              12.679 0
                      12/31/2004              12.679              15.321 0
                      12/31/2005              15.321              16.098 0
                      12/31/2006              16.098              18.240 0
                      12/31/2007              18.240              17.121 0
                      12/31/2008              17.121              11.138 0
                      12/31/2009              11.138              14.281 0
RWDT 8  2.35%
                      12/31/2003              N/A              12.637 0
                      12/31/2004              12.637              15.193 6
                      12/31/2005              15.193              15.885 22
                      12/31/2006              15.885              17.909 28
                      12/31/2007              17.909              16.726 14
                      12/31/2008              16.726              10.826 11
                      12/31/2009              10.826              13.812 3
AZL Franklin Templeton Founding Strategy Plus Fund
RWDE 1  1.85%
                      12/31/2009              N/A              10.209 0
RWDE 2  1.95%
                      12/31/2009              N/A              10.207 0
RWDE 3  2.15%
                      12/31/2009              N/A              10.203 6
RWDE 4  2.00%
                      12/31/2009              N/A              10.206 0
RWDE 5  2.15%
                      12/31/2009              N/A              10.203 7
RWDE 7  2.05%
                      12/31/2009              N/A              10.205 0
RWDE 8  2.55%
                      12/31/2009              N/A              10.195 0
RWDT 1  1.65%
                      12/31/2009              N/A              10.213 0
RWDT 2  1.95%
                      12/31/2009              N/A              10.207 0
RWDT 5  1.90%
                      12/31/2009              N/A              10.208 4
RWDT 6  2.40%
                      12/31/2009              N/A              10.198 17
RWDT 7  1.85%
                      12/31/2009              N/A              10.209 0
RWDT 8  2.35%
                      12/31/2009              N/A              10.199 0
AZL Fusion Balanced Fund
RWDE 1  1.85%
                      12/31/2005              N/A              10.598 3
                      12/31/2006              10.598              11.391 30
                      12/31/2007              11.391              11.976 94
                      12/31/2008              11.976              8.530 105
                      12/31/2009              8.530              10.610 85
RWDE 2  1.95%
                      12/31/2005              N/A              10.590 0
                      12/31/2006              10.590              11.372 0
                      12/31/2007              11.372              11.944 45
                      12/31/2008              11.944              8.499 67
                      12/31/2009              8.499              10.561 67

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

26

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2005              N/A              10.576 125
                      12/31/2006              10.576              11.334 125
                      12/31/2007              11.334              11.881 179
                      12/31/2008              11.881              8.436 231
                      12/31/2009              8.436              10.462 243
RWDE 4  2.00%
                      12/31/2005              N/A              10.587 74
                      12/31/2006              10.587              11.362 221
                      12/31/2007              11.362              11.929 227
                      12/31/2008              11.929              8.483 233
                      12/31/2009              8.483              10.536 213
RWDE 5  2.15%
                      12/31/2005              N/A              10.576 0
                      12/31/2006              10.576              11.334 10
                      12/31/2007              11.334              11.881 10
                      12/31/2008              11.881              8.436 15
                      12/31/2009              8.436              10.462 13
RWDE 7  2.05%
                      12/31/2005              N/A              10.583 0
                      12/31/2006              10.583              11.353 0
                      12/31/2007              11.353              11.913 0
                      12/31/2008              11.913              8.467 0
                      12/31/2009              8.467              10.512 0
RWDE 8  2.55%
                      12/31/2005              N/A              10.548 2
                      12/31/2006              10.548              11.259 2
                      12/31/2007              11.259              11.754 7
                      12/31/2008              11.754              8.313 1
                      12/31/2009              8.313              10.269 0
RWDT 1  1.65%
                      12/31/2005              N/A              10.612 34
                      12/31/2006              10.612              11.429 96
                      12/31/2007              11.429              12.041 187
                      12/31/2008              12.041              8.593 214
                      12/31/2009              8.593              10.710 151
RWDT 2  1.95%
                      12/31/2005              N/A              10.590 14
                      12/31/2006              10.590              11.372 10
                      12/31/2007              11.372              11.944 34
                      12/31/2008              11.944              8.499 81
                      12/31/2009              8.499              10.561 119
RWDT 5  1.90%
                      12/31/2005              N/A              10.594 32
                      12/31/2006              10.594              11.381 82
                      12/31/2007              11.381              11.960 77
                      12/31/2008              11.960              8.514 111
                      12/31/2009              8.514              10.586 112
RWDT 6  2.40%
                      12/31/2005              N/A              10.559 695
                      12/31/2006              10.559              11.287 1678
                      12/31/2007              11.287              11.802 2269
                      12/31/2008              11.802              8.359 2225
                      12/31/2009              8.359              10.341 2077

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2005              N/A              10.598 0
                      12/31/2006              10.598              11.391 16
                      12/31/2007              11.391              11.976 23
                      12/31/2008              11.976              8.530 5
                      12/31/2009              8.530              10.610 4
RWDT 8  2.35%
                      12/31/2005              N/A              10.562 7
                      12/31/2006              10.562              11.296 7
                      12/31/2007              11.296              11.817 6
                      12/31/2008              11.817              8.374 5
                      12/31/2009              8.374              10.365 4
AZL Fusion Conserviative Fund
RWDE 1  1.85%
                      12/31/2009              N/A              10.145 0
RWDE 2  1.95%
                      12/31/2009              N/A              10.143 0
RWDE 3  2.15%
                      12/31/2009              N/A              10.139 0
RWDE 4  2.00%
                      12/31/2009              N/A              10.142 0
RWDE 5  2.15%
                      12/31/2009              N/A              10.139 0
RWDE 7  2.05%
                      12/31/2009              N/A              10.141 0
RWDE 8  2.55%
                      12/31/2009              N/A              10.131 0
RWDT 1  1.65%
                      12/31/2009              N/A              10.149 0
RWDT 2  1.95%
                      12/31/2009              N/A              10.143 0
RWDT 5  1.90%
                      12/31/2009              N/A              10.144 0
RWDT 6  2.40%
                      12/31/2009              N/A              10.134 5
RWDT 7  1.85%
                      12/31/2009              N/A              10.145 0
RWDT 8  2.35%
                      12/31/2009              N/A              10.135 0
AZL Fusion Growth Fund
RWDE 1  1.85%
                      12/31/2005              N/A              11.072 69
                      12/31/2006              11.072              12.196 161
                      12/31/2007              12.196              12.660 129
                      12/31/2008              12.660              7.588 70
                      12/31/2009              7.588              9.848 61
RWDE 2  1.95%
                      12/31/2005              N/A              11.064 5
                      12/31/2006              11.064              12.175 5
                      12/31/2007              12.175              12.626 20
                      12/31/2008              12.626              7.560 27
                      12/31/2009              7.560              9.802 22
RWDE 3  2.15%
                      12/31/2005              N/A              11.049 226
                      12/31/2006              11.049              12.135 436
                      12/31/2007              12.135              12.559 582
                      12/31/2008              12.559              7.505 714
                      12/31/2009              7.505              9.710 546

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

27

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2005              N/A              11.061 62
                      12/31/2006              11.061              12.165 117
                      12/31/2007              12.165              12.609 139
                      12/31/2008              12.609              7.547 126
                      12/31/2009              7.547              9.779 119
RWDE 5  2.15%
                      12/31/2005              N/A              11.049 11
                      12/31/2006              11.049              12.135 36
                      12/31/2007              12.135              12.559 36
                      12/31/2008              12.559              7.505 30
                      12/31/2009              7.505              9.710 23
RWDE 7  2.05%
                      12/31/2005              N/A              11.057 0
                      12/31/2006              11.057              12.155 0
                      12/31/2007              12.155              12.592 0
                      12/31/2008              12.592              7.533 0
                      12/31/2009              7.533              9.756 0
RWDE 8  2.55%
                      12/31/2005              N/A              11.020 3
                      12/31/2006              11.020              12.054 3
                      12/31/2007              12.054              12.425 3
                      12/31/2008              12.425              7.395 11
                      12/31/2009              7.395              9.530 12
RWDT 1  1.65%
                      12/31/2005              N/A              11.087 145
                      12/31/2006              11.087              12.237 198
                      12/31/2007              12.237              12.728 191
                      12/31/2008              12.728              7.644 80
                      12/31/2009              7.644              9.940 47
RWDT 2  1.95%
                      12/31/2005              N/A              11.064 197
                      12/31/2006              11.064              12.175 274
                      12/31/2007              12.175              12.626 234
                      12/31/2008              12.626              7.560 165
                      12/31/2009              7.560              9.802 179
RWDT 5  1.90%
                      12/31/2005              N/A              11.068 117
                      12/31/2006              11.068              12.186 137
                      12/31/2007              12.186              12.643 127
                      12/31/2008              12.643              7.574 91
                      12/31/2009              7.574              9.825 86
RWDT 6  2.40%
                      12/31/2005              N/A              11.031 3234
                      12/31/2006              11.031              12.084 8052
                      12/31/2007              12.084              12.475 9982
                      12/31/2008              12.475              7.436 9510
                      12/31/2009              7.436              9.597 9243
RWDT 7  1.85%
                      12/31/2005              N/A              11.072 0
                      12/31/2006              11.072              12.196 0
                      12/31/2007              12.196              12.660 0
                      12/31/2008              12.660              7.588 0
                      12/31/2009              7.588              9.848 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2005              N/A              11.035 0
                      12/31/2006              11.035              12.094 0
                      12/31/2007              12.094              12.492 0
                      12/31/2008              12.492              7.450 0
                      12/31/2009              7.450              9.620 0
AZL Fusion Moderate Fund
RWDE 1  1.85%
                      12/31/2005              N/A              10.775 54
                      12/31/2006              10.775              11.711 86
                      12/31/2007              11.711              12.248 88
                      12/31/2008              12.248              8.085 79
                      12/31/2009              8.085              10.271 112
RWDE 2  1.95%
                      12/31/2005              N/A              10.768 0
                      12/31/2006              10.768              11.692 0
                      12/31/2007              11.692              12.215 4
                      12/31/2008              12.215              8.055 4
                      12/31/2009              8.055              10.223 7
RWDE 3  2.15%
                      12/31/2005              N/A              10.754 348
                      12/31/2006              10.754              11.653 379
                      12/31/2007              11.653              12.150 614
                      12/31/2008              12.150              7.996 520
                      12/31/2009              7.996              10.128 607
RWDE 4  2.00%
                      12/31/2005              N/A              10.765 106
                      12/31/2006              10.765              11.682 194
                      12/31/2007              11.682              12.199 149
                      12/31/2008              12.199              8.040 145
                      12/31/2009              8.040              10.200 153
RWDE 5  2.15%
                      12/31/2005              N/A              10.754 0
                      12/31/2006              10.754              11.653 1
                      12/31/2007              11.653              12.150 1
                      12/31/2008              12.150              7.996 1
                      12/31/2009              7.996              10.128 2
RWDE 7  2.05%
                      12/31/2005              N/A              10.761 0
                      12/31/2006              10.761              11.672 0
                      12/31/2007              11.672              12.182 8
                      12/31/2008              12.182              8.025 8
                      12/31/2009              8.025              10.176 4
RWDE 8  2.55%
                      12/31/2005              N/A              10.725 3
                      12/31/2006              10.725              11.575 2
                      12/31/2007              11.575              12.020 12
                      12/31/2008              12.020              7.879 6
                      12/31/2009              7.879              9.941 5
RWDT 1  1.65%
                      12/31/2005              N/A              10.790 96
                      12/31/2006              10.790              11.751 119
                      12/31/2007              11.751              12.313 130
                      12/31/2008              12.313              8.144 134
                      12/31/2009              8.144              10.368 148

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

28

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2005              N/A              10.768 131
                      12/31/2006              10.768              11.692 205
                      12/31/2007              11.692              12.215 148
                      12/31/2008              12.215              8.055 133
                      12/31/2009              8.055              10.223 115
RWDT 5  1.90%
                      12/31/2005              N/A              10.772 49
                      12/31/2006              10.772              11.702 128
                      12/31/2007              11.702              12.231 117
                      12/31/2008              12.231              8.070 107
                      12/31/2009              8.070              10.247 122
RWDT 6  2.40%
                      12/31/2005              N/A              10.736 2113
                      12/31/2006              10.736              11.604 4449
                      12/31/2007              11.604              12.069 4953
                      12/31/2008              12.069              7.923 5108
                      12/31/2009              7.923              10.011 4942
RWDT 7  1.85%
                      12/31/2005              N/A              10.775 0
                      12/31/2006              10.775              11.711 0
                      12/31/2007              11.711              12.248 0
                      12/31/2008              12.248              8.085 0
                      12/31/2009              8.085              10.271 0
RWDT 8  2.35%
                      12/31/2005              N/A              10.739 13
                      12/31/2006              10.739              11.614 0
                      12/31/2007              11.614              12.085 41
                      12/31/2008              12.085              7.937 39
                      12/31/2009              7.937              10.034 46
AZL Growth Index Strategy Fund
RWDE 1  1.85%
                      12/31/2009              N/A              10.058 9
RWDE 2  1.95%
                      12/31/2009              N/A              10.056 0
RWDE 3  2.15%
                      12/31/2009              N/A              10.052 1
RWDE 4  2.00%
                      12/31/2009              N/A              10.055 2
RWDE 5  2.15%
                      12/31/2009              N/A              10.052 0
RWDE 7  2.05%
                      12/31/2009              N/A              10.054 0
RWDE 8  2.55%
                      12/31/2009              N/A              10.045 0
RWDT 1  1.65%
                      12/31/2009              N/A              10.062 14
RWDT 2  1.95%
                      12/31/2009              N/A              10.056 3
RWDT 5  1.90%
                      12/31/2009              N/A              10.057 0
RWDT 6  2.40%
                      12/31/2009              N/A              10.047 289
RWDT 7  1.85%
                      12/31/2009              N/A              10.058 0
RWDT 8  2.35%
                      12/31/2009              N/A              10.048 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL International Index Fund
RWDE 1  1.85%
                      12/31/2009              N/A              9.752 35
RWDE 2  1.95%
                      12/31/2009              N/A              9.750 5
RWDE 3  2.15%
                      12/31/2009              N/A              9.746 16
RWDE 4  2.00%
                      12/31/2009              N/A              9.749 10
RWDE 5  2.15%
                      12/31/2009              N/A              9.746 1
RWDE 7  2.05%
                      12/31/2009              N/A              9.748 0
RWDE 8  2.55%
                      12/31/2009              N/A              9.739 0
RWDT 1  1.65%
                      12/31/2009              N/A              9.756 12
RWDT 2  1.95%
                      12/31/2009              N/A              9.750 3
RWDT 5  1.90%
                      12/31/2009              N/A              9.751 0
RWDT 6  2.40%
                      12/31/2009              N/A              9.742 125
RWDT 7  1.85%
                      12/31/2009              N/A              9.752 0
RWDT 8  2.35%
                      12/31/2009              N/A              9.743 0
AZL Invesco International Equity Fund
RWDE 1  1.85%
                      12/31/2002              N/A              8.059 18
                      12/31/2003              8.059              10.059 18
                      12/31/2004              10.059              12.059 40
                      12/31/2005              12.059              13.776 56
                      12/31/2006              13.776              17.181 56
                      12/31/2007              17.181              19.330 68
                      12/31/2008              19.330              11.099 46
                      12/31/2009              11.099              14.635 49
RWDE 2  1.95%
                      12/31/2002              N/A              8.054 0
                      12/31/2003              8.054              10.042 3
                      12/31/2004              10.042              12.027 4
                      12/31/2005              12.027              13.725 7
                      12/31/2006              13.725              17.101 10
                      12/31/2007              17.101              19.221 11
                      12/31/2008              19.221              11.025 9
                      12/31/2009              11.025              14.524 17
RWDE 3  2.15%
                      12/31/2002              N/A              8.043 19
                      12/31/2003              8.043              10.009 115
                      12/31/2004              10.009              11.962 155
                      12/31/2005              11.962              13.625 180
                      12/31/2006              13.625              16.942 229
                      12/31/2007              16.942              19.004 255
                      12/31/2008              19.004              10.879 222
                      12/31/2009              10.879              14.302 333

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

29

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2003              N/A              10.034 5
                      12/31/2004              10.034              12.011 31
                      12/31/2005              12.011              13.700 43
                      12/31/2006              13.700              17.061 104
                      12/31/2007              17.061              19.167 111
                      12/31/2008              19.167              10.988 47
                      12/31/2009              10.988              14.468 57
RWDE 5  2.15%
                      12/31/2003              N/A              10.009 2
                      12/31/2004              10.009              11.962 11
                      12/31/2005              11.962              13.625 12
                      12/31/2006              13.625              16.942 17
                      12/31/2007              16.942              19.004 11
                      12/31/2008              19.004              10.879 10
                      12/31/2009              10.879              14.302 18
RWDE 7  2.05%
                      12/31/2003              N/A              10.025 0
                      12/31/2004              10.025              11.995 0
                      12/31/2005              11.995              13.675 0
                      12/31/2006              13.675              17.021 4
                      12/31/2007              17.021              19.112 3
                      12/31/2008              19.112              10.952 0
                      12/31/2009              10.952              14.412 0
RWDE 8  2.55%
                      12/31/2003              N/A              9.942 0
                      12/31/2004              9.942              11.835 0
                      12/31/2005              11.835              13.426 4
                      12/31/2006              13.426              16.629 13
                      12/31/2007              16.629              18.578 13
                      12/31/2008              18.578              10.592 12
                      12/31/2009              10.592              13.870 7
RWDT 1  1.65%
                      12/31/2002              N/A              8.070 73
                      12/31/2003              8.070              10.093 40
                      12/31/2004              10.093              12.124 43
                      12/31/2005              12.124              13.877 41
                      12/31/2006              13.877              17.342 71
                      12/31/2007              17.342              19.551 80
                      12/31/2008              19.551              11.248 49
                      12/31/2009              11.248              14.862 104
RWDT 2  1.95%
                      12/31/2002              N/A              8.054 8
                      12/31/2003              8.054              10.042 75
                      12/31/2004              10.042              12.027 108
                      12/31/2005              12.027              13.725 110
                      12/31/2006              13.725              17.101 112
                      12/31/2007              17.101              19.221 145
                      12/31/2008              19.221              11.025 106
                      12/31/2009              11.025              14.524 176
RWDT 5  1.90%
                      12/31/2003              N/A              10.051 3
                      12/31/2004              10.051              12.043 10
                      12/31/2005              12.043              13.750 23
                      12/31/2006              13.750              17.141 40
                      12/31/2007              17.141              19.276 39
                      12/31/2008              19.276              11.062 32
                      12/31/2009              11.062              14.579 49

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2003              N/A              9.967 39
                      12/31/2004              9.967              11.883 268
                      12/31/2005              11.883              13.500 602
                      12/31/2006              13.500              16.745 1032
                      12/31/2007              16.745              18.736 1382
                      12/31/2008              18.736              10.699 1085
                      12/31/2009              10.699              14.030 1992
RWDT 7  1.85%
                      12/31/2003              N/A              10.059 0
                      12/31/2004              10.059              12.059 0
                      12/31/2005              12.059              13.776 0
                      12/31/2006              13.776              17.181 0
                      12/31/2007              17.181              19.330 0
                      12/31/2008              19.330              11.099 1
                      12/31/2009              11.099              14.635 1
RWDT 8  2.35%
                      12/31/2003              N/A              9.975 0
                      12/31/2004              9.975              11.899 0
                      12/31/2005              11.899              13.525 5
                      12/31/2006              13.525              16.785 2
                      12/31/2007              16.785              18.790 7
                      12/31/2008              18.790              10.735 7
                      12/31/2009              10.735              14.084 15
AZL JPMorgan U.S. Equity Fund
RWDE 1  1.85%
                      12/31/2004              N/A              10.726 4
                      12/31/2005              10.726              11.104 3
                      12/31/2006              11.104              12.492 14
                      12/31/2007              12.492              12.727 9
                      12/31/2008              12.727              7.661 4
                      12/31/2009              7.661              10.056 19
RWDE 2  1.95%
                      12/31/2004              N/A              10.719 0
                      12/31/2005              10.719              11.086 0
                      12/31/2006              11.086              12.459 1
                      12/31/2007              12.459              12.681 3
                      12/31/2008              12.681              7.625 1
                      12/31/2009              7.625              9.999 9
RWDE 3  2.15%
                      12/31/2004              N/A              10.705 13
                      12/31/2005              10.705              11.049 14
                      12/31/2006              11.049              12.392 25
                      12/31/2007              12.392              12.588 28
                      12/31/2008              12.588              7.554 29
                      12/31/2009              7.554              9.886 115
RWDE 4  2.00%
                      12/31/2004              N/A              10.715 23
                      12/31/2005              10.715              11.076 20
                      12/31/2006              11.076              12.442 29
                      12/31/2007              12.442              12.657 26
                      12/31/2008              12.657              7.607 33
                      12/31/2009              7.607              9.971 39

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

30

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 5  2.15%
                      12/31/2004              N/A              10.705 12
                      12/31/2005              10.705              11.049 17
                      12/31/2006              11.049              12.392 17
                      12/31/2007              12.392              12.588 16
                      12/31/2008              12.588              7.554 13
                      12/31/2009              7.554              9.886 21
RWDE 7  2.05%
                      12/31/2004              N/A              10.712 0
                      12/31/2005              10.712              11.067 0
                      12/31/2006              11.067              12.426 0
                      12/31/2007              12.426              12.634 0
                      12/31/2008              12.634              7.590 0
                      12/31/2009              7.590              9.942 0
RWDE 8  2.55%
                      12/31/2004              N/A              10.676 0
                      12/31/2005              10.676              10.975 0
                      12/31/2006              10.975              12.261 0
                      12/31/2007              12.261              12.404 0
                      12/31/2008              12.404              7.414 0
                      12/31/2009              7.414              9.664 1
RWDT 1  1.65%
                      12/31/2004              N/A              10.741 23
                      12/31/2005              10.741              11.141 25
                      12/31/2006              11.141              12.559 46
                      12/31/2007              12.559              12.821 33
                      12/31/2008              12.821              7.733 29
                      12/31/2009              7.733              10.171 62
RWDT 2  1.95%
                      12/31/2004              N/A              10.719 3
                      12/31/2005              10.719              11.086 12
                      12/31/2006              11.086              12.459 12
                      12/31/2007              12.459              12.681 15
                      12/31/2008              12.681              7.625 13
                      12/31/2009              7.625              9.999 50
RWDT 5  1.90%
                      12/31/2004              N/A              10.723 13
                      12/31/2005              10.723              11.095 43
                      12/31/2006              11.095              12.475 46
                      12/31/2007              12.475              12.704 43
                      12/31/2008              12.704              7.643 37
                      12/31/2009              7.643              10.027 58
RWDT 6  2.40%
                      12/31/2004              N/A              10.687 481
                      12/31/2005              10.687              11.003 747
                      12/31/2006              11.003              12.310 859
                      12/31/2007              12.310              12.473 983
                      12/31/2008              12.473              7.467 842
                      12/31/2009              7.467              9.747 1493
RWDT 7  1.85%
                      12/31/2004              N/A              10.726 0
                      12/31/2005              10.726              11.104 0
                      12/31/2006              11.104              12.492 0
                      12/31/2007              12.492              12.727 0
                      12/31/2008              12.727              7.661 0
                      12/31/2009              7.661              10.056 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2004              N/A              10.690 0
                      12/31/2005              10.690              11.012 5
                      12/31/2006              11.012              12.327 0
                      12/31/2007              12.327              12.496 0
                      12/31/2008              12.496              7.484 0
                      12/31/2009              7.484              9.775 1
AZL MFS Investors Trust Fund
RWDE 1  1.85%
                      12/31/2005              N/A              12.209 29
                      12/31/2006              12.209              13.518 31
                      12/31/2007              13.518              14.693 28
                      12/31/2008              14.693              8.638 91
                      12/31/2009              8.638              12.873 93
RWDE 2  1.95%
                      12/31/2005              N/A              12.201 7
                      12/31/2006              12.201              13.496 8
                      12/31/2007              13.496              14.654 14
                      12/31/2008              14.654              8.607 39
                      12/31/2009              8.607              12.813 40
RWDE 3  2.15%
                      12/31/2005              N/A              12.184 104
                      12/31/2006              12.184              13.451 128
                      12/31/2007              13.451              14.576 126
                      12/31/2008              14.576              8.544 398
                      12/31/2009              8.544              12.694 312
RWDE 4  2.00%
                      12/31/2005              N/A              12.197 8
                      12/31/2006              12.197              13.484 21
                      12/31/2007              13.484              14.634 32
                      12/31/2008              14.634              8.591 33
                      12/31/2009              8.591              12.783 41
RWDE 5  2.15%
                      12/31/2005              N/A              12.184 3
                      12/31/2006              12.184              13.451 5
                      12/31/2007              13.451              14.576 5
                      12/31/2008              14.576              8.544 7
                      12/31/2009              8.544              12.694 5
RWDE 7  2.05%
                      12/31/2005              N/A              12.193 10
                      12/31/2006              12.193              13.473 0
                      12/31/2007              13.473              14.615 4
                      12/31/2008              14.615              8.575 2
                      12/31/2009              8.575              12.753 2
RWDE 8  2.55%
                      12/31/2005              N/A              12.152 2
                      12/31/2006              12.152              13.361 4
                      12/31/2007              13.361              14.421 4
                      12/31/2008              14.421              8.419 6
                      12/31/2009              8.419              12.458 7
RWDT 1  1.65%
                      12/31/2005              N/A              12.225 35
                      12/31/2006              12.225              13.563 45
                      12/31/2007              13.563              14.772 70
                      12/31/2008              14.772              8.702 156
                      12/31/2009              8.702              12.994 145

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

31

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2005              N/A              12.201 54
                      12/31/2006              12.201              13.496 52
                      12/31/2007              13.496              14.654 69
                      12/31/2008              14.654              8.607 121
                      12/31/2009              8.607              12.813 143
RWDT 5  1.90%
                      12/31/2005              N/A              12.205 9
                      12/31/2006              12.205              13.507 17
                      12/31/2007              13.507              14.674 14
                      12/31/2008              14.674              8.622 34
                      12/31/2009              8.622              12.843 35
RWDT 6  2.40%
                      12/31/2005              N/A              12.164 366
                      12/31/2006              12.164              13.395 805
                      12/31/2007              13.395              14.479 1020
                      12/31/2008              14.479              8.465 1451
                      12/31/2009              8.465              12.546 1522
RWDT 7  1.85%
                      12/31/2005              N/A              12.209 0
                      12/31/2006              12.209              13.518 0
                      12/31/2007              13.518              14.693 0
                      12/31/2008              14.693              8.638 0
                      12/31/2009              8.638              12.873 0
RWDT 8  2.35%
                      12/31/2005              N/A              12.168 0
                      12/31/2006              12.168              13.406 2
                      12/31/2007              13.406              14.498 8
                      12/31/2008              14.498              8.481 9
                      12/31/2009              8.481              12.575 27
AZL Money Market Fund
RWDE 1  1.85%
                      12/31/2000              N/A              10.347 55
                      12/31/2001              10.347              10.489 790
                      12/31/2002              10.489              10.383 941
                      12/31/2003              10.383              10.228 520
                      12/31/2004              10.228              10.108 409
                      12/31/2005              10.108              10.178 394
                      12/31/2006              10.178              10.436 425
                      12/31/2007              10.436              10.735 435
                      12/31/2008              10.735              10.796 681
                      12/31/2009              10.796              10.621 455
RWDE 2  1.95%
                      12/31/2002              N/A              10.353 49
                      12/31/2003              10.353              10.188 83
                      12/31/2004              10.188              10.058 77
                      12/31/2005              10.058              10.118 56
                      12/31/2006              10.118              10.364 193
                      12/31/2007              10.364              10.651 73
                      12/31/2008              10.651              10.700 99
                      12/31/2009              10.700              10.516 94

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2002              N/A              10.293 653
                      12/31/2003              10.293              10.108 698
                      12/31/2004              10.108              9.960 542
                      12/31/2005              9.960              9.999 651
                      12/31/2006              9.999              10.222 578
                      12/31/2007              10.222              10.483 754
                      12/31/2008              10.483              10.510 1182
                      12/31/2009              10.510              10.309 767
RWDE 4  2.00%
                      12/31/2003              N/A              10.168 29
                      12/31/2004              10.168              10.033 81
                      12/31/2005              10.033              10.088 106
                      12/31/2006              10.088              10.328 119
                      12/31/2007              10.328              10.609 119
                      12/31/2008              10.609              10.652 718
                      12/31/2009              10.652              10.464 216
RWDE 5  2.15%
                      12/31/2003              N/A              10.108 26
                      12/31/2004              10.108              9.960 2
                      12/31/2005              9.960              9.999 19
                      12/31/2006              9.999              10.222 13
                      12/31/2007              10.222              10.483 16
                      12/31/2008              10.483              10.510 32
                      12/31/2009              10.510              10.309 27
RWDE 7  2.05%
                      12/31/2003              N/A              10.148 0
                      12/31/2004              10.148              10.009 2
                      12/31/2005              10.009              10.058 2
                      12/31/2006              10.058              10.292 0
                      12/31/2007              10.292              10.567 0
                      12/31/2008              10.567              10.605 1
                      12/31/2009              10.605              10.412 6
RWDE 8  2.55%
                      12/31/2003              N/A              9.951 30
                      12/31/2004              9.951              9.765 23
                      12/31/2005              9.765              9.765 8
                      12/31/2006              9.765              9.943 1
                      12/31/2007              9.943              10.156 1
                      12/31/2008              10.156              10.142 8
                      12/31/2009              10.142              9.908 6
RWDT 1  1.65%
                      12/31/2000              N/A              10.366 921
                      12/31/2001              10.366              10.529 1514
                      12/31/2002              10.529              10.444 1571
                      12/31/2003              10.444              10.308 819
                      12/31/2004              10.308              10.208 597
                      12/31/2005              10.208              10.299 511
                      12/31/2006              10.299              10.581 517
                      12/31/2007              10.581              10.907 728
                      12/31/2008              10.907              10.990 857
                      12/31/2009              10.990              10.834 677

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

32

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2002              N/A              10.353 119
                      12/31/2003              10.353              10.188 264
                      12/31/2004              10.188              10.058 186
                      12/31/2005              10.058              10.118 263
                      12/31/2006              10.118              10.364 249
                      12/31/2007              10.364              10.651 411
                      12/31/2008              10.651              10.700 469
                      12/31/2009              10.700              10.516 347
RWDT 5  1.90%
                      12/31/2003              N/A              10.208 70
                      12/31/2004              10.208              10.083 95
                      12/31/2005              10.083              10.148 146
                      12/31/2006              10.148              10.400 114
                      12/31/2007              10.400              10.693 111
                      12/31/2008              10.693              10.748 224
                      12/31/2009              10.748              10.568 135
RWDT 6  2.40%
                      12/31/2003              N/A              10.010 679
                      12/31/2004              10.010              9.838 1199
                      12/31/2005              9.838              9.852 1627
                      12/31/2006              9.852              10.046 2644
                      12/31/2007              10.046              10.278 3544
                      12/31/2008              10.278              10.279 6812
                      12/31/2009              10.279              10.057 5567
RWDT 7  1.85%
                      12/31/2003              N/A              10.228 0
                      12/31/2004              10.228              10.108 2
                      12/31/2005              10.108              10.178 8
                      12/31/2006              10.178              10.436 1
                      12/31/2007              10.436              10.735 4
                      12/31/2008              10.735              10.796 2
                      12/31/2009              10.796              10.621 2
RWDT 8  2.35%
                      12/31/2003              N/A              10.030 24
                      12/31/2004              10.030              9.862 27
                      12/31/2005              9.862              9.881 57
                      12/31/2006              9.881              10.081 44
                      12/31/2007              10.081              10.318 37
                      12/31/2008              10.318              10.325 47
                      12/31/2009              10.325              10.107 14
AZL OCC Growth Fund
RWDE 1  1.85%
                      12/31/2009              N/A              10.368 0
RWDE 2  1.95%
                      12/31/2009              N/A              10.366 0
RWDE 3  2.15%
                      12/31/2009              N/A              10.362 0
RWDE 4  2.00%
                      12/31/2009              N/A              10.365 0
RWDE 5  2.15%
                      12/31/2009              N/A              10.362 0
RWDE 7  2.05%
                      12/31/2009              N/A              10.364 0
RWDE 8  2.55%
                      12/31/2009              N/A              10.354 0
RWDT 1  1.65%
                      12/31/2009              N/A              10.372 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2009              N/A              10.366 0
RWDT 5  1.90%
                      12/31/2009              N/A              10.367 0
RWDT 6  2.40%
                      12/31/2009              N/A              10.357 1
RWDT 7  1.85%
                      12/31/2009              N/A              10.368 0
RWDT 8  2.35%
                      12/31/2009              N/A              10.358 0
AZL OCC Opportunity Fund
RWDE 1  1.85%
                      12/31/2002              N/A              7.990 13
                      12/31/2003              7.990              12.709 104
                      12/31/2004              12.709              13.444 55
                      12/31/2005              13.444              13.869 46
                      12/31/2006              13.869              15.205 36
                      12/31/2007              15.205              16.251 23
                      12/31/2008              16.251              8.430 30
                      12/31/2009              8.430              13.085 31
RWDE 2  1.95%
                      12/31/2002              N/A              7.985 5
                      12/31/2003              7.985              12.688 9
                      12/31/2004              12.688              13.408 9
                      12/31/2005              13.408              13.818 18
                      12/31/2006              13.818              15.134 10
                      12/31/2007              15.134              16.159 8
                      12/31/2008              16.159              8.374 7
                      12/31/2009              8.374              12.985 7
RWDE 3  2.15%
                      12/31/2002              N/A              7.974 27
                      12/31/2003              7.974              12.646 420
                      12/31/2004              12.646              13.337 359
                      12/31/2005              13.337              13.717 320
                      12/31/2006              13.717              14.994 279
                      12/31/2007              14.994              15.977 260
                      12/31/2008              15.977              8.263 236
                      12/31/2009              8.263              12.787 250
RWDE 4  2.00%
                      12/31/2003              N/A              12.677 25
                      12/31/2004              12.677              13.391 38
                      12/31/2005              13.391              13.793 45
                      12/31/2006              13.793              15.099 57
                      12/31/2007              15.099              16.114 56
                      12/31/2008              16.114              8.346 54
                      12/31/2009              8.346              12.935 65
RWDE 5  2.15%
                      12/31/2003              N/A              12.646 2
                      12/31/2004              12.646              13.337 7
                      12/31/2005              13.337              13.717 12
                      12/31/2006              13.717              14.994 9
                      12/31/2007              14.994              15.977 10
                      12/31/2008              15.977              8.263 6
                      12/31/2009              8.263              12.787 6

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

33

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 7  2.05%
                      12/31/2003              N/A              12.667 0
                      12/31/2004              12.667              13.373 2
                      12/31/2005              13.373              13.767 0
                      12/31/2006              13.767              15.064 4
                      12/31/2007              15.064              16.068 4
                      12/31/2008              16.068              8.319 0
                      12/31/2009              8.319              12.885 0
RWDE 8  2.55%
                      12/31/2003              N/A              12.561 7
                      12/31/2004              12.561              13.195 8
                      12/31/2005              13.195              13.517 7
                      12/31/2006              13.517              14.716 7
                      12/31/2007              14.716              15.618 4
                      12/31/2008              15.618              8.045 3
                      12/31/2009              8.045              12.400 9
RWDT 1  1.65%
                      12/31/2002              N/A              8.001 26
                      12/31/2003              8.001              12.752 152
                      12/31/2004              12.752              13.516 80
                      12/31/2005              13.516              13.971 74
                      12/31/2006              13.971              15.348 56
                      12/31/2007              15.348              16.437 66
                      12/31/2008              16.437              8.544 32
                      12/31/2009              8.544              13.287 47
RWDT 2  1.95%
                      12/31/2002              N/A              7.985 17
                      12/31/2003              7.985              12.688 117
                      12/31/2004              12.688              13.408 111
                      12/31/2005              13.408              13.818 106
                      12/31/2006              13.818              15.134 85
                      12/31/2007              15.134              16.159 70
                      12/31/2008              16.159              8.374 70
                      12/31/2009              8.374              12.985 91
RWDT 5  1.90%
                      12/31/2003              N/A              12.699 10
                      12/31/2004              12.699              13.426 19
                      12/31/2005              13.426              13.843 24
                      12/31/2006              13.843              15.170 23
                      12/31/2007              15.170              16.205 23
                      12/31/2008              16.205              8.402 18
                      12/31/2009              8.402              13.034 17
RWDT 6  2.40%
                      12/31/2003              N/A              12.593 125
                      12/31/2004              12.593              13.248 513
                      12/31/2005              13.248              13.592 751
                      12/31/2006              13.592              14.820 896
                      12/31/2007              14.820              15.752 926
                      12/31/2008              15.752              8.126 897
                      12/31/2009              8.126              12.544 1058
RWDT 7  1.85%
                      12/31/2003              N/A              12.709 0
                      12/31/2004              12.709              13.444 0
                      12/31/2005              13.444              13.869 0
                      12/31/2006              13.869              15.205 0
                      12/31/2007              15.205              16.251 0
                      12/31/2008              16.251              8.430 0
                      12/31/2009              8.430              13.085 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2003              N/A              12.603 4
                      12/31/2004              12.603              13.266 5
                      12/31/2005              13.266              13.617 3
                      12/31/2006              13.617              14.854 4
                      12/31/2007              14.854              15.797 2
                      12/31/2008              15.797              8.154 2
                      12/31/2009              8.154              12.592 2
AZL S&P 500 Index Fund
RWDE 1  1.85%
                      12/31/2007              N/A              9.852 1
                      12/31/2008              9.852              6.033 100
                      12/31/2009              6.033              7.424 155
RWDE 2  1.95%
                      12/31/2007              N/A              9.846 0
                      12/31/2008              9.846              6.023 21
                      12/31/2009              6.023              7.404 18
RWDE 3  2.15%
                      12/31/2007              N/A              9.832 24
                      12/31/2008              9.832              6.003 796
                      12/31/2009              6.003              7.365 818
RWDE 4  2.00%
                      12/31/2007              N/A              9.842 0
                      12/31/2008              9.842              6.018 62
                      12/31/2009              6.018              7.394 100
RWDE 5  2.15%
                      12/31/2007              N/A              9.832 0
                      12/31/2008              9.832              6.003 35
                      12/31/2009              6.003              7.365 36
RWDE 7  2.05%
                      12/31/2007              N/A              9.839 0
                      12/31/2008              9.839              6.013 0
                      12/31/2009              6.013              7.385 0
RWDE 8  2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 2
                      12/31/2009              5.963              7.286 3
RWDT 1  1.65%
                      12/31/2007              N/A              9.865 5
                      12/31/2008              9.865              6.053 355
                      12/31/2009              6.053              7.464 346
RWDT 2  1.95%
                      12/31/2007              N/A              9.846 11
                      12/31/2008              9.846              6.023 286
                      12/31/2009              6.023              7.404 377
RWDT 5  1.90%
                      12/31/2007              N/A              9.849 0
                      12/31/2008              9.849              6.028 72
                      12/31/2009              6.028              7.414 67
RWDT 6  2.40%
                      12/31/2007              N/A              9.816 54
                      12/31/2008              9.816              5.978 2120
                      12/31/2009              5.978              7.316 3371
RWDT 7  1.85%
                      12/31/2007              N/A              9.852 0
                      12/31/2008              9.852              6.033 1
                      12/31/2009              6.033              7.424 1

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

34

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 10
                      12/31/2009              5.983              7.326 10
AZL Schroder Emerging Markets Equity Fund
RWDE 1  1.85%
                      12/31/2006              N/A              10.440 22
                      12/31/2007              10.440              13.354 26
                      12/31/2008              13.354              6.307 120
                      12/31/2009              6.307              10.636 142
RWDE 2  1.95%
                      12/31/2006              N/A              10.433 10
                      12/31/2007              10.433              13.332 17
                      12/31/2008              13.332              6.290 49
                      12/31/2009              6.290              10.597 88
RWDE 3  2.15%
                      12/31/2006              N/A              10.419 56
                      12/31/2007              10.419              13.287 168
                      12/31/2008              13.287              6.257 372
                      12/31/2009              6.257              10.519 391
RWDE 4  2.00%
                      12/31/2006              N/A              10.429 3
                      12/31/2007              10.429              13.321 10
                      12/31/2008              13.321              6.282 64
                      12/31/2009              6.282              10.577 65
RWDE 5  2.15%
                      12/31/2006              N/A              10.419 0
                      12/31/2007              10.419              13.287 10
                      12/31/2008              13.287              6.257 13
                      12/31/2009              6.257              10.519 26
RWDE 7  2.05%
                      12/31/2006              N/A              10.426 9
                      12/31/2007              10.426              13.310 9
                      12/31/2008              13.310              6.273 2
                      12/31/2009              6.273              10.558 2
RWDE 8  2.55%
                      12/31/2006              N/A              10.391 0
                      12/31/2007              10.391              13.198 2
                      12/31/2008              13.198              6.190 5
                      12/31/2009              6.190              10.365 5
RWDT 1  1.65%
                      12/31/2006              N/A              10.454 39
                      12/31/2007              10.454              13.399 46
                      12/31/2008              13.399              6.341 218
                      12/31/2009              6.341              10.714 305
RWDT 2  1.95%
                      12/31/2006              N/A              10.433 21
                      12/31/2007              10.433              13.332 80
                      12/31/2008              13.332              6.290 153
                      12/31/2009              6.290              10.597 181
RWDT 5  1.90%
                      12/31/2006              N/A              10.436 6
                      12/31/2007              10.436              13.343 25
                      12/31/2008              13.343              6.299 83
                      12/31/2009              6.299              10.616 98

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2006              N/A              10.402 261
                      12/31/2007              10.402              13.232 916
                      12/31/2008              13.232              6.215 2416
                      12/31/2009              6.215              10.423 2607
RWDT 7  1.85%
                      12/31/2006              N/A              10.440 0
                      12/31/2007              10.440              13.354 0
                      12/31/2008              13.354              6.307 0
                      12/31/2009              6.307              10.636 0
RWDT 8  2.35%
                      12/31/2006              N/A              10.405 0
                      12/31/2007              10.405              13.243 2
                      12/31/2008              13.243              6.223 31
                      12/31/2009              6.223              10.442 47
AZL Small Cap Stock Index Fund
RWDE 1  1.85%
                      12/31/2007              N/A              9.301 0
                      12/31/2008              9.301              6.305 37
                      12/31/2009              6.305              7.727 35
RWDE 2  1.95%
                      12/31/2007              N/A              9.295 2
                      12/31/2008              9.295              6.294 53
                      12/31/2009              6.294              7.706 49
RWDE 3  2.15%
                      12/31/2007              N/A              9.282 20
                      12/31/2008              9.282              6.273 592
                      12/31/2009              6.273              7.665 560
RWDE 4  2.00%
                      12/31/2007              N/A              9.292 5
                      12/31/2008              9.292              6.289 26
                      12/31/2009              6.289              7.696 19
RWDE 5  2.15%
                      12/31/2007              N/A              9.282 0
                      12/31/2008              9.282              6.273 18
                      12/31/2009              6.273              7.665 18
RWDE 7  2.05%
                      12/31/2007              N/A              9.289 0
                      12/31/2008              9.289              6.284 0
                      12/31/2009              6.284              7.686 0
RWDE 8  2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 2
                      12/31/2009              6.232              7.584 2
RWDT 1  1.65%
                      12/31/2007              N/A              9.314 2
                      12/31/2008              9.314              6.326 122
                      12/31/2009              6.326              7.768 109
RWDT 2  1.95%
                      12/31/2007              N/A              9.295 0
                      12/31/2008              9.295              6.294 274
                      12/31/2009              6.294              7.706 224
RWDT 5  1.90%
                      12/31/2007              N/A              9.298 0
                      12/31/2008              9.298              6.300 45
                      12/31/2009              6.300              7.717 34

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

35

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2007              N/A              9.267 38
                      12/31/2008              9.267              6.247 1520
                      12/31/2009              6.247              7.614 1423
RWDT 7  1.85%
                      12/31/2007              N/A              9.301 0
                      12/31/2008              9.301              6.305 0
                      12/31/2009              6.305              7.727 0
RWDT 8  2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 1
                      12/31/2009              6.252              7.624 1
AZL Turner Quantitative Small Cap Growth Fund
RWDE 1  1.85%
                      12/31/2005              N/A              11.091 13
                      12/31/2006              11.091              12.120 7
                      12/31/2007              12.120              12.619 14
                      12/31/2008              12.619              7.017 4
                      12/31/2009              7.017              9.052 3
RWDE 2  1.95%
                      12/31/2005              N/A              11.084 5
                      12/31/2006              11.084              12.100 3
                      12/31/2007              12.100              12.585 0
                      12/31/2008              12.585              6.992 0
                      12/31/2009              6.992              9.010 1
RWDE 3  2.15%
                      12/31/2005              N/A              11.069 60
                      12/31/2006              11.069              12.060 63
                      12/31/2007              12.060              12.518 40
                      12/31/2008              12.518              6.940 34
                      12/31/2009              6.940              8.926 28
RWDE 4  2.00%
                      12/31/2005              N/A              11.080 4
                      12/31/2006              11.080              12.090 5
                      12/31/2007              12.090              12.569 6
                      12/31/2008              12.569              6.979 6
                      12/31/2009              6.979              8.989 8
RWDE 5  2.15%
                      12/31/2005              N/A              11.069 0
                      12/31/2006              11.069              12.060 1
                      12/31/2007              12.060              12.518 1
                      12/31/2008              12.518              6.940 1
                      12/31/2009              6.940              8.926 1
RWDE 7  2.05%
                      12/31/2005              N/A              11.077 5
                      12/31/2006              11.077              12.080 2
                      12/31/2007              12.080              12.552 0
                      12/31/2008              12.552              6.966 0
                      12/31/2009              6.966              8.968 0
RWDE 8  2.55%
                      12/31/2005              N/A              11.039 2
                      12/31/2006              11.039              11.979 3
                      12/31/2007              11.979              12.385 2
                      12/31/2008              12.385              6.839 2
                      12/31/2009              6.839              8.760 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 1  1.65%
                      12/31/2005              N/A              11.106 7
                      12/31/2006              11.106              12.161 10
                      12/31/2007              12.161              12.687 14
                      12/31/2008              12.687              7.069 2
                      12/31/2009              7.069              9.137 16
RWDT 2  1.95%
                      12/31/2005              N/A              11.084 6
                      12/31/2006              11.084              12.100 8
                      12/31/2007              12.100              12.585 11
                      12/31/2008              12.585              6.992 2
                      12/31/2009              6.992              9.010 3
RWDT 5  1.90%
                      12/31/2005              N/A              11.088 1
                      12/31/2006              11.088              12.110 2
                      12/31/2007              12.110              12.602 1
                      12/31/2008              12.602              7.005 1
                      12/31/2009              7.005              9.031 4
RWDT 6  2.40%
                      12/31/2005              N/A              11.051 114
                      12/31/2006              11.051              12.009 223
                      12/31/2007              12.009              12.435 261
                      12/31/2008              12.435              6.877 271
                      12/31/2009              6.877              8.822 290
RWDT 7  1.85%
                      12/31/2005              N/A              11.091 0
                      12/31/2006              11.091              12.120 0
                      12/31/2007              12.120              12.619 0
                      12/31/2008              12.619              7.017 0
                      12/31/2009              7.017              9.052 0
RWDT 8  2.35%
                      12/31/2005              N/A              11.054 0
                      12/31/2006              11.054              12.019 0
                      12/31/2007              12.019              12.452 0
                      12/31/2008              12.452              6.890 0
                      12/31/2009              6.890              8.843 0
AZL Van Kampen Equity and Income Fund
RWDE 1  1.85%
                      12/31/2004              N/A              10.777 302
                      12/31/2005              10.777              11.295 284
                      12/31/2006              11.295              12.476 261
                      12/31/2007              12.476              12.622 250
                      12/31/2008              12.622              9.426 211
                      12/31/2009              9.426              11.368 173
RWDE 2  1.95%
                      12/31/2004              N/A              10.770 4
                      12/31/2005              10.770              11.276 8
                      12/31/2006              11.276              12.443 9
                      12/31/2007              12.443              12.575 10
                      12/31/2008              12.575              9.382 10
                      12/31/2009              9.382              11.303 9
RWDE 3  2.15%
                      12/31/2004              N/A              10.756 28
                      12/31/2005              10.756              11.238 85
                      12/31/2006              11.238              12.377 127
                      12/31/2007              12.377              12.483 131
                      12/31/2008              12.483              9.295 101
                      12/31/2009              9.295              11.176 57

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

36

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2004              N/A              10.767 22
                      12/31/2005              10.767              11.266 31
                      12/31/2006              11.266              12.427 28
                      12/31/2007              12.427              12.552 33
                      12/31/2008              12.552              9.360 37
                      12/31/2009              9.360              11.271 33
RWDE 5  2.15%
                      12/31/2004              N/A              10.756 6
                      12/31/2005              10.756              11.238 8
                      12/31/2006              11.238              12.377 9
                      12/31/2007              12.377              12.483 8
                      12/31/2008              12.483              9.295 8
                      12/31/2009              9.295              11.176 7
RWDE 7  2.05%
                      12/31/2004              N/A              10.763 0
                      12/31/2005              10.763              11.257 0
                      12/31/2006              11.257              12.410 0
                      12/31/2007              12.410              12.529 0
                      12/31/2008              12.529              9.338 0
                      12/31/2009              9.338              11.239 0
RWDE 8  2.55%
                      12/31/2004              N/A              10.727 4
                      12/31/2005              10.727              11.163 1
                      12/31/2006              11.163              12.246 1
                      12/31/2007              12.246              12.301 2
                      12/31/2008              12.301              9.123 2
                      12/31/2009              9.123              10.925 2
RWDT 1  1.65%
                      12/31/2004              N/A              10.792 24
                      12/31/2005              10.792              11.332 51
                      12/31/2006              11.332              12.543 58
                      12/31/2007              12.543              12.715 61
                      12/31/2008              12.715              9.515 37
                      12/31/2009              9.515              11.497 32
RWDT 2  1.95%
                      12/31/2004              N/A              10.770 16
                      12/31/2005              10.770              11.276 21
                      12/31/2006              11.276              12.443 55
                      12/31/2007              12.443              12.575 39
                      12/31/2008              12.575              9.382 43
                      12/31/2009              9.382              11.303 42
RWDT 5  1.90%
                      12/31/2004              N/A              10.774 5
                      12/31/2005              10.774              11.285 13
                      12/31/2006              11.285              12.460 14
                      12/31/2007              12.460              12.599 15
                      12/31/2008              12.599              9.404 29
                      12/31/2009              9.404              11.335 19
RWDT 6  2.40%
                      12/31/2004              N/A              10.738 362
                      12/31/2005              10.738              11.191 750
                      12/31/2006              11.191              12.295 856
                      12/31/2007              12.295              12.369 879
                      12/31/2008              12.369              9.187 807
                      12/31/2009              9.187              11.018 703

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2004              N/A              10.777 0
                      12/31/2005              10.777              11.295 0
                      12/31/2006              11.295              12.476 0
                      12/31/2007              12.476              12.622 0
                      12/31/2008              12.622              9.426 0
                      12/31/2009              9.426              11.368 0
RWDT 8  2.35%
                      12/31/2004              N/A              10.741 0
                      12/31/2005              10.741              11.201 0
                      12/31/2006              11.201              12.311 1
                      12/31/2007              12.311              12.392 1
                      12/31/2008              12.392              9.208 1
                      12/31/2009              9.208              11.050 0
AZL Van Kampen Global Real Estate Fund
RWDE 1  1.85%
                      12/31/2006              N/A              12.015 36
                      12/31/2007              12.015              10.770 8
                      12/31/2008              10.770              5.727 6
                      12/31/2009              5.727              7.881 15
RWDE 2  1.95%
                      12/31/2006              N/A              12.007 14
                      12/31/2007              12.007              10.752 5
                      12/31/2008              10.752              5.711 5
                      12/31/2009              5.711              7.852 4
RWDE 3  2.15%
                      12/31/2006              N/A              11.991 31
                      12/31/2007              11.991              10.716 48
                      12/31/2008              10.716              5.681 51
                      12/31/2009              5.681              7.795 48
RWDE 4  2.00%
                      12/31/2006              N/A              12.003 12
                      12/31/2007              12.003              10.743 18
                      12/31/2008              10.743              5.704 18
                      12/31/2009              5.704              7.838 23
RWDE 5  2.15%
                      12/31/2006              N/A              11.991 5
                      12/31/2007              11.991              10.716 2
                      12/31/2008              10.716              5.681 2
                      12/31/2009              5.681              7.795 10
RWDE 7  2.05%
                      12/31/2006              N/A              11.999 0
                      12/31/2007              11.999              10.734 0
                      12/31/2008              10.734              5.696 0
                      12/31/2009              5.696              7.824 0
RWDE 8  2.55%
                      12/31/2006              N/A              11.959 2
                      12/31/2007              11.959              10.645 5
                      12/31/2008              10.645              5.620 2
                      12/31/2009              5.620              7.681 3
RWDT 1  1.65%
                      12/31/2006              N/A              12.032 69
                      12/31/2007              12.032              10.806 61
                      12/31/2008              10.806              5.758 50
                      12/31/2009              5.758              7.940 67

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

37

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2006              N/A              12.007 40
                      12/31/2007              12.007              10.752 36
                      12/31/2008              10.752              5.711 41
                      12/31/2009              5.711              7.852 59
RWDT 5  1.90%
                      12/31/2006              N/A              12.011 9
                      12/31/2007              12.011              10.761 4
                      12/31/2008              10.761              5.719 6
                      12/31/2009              5.719              7.867 10
RWDT 6  2.40%
                      12/31/2006              N/A              11.971 287
                      12/31/2007              11.971              10.671 490
                      12/31/2008              10.671              5.643 422
                      12/31/2009              5.643              7.723 489
RWDT 7  1.85%
                      12/31/2006              N/A              12.015 0
                      12/31/2007              12.015              10.770 0
                      12/31/2008              10.770              5.727 0
                      12/31/2009              5.727              7.881 0
RWDT 8  2.35%
                      12/31/2006              N/A              11.975 0
                      12/31/2007              11.975              10.680 0
                      12/31/2008              10.680              5.651 0
                      12/31/2009              5.651              7.738 0
AZL Van Kampen Growth and Income Fund
RWDE 1  1.85%
                      12/31/2001              N/A              9.638 743
                      12/31/2002              9.638              8.070 827
                      12/31/2003              8.070              10.097 721
                      12/31/2004              10.097              11.281 355
                      12/31/2005              11.281              12.098 330
                      12/31/2006              12.098              13.765 279
                      12/31/2007              13.765              13.868 242
                      12/31/2008              13.868              9.141 206
                      12/31/2009              9.141              11.095 167
RWDE 2  1.95%
                      12/31/2002              N/A              8.056 24
                      12/31/2003              8.056              10.070 68
                      12/31/2004              10.070              11.240 81
                      12/31/2005              11.240              12.042 65
                      12/31/2006              12.042              13.687 64
                      12/31/2007              13.687              13.776 52
                      12/31/2008              13.776              9.071 41
                      12/31/2009              9.071              10.999 42
RWDE 3  2.15%
                      12/31/2002              N/A              8.030 108
                      12/31/2003              8.030              10.017 692
                      12/31/2004              10.017              11.157 759
                      12/31/2005              11.157              11.930 734
                      12/31/2006              11.930              13.533 684
                      12/31/2007              13.533              13.593 603
                      12/31/2008              13.593              8.932 503
                      12/31/2009              8.932              10.810 434

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2003              N/A              10.057 17
                      12/31/2004              10.057              11.219 53
                      12/31/2005              11.219              12.013 59
                      12/31/2006              12.013              13.648 50
                      12/31/2007              13.648              13.730 55
                      12/31/2008              13.730              9.036 53
                      12/31/2009              9.036              10.951 42
RWDE 5  2.15%
                      12/31/2003              N/A              10.017 8
                      12/31/2004              10.017              11.157 15
                      12/31/2005              11.157              11.930 19
                      12/31/2006              11.930              13.533 23
                      12/31/2007              13.533              13.593 23
                      12/31/2008              13.593              8.932 18
                      12/31/2009              8.932              10.810 15
RWDE 7  2.05%
                      12/31/2003              N/A              10.044 2
                      12/31/2004              10.044              11.199 2
                      12/31/2005              11.199              11.985 4
                      12/31/2006              11.985              13.610 4
                      12/31/2007              13.610              13.684 1
                      12/31/2008              13.684              9.001 1
                      12/31/2009              9.001              10.904 1
RWDE 8  2.55%
                      12/31/2003              N/A              9.910 40
                      12/31/2004              9.910              10.995 33
                      12/31/2005              10.995              11.709 28
                      12/31/2006              11.709              13.229 22
                      12/31/2007              13.229              13.235 16
                      12/31/2008              13.235              8.662 15
                      12/31/2009              8.662              10.441 15
RWDT 1  1.65%
                      12/31/2001              N/A              9.651 138
                      12/31/2002              9.651              8.097 287
                      12/31/2003              8.097              10.151 343
                      12/31/2004              10.151              11.364 360
                      12/31/2005              11.364              12.212 356
                      12/31/2006              12.212              13.922 314
                      12/31/2007              13.922              14.055 275
                      12/31/2008              14.055              9.282 293
                      12/31/2009              9.282              11.289 195
RWDT 2  1.95%
                      12/31/2002              N/A              8.056 85
                      12/31/2003              8.056              10.070 365
                      12/31/2004              10.070              11.240 369
                      12/31/2005              11.240              12.042 387
                      12/31/2006              12.042              13.687 307
                      12/31/2007              13.687              13.776 271
                      12/31/2008              13.776              9.071 273
                      12/31/2009              9.071              10.999 224

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

38

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 5  1.90%
                      12/31/2003              N/A              10.084 9
                      12/31/2004              10.084              11.260 34
                      12/31/2005              11.260              12.070 56
                      12/31/2006              12.070              13.726 68
                      12/31/2007              13.726              13.822 70
                      12/31/2008              13.822              9.106 58
                      12/31/2009              9.106              11.047 47
RWDT 6  2.40%
                      12/31/2003              N/A              9.950 200
                      12/31/2004              9.950              11.055 765
                      12/31/2005              11.055              11.791 1185
                      12/31/2006              11.791              13.342 1462
                      12/31/2007              13.342              13.368 1404
                      12/31/2008              13.368              8.763 1295
                      12/31/2009              8.763              10.578 1249
RWDT 7  1.85%
                      12/31/2003              N/A              10.097 1
                      12/31/2004              10.097              11.281 1
                      12/31/2005              11.281              12.098 2
                      12/31/2006              12.098              13.765 2
                      12/31/2007              13.765              13.868 2
                      12/31/2008              13.868              9.141 2
                      12/31/2009              9.141              11.095 2
RWDT 8  2.35%
                      12/31/2003              N/A              9.963 11
                      12/31/2004              9.963              11.076 26
                      12/31/2005              11.076              11.819 34
                      12/31/2006              11.819              13.380 38
                      12/31/2007              13.380              13.413 33
                      12/31/2008              13.413              8.796 26
                      12/31/2009              8.796              10.624 14
AZL Van Kampen International Equity Fund
RWDE 1  1.85%
                      12/31/2003              N/A              12.237 35
                      12/31/2004              12.237              13.479 193
                      12/31/2005              13.479              14.773 183
                      12/31/2006              14.773              17.585 147
                      12/31/2007              17.585              18.956 131
                      12/31/2008              18.956              13.293 108
                      12/31/2009              13.293              16.484 113
RWDE 2  1.95%
                      12/31/2003              N/A              12.229 0
                      12/31/2004              12.229              13.456 0
                      12/31/2005              13.456              14.734 6
                      12/31/2006              14.734              17.521 5
                      12/31/2007              17.521              18.868 7
                      12/31/2008              18.868              13.218 7
                      12/31/2009              13.218              16.374 7
RWDE 3  2.15%
                      12/31/2003              N/A              12.213 91
                      12/31/2004              12.213              13.411 142
                      12/31/2005              13.411              14.655 229
                      12/31/2006              14.655              17.393 240
                      12/31/2007              17.393              18.692 205
                      12/31/2008              18.692              13.068 127
                      12/31/2009              13.068              16.157 148

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2003              N/A              12.225 6
                      12/31/2004              12.225              13.445 21
                      12/31/2005              13.445              14.714 38
                      12/31/2006              14.714              17.489 64
                      12/31/2007              17.489              18.824 60
                      12/31/2008              18.824              13.180 45
                      12/31/2009              13.180              16.320 65
RWDE 5  2.15%
                      12/31/2003              N/A              12.213 0
                      12/31/2004              12.213              13.411 5
                      12/31/2005              13.411              14.655 5
                      12/31/2006              14.655              17.393 11
                      12/31/2007              17.393              18.692 10
                      12/31/2008              18.692              13.068 6
                      12/31/2009              13.068              16.157 13
RWDE 7  2.05%
                      12/31/2003              N/A              12.221 0
                      12/31/2004              12.221              13.434 0
                      12/31/2005              13.434              14.694 4
                      12/31/2006              14.694              17.457 0
                      12/31/2007              17.457              18.780 0
                      12/31/2008              18.780              13.143 0
                      12/31/2009              13.143              16.265 0
RWDE 8  2.55%
                      12/31/2003              N/A              12.180 0
                      12/31/2004              12.180              13.322 12
                      12/31/2005              13.322              14.499 12
                      12/31/2006              14.499              17.140 15
                      12/31/2007              17.140              18.346 14
                      12/31/2008              18.346              12.775 14
                      12/31/2009              12.775              15.731 14
RWDT 1  1.65%
                      12/31/2003              N/A              12.254 21
                      12/31/2004              12.254              13.524 56
                      12/31/2005              13.524              14.852 94
                      12/31/2006              14.852              17.715 89
                      12/31/2007              17.715              19.135 106
                      12/31/2008              19.135              13.445 45
                      12/31/2009              13.445              16.706 44
RWDT 2  1.95%
                      12/31/2003              N/A              12.229 13
                      12/31/2004              12.229              13.456 50
                      12/31/2005              13.456              14.734 72
                      12/31/2006              14.734              17.521 83
                      12/31/2007              17.521              18.868 81
                      12/31/2008              18.868              13.218 80
                      12/31/2009              13.218              16.374 64
RWDT 5  1.90%
                      12/31/2003              N/A              12.233 3
                      12/31/2004              12.233              13.467 12
                      12/31/2005              13.467              14.753 30
                      12/31/2006              14.753              17.553 34
                      12/31/2007              17.553              18.912 31
                      12/31/2008              18.912              13.255 24
                      12/31/2009              13.255              16.429 41

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

39

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2003              N/A              12.192 61
                      12/31/2004              12.192              13.355 461
                      12/31/2005              13.355              14.558 988
                      12/31/2006              14.558              17.234 1325
                      12/31/2007              17.234              18.475 1401
                      12/31/2008              18.475              12.884 1219
                      12/31/2009              12.884              15.890 1933
RWDT 7  1.85%
                      12/31/2003              N/A              12.237 0
                      12/31/2004              12.237              13.479 0
                      12/31/2005              13.479              14.773 1
                      12/31/2006              14.773              17.585 0
                      12/31/2007              17.585              18.956 0
                      12/31/2008              18.956              13.293 0
                      12/31/2009              13.293              16.484 1
RWDT 8  2.35%
                      12/31/2003              N/A              12.196 1
                      12/31/2004              12.196              13.366 1
                      12/31/2005              13.366              14.577 11
                      12/31/2006              14.577              17.266 11
                      12/31/2007              17.266              18.519 10
                      12/31/2008              18.519              12.921 9
                      12/31/2009              12.921              15.943 1
AZL Van Kampen Mid Cap Growth Fund
RWDE 1  1.85%
                      12/31/2001              N/A              9.491 335
                      12/31/2002              9.491              7.058 368
                      12/31/2003              7.058              8.899 317
                      12/31/2004              8.899              10.590 93
                      12/31/2005              10.590              12.220 146
                      12/31/2006              12.220              13.102 132
                      12/31/2007              13.102              15.714 174
                      12/31/2008              15.714              7.941 99
                      12/31/2009              7.941              12.290 99
RWDE 2  1.95%
                      12/31/2002              N/A              7.047 2
                      12/31/2003              7.047              8.875 11
                      12/31/2004              8.875              10.552 15
                      12/31/2005              10.552              12.163 26
                      12/31/2006              12.163              13.028 21
                      12/31/2007              13.028              15.609 26
                      12/31/2008              15.609              7.880 19
                      12/31/2009              7.880              12.184 14
RWDE 3  2.15%
                      12/31/2002              N/A              7.023 42
                      12/31/2003              7.023              8.828 271
                      12/31/2004              8.828              10.474 218
                      12/31/2005              10.474              12.050 316
                      12/31/2006              12.050              12.881 354
                      12/31/2007              12.881              15.402 580
                      12/31/2008              15.402              7.760 506
                      12/31/2009              7.760              11.975 476

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2003              N/A              8.864 15
                      12/31/2004              8.864              10.532 82
                      12/31/2005              10.532              12.135 109
                      12/31/2006              12.135              12.991 82
                      12/31/2007              12.991              15.557 91
                      12/31/2008              15.557              7.850 59
                      12/31/2009              7.850              12.131 71
RWDE 5  2.15%
                      12/31/2003              N/A              8.828 6
                      12/31/2004              8.828              10.474 23
                      12/31/2005              10.474              12.050 26
                      12/31/2006              12.050              12.881 19
                      12/31/2007              12.881              15.402 32
                      12/31/2008              15.402              7.760 26
                      12/31/2009              7.760              11.975 24
RWDE 7  2.05%
                      12/31/2003              N/A              8.852 0
                      12/31/2004              8.852              10.513 0
                      12/31/2005              10.513              12.107 2
                      12/31/2006              12.107              12.954 4
                      12/31/2007              12.954              15.505 5
                      12/31/2008              15.505              7.820 2
                      12/31/2009              7.820              12.079 2
RWDE 8  2.55%
                      12/31/2003              N/A              8.734 22
                      12/31/2004              8.734              10.322 14
                      12/31/2005              10.322              11.827 16
                      12/31/2006              11.827              12.592 10
                      12/31/2007              12.592              14.996 12
                      12/31/2008              14.996              7.525 13
                      12/31/2009              7.525              11.566 9
RWDT 1  1.65%
                      12/31/2001              N/A              9.504 37
                      12/31/2002              9.504              7.082 104
                      12/31/2003              7.082              8.947 158
                      12/31/2004              8.947              10.669 148
                      12/31/2005              10.669              12.335 160
                      12/31/2006              12.335              13.251 179
                      12/31/2007              13.251              15.925 262
                      12/31/2008              15.925              8.064 143
                      12/31/2009              8.064              12.506 164
RWDT 2  1.95%
                      12/31/2002              N/A              7.047 22
                      12/31/2003              7.047              8.875 76
                      12/31/2004              8.875              10.552 97
                      12/31/2005              10.552              12.163 153
                      12/31/2006              12.163              13.028 145
                      12/31/2007              13.028              15.609 223
                      12/31/2008              15.609              7.880 163
                      12/31/2009              7.880              12.184 193

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 5  1.90%
                      12/31/2003              N/A              8.887 9
                      12/31/2004              8.887              10.571 20
                      12/31/2005              10.571              12.192 30
                      12/31/2006              12.192              13.065 35
                      12/31/2007              13.065              15.661 67
                      12/31/2008              15.661              7.910 39
                      12/31/2009              7.910              12.237 47
RWDT 6  2.40%
                      12/31/2003              N/A              8.769 87
                      12/31/2004              8.769              10.379 364
                      12/31/2005              10.379              11.910 958
                      12/31/2006              11.910              12.699 1327
                      12/31/2007              12.699              15.147 2367
                      12/31/2008              15.147              7.613 1971
                      12/31/2009              7.613              11.718 2003
RWDT 7  1.85%
                      12/31/2003              N/A              8.899 0
                      12/31/2004              8.899              10.590 0
                      12/31/2005              10.590              12.220 0
                      12/31/2006              12.220              13.102 0
                      12/31/2007              13.102              15.714 0
                      12/31/2008              15.714              7.941 0
                      12/31/2009              7.941              12.290 0
RWDT 8  2.35%
                      12/31/2003              N/A              8.781 1
                      12/31/2004              8.781              10.398 3
                      12/31/2005              10.398              11.938 4
                      12/31/2006              11.938              12.735 6
                      12/31/2007              12.735              15.198 11
                      12/31/2008              15.198              7.642 10
                      12/31/2009              7.642              11.769 25
BlackRock Global Allocation V.I. Fund
RWDE 1  1.85%
                      12/31/2008              N/A              7.895 11
                      12/31/2009              7.895              9.372 28
RWDE 2  1.95%
                      12/31/2008              N/A              7.890 2
                      12/31/2009              7.890              9.356 7
RWDE 3  2.15%
                      12/31/2008              N/A              7.880 60
                      12/31/2009              7.880              9.325 412
RWDE 4  2.00%
                      12/31/2008              N/A              7.888 12
                      12/31/2009              7.888              9.349 23
RWDE 5  2.15%
                      12/31/2008              N/A              7.880 4
                      12/31/2009              7.880              9.325 14
RWDE 7  2.05%
                      12/31/2008              N/A              7.885 0
                      12/31/2009              7.885              9.341 0
RWDE 8  2.55%
                      12/31/2008              N/A              7.858 8
                      12/31/2009              7.858              9.263 31
RWDT 1  1.65%
                      12/31/2008              N/A              7.906 61
                      12/31/2009              7.906              9.403 291

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2008              N/A              7.890 109
                      12/31/2009              7.890              9.356 188
RWDT 5  1.90%
                      12/31/2008              N/A              7.893 2
                      12/31/2009              7.893              9.364 13
RWDT 6  2.40%
                      12/31/2008              N/A              7.866 480
                      12/31/2009              7.866              9.286 778
RWDT 7  1.85%
                      12/31/2008              N/A              7.895 12
                      12/31/2009              7.895              9.372 10
RWDT 8  2.35%
                      12/31/2008              N/A              7.869 7
                      12/31/2009              7.869              9.294 76
Davis VA Financial Portfolio
RWDE 1  1.85%
                      12/31/2000              N/A              13.265 76
                      12/31/2001              13.265              11.669 134
                      12/31/2002              11.669              9.526 166
                      12/31/2003              9.526              12.359 152
                      12/31/2004              12.359              13.383 134
                      12/31/2005              13.383              14.240 114
                      12/31/2006              14.240              16.566 109
                      12/31/2007              16.566              15.278 86
                      12/31/2008              15.278              8.044 90
                      12/31/2009              8.044              11.148 79
RWDE 2  1.95%
                      12/31/2002              N/A              9.499 5
                      12/31/2003              9.499              12.310 11
                      12/31/2004              12.310              13.317 13
                      12/31/2005              13.317              14.156 8
                      12/31/2006              14.156              16.452 7
                      12/31/2007              16.452              15.157 8
                      12/31/2008              15.157              7.972 8
                      12/31/2009              7.972              11.038 6
RWDE 3  2.15%
                      12/31/2002              N/A              9.443 51
                      12/31/2003              9.443              12.214 319
                      12/31/2004              12.214              13.187 277
                      12/31/2005              13.187              13.989 208
                      12/31/2006              13.989              16.226 182
                      12/31/2007              16.226              14.919 164
                      12/31/2008              14.919              7.831 159
                      12/31/2009              7.831              10.821 181
RWDE 4  2.00%
                      12/31/2003              N/A              12.286 8
                      12/31/2004              12.286              13.285 20
                      12/31/2005              13.285              14.114 21
                      12/31/2006              14.114              16.395 17
                      12/31/2007              16.395              15.097 18
                      12/31/2008              15.097              7.937 14
                      12/31/2009              7.937              10.983 12

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

41

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 5  2.15%
                      12/31/2003              N/A              12.214 1
                      12/31/2004              12.214              13.187 2
                      12/31/2005              13.187              13.989 2
                      12/31/2006              13.989              16.226 1
                      12/31/2007              16.226              14.919 1
                      12/31/2008              14.919              7.831 1
                      12/31/2009              7.831              10.821 1
RWDE 7  2.05%
                      12/31/2003              N/A              12.262 6
                      12/31/2004              12.262              13.252 3
                      12/31/2005              13.252              14.072 1
                      12/31/2006              14.072              16.339 1
                      12/31/2007              16.339              15.038 0
                      12/31/2008              15.038              7.902 0
                      12/31/2009              7.902              10.929 0
RWDE 8  2.55%
                      12/31/2003              N/A              12.024 8
                      12/31/2004              12.024              12.930 9
                      12/31/2005              12.930              13.662 6
                      12/31/2006              13.662              15.783 8
                      12/31/2007              15.783              14.454 6
                      12/31/2008              14.454              7.557 11
                      12/31/2009              7.557              10.400 8
RWDT 1  1.65%
                      12/31/2000              N/A              13.289 90
                      12/31/2001              13.289              11.714 192
                      12/31/2002              11.714              9.582 182
                      12/31/2003              9.582              12.456 181
                      12/31/2004              12.456              13.515 149
                      12/31/2005              13.515              14.409 101
                      12/31/2006              14.409              16.797 104
                      12/31/2007              16.797              15.522 95
                      12/31/2008              15.522              8.189 66
                      12/31/2009              8.189              11.372 59
RWDT 2  1.95%
                      12/31/2002              N/A              9.499 34
                      12/31/2003              9.499              12.310 138
                      12/31/2004              12.310              13.317 124
                      12/31/2005              13.317              14.156 109
                      12/31/2006              14.156              16.452 100
                      12/31/2007              16.452              15.157 73
                      12/31/2008              15.157              7.972 79
                      12/31/2009              7.972              11.038 61
RWDT 5  1.90%
                      12/31/2003              N/A              12.334 1
                      12/31/2004              12.334              13.350 13
                      12/31/2005              13.350              14.198 12
                      12/31/2006              14.198              16.509 13
                      12/31/2007              16.509              15.217 14
                      12/31/2008              15.217              8.008 12
                      12/31/2009              8.008              11.093 9

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2003              N/A              12.095 50
                      12/31/2004              12.095              13.026 223
                      12/31/2005              13.026              13.784 328
                      12/31/2006              13.784              15.948 451
                      12/31/2007              15.948              14.626 395
                      12/31/2008              14.626              7.659 388
                      12/31/2009              7.659              10.556 555
RWDT 7  1.85%
                      12/31/2003              N/A              12.359 1
                      12/31/2004              12.359              13.383 0
                      12/31/2005              13.383              14.240 0
                      12/31/2006              14.240              16.566 0
                      12/31/2007              16.566              15.278 0
                      12/31/2008              15.278              8.044 0
                      12/31/2009              8.044              11.148 0
RWDT 8  2.35%
                      12/31/2003              N/A              12.119 16
                      12/31/2004              12.119              13.058 17
                      12/31/2005              13.058              13.824 16
                      12/31/2006              13.824              16.003 15
                      12/31/2007              16.003              14.684 13
                      12/31/2008              14.684              7.693 12
                      12/31/2009              7.693              10.608 2
Davis VA Value Portfolio
RWDE 1  1.85%
                      12/31/2000              N/A              10.874 68
                      12/31/2001              10.874              9.565 227
                      12/31/2002              9.565              7.863 329
                      12/31/2003              7.863              10.015 314
                      12/31/2004              10.015              11.043 294
                      12/31/2005              11.043              11.865 281
                      12/31/2006              11.865              13.396 249
                      12/31/2007              13.396              13.759 204
                      12/31/2008              13.759              8.060 163
                      12/31/2009              8.060              10.377 128
RWDE 2  1.95%
                      12/31/2002              N/A              7.840 13
                      12/31/2003              7.840              9.976 36
                      12/31/2004              9.976              10.989 39
                      12/31/2005              10.989              11.795 37
                      12/31/2006              11.795              13.304 30
                      12/31/2007              13.304              13.650 32
                      12/31/2008              13.650              7.988 28
                      12/31/2009              7.988              10.275 29
RWDE 3  2.15%
                      12/31/2002              N/A              7.794 193
                      12/31/2003              7.794              9.898 809
                      12/31/2004              9.898              10.882 811
                      12/31/2005              10.882              11.657 732
                      12/31/2006              11.657              13.121 662
                      12/31/2007              13.121              13.436 582
                      12/31/2008              13.436              7.847 501
                      12/31/2009              7.847              10.073 417

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

42

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2003              N/A              9.957 12
                      12/31/2004              9.957              10.962 26
                      12/31/2005              10.962              11.761 20
                      12/31/2006              11.761              13.258 16
                      12/31/2007              13.258              13.596 16
                      12/31/2008              13.596              7.953 14
                      12/31/2009              7.953              10.224 11
RWDE 5  2.15%
                      12/31/2003              N/A              9.898 2
                      12/31/2004              9.898              10.882 2
                      12/31/2005              10.882              11.657 2
                      12/31/2006              11.657              13.121 2
                      12/31/2007              13.121              13.436 2
                      12/31/2008              13.436              7.847 1
                      12/31/2009              7.847              10.073 1
RWDE 7  2.05%
                      12/31/2003              N/A              9.937 12
                      12/31/2004              9.937              10.935 4
                      12/31/2005              10.935              11.726 4
                      12/31/2006              11.726              13.212 4
                      12/31/2007              13.212              13.543 4
                      12/31/2008              13.543              7.917 2
                      12/31/2009              7.917              10.173 1
RWDE 8  2.55%
                      12/31/2003              N/A              9.744 11
                      12/31/2004              9.744              10.670 8
                      12/31/2005              10.670              11.384 4
                      12/31/2006              11.384              12.763 2
                      12/31/2007              12.763              13.017 1
                      12/31/2008              13.017              7.572 1
                      12/31/2009              7.572              9.681 1
RWDT 1  1.65%
                      12/31/2000              N/A              10.894 130
                      12/31/2001              10.894              9.601 441
                      12/31/2002              9.601              7.909 846
                      12/31/2003              7.909              10.094 776
                      12/31/2004              10.094              11.153 741
                      12/31/2005              11.153              12.007 648
                      12/31/2006              12.007              13.582 584
                      12/31/2007              13.582              13.979 517
                      12/31/2008              13.979              8.205 435
                      12/31/2009              8.205              10.585 388
RWDT 2  1.95%
                      12/31/2002              N/A              7.840 81
                      12/31/2003              7.840              9.976 286
                      12/31/2004              9.976              10.989 270
                      12/31/2005              10.989              11.795 248
                      12/31/2006              11.795              13.304 211
                      12/31/2007              13.304              13.650 179
                      12/31/2008              13.650              7.988 159
                      12/31/2009              7.988              10.275 144

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 5  1.90%
                      12/31/2003              N/A              9.996 24
                      12/31/2004              9.996              11.016 35
                      12/31/2005              11.016              11.830 34
                      12/31/2006              11.830              13.350 34
                      12/31/2007              13.350              13.704 32
                      12/31/2008              13.704              8.024 29
                      12/31/2009              8.024              10.326 23
RWDT 6  2.40%
                      12/31/2003              N/A              9.802 284
                      12/31/2004              9.802              10.749 647
                      12/31/2005              10.749              11.485 622
                      12/31/2006              11.485              12.896 535
                      12/31/2007              12.896              13.172 459
                      12/31/2008              13.172              7.674 381
                      12/31/2009              7.674              9.826 342
RWDT 7  1.85%
                      12/31/2003              N/A              10.015 8
                      12/31/2004              10.015              11.043 8
                      12/31/2005              11.043              11.865 8
                      12/31/2006              11.865              13.396 8
                      12/31/2007              13.396              13.759 8
                      12/31/2008              13.759              8.060 8
                      12/31/2009              8.060              10.377 7
RWDT 8  2.35%
                      12/31/2003              N/A              9.821 12
                      12/31/2004              9.821              10.775 16
                      12/31/2005              10.775              11.519 12
                      12/31/2006              11.519              12.941 12
                      12/31/2007              12.941              13.225 9
                      12/31/2008              13.225              7.708 8
                      12/31/2009              7.708              9.875 8
Franklin Global Real Estate Securities Fund
RWDE 1  1.85%
                      12/31/2001              N/A              27.807 5
                      12/31/2002              27.807              27.863 46
                      12/31/2003              27.863              37.130 97
                      12/31/2004              37.130              48.038 104
                      12/31/2005              48.038              53.515 96
                      12/31/2006              53.515              63.351 60
                      12/31/2007              63.351              49.210 35
                      12/31/2008              49.210              27.828 20
                      12/31/2009              27.828              32.531 16
RWDE 2  1.95%
                      12/31/2002              N/A              27.482 5
                      12/31/2003              27.482              36.585 17
                      12/31/2004              36.585              47.286 19
                      12/31/2005              47.286              52.624 20
                      12/31/2006              52.624              62.235 11
                      12/31/2007              62.235              48.295 8
                      12/31/2008              48.295              27.283 8
                      12/31/2009              27.283              31.862 7

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

43

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2002              N/A              26.735 39
                      12/31/2003              26.735              35.520 179
                      12/31/2004              35.520              45.817 210
                      12/31/2005              45.817              50.888 186
                      12/31/2006              50.888              60.061 166
                      12/31/2007              60.061              46.514 115
                      12/31/2008              46.514              26.225 79
                      12/31/2009              26.225              30.565 72
RWDE 4  2.00%
                      12/31/2003              N/A              36.316 10
                      12/31/2004              36.316              46.914 31
                      12/31/2005              46.914              52.185 32
                      12/31/2006              52.185              61.684 27
                      12/31/2007              61.684              47.843 21
                      12/31/2008              47.843              27.015 17
                      12/31/2009              27.015              31.533 17
RWDE 5  2.15%
                      12/31/2003              N/A              35.520 2
                      12/31/2004              35.520              45.817 7
                      12/31/2005              45.817              50.888 7
                      12/31/2006              50.888              60.061 6
                      12/31/2007              60.061              46.514 5
                      12/31/2008              46.514              26.225 4
                      12/31/2009              26.225              30.565 3
RWDE 7  2.05%
                      12/31/2003              N/A              36.049 1
                      12/31/2004              36.049              46.546 3
                      12/31/2005              46.546              51.749 3
                      12/31/2006              51.749              61.138 1
                      12/31/2007              61.138              47.396 1
                      12/31/2008              47.396              26.749 1
                      12/31/2009              26.749              31.207 1
RWDE 8  2.55%
                      12/31/2003              N/A              33.481 3
                      12/31/2004              33.481              43.014 6
                      12/31/2005              43.014              47.585 6
                      12/31/2006              47.585              55.939 4
                      12/31/2007              55.939              43.148 2
                      12/31/2008              43.148              24.230 1
                      12/31/2009              24.230              28.127 1
RWDT 1  1.65%
                      12/31/2001              N/A              28.527 7
                      12/31/2002              28.527              28.641 54
                      12/31/2003              28.641              38.244 133
                      12/31/2004              38.244              49.578 145
                      12/31/2005              49.578              55.341 120
                      12/31/2006              55.341              65.643 96
                      12/31/2007              65.643              51.094 61
                      12/31/2008              51.094              28.951 41
                      12/31/2009              28.951              33.912 37

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2002              N/A              27.482 16
                      12/31/2003              27.482              36.585 87
                      12/31/2004              36.585              47.286 121
                      12/31/2005              47.286              52.624 111
                      12/31/2006              52.624              62.235 98
                      12/31/2007              62.235              48.295 80
                      12/31/2008              48.295              27.283 69
                      12/31/2009              27.283              31.862 67
RWDT 5  1.90%
                      12/31/2003              N/A              36.856 4
                      12/31/2004              36.856              47.661 18
                      12/31/2005              47.661              53.068 29
                      12/31/2006              53.068              62.790 28
                      12/31/2007              62.790              48.750 20
                      12/31/2008              48.750              27.554 18
                      12/31/2009              27.554              32.195 14
RWDT 6  2.40%
                      12/31/2003              N/A              34.232 66
                      12/31/2004              34.232              44.045 304
                      12/31/2005              44.045              48.798 508
                      12/31/2006              48.798              57.451 496
                      12/31/2007              57.451              44.381 421
                      12/31/2008              44.381              24.959 354
                      12/31/2009              24.959              29.018 332
RWDT 7  1.85%
                      12/31/2003              N/A              37.130 1
                      12/31/2004              37.130              48.038 1
                      12/31/2005              48.038              53.515 1
                      12/31/2006              53.515              63.351 0
                      12/31/2007              63.351              49.210 0
                      12/31/2008              49.210              27.828 0
                      12/31/2009              27.828              32.531 0
RWDT 8  2.35%
                      12/31/2003              N/A              34.485 3
                      12/31/2004              34.485              44.394 4
                      12/31/2005              44.394              49.209 7
                      12/31/2006              49.209              57.963 3
                      12/31/2007              57.963              44.800 1
                      12/31/2008              44.800              25.207 0
                      12/31/2009              25.207              29.321 0
Franklin Growth and Income Securities Fund
RWDE 1  1.85%
                      12/31/2000              N/A              30.769 10
                      12/31/2001              30.769              29.515 62
                      12/31/2002              29.515              24.420 92
                      12/31/2003              24.420              30.132 86
                      12/31/2004              30.132              32.718 72
                      12/31/2005              32.718              33.249 71
                      12/31/2006              33.249              38.110 59
                      12/31/2007              38.110              36.021 49
                      12/31/2008              36.021              22.932 35
                      12/31/2009              22.932              28.490 32

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

44

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 2  1.95%
                      12/31/2002              N/A              22.491 2
                      12/31/2003              22.491              27.724 9
                      12/31/2004              27.724              30.073 15
                      12/31/2005              30.073              30.530 14
                      12/31/2006              30.530              34.959 10
                      12/31/2007              34.959              33.009 10
                      12/31/2008              33.009              20.994 9
                      12/31/2009              20.994              26.056 9
RWDE 3  2.15%
                      12/31/2002              N/A              21.880 30
                      12/31/2003              21.880              26.917 148
                      12/31/2004              26.917              29.138 144
                      12/31/2005              29.138              29.522 141
                      12/31/2006              29.522              33.738 133
                      12/31/2007              33.738              31.792 114
                      12/31/2008              31.792              20.179 90
                      12/31/2009              20.179              24.995 81
RWDE 4  2.00%
                      12/31/2003              N/A              27.520 5
                      12/31/2004              27.520              29.836 24
                      12/31/2005              29.836              30.275 31
                      12/31/2006              30.275              34.649 31
                      12/31/2007              34.649              32.701 36
                      12/31/2008              32.701              20.787 28
                      12/31/2009              20.787              25.786 18
RWDE 5  2.15%
                      12/31/2003              N/A              26.917 2
                      12/31/2004              26.917              29.138 6
                      12/31/2005              29.138              29.522 8
                      12/31/2006              29.522              33.738 8
                      12/31/2007              33.738              31.792 7
                      12/31/2008              31.792              20.179 5
                      12/31/2009              20.179              24.995 5
RWDE 7  2.05%
                      12/31/2003              N/A              27.317 1
                      12/31/2004              27.317              29.602 1
                      12/31/2005              29.602              30.022 1
                      12/31/2006              30.022              34.343 1
                      12/31/2007              34.343              32.395 1
                      12/31/2008              32.395              20.583 1
                      12/31/2009              20.583              25.520 0
RWDE 8  2.55%
                      12/31/2003              N/A              25.372 2
                      12/31/2004              25.372              27.356 2
                      12/31/2005              27.356              27.606 2
                      12/31/2006              27.606              31.422 2
                      12/31/2007              31.422              29.491 2
                      12/31/2008              29.491              18.644 2
                      12/31/2009              18.644              23.001 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 1  1.65%
                      12/31/2000              N/A              30.892 15
                      12/31/2001              30.892              29.692 76
                      12/31/2002              29.692              24.616 116
                      12/31/2003              24.616              30.434 138
                      12/31/2004              30.434              33.112 134
                      12/31/2005              33.112              33.716 119
                      12/31/2006              33.716              38.723 108
                      12/31/2007              38.723              36.674 93
                      12/31/2008              36.674              23.395 63
                      12/31/2009              23.395              29.123 55
RWDT 2  1.95%
                      12/31/2002              N/A              22.491 14
                      12/31/2003              22.491              27.724 69
                      12/31/2004              27.724              30.073 68
                      12/31/2005              30.073              30.530 54
                      12/31/2006              30.530              34.959 49
                      12/31/2007              34.959              33.009 44
                      12/31/2008              33.009              20.994 34
                      12/31/2009              20.994              26.056 33
RWDT 5  1.90%
                      12/31/2003              N/A              28.029 4
                      12/31/2004              28.029              30.419 28
                      12/31/2005              30.419              30.896 39
                      12/31/2006              30.896              35.396 36
                      12/31/2007              35.396              33.439 35
                      12/31/2008              33.439              21.278 29
                      12/31/2009              21.278              26.421 26
RWDT 6  2.40%
                      12/31/2003              N/A              25.940 62
                      12/31/2004              25.940              28.011 334
                      12/31/2005              28.011              28.310 465
                      12/31/2006              28.310              32.271 512
                      12/31/2007              32.271              30.334 485
                      12/31/2008              30.334              19.206 424
                      12/31/2009              19.206              23.729 372
RWDT 7  1.85%
                      12/31/2003              N/A              28.137 1
                      12/31/2004              28.137              30.551 1
                      12/31/2005              30.551              31.046 1
                      12/31/2006              31.046              35.586 1
                      12/31/2007              35.586              33.635 1
                      12/31/2008              33.635              21.413 2
                      12/31/2009              21.413              26.603 1
RWDT 8  2.35%
                      12/31/2003              N/A              26.133 16
                      12/31/2004              26.133              28.233 15
                      12/31/2005              28.233              28.548 12
                      12/31/2006              28.548              32.559 8
                      12/31/2007              32.559              30.620 8
                      12/31/2008              30.620              19.397 7
                      12/31/2009              19.397              23.977 5

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

45

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin High Income Securities Fund
RWDE 1  1.85%
                      12/31/2001              N/A              17.308 0
                      12/31/2002              17.308              15.299 32
                      12/31/2003              15.299              19.701 112
                      12/31/2004              19.701              21.249 50
                      12/31/2005              21.249              21.552 44
                      12/31/2006              21.552              23.139 40
                      12/31/2007              23.139              23.329 25
                      12/31/2008              23.329              17.547 22
                      12/31/2009              17.547              24.580 52
RWDE 2  1.95%
                      12/31/2002              N/A              15.090 3
                      12/31/2003              15.090              19.412 25
                      12/31/2004              19.412              20.916 18
                      12/31/2005              20.916              21.193 17
                      12/31/2006              21.193              22.731 15
                      12/31/2007              22.731              22.895 11
                      12/31/2008              22.895              17.203 9
                      12/31/2009              17.203              24.074 20
RWDE 3  2.15%
                      12/31/2002              N/A              14.680 18
                      12/31/2003              14.680              18.847 203
                      12/31/2004              18.847              20.266 183
                      12/31/2005              20.266              20.494 168
                      12/31/2006              20.494              21.937 186
                      12/31/2007              21.937              22.051 94
                      12/31/2008              22.051              16.536 69
                      12/31/2009              16.536              23.094 76
RWDE 4  2.00%
                      12/31/2003              N/A              19.270 11
                      12/31/2004              19.270              20.752 35
                      12/31/2005              20.752              21.016 30
                      12/31/2006              21.016              22.530 32
                      12/31/2007              22.530              22.681 31
                      12/31/2008              22.681              17.034 14
                      12/31/2009              17.034              23.825 29
RWDE 5  2.15%
                      12/31/2003              N/A              18.847 1
                      12/31/2004              18.847              20.266 5
                      12/31/2005              20.266              20.494 8
                      12/31/2006              20.494              21.937 5
                      12/31/2007              21.937              22.051 6
                      12/31/2008              22.051              16.536 5
                      12/31/2009              16.536              23.094 6
RWDE 7  2.05%
                      12/31/2003              N/A              19.128 0
                      12/31/2004              19.128              20.589 1
                      12/31/2005              20.589              20.841 1
                      12/31/2006              20.841              22.331 1
                      12/31/2007              22.331              22.469 1
                      12/31/2008              22.469              16.866 1
                      12/31/2009              16.866              23.579 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 8  2.55%
                      12/31/2003              N/A              17.765 1
                      12/31/2004              17.765              19.027 1
                      12/31/2005              19.027              19.164 1
                      12/31/2006              19.164              20.432 4
                      12/31/2007              20.432              20.455 4
                      12/31/2008              20.455              15.278 3
                      12/31/2009              15.278              21.252 0
RWDT 1  1.65%
                      12/31/2001              N/A              17.756 0
                      12/31/2002              17.756              15.726 41
                      12/31/2003              15.726              20.292 182
                      12/31/2004              20.292              21.930 75
                      12/31/2005              21.930              22.287 71
                      12/31/2006              22.287              23.976 67
                      12/31/2007              23.976              24.222 43
                      12/31/2008              24.222              18.255 35
                      12/31/2009              18.255              25.623 64
RWDT 2  1.95%
                      12/31/2002              N/A              15.090 9
                      12/31/2003              15.090              19.412 65
                      12/31/2004              19.412              20.916 48
                      12/31/2005              20.916              21.193 32
                      12/31/2006              21.193              22.731 31
                      12/31/2007              22.731              22.895 31
                      12/31/2008              22.895              17.203 27
                      12/31/2009              17.203              24.074 26
RWDT 5  1.90%
                      12/31/2003              N/A              19.556 9
                      12/31/2004              19.556              21.082 28
                      12/31/2005              21.082              21.372 35
                      12/31/2006              21.372              22.934 32
                      12/31/2007              22.934              23.111 29
                      12/31/2008              23.111              17.374 25
                      12/31/2009              17.374              24.325 23
RWDT 6  2.40%
                      12/31/2003              N/A              18.164 125
                      12/31/2004              18.164              19.482 457
                      12/31/2005              19.482              19.652 366
                      12/31/2006              19.652              20.984 459
                      12/31/2007              20.984              21.040 450
                      12/31/2008              21.040              15.738 415
                      12/31/2009              15.738              21.925 550
RWDT 7  1.85%
                      12/31/2003              N/A              19.701 1
                      12/31/2004              19.701              21.249 0
                      12/31/2005              21.249              21.552 0
                      12/31/2006              21.552              23.139 0
                      12/31/2007              23.139              23.329 0
                      12/31/2008              23.329              17.547 0
                      12/31/2009              17.547              24.580 0

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

46

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2003              N/A              18.298 2
                      12/31/2004              18.298              19.637 1
                      12/31/2005              19.637              19.818 1
                      12/31/2006              19.818              21.171 1
                      12/31/2007              21.171              21.238 3
                      12/31/2008              21.238              15.894 3
                      12/31/2009              15.894              22.154 3
Franklin Income Securities Fund
RWDE 1  1.85%
                      12/31/2001              N/A              26.801 0
                      12/31/2002              26.801              26.149 46
                      12/31/2003              26.149              33.812 63
                      12/31/2004              33.812              37.789 79
                      12/31/2005              37.789              37.693 85
                      12/31/2006              37.693              43.754 110
                      12/31/2007              43.754              44.561 105
                      12/31/2008              44.561              30.770 89
                      12/31/2009              30.770              40.957 81
RWDE 2  1.95%
                      12/31/2002              N/A              25.792 4
                      12/31/2003              25.792              33.316 23
                      12/31/2004              33.316              37.197 34
                      12/31/2005              37.197              37.066 30
                      12/31/2006              37.066              42.983 25
                      12/31/2007              42.983              43.732 23
                      12/31/2008              43.732              30.167 15
                      12/31/2009              30.167              40.115 14
RWDE 3  2.15%
                      12/31/2002              N/A              25.091 22
                      12/31/2003              25.091              32.346 126
                      12/31/2004              32.346              36.042 148
                      12/31/2005              36.042              35.843 145
                      12/31/2006              35.843              41.482 177
                      12/31/2007              41.482              42.120 165
                      12/31/2008              42.120              28.997 123
                      12/31/2009              28.997              38.482 121
RWDE 4  2.00%
                      12/31/2003              N/A              33.071 6
                      12/31/2004              33.071              36.905 32
                      12/31/2005              36.905              36.757 43
                      12/31/2006              36.757              42.603 68
                      12/31/2007              42.603              43.323 83
                      12/31/2008              43.323              29.870 51
                      12/31/2009              29.870              39.700 48
RWDE 5  2.15%
                      12/31/2003              N/A              32.346 0
                      12/31/2004              32.346              36.042 3
                      12/31/2005              36.042              35.843 4
                      12/31/2006              35.843              41.482 7
                      12/31/2007              41.482              42.120 5
                      12/31/2008              42.120              28.997 5
                      12/31/2009              28.997              38.482 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 7  2.05%
                      12/31/2003              N/A              32.827 0
                      12/31/2004              32.827              36.615 1
                      12/31/2005              36.615              36.450 1
                      12/31/2006              36.450              42.226 1
                      12/31/2007              42.226              42.918 1
                      12/31/2008              42.918              29.576 0
                      12/31/2009              29.576              39.290 1
RWDE 8  2.55%
                      12/31/2003              N/A              30.489 6
                      12/31/2004              30.489              33.837 7
                      12/31/2005              33.837              33.517 8
                      12/31/2006              33.517              38.635 9
                      12/31/2007              38.635              39.071 10
                      12/31/2008              39.071              26.791 8
                      12/31/2009              26.791              35.412 6
RWDT 1  1.65%
                      12/31/2001              N/A              27.495 6
                      12/31/2002              27.495              26.880 73
                      12/31/2003              26.880              34.826 87
                      12/31/2004              34.826              39.001 115
                      12/31/2005              39.001              38.980 131
                      12/31/2006              38.980              45.337 153
                      12/31/2007              45.337              46.266 162
                      12/31/2008              46.266              32.012 97
                      12/31/2009              32.012              42.696 108
RWDT 2  1.95%
                      12/31/2002              N/A              25.792 19
                      12/31/2003              25.792              33.316 94
                      12/31/2004              33.316              37.197 69
                      12/31/2005              37.197              37.066 71
                      12/31/2006              37.066              42.983 87
                      12/31/2007              42.983              43.732 93
                      12/31/2008              43.732              30.167 70
                      12/31/2009              30.167              40.115 74
RWDT 5  1.90%
                      12/31/2003              N/A              33.563 0
                      12/31/2004              33.563              37.492 13
                      12/31/2005              37.492              37.378 30
                      12/31/2006              37.378              43.367 47
                      12/31/2007              43.367              44.144 44
                      12/31/2008              44.144              30.467 35
                      12/31/2009              30.467              40.534 35
RWDT 6  2.40%
                      12/31/2003              N/A              31.173 9
                      12/31/2004              31.173              34.648 239
                      12/31/2005              34.648              34.371 537
                      12/31/2006              34.371              39.679 816
                      12/31/2007              39.679              40.188 947
                      12/31/2008              40.188              27.597 877
                      12/31/2009              27.597              36.533 838

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

47

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2003              N/A              33.812 0
                      12/31/2004              33.812              37.789 1
                      12/31/2005              37.789              37.693 1
                      12/31/2006              37.693              43.754 1
                      12/31/2007              43.754              44.561 1
                      12/31/2008              44.561              30.770 1
                      12/31/2009              30.770              40.957 1
RWDT 8  2.35%
                      12/31/2003              N/A              31.404 3
                      12/31/2004              31.404              34.922 3
                      12/31/2005              34.922              34.660 3
                      12/31/2006              34.660              40.033 3
                      12/31/2007              40.033              40.567 2
                      12/31/2008              40.567              27.872 2
                      12/31/2009              27.872              36.915 2
Franklin Large Cap Growth Securities Fund
RWDE 1  1.85%
                      12/31/2001              N/A              17.841 4
                      12/31/2002              17.841              13.453 38
                      12/31/2003              13.453              16.765 39
                      12/31/2004              16.765              17.763 39
                      12/31/2005              17.763              17.622 44
                      12/31/2006              17.622              19.185 36
                      12/31/2007              19.185              20.005 28
                      12/31/2008              20.005              12.857 25
                      12/31/2009              12.857              16.374 19
RWDE 2  1.95%
                      12/31/2002              N/A              13.364 3
                      12/31/2003              13.364              16.637 21
                      12/31/2004              16.637              17.609 23
                      12/31/2005              17.609              17.453 22
                      12/31/2006              17.453              18.982 19
                      12/31/2007              18.982              19.773 20
                      12/31/2008              19.773              12.695 18
                      12/31/2009              12.695              16.152 15
RWDE 3  2.15%
                      12/31/2002              N/A              13.187 74
                      12/31/2003              13.187              16.384 239
                      12/31/2004              16.384              17.306 227
                      12/31/2005              17.306              17.118 226
                      12/31/2006              17.118              18.581 205
                      12/31/2007              18.581              19.317 171
                      12/31/2008              19.317              12.377 151
                      12/31/2009              12.377              15.716 126
RWDE 4  2.00%
                      12/31/2003              N/A              16.573 10
                      12/31/2004              16.573              17.533 29
                      12/31/2005              17.533              17.369 37
                      12/31/2006              17.369              18.881 35
                      12/31/2007              18.881              19.658 38
                      12/31/2008              19.658              12.615 27
                      12/31/2009              12.615              16.041 25

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 5  2.15%
                      12/31/2003              N/A              16.384 0
                      12/31/2004              16.384              17.306 3
                      12/31/2005              17.306              17.118 9
                      12/31/2006              17.118              18.581 11
                      12/31/2007              18.581              19.317 11
                      12/31/2008              19.317              12.377 10
                      12/31/2009              12.377              15.716 10
RWDE 7  2.05%
                      12/31/2003              N/A              16.510 0
                      12/31/2004              16.510              17.457 1
                      12/31/2005              17.457              17.285 0
                      12/31/2006              17.285              18.780 0
                      12/31/2007              18.780              19.543 0
                      12/31/2008              19.543              12.535 0
                      12/31/2009              12.535              15.932 0
RWDE 8  2.55%
                      12/31/2003              N/A              15.889 1
                      12/31/2004              15.889              16.716 1
                      12/31/2005              16.716              16.469 1
                      12/31/2006              16.469              17.805 2
                      12/31/2007              17.805              18.435 2
                      12/31/2008              18.435              11.765 2
                      12/31/2009              11.765              14.879 2
RWDT 1  1.65%
                      12/31/2001              N/A              18.045 6
                      12/31/2002              18.045              13.634 63
                      12/31/2003              13.634              17.024 85
                      12/31/2004              17.024              18.073 109
                      12/31/2005              18.073              17.967 111
                      12/31/2006              17.967              19.599 93
                      12/31/2007              19.599              20.478 87
                      12/31/2008              20.478              13.187 71
                      12/31/2009              13.187              16.828 61
RWDT 2  1.95%
                      12/31/2002              N/A              13.364 41
                      12/31/2003              13.364              16.637 141
                      12/31/2004              16.637              17.609 144
                      12/31/2005              17.609              17.453 124
                      12/31/2006              17.453              18.982 102
                      12/31/2007              18.982              19.773 87
                      12/31/2008              19.773              12.695 64
                      12/31/2009              12.695              16.152 58
RWDT 5  1.90%
                      12/31/2003              N/A              16.701 3
                      12/31/2004              16.701              17.686 28
                      12/31/2005              17.686              17.537 34
                      12/31/2006              17.537              19.083 36
                      12/31/2007              19.083              19.889 32
                      12/31/2008              19.889              12.776 31
                      12/31/2009              12.776              16.262 27

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

48

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2003              N/A              16.072 121
                      12/31/2004              16.072              16.935 601
                      12/31/2005              16.935              16.709 897
                      12/31/2006              16.709              18.092 916
                      12/31/2007              18.092              18.761 862
                      12/31/2008              18.761              11.991 790
                      12/31/2009              11.991              15.187 717
RWDT 7  1.85%
                      12/31/2003              N/A              16.765 0
                      12/31/2004              16.765              17.763 0
                      12/31/2005              17.763              17.622 1
                      12/31/2006              17.622              19.185 2
                      12/31/2007              19.185              20.005 3
                      12/31/2008              20.005              12.857 3
                      12/31/2009              12.857              16.374 2
RWDT 8  2.35%
                      12/31/2003              N/A              16.134 3
                      12/31/2004              16.134              17.009 5
                      12/31/2005              17.009              16.790 8
                      12/31/2006              16.790              18.189 6
                      12/31/2007              18.189              18.871 7
                      12/31/2008              18.871              12.067 5
                      12/31/2009              12.067              15.292 5
Franklin Rising Dividends Securities Fund
RWDE 1  1.85%
                      12/31/2000              N/A              22.545 5
                      12/31/2001              22.545              25.131 90
                      12/31/2002              25.131              24.280 159
                      12/31/2003              24.280              29.695 174
                      12/31/2004              29.695              32.355 164
                      12/31/2005              32.355              32.852 177
                      12/31/2006              32.852              37.774 130
                      12/31/2007              37.774              36.081 109
                      12/31/2008              36.081              25.820 51
                      12/31/2009              25.820              29.743 43
RWDE 2  1.95%
                      12/31/2002              N/A              22.988 11
                      12/31/2003              22.988              28.087 27
                      12/31/2004              28.087              30.572 29
                      12/31/2005              30.572              31.011 27
                      12/31/2006              31.011              35.621 25
                      12/31/2007              35.621              33.990 19
                      12/31/2008              33.990              24.300 15
                      12/31/2009              24.300              27.964 14
RWDE 3  2.15%
                      12/31/2002              N/A              22.490 100
                      12/31/2003              22.490              27.424 444
                      12/31/2004              27.424              29.791 450
                      12/31/2005              29.791              30.158 422
                      12/31/2006              30.158              34.572 377
                      12/31/2007              34.572              32.923 323
                      12/31/2008              32.923              23.490 263
                      12/31/2009              23.490              26.978 219

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2003              N/A              27.453 14
                      12/31/2004              27.453              29.867 57
                      12/31/2005              29.867              30.280 70
                      12/31/2006              30.280              34.765 71
                      12/31/2007              34.765              33.157 56
                      12/31/2008              33.157              23.692 53
                      12/31/2009              23.692              27.251 39
RWDE 5  2.15%
                      12/31/2003              N/A              27.424 2
                      12/31/2004              27.424              29.791 12
                      12/31/2005              29.791              30.158 15
                      12/31/2006              30.158              34.572 16
                      12/31/2007              34.572              32.923 15
                      12/31/2008              32.923              23.490 14
                      12/31/2009              23.490              26.978 11
RWDE 7  2.05%
                      12/31/2003              N/A              27.753 3
                      12/31/2004              27.753              30.179 5
                      12/31/2005              30.179              30.581 3
                      12/31/2006              30.581              35.093 3
                      12/31/2007              35.093              33.453 3
                      12/31/2008              33.453              23.891 2
                      12/31/2009              23.891              27.466 2
RWDE 8  2.55%
                      12/31/2003              N/A              26.144 6
                      12/31/2004              26.144              28.287 8
                      12/31/2005              28.287              28.522 7
                      12/31/2006              28.522              32.566 7
                      12/31/2007              32.566              30.889 5
                      12/31/2008              30.889              21.950 5
                      12/31/2009              21.950              25.108 5
RWDT 1  1.65%
                      12/31/2000              N/A              22.634 9
                      12/31/2001              22.634              25.282 135
                      12/31/2002              25.282              24.475 220
                      12/31/2003              24.475              29.993 234
                      12/31/2004              29.993              32.745 235
                      12/31/2005              32.745              33.314 210
                      12/31/2006              33.314              38.382 198
                      12/31/2007              38.382              36.736 150
                      12/31/2008              36.736              26.341 115
                      12/31/2009              26.341              30.404 104
RWDT 2  1.95%
                      12/31/2002              N/A              22.988 43
                      12/31/2003              22.988              28.087 162
                      12/31/2004              28.087              30.572 175
                      12/31/2005              30.572              31.011 167
                      12/31/2006              31.011              35.621 134
                      12/31/2007              35.621              33.990 115
                      12/31/2008              33.990              24.300 93
                      12/31/2009              24.300              27.964 81

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

49

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 5  1.90%
                      12/31/2003              N/A              28.255 4
                      12/31/2004              28.255              30.771 24
                      12/31/2005              30.771              31.228 43
                      12/31/2006              31.228              35.888 34
                      12/31/2007              35.888              34.263 29
                      12/31/2008              34.263              24.506 26
                      12/31/2009              24.506              28.216 23
RWDT 6  2.40%
                      12/31/2003              N/A              26.617 109
                      12/31/2004              26.617              28.842 475
                      12/31/2005              28.842              29.124 708
                      12/31/2006              29.124              33.304 698
                      12/31/2007              33.304              31.637 593
                      12/31/2008              31.637              22.515 516
                      12/31/2009              22.515              25.794 481
RWDT 7  1.85%
                      12/31/2003              N/A              28.424 0
                      12/31/2004              28.424              30.971 0
                      12/31/2005              30.971              31.446 0
                      12/31/2006              31.446              36.157 0
                      12/31/2007              36.157              34.537 0
                      12/31/2008              34.537              24.715 0
                      12/31/2009              24.715              28.470 0
RWDT 8  2.35%
                      12/31/2003              N/A              26.776 14
                      12/31/2004              26.776              29.029 16
                      12/31/2005              29.029              29.328 8
                      12/31/2006              29.328              33.554 10
                      12/31/2007              33.554              31.890 8
                      12/31/2008              31.890              22.707 6
                      12/31/2009              22.707              26.026 5
Franklin Small Cap Value Securities Fund
RWDE 1  1.85%
                      12/31/2001              N/A              10.498 0
                      12/31/2002              10.498              9.351 52
                      12/31/2003              9.351              12.129 41
                      12/31/2004              12.129              14.733 72
                      12/31/2005              14.733              15.732 49
                      12/31/2006              15.732              18.067 49
                      12/31/2007              18.067              17.312 27
                      12/31/2008              17.312              11.383 18
                      12/31/2009              11.383              14.432 13
RWDE 2  1.95%
                      12/31/2002              N/A              9.308 1
                      12/31/2003              9.308              12.060 11
                      12/31/2004              12.060              14.635 29
                      12/31/2005              14.635              15.611 28
                      12/31/2006              15.611              17.911 19
                      12/31/2007              17.911              17.145 15
                      12/31/2008              17.145              11.262 12
                      12/31/2009              11.262              14.265 10

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2002              N/A              9.221 60
                      12/31/2003              9.221              11.924 391
                      12/31/2004              11.924              14.441 418
                      12/31/2005              14.441              15.374 385
                      12/31/2006              15.374              17.603 331
                      12/31/2007              17.603              16.816 293
                      12/31/2008              16.816              11.024 198
                      12/31/2009              11.024              13.936 173
RWDE 4  2.00%
                      12/31/2003              N/A              12.026 15
                      12/31/2004              12.026              14.586 27
                      12/31/2005              14.586              15.552 30
                      12/31/2006              15.552              17.833 22
                      12/31/2007              17.833              17.062 21
                      12/31/2008              17.062              11.202 16
                      12/31/2009              11.202              14.182 15
RWDE 5  2.15%
                      12/31/2003              N/A              11.924 1
                      12/31/2004              11.924              14.441 7
                      12/31/2005              14.441              15.374 8
                      12/31/2006              15.374              17.603 8
                      12/31/2007              17.603              16.816 8
                      12/31/2008              16.816              11.024 6
                      12/31/2009              11.024              13.936 6
RWDE 7  2.05%
                      12/31/2003              N/A              11.992 0
                      12/31/2004              11.992              14.538 2
                      12/31/2005              14.538              15.492 0
                      12/31/2006              15.492              17.756 0
                      12/31/2007              17.756              16.980 0
                      12/31/2008              16.980              11.142 0
                      12/31/2009              11.142              14.099 0
RWDE 8  2.55%
                      12/31/2003              N/A              11.657 9
                      12/31/2004              11.657              14.061 4
                      12/31/2005              14.061              14.909 5
                      12/31/2006              14.909              17.003 3
                      12/31/2007              17.003              16.178 1
                      12/31/2008              16.178              10.563 1
                      12/31/2009              10.563              13.300 1
RWDT 1  1.65%
                      12/31/2001              N/A              10.576 19
                      12/31/2002              10.576              9.439 102
                      12/31/2003              9.439              12.267 117
                      12/31/2004              12.267              14.931 150
                      12/31/2005              14.931              15.975 160
                      12/31/2006              15.975              18.383 146
                      12/31/2007              18.383              17.650 114
                      12/31/2008              17.650              11.629 83
                      12/31/2009              11.629              14.774 74

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

50

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2002              N/A              9.308 20
                      12/31/2003              9.308              12.060 139
                      12/31/2004              12.060              14.635 149
                      12/31/2005              14.635              15.611 125
                      12/31/2006              15.611              17.911 101
                      12/31/2007              17.911              17.145 71
                      12/31/2008              17.145              11.262 60
                      12/31/2009              11.262              14.265 53
RWDT 5  1.90%
                      12/31/2003              N/A              12.095 9
                      12/31/2004              12.095              14.684 26
                      12/31/2005              14.684              15.671 32
                      12/31/2006              15.671              17.989 33
                      12/31/2007              17.989              17.228 26
                      12/31/2008              17.228              11.322 21
                      12/31/2009              11.322              14.348 15
RWDT 6  2.40%
                      12/31/2003              N/A              11.756 155
                      12/31/2004              11.756              14.202 574
                      12/31/2005              14.202              15.082 789
                      12/31/2006              15.082              17.225 707
                      12/31/2007              17.225              16.415 625
                      12/31/2008              16.415              10.734 496
                      12/31/2009              10.734              13.535 472
RWDT 7  1.85%
                      12/31/2003              N/A              12.129 0
                      12/31/2004              12.129              14.733 0
                      12/31/2005              14.733              15.732 0
                      12/31/2006              15.732              18.067 0
                      12/31/2007              18.067              17.312 0
                      12/31/2008              17.312              11.383 0
                      12/31/2009              11.383              14.432 0
RWDT 8  2.35%
                      12/31/2003              N/A              11.790 14
                      12/31/2004              11.790              14.250 18
                      12/31/2005              14.250              15.140 8
                      12/31/2006              15.140              17.300 7
                      12/31/2007              17.300              16.494 7
                      12/31/2008              16.494              10.791 6
                      12/31/2009              10.791              13.614 5
Franklin Small-Mid Cap Growth Securities Fund
RWDE 1  1.85%
                      12/31/2000              N/A              23.739 21
                      12/31/2001              23.739              19.748 73
                      12/31/2002              19.748              13.826 149
                      12/31/2003              13.826              18.627 142
                      12/31/2004              18.627              20.383 97
                      12/31/2005              20.383              20.968 87
                      12/31/2006              20.968              22.374 84
                      12/31/2007              22.374              24.431 63
                      12/31/2008              24.431              13.791 40
                      12/31/2009              13.791              19.437 35

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 2  1.95%
                      12/31/2002              N/A              13.471 7
                      12/31/2003              13.471              18.131 26
                      12/31/2004              18.131              19.820 21
                      12/31/2005              19.820              20.369 20
                      12/31/2006              20.369              21.713 17
                      12/31/2007              21.713              23.685 18
                      12/31/2008              23.685              13.357 18
                      12/31/2009              13.357              18.806 15
RWDE 3  2.15%
                      12/31/2002              N/A              13.279 59
                      12/31/2003              13.279              17.837 261
                      12/31/2004              17.837              19.460 281
                      12/31/2005              19.460              19.959 207
                      12/31/2006              19.959              21.234 181
                      12/31/2007              21.234              23.115 168
                      12/31/2008              23.115              13.009 152
                      12/31/2009              13.009              18.280 133
RWDE 4  2.00%
                      12/31/2003              N/A              18.057 15
                      12/31/2004              18.057              19.730 55
                      12/31/2005              19.730              20.266 55
                      12/31/2006              20.266              21.592 49
                      12/31/2007              21.592              23.541 40
                      12/31/2008              23.541              13.269 34
                      12/31/2009              13.269              18.673 31
RWDE 5  2.15%
                      12/31/2003              N/A              17.837 2
                      12/31/2004              17.837              19.460 10
                      12/31/2005              19.460              19.959 10
                      12/31/2006              19.959              21.234 12
                      12/31/2007              21.234              23.115 9
                      12/31/2008              23.115              13.009 9
                      12/31/2009              13.009              18.280 8
RWDE 7  2.05%
                      12/31/2003              N/A              17.984 3
                      12/31/2004              17.984              19.639 1
                      12/31/2005              19.639              20.163 1
                      12/31/2006              20.163              21.472 1
                      12/31/2007              21.472              23.399 0
                      12/31/2008              23.399              13.182 0
                      12/31/2009              13.182              18.541 0
RWDE 8  2.55%
                      12/31/2003              N/A              17.264 2
                      12/31/2004              17.264              18.759 4
                      12/31/2005              18.759              19.163 4
                      12/31/2006              19.163              20.306 4
                      12/31/2007              20.306              22.016 4
                      12/31/2008              22.016              12.341 4
                      12/31/2009              12.341              17.272 2

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

51

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 1  1.65%
                      12/31/2000              N/A              23.833 96
                      12/31/2001              23.833              19.867 143
                      12/31/2002              19.867              13.936 218
                      12/31/2003              13.936              18.814 228
                      12/31/2004              18.814              20.628 219
                      12/31/2005              20.628              21.263 153
                      12/31/2006              21.263              22.734 130
                      12/31/2007              22.734              24.874 100
                      12/31/2008              24.874              14.069 82
                      12/31/2009              14.069              19.869 68
RWDT 2  1.95%
                      12/31/2002              N/A              13.471 37
                      12/31/2003              13.471              18.131 106
                      12/31/2004              18.131              19.820 98
                      12/31/2005              19.820              20.369 88
                      12/31/2006              20.369              21.713 76
                      12/31/2007              21.713              23.685 64
                      12/31/2008              23.685              13.357 55
                      12/31/2009              13.357              18.806 51
RWDT 5  1.90%
                      12/31/2003              N/A              18.205 8
                      12/31/2004              18.205              19.911 9
                      12/31/2005              19.911              20.473 15
                      12/31/2006              20.473              21.835 17
                      12/31/2007              21.835              23.830 15
                      12/31/2008              23.830              13.445 15
                      12/31/2009              13.445              18.940 13
RWDT 6  2.40%
                      12/31/2003              N/A              17.476 81
                      12/31/2004              17.476              19.019 328
                      12/31/2005              19.019              19.457 498
                      12/31/2006              19.457              20.649 470
                      12/31/2007              20.649              22.422 419
                      12/31/2008              22.422              12.587 374
                      12/31/2009              12.587              17.644 363
RWDT 7  1.85%
                      12/31/2003              N/A              18.280 3
                      12/31/2004              18.280              20.003 4
                      12/31/2005              20.003              20.577 8
                      12/31/2006              20.577              21.957 5
                      12/31/2007              21.957              23.975 5
                      12/31/2008              23.975              13.534 5
                      12/31/2009              13.534              19.075 4
RWDT 8  2.35%
                      12/31/2003              N/A              17.548 3
                      12/31/2004              17.548              19.106 8
                      12/31/2005              19.106              19.557 7
                      12/31/2006              19.557              20.764 4
                      12/31/2007              20.764              22.559 4
                      12/31/2008              22.559              12.671 3
                      12/31/2009              12.671              17.769 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin Templeton VIP Founding Funds Allocation Fund
RWDE 1  1.85%
                      12/31/2007              N/A              9.225 39
                      12/31/2008              9.225              5.808 44
                      12/31/2009              5.808              7.426 49
RWDE 2  1.95%
                      12/31/2007              N/A              9.221 0
                      12/31/2008              9.221              5.799 1
                      12/31/2009              5.799              7.407 1
RWDE 3  2.15%
                      12/31/2007              N/A              9.212 3
                      12/31/2008              9.212              5.782 20
                      12/31/2009              5.782              7.370 13
RWDE 4  2.00%
                      12/31/2007              N/A              9.219 0
                      12/31/2008              9.219              5.795 33
                      12/31/2009              5.795              7.398 11
RWDE 5  2.15%
                      12/31/2007              N/A              9.212 0
                      12/31/2008              9.212              5.782 0
                      12/31/2009              5.782              7.370 0
RWDE 7  2.05%
                      12/31/2007              N/A              9.216 0
                      12/31/2008              9.216              5.790 0
                      12/31/2009              5.790              7.389 0
RWDE 8  2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 0
                      12/31/2009              5.747              7.297 2
RWDT 1  1.65%
                      12/31/2007              N/A              9.235 1
                      12/31/2008              9.235              5.825 64
                      12/31/2009              5.825              7.463 30
RWDT 2  1.95%
                      12/31/2007              N/A              9.221 1
                      12/31/2008              9.221              5.799 26
                      12/31/2009              5.799              7.407 3
RWDT 5  1.90%
                      12/31/2007              N/A              9.223 0
                      12/31/2008              9.223              5.803 2
                      12/31/2009              5.803              7.417 7
RWDT 6  2.40%
                      12/31/2007              N/A              9.200 51
                      12/31/2008              9.200              5.760 223
                      12/31/2009              5.760              7.325 244
RWDT 7  1.85%
                      12/31/2007              N/A              9.225 0
                      12/31/2008              9.225              5.808 0
                      12/31/2009              5.808              7.426 0
RWDT 8  2.35%
                      12/31/2007              N/A              9.203 0
                      12/31/2008              9.203              5.764 3
                      12/31/2009              5.764              7.334 3

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

52

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin U.S. Government Fund
RWDE 1  1.85%
                      12/31/2000              N/A              20.689 19
                      12/31/2001              20.689              21.804 113
                      12/31/2002              21.804              23.496 385
                      12/31/2003              23.496              23.576 351
                      12/31/2004              23.576              23.947 264
                      12/31/2005              23.947              24.074 163
                      12/31/2006              24.074              24.584 122
                      12/31/2007              24.584              25.725 106
                      12/31/2008              25.725              27.168 96
                      12/31/2009              27.168              27.496 80
RWDE 2  1.95%
                      12/31/2002              N/A              21.640 46
                      12/31/2003              21.640              21.692 74
                      12/31/2004              21.692              22.011 52
                      12/31/2005              22.011              22.106 45
                      12/31/2006              22.106              22.551 39
                      12/31/2007              22.551              23.574 37
                      12/31/2008              23.574              24.872 46
                      12/31/2009              24.872              25.146 30
RWDE 3  2.15%
                      12/31/2002              N/A              21.052 218
                      12/31/2003              21.052              21.060 602
                      12/31/2004              21.060              21.327 525
                      12/31/2005              21.327              21.377 454
                      12/31/2006              21.377              21.763 399
                      12/31/2007              21.763              22.705 364
                      12/31/2008              22.705              23.907 437
                      12/31/2009              23.907              24.123 441
RWDE 4  2.00%
                      12/31/2003              N/A              21.532 20
                      12/31/2004              21.532              21.838 54
                      12/31/2005              21.838              21.921 75
                      12/31/2006              21.921              22.351 70
                      12/31/2007              22.351              23.354 67
                      12/31/2008              23.354              24.627 71
                      12/31/2009              24.627              24.886 70
RWDE 5  2.15%
                      12/31/2003              N/A              21.060 1
                      12/31/2004              21.060              21.327 6
                      12/31/2005              21.327              21.377 12
                      12/31/2006              21.377              21.763 12
                      12/31/2007              21.763              22.705 11
                      12/31/2008              22.705              23.907 10
                      12/31/2009              23.907              24.123 8
RWDE 7  2.05%
                      12/31/2003              N/A              21.374 10
                      12/31/2004              21.374              21.666 9
                      12/31/2005              21.666              21.738 4
                      12/31/2006              21.738              22.154 3
                      12/31/2007              22.154              23.136 4
                      12/31/2008              23.136              24.385 11
                      12/31/2009              24.385              24.629 7

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 8  2.55%
                      12/31/2003              N/A              19.851 7
                      12/31/2004              19.851              20.023 9
                      12/31/2005              20.023              19.989 9
                      12/31/2006              19.989              20.270 5
                      12/31/2007              20.270              21.062 5
                      12/31/2008              21.062              22.088 5
                      12/31/2009              22.088              22.198 5
RWDT 1  1.65%
                      12/31/2000              N/A              20.771 64
                      12/31/2001              20.771              21.935 243
                      12/31/2002              21.935              23.684 652
                      12/31/2003              23.684              23.813 446
                      12/31/2004              23.813              24.236 379
                      12/31/2005              24.236              24.413 306
                      12/31/2006              24.413              24.979 259
                      12/31/2007              24.979              26.192 223
                      12/31/2008              26.192              27.717 252
                      12/31/2009              27.717              28.107 196
RWDT 2  1.95%
                      12/31/2002              N/A              21.640 77
                      12/31/2003              21.640              21.692 297
                      12/31/2004              21.692              22.011 249
                      12/31/2005              22.011              22.106 209
                      12/31/2006              22.106              22.551 190
                      12/31/2007              22.551              23.574 176
                      12/31/2008              23.574              24.872 188
                      12/31/2009              24.872              25.146 163
RWDT 5  1.90%
                      12/31/2003              N/A              21.917 7
                      12/31/2004              21.917              22.251 14
                      12/31/2005              22.251              22.358 21
                      12/31/2006              22.358              22.819 26
                      12/31/2007              22.819              23.866 27
                      12/31/2008              23.866              25.193 40
                      12/31/2009              25.193              25.484 31
RWDT 6  2.40%
                      12/31/2003              N/A              20.296 146
                      12/31/2004              20.296              20.502 497
                      12/31/2005              20.502              20.498 696
                      12/31/2006              20.498              20.817 692
                      12/31/2007              20.817              21.664 681
                      12/31/2008              21.664              22.753 1185
                      12/31/2009              22.753              22.901 819
RWDT 7  1.85%
                      12/31/2003              N/A              22.015 1
                      12/31/2004              22.015              22.361 6
                      12/31/2005              22.361              22.480 6
                      12/31/2006              22.480              22.955 0
                      12/31/2007              22.955              24.021 0
                      12/31/2008              24.021              25.369 0
                      12/31/2009              25.369              25.675 0

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

53

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2003              N/A              20.447 11
                      12/31/2004              20.447              20.665 17
                      12/31/2005              20.665              20.671 17
                      12/31/2006              20.671              21.003 16
                      12/31/2007              21.003              21.868 17
                      12/31/2008              21.868              22.980 21
                      12/31/2009              22.980              23.140 19
Franklin Zero Coupon Fund 2010
RWDE 1  1.85%
                      12/31/2001              N/A              27.816 0
                      12/31/2002              27.816              32.795 70
                      12/31/2003              32.795              33.350 21
                      12/31/2004              33.350              34.281 5
                      12/31/2005              34.281              34.172 6
                      12/31/2006              34.172              34.457 5
                      12/31/2007              34.457              36.738 33
                      12/31/2008              36.738              38.767 23
                      12/31/2009              38.767              38.225 9
RWDE 2  1.95%
                      12/31/2002              N/A              32.346 10
                      12/31/2003              32.346              32.861 17
                      12/31/2004              32.861              33.745 8
                      12/31/2005              33.745              33.603 8
                      12/31/2006              33.603              33.850 8
                      12/31/2007              33.850              36.055 8
                      12/31/2008              36.055              38.007 8
                      12/31/2009              38.007              37.439 8
RWDE 3  2.15%
                      12/31/2002              N/A              31.467 28
                      12/31/2003              31.467              31.904 81
                      12/31/2004              31.904              32.696 61
                      12/31/2005              32.696              32.494 62
                      12/31/2006              32.494              32.668 55
                      12/31/2007              32.668              34.725 54
                      12/31/2008              34.725              36.533 42
                      12/31/2009              36.533              35.914 37
RWDE 4  2.00%
                      12/31/2003              N/A              32.619 2
                      12/31/2004              32.619              33.480 5
                      12/31/2005              33.480              33.322 11
                      12/31/2006              33.322              33.550 16
                      12/31/2007              33.550              35.718 16
                      12/31/2008              35.718              37.633 16
                      12/31/2009              37.633              37.052 14
RWDE 5  2.15%
                      12/31/2003              N/A              31.904 0
                      12/31/2004              31.904              32.696 0
                      12/31/2005              32.696              32.494 1
                      12/31/2006              32.494              32.668 1
                      12/31/2007              32.668              34.725 1
                      12/31/2008              34.725              36.533 1
                      12/31/2009              36.533              35.914 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 7  2.05%
                      12/31/2003              N/A              32.379 0
                      12/31/2004              32.379              33.216 0
                      12/31/2005              33.216              33.044 0
                      12/31/2006              33.044              33.254 0
                      12/31/2007              33.254              35.384 0
                      12/31/2008              35.384              37.263 3
                      12/31/2009              37.263              36.669 0
RWDE 8  2.55%
                      12/31/2003              N/A              30.073 0
                      12/31/2004              30.073              30.696 1
                      12/31/2005              30.696              30.385 1
                      12/31/2006              30.385              30.426 0
                      12/31/2007              30.426              32.212 2
                      12/31/2008              32.212              33.753 0
                      12/31/2009              33.753              33.049 0
RWDT 1  1.65%
                      12/31/2001              N/A              28.536 2
                      12/31/2002              28.536              33.711 110
                      12/31/2003              33.711              34.350 64
                      12/31/2004              34.350              35.381 52
                      12/31/2005              35.381              35.338 55
                      12/31/2006              35.338              35.704 35
                      12/31/2007              35.704              38.144 36
                      12/31/2008              38.144              40.331 58
                      12/31/2009              40.331              39.847 27
RWDT 2  1.95%
                      12/31/2002              N/A              32.346 11
                      12/31/2003              32.346              32.861 55
                      12/31/2004              32.861              33.745 73
                      12/31/2005              33.745              33.603 70
                      12/31/2006              33.603              33.850 69
                      12/31/2007              33.850              36.055 63
                      12/31/2008              36.055              38.007 67
                      12/31/2009              38.007              37.439 64
RWDT 5  1.90%
                      12/31/2003              N/A              33.105 1
                      12/31/2004              33.105              34.012 4
                      12/31/2005              34.012              33.886 4
                      12/31/2006              33.886              34.152 5
                      12/31/2007              34.152              36.395 4
                      12/31/2008              36.395              38.385 6
                      12/31/2009              38.385              37.830 4
RWDT 6  2.40%
                      12/31/2003              N/A              30.747 17
                      12/31/2004              30.747              31.432 70
                      12/31/2005              31.432              31.160 120
                      12/31/2006              31.160              31.248 127
                      12/31/2007              31.248              33.133 153
                      12/31/2008              33.133              34.770 278
                      12/31/2009              34.770              34.096 211

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

54

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2003              N/A              33.350 0
                      12/31/2004              33.350              34.281 1
                      12/31/2005              34.281              34.172 1
                      12/31/2006              34.172              34.457 0
                      12/31/2007              34.457              36.738 0
                      12/31/2008              36.738              38.767 0
                      12/31/2009              38.767              38.225 0
RWDT 8  2.35%
                      12/31/2003              N/A              30.975 0
                      12/31/2004              30.975              31.681 0
                      12/31/2005              31.681              31.422 2
                      12/31/2006              31.422              31.527 7
                      12/31/2007              31.527              33.445 15
                      12/31/2008              33.445              35.115 20
                      12/31/2009              35.115              34.452 20
Mutual Global Discovery Securities Fund
RWDE 1  1.85%
                      12/31/2000              N/A              14.806 3
                      12/31/2001              14.806              14.567 41
                      12/31/2002              14.567              12.956 132
                      12/31/2003              12.956              16.405 105
                      12/31/2004              16.405              19.034 58
                      12/31/2005              19.034              21.669 64
                      12/31/2006              21.669              26.178 81
                      12/31/2007              26.178              28.740 73
                      12/31/2008              28.740              20.184 44
                      12/31/2009              20.184              24.434 39
RWDE 2  1.95%
                      12/31/2002              N/A              12.722 5
                      12/31/2003              12.722              16.093 23
                      12/31/2004              16.093              18.653 24
                      12/31/2005              18.653              21.214 24
                      12/31/2006              21.214              25.602 22
                      12/31/2007              25.602              28.080 21
                      12/31/2008              28.080              19.701 20
                      12/31/2009              19.701              23.825 18
RWDE 3  2.15%
                      12/31/2002              N/A              12.566 107
                      12/31/2003              12.566              15.865 466
                      12/31/2004              15.865              18.351 466
                      12/31/2005              18.351              20.830 501
                      12/31/2006              20.830              25.088 479
                      12/31/2007              25.088              27.460 437
                      12/31/2008              27.460              19.228 370
                      12/31/2009              19.228              23.206 356
RWDE 4  2.00%
                      12/31/2003              N/A              16.036 16
                      12/31/2004              16.036              18.577 31
                      12/31/2005              18.577              21.117 32
                      12/31/2006              21.117              25.473 74
                      12/31/2007              25.473              27.924 85
                      12/31/2008              27.924              19.582 48
                      12/31/2009              19.582              23.669 42

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 5  2.15%
                      12/31/2003              N/A              15.865 2
                      12/31/2004              15.865              18.351 3
                      12/31/2005              18.351              20.830 5
                      12/31/2006              20.830              25.088 10
                      12/31/2007              25.088              27.460 9
                      12/31/2008              27.460              19.228 10
                      12/31/2009              19.228              23.206 7
RWDE 7  2.05%
                      12/31/2003              N/A              15.979 3
                      12/31/2004              15.979              18.501 2
                      12/31/2005              18.501              21.021 4
                      12/31/2006              21.021              25.344 3
                      12/31/2007              25.344              27.769 4
                      12/31/2008              27.769              19.463 3
                      12/31/2009              19.463              23.514 3
RWDE 8  2.55%
                      12/31/2003              N/A              15.417 16
                      12/31/2004              15.417              17.762 14
                      12/31/2005              17.762              20.081 16
                      12/31/2006              20.081              24.090 20
                      12/31/2007              24.090              26.262 19
                      12/31/2008              26.262              18.315 19
                      12/31/2009              18.315              22.016 20
RWDT 1  1.65%
                      12/31/2000              N/A              14.864 13
                      12/31/2001              14.864              14.654 100
                      12/31/2002              14.654              13.060 264
                      12/31/2003              13.060              16.570 208
                      12/31/2004              16.570              19.263 232
                      12/31/2005              19.263              21.974 292
                      12/31/2006              21.974              26.599 287
                      12/31/2007              26.599              29.261 310
                      12/31/2008              29.261              20.591 226
                      12/31/2009              20.591              24.977 184
RWDT 2  1.95%
                      12/31/2002              N/A              12.722 37
                      12/31/2003              12.722              16.093 202
                      12/31/2004              16.093              18.653 217
                      12/31/2005              18.653              21.214 227
                      12/31/2006              21.214              25.602 253
                      12/31/2007              25.602              28.080 257
                      12/31/2008              28.080              19.701 234
                      12/31/2009              19.701              23.825 211
RWDT 5  1.90%
                      12/31/2003              N/A              16.151 8
                      12/31/2004              16.151              18.729 22
                      12/31/2005              18.729              21.312 43
                      12/31/2006              21.312              25.733 45
                      12/31/2007              25.733              28.237 54
                      12/31/2008              28.237              19.821 42
                      12/31/2009              19.821              23.982 34

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

55

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2003              N/A              15.584 150
                      12/31/2004              15.584              17.981 591
                      12/31/2005              17.981              20.358 1103
                      12/31/2006              20.358              24.459 1502
                      12/31/2007              24.459              26.705 1689
                      12/31/2008              26.705              18.652 1513
                      12/31/2009              18.652              22.455 1434
RWDT 7  1.85%
                      12/31/2003              N/A              16.209 0
                      12/31/2004              16.209              18.805 0
                      12/31/2005              18.805              21.409 5
                      12/31/2006              21.409              25.864 0
                      12/31/2007              25.864              28.395 0
                      12/31/2008              28.395              19.942 0
                      12/31/2009              19.942              24.141 0
RWDT 8  2.35%
                      12/31/2003              N/A              15.639 6
                      12/31/2004              15.639              18.054 9
                      12/31/2005              18.054              20.452 17
                      12/31/2006              20.452              24.584 14
                      12/31/2007              24.584              26.855 12
                      12/31/2008              26.855              18.766 9
                      12/31/2009              18.766              22.604 8
Mutual Shares Securities Fund
RWDE 1  1.85%
                      12/31/2000              N/A              14.754 4
                      12/31/2001              14.754              15.502 164
                      12/31/2002              15.502              13.420 266
                      12/31/2003              13.420              16.487 267
                      12/31/2004              16.487              18.228 207
                      12/31/2005              18.228              19.784 229
                      12/31/2006              19.784              22.992 261
                      12/31/2007              22.992              23.353 214
                      12/31/2008              23.353              14.417 167
                      12/31/2009              14.417              17.840 135
RWDE 2  1.95%
                      12/31/2002              N/A              13.128 15
                      12/31/2003              13.128              16.112 45
                      12/31/2004              16.112              17.796 36
                      12/31/2005              17.796              19.295 39
                      12/31/2006              19.295              22.402 48
                      12/31/2007              22.402              22.731 44
                      12/31/2008              22.731              14.019 31
                      12/31/2009              14.019              17.330 29
RWDE 3  2.15%
                      12/31/2002              N/A              12.967 75
                      12/31/2003              12.967              15.883 404
                      12/31/2004              15.883              17.508 449
                      12/31/2005              17.508              18.945 492
                      12/31/2006              18.945              21.952 527
                      12/31/2007              21.952              22.229 499
                      12/31/2008              22.229              13.682 399
                      12/31/2009              13.682              16.880 338

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2003              N/A              16.055 18
                      12/31/2004              16.055              17.723 51
                      12/31/2005              17.723              19.207 61
                      12/31/2006              19.207              22.288 94
                      12/31/2007              22.288              22.605 144
                      12/31/2008              22.605              13.934 92
                      12/31/2009              13.934              17.216 75
RWDE 5  2.15%
                      12/31/2003              N/A              15.883 3
                      12/31/2004              15.883              17.508 10
                      12/31/2005              17.508              18.945 11
                      12/31/2006              18.945              21.952 15
                      12/31/2007              21.952              22.229 12
                      12/31/2008              22.229              13.682 10
                      12/31/2009              13.682              16.880 12
RWDE 7  2.05%
                      12/31/2003              N/A              15.997 1
                      12/31/2004              15.997              17.651 1
                      12/31/2005              17.651              19.119 1
                      12/31/2006              19.119              22.175 4
                      12/31/2007              22.175              22.479 1
                      12/31/2008              22.479              13.850 0
                      12/31/2009              13.850              17.103 0
RWDE 8  2.55%
                      12/31/2003              N/A              15.435 21
                      12/31/2004              15.435              16.946 19
                      12/31/2005              16.946              18.264 19
                      12/31/2006              18.264              21.078 22
                      12/31/2007              21.078              21.259 23
                      12/31/2008              21.259              13.033 20
                      12/31/2009              13.033              16.014 12
RWDT 1  1.65%
                      12/31/2000              N/A              14.812 5
                      12/31/2001              14.812              15.594 240
                      12/31/2002              15.594              13.528 326
                      12/31/2003              13.528              16.652 364
                      12/31/2004              16.652              18.448 376
                      12/31/2005              18.448              20.062 373
                      12/31/2006              20.062              23.362 388
                      12/31/2007              23.362              23.777 371
                      12/31/2008              23.777              14.709 268
                      12/31/2009              14.709              18.236 181
RWDT 2  1.95%
                      12/31/2002              N/A              13.128 63
                      12/31/2003              13.128              16.112 179
                      12/31/2004              16.112              17.796 183
                      12/31/2005              17.796              19.295 179
                      12/31/2006              19.295              22.402 223
                      12/31/2007              22.402              22.731 209
                      12/31/2008              22.731              14.019 198
                      12/31/2009              14.019              17.330 159

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

56

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 5  1.90%
                      12/31/2003              N/A              16.170 6
                      12/31/2004              16.170              17.869 23
                      12/31/2005              17.869              19.384 52
                      12/31/2006              19.384              22.516 90
                      12/31/2007              22.516              22.858 90
                      12/31/2008              22.858              14.105 63
                      12/31/2009              14.105              17.444 56
RWDT 6  2.40%
                      12/31/2003              N/A              15.602 163
                      12/31/2004              15.602              17.155 566
                      12/31/2005              17.155              18.517 1248
                      12/31/2006              18.517              21.402 1820
                      12/31/2007              21.402              21.618 2144
                      12/31/2008              21.618              13.273 1825
                      12/31/2009              13.273              16.333 1723
RWDT 7  1.85%
                      12/31/2003              N/A              16.228 0
                      12/31/2004              16.228              17.942 1
                      12/31/2005              17.942              19.473 6
                      12/31/2006              19.473              22.630 1
                      12/31/2007              22.630              22.986 1
                      12/31/2008              22.986              14.191 1
                      12/31/2009              14.191              17.559 1
RWDT 8  2.35%
                      12/31/2003              N/A              15.658 16
                      12/31/2004              15.658              17.225 18
                      12/31/2005              17.225              18.602 20
                      12/31/2006              18.602              21.510 21
                      12/31/2007              21.510              21.739 22
                      12/31/2008              21.739              13.354 17
                      12/31/2009              13.354              16.441 8
Oppenheimer Global Securities Fund/VA
RWDE 1  1.85%
                      12/31/2000              N/A              10.336 35
                      12/31/2001              10.336              8.924 124
                      12/31/2002              8.924              6.822 293
                      12/31/2003              6.822              9.577 257
                      12/31/2004              9.577              11.203 202
                      12/31/2005              11.203              12.572 178
                      12/31/2006              12.572              14.525 160
                      12/31/2007              14.525              15.159 131
                      12/31/2008              15.159              8.900 106
                      12/31/2009              8.900              12.212 97
RWDE 2  1.95%
                      12/31/2002              N/A              6.802 21
                      12/31/2003              6.802              9.540 64
                      12/31/2004              9.540              11.148 67
                      12/31/2005              11.148              12.498 65
                      12/31/2006              12.498              14.425 61
                      12/31/2007              14.425              15.039 54
                      12/31/2008              15.039              8.821 41
                      12/31/2009              8.821              12.091 35

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2002              N/A              6.762 284
                      12/31/2003              6.762              9.466 1135
                      12/31/2004              9.466              11.039 1162
                      12/31/2005              11.039              12.350 1006
                      12/31/2006              12.350              14.227 887
                      12/31/2007              14.227              14.803 730
                      12/31/2008              14.803              8.665 621
                      12/31/2009              8.665              11.854 570
RWDE 4  2.00%
                      12/31/2003              N/A              9.521 22
                      12/31/2004              9.521              11.121 49
                      12/31/2005              11.121              12.461 48
                      12/31/2006              12.461              14.375 47
                      12/31/2007              14.375              14.980 46
                      12/31/2008              14.980              8.782 27
                      12/31/2009              8.782              12.031 25
RWDE 5  2.15%
                      12/31/2003              N/A              9.466 2
                      12/31/2004              9.466              11.039 13
                      12/31/2005              11.039              12.350 13
                      12/31/2006              12.350              14.227 13
                      12/31/2007              14.227              14.803 10
                      12/31/2008              14.803              8.665 8
                      12/31/2009              8.665              11.854 8
RWDE 7  2.05%
                      12/31/2003              N/A              9.503 0
                      12/31/2004              9.503              11.093 0
                      12/31/2005              11.093              12.424 0
                      12/31/2006              12.424              14.326 0
                      12/31/2007              14.326              14.920 0
                      12/31/2008              14.920              8.743 0
                      12/31/2009              8.743              11.972 0
RWDE 8  2.55%
                      12/31/2003              N/A              9.318 22
                      12/31/2004              9.318              10.824 22
                      12/31/2005              10.824              12.062 12
                      12/31/2006              12.062              13.839 10
                      12/31/2007              13.839              14.341 6
                      12/31/2008              14.341              8.361 4
                      12/31/2009              8.361              11.392 4
RWDT 1  1.65%
                      12/31/2000              N/A              10.355 179
                      12/31/2001              10.355              8.959 311
                      12/31/2002              8.959              6.862 562
                      12/31/2003              6.862              9.653 570
                      12/31/2004              9.653              11.314 542
                      12/31/2005              11.314              12.721 485
                      12/31/2006              12.721              14.728 437
                      12/31/2007              14.728              15.401 385
                      12/31/2008              15.401              9.060 331
                      12/31/2009              9.060              12.457 300

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

57

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2002              N/A              6.802 163
                      12/31/2003              6.802              9.540 540
                      12/31/2004              9.540              11.148 511
                      12/31/2005              11.148              12.498 461
                      12/31/2006              12.498              14.425 421
                      12/31/2007              14.425              15.039 378
                      12/31/2008              15.039              8.821 323
                      12/31/2009              8.821              12.091 294
RWDT 5  1.90%
                      12/31/2003              N/A              9.559 8
                      12/31/2004              9.559              11.175 27
                      12/31/2005              11.175              12.535 26
                      12/31/2006              12.535              14.475 25
                      12/31/2007              14.475              15.099 24
                      12/31/2008              15.099              8.860 22
                      12/31/2009              8.860              12.151 19
RWDT 6  2.40%
                      12/31/2003              N/A              9.373 244
                      12/31/2004              9.373              10.904 718
                      12/31/2005              10.904              12.169 617
                      12/31/2006              12.169              13.983 540
                      12/31/2007              13.983              14.512 459
                      12/31/2008              14.512              8.474 399
                      12/31/2009              8.474              11.563 368
RWDT 7  1.85%
                      12/31/2003              N/A              9.577 8
                      12/31/2004              9.577              11.203 8
                      12/31/2005              11.203              12.572 8
                      12/31/2006              12.572              14.525 8
                      12/31/2007              14.525              15.159 8
                      12/31/2008              15.159              8.900 8
                      12/31/2009              8.900              12.212 8
RWDT 8  2.35%
                      12/31/2003              N/A              9.392 18
                      12/31/2004              9.392              10.931 18
                      12/31/2005              10.931              12.205 18
                      12/31/2006              12.205              14.032 23
                      12/31/2007              14.032              14.570 22
                      12/31/2008              14.570              8.512 20
                      12/31/2009              8.512              11.621 19
Oppenheimer High Income Fund/VA
RWDE 1  1.85%
                      12/31/2000              N/A              9.491 5
                      12/31/2001              9.491              9.500 63
                      12/31/2002              9.500              9.102 74
                      12/31/2003              9.102              11.076 69
                      12/31/2004              11.076              11.848 64
                      12/31/2005              11.848              11.900 51
                      12/31/2006              11.900              12.783 44
                      12/31/2007              12.783              12.535 37
                      12/31/2008              12.535              2.624 123
                      12/31/2009              2.624              3.229 114

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 2  1.95%
                      12/31/2002              N/A              9.076 18
                      12/31/2003              9.076              11.033 16
                      12/31/2004              11.033              11.790 9
                      12/31/2005              11.790              11.830 8
                      12/31/2006              11.830              12.695 4
                      12/31/2007              12.695              12.436 4
                      12/31/2008              12.436              2.601 25
                      12/31/2009              2.601              3.197 20
RWDE 3  2.15%
                      12/31/2002              N/A              9.023 17
                      12/31/2003              9.023              10.947 108
                      12/31/2004              10.947              11.674 101
                      12/31/2005              11.674              11.691 84
                      12/31/2006              11.691              12.521 78
                      12/31/2007              12.521              12.241 75
                      12/31/2008              12.241              2.555 740
                      12/31/2009              2.555              3.134 753
RWDE 4  2.00%
                      12/31/2003              N/A              11.011 2
                      12/31/2004              11.011              11.761 19
                      12/31/2005              11.761              11.795 19
                      12/31/2006              11.795              12.652 16
                      12/31/2007              12.652              12.387 15
                      12/31/2008              12.387              2.590 53
                      12/31/2009              2.590              3.181 55
RWDE 5  2.15%
                      12/31/2003              N/A              10.947 2
                      12/31/2004              10.947              11.674 3
                      12/31/2005              11.674              11.691 3
                      12/31/2006              11.691              12.521 3
                      12/31/2007              12.521              12.241 5
                      12/31/2008              12.241              2.555 10
                      12/31/2009              2.555              3.134 8
RWDE 7  2.05%
                      12/31/2003              N/A              10.990 0
                      12/31/2004              10.990              11.732 0
                      12/31/2005              11.732              11.760 0
                      12/31/2006              11.760              12.608 0
                      12/31/2007              12.608              12.338 0
                      12/31/2008              12.338              2.578 0
                      12/31/2009              2.578              3.165 0
RWDE 8  2.55%
                      12/31/2003              N/A              10.777 4
                      12/31/2004              10.777              11.447 4
                      12/31/2005              11.447              11.417 4
                      12/31/2006              11.417              12.179 3
                      12/31/2007              12.179              11.859 3
                      12/31/2008              11.859              2.465 3
                      12/31/2009              2.465              3.012 4

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

58

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 1  1.65%
                      12/31/2000              N/A              9.508 71
                      12/31/2001              9.508              9.536 157
                      12/31/2002              9.536              9.155 244
                      12/31/2003              9.155              11.163 186
                      12/31/2004              11.163              11.964 145
                      12/31/2005              11.964              12.041 114
                      12/31/2006              12.041              12.960 88
                      12/31/2007              12.960              12.734 84
                      12/31/2008              12.734              2.671 89
                      12/31/2009              2.671              3.293 84
RWDT 2  1.95%
                      12/31/2002              N/A              9.076 15
                      12/31/2003              9.076              11.033 61
                      12/31/2004              11.033              11.790 59
                      12/31/2005              11.790              11.830 47
                      12/31/2006              11.830              12.695 46
                      12/31/2007              12.695              12.436 32
                      12/31/2008              12.436              2.601 36
                      12/31/2009              2.601              3.197 31
RWDT 5  1.90%
                      12/31/2003              N/A              11.055 8
                      12/31/2004              11.055              11.819 26
                      12/31/2005              11.819              11.865 28
                      12/31/2006              11.865              12.739 23
                      12/31/2007              12.739              12.486 25
                      12/31/2008              12.486              2.613 28
                      12/31/2009              2.613              3.213 22
RWDT 6  2.40%
                      12/31/2003              N/A              10.840 73
                      12/31/2004              10.840              11.531 181
                      12/31/2005              11.531              11.519 171
                      12/31/2006              11.519              12.306 156
                      12/31/2007              12.306              12.001 168
                      12/31/2008              12.001              2.499 169
                      12/31/2009              2.499              3.057 162
RWDT 7  1.85%
                      12/31/2003              N/A              11.076 0
                      12/31/2004              11.076              11.848 0
                      12/31/2005              11.848              11.900 0
                      12/31/2006              11.900              12.783 0
                      12/31/2007              12.783              12.535 0
                      12/31/2008              12.535              2.624 0
                      12/31/2009              2.624              3.229 0
RWDT 8  2.35%
                      12/31/2003              N/A              10.862 3
                      12/31/2004              10.862              11.560 5
                      12/31/2005              11.560              11.553 3
                      12/31/2006              11.553              12.349 3
                      12/31/2007              12.349              12.048 3
                      12/31/2008              12.048              2.510 2
                      12/31/2009              2.510              3.072 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Oppenheimer Main Street Fund/VA
RWDE 1  1.85%
                      12/31/2000              N/A              9.381 161
                      12/31/2001              9.381              8.273 473
                      12/31/2002              8.273              6.595 515
                      12/31/2003              6.595              8.203 506
                      12/31/2004              8.203              8.814 469
                      12/31/2005              8.814              9.170 412
                      12/31/2006              9.170              10.355 380
                      12/31/2007              10.355              10.614 250
                      12/31/2008              10.614              6.411 163
                      12/31/2009              6.411              8.073 137
RWDE 2  1.95%
                      12/31/2002              N/A              6.575 17
                      12/31/2003              6.575              8.171 59
                      12/31/2004              8.171              8.771 52
                      12/31/2005              8.771              9.116 46
                      12/31/2006              9.116              10.284 40
                      12/31/2007              10.284              10.530 31
                      12/31/2008              10.530              6.354 19
                      12/31/2009              6.354              7.994 14
RWDE 3  2.15%
                      12/31/2002              N/A              6.537 225
                      12/31/2003              6.537              8.107 1091
                      12/31/2004              8.107              8.685 932
                      12/31/2005              8.685              9.009 791
                      12/31/2006              9.009              10.143 726
                      12/31/2007              10.143              10.365 653
                      12/31/2008              10.365              6.241 517
                      12/31/2009              6.241              7.837 472
RWDE 4  2.00%
                      12/31/2003              N/A              8.155 55
                      12/31/2004              8.155              8.749 94
                      12/31/2005              8.749              9.089 85
                      12/31/2006              9.089              10.248 86
                      12/31/2007              10.248              10.489 74
                      12/31/2008              10.489              6.326 66
                      12/31/2009              6.326              7.954 62
RWDE 5  2.15%
                      12/31/2003              N/A              8.107 7
                      12/31/2004              8.107              8.685 8
                      12/31/2005              8.685              9.009 7
                      12/31/2006              9.009              10.143 6
                      12/31/2007              10.143              10.365 6
                      12/31/2008              10.365              6.241 5
                      12/31/2009              6.241              7.837 5
RWDE 7  2.05%
                      12/31/2003              N/A              8.139 1
                      12/31/2004              8.139              8.728 1
                      12/31/2005              8.728              9.062 1
                      12/31/2006              9.062              10.213 1
                      12/31/2007              10.213              10.447 1
                      12/31/2008              10.447              6.297 1
                      12/31/2009              6.297              7.915 1

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

59

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 8  2.55%
                      12/31/2003              N/A              7.981 23
                      12/31/2004              7.981              8.516 22
                      12/31/2005              8.516              8.798 18
                      12/31/2006              8.798              9.866 16
                      12/31/2007              9.866              10.041 6
                      12/31/2008              10.041              6.023 5
                      12/31/2009              6.023              7.532 5
RWDT 1  1.65%
                      12/31/2000              N/A              9.398 269
                      12/31/2001              9.398              8.305 462
                      12/31/2002              8.305              6.633 717
                      12/31/2003              6.633              8.268 727
                      12/31/2004              8.268              8.901 667
                      12/31/2005              8.901              9.279 584
                      12/31/2006              9.279              10.499 448
                      12/31/2007              10.499              10.783 393
                      12/31/2008              10.783              6.526 299
                      12/31/2009              6.526              8.235 266
RWDT 2  1.95%
                      12/31/2002              N/A              6.575 100
                      12/31/2003              6.575              8.171 458
                      12/31/2004              8.171              8.771 445
                      12/31/2005              8.771              9.116 393
                      12/31/2006              9.116              10.284 369
                      12/31/2007              10.284              10.530 335
                      12/31/2008              10.530              6.354 248
                      12/31/2009              6.354              7.994 218
RWDT 5  1.90%
                      12/31/2003              N/A              8.187 27
                      12/31/2004              8.187              8.793 32
                      12/31/2005              8.793              9.143 34
                      12/31/2006              9.143              10.319 37
                      12/31/2007              10.319              10.572 32
                      12/31/2008              10.572              6.382 28
                      12/31/2009              6.382              8.033 15
RWDT 6  2.40%
                      12/31/2003              N/A              8.028 321
                      12/31/2004              8.028              8.579 759
                      12/31/2005              8.579              8.877 706
                      12/31/2006              8.877              9.969 605
                      12/31/2007              9.969              10.161 522
                      12/31/2008              10.161              6.104 407
                      12/31/2009              6.104              7.645 390
RWDT 7  1.85%
                      12/31/2003              N/A              8.203 3
                      12/31/2004              8.203              8.814 5
                      12/31/2005              8.814              9.170 4
                      12/31/2006              9.170              10.355 4
                      12/31/2007              10.355              10.614 3
                      12/31/2008              10.614              6.411 1
                      12/31/2009              6.411              8.073 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2003              N/A              8.044 39
                      12/31/2004              8.044              8.600 47
                      12/31/2005              8.600              8.903 24
                      12/31/2006              8.903              10.003 26
                      12/31/2007              10.003              10.202 23
                      12/31/2008              10.202              6.131 19
                      12/31/2009              6.131              7.683 14
PIMCO VIT All Asset Portfolio
RWDE 1  1.85%
                      12/31/2004              N/A              11.842 43
                      12/31/2005              11.842              12.350 54
                      12/31/2006              12.350              12.689 54
                      12/31/2007              12.689              13.492 36
                      12/31/2008              13.492              11.146 26
                      12/31/2009              11.146              13.302 29
RWDE 2  1.95%
                      12/31/2004              N/A              11.834 1
                      12/31/2005              11.834              12.329 10
                      12/31/2006              12.329              12.655 10
                      12/31/2007              12.655              13.443 7
                      12/31/2008              13.443              11.094 7
                      12/31/2009              11.094              13.227 5
RWDE 3  2.15%
                      12/31/2004              N/A              11.818 116
                      12/31/2005              11.818              12.288 172
                      12/31/2006              12.288              12.588 151
                      12/31/2007              12.588              13.344 95
                      12/31/2008              13.344              10.991 93
                      12/31/2009              10.991              13.078 100
RWDE 4  2.00%
                      12/31/2004              N/A              11.830 9
                      12/31/2005              11.830              12.319 19
                      12/31/2006              12.319              12.638 13
                      12/31/2007              12.638              13.418 12
                      12/31/2008              13.418              11.068 21
                      12/31/2009              11.068              13.189 9
RWDE 5  2.15%
                      12/31/2004              N/A              11.818 6
                      12/31/2005              11.818              12.288 4
                      12/31/2006              12.288              12.588 4
                      12/31/2007              12.588              13.344 4
                      12/31/2008              13.344              10.991 9
                      12/31/2009              10.991              13.078 4
RWDE 7  2.05%
                      12/31/2004              N/A              11.826 5
                      12/31/2005              11.826              12.309 6
                      12/31/2006              12.309              12.621 3
                      12/31/2007              12.621              13.393 2
                      12/31/2008              13.393              11.042 0
                      12/31/2009              11.042              13.152 0
RWDE 8  2.55%
                      12/31/2004              N/A              11.787 5
                      12/31/2005              11.787              12.206 8
                      12/31/2006              12.206              12.454 4
                      12/31/2007              12.454              13.150 4
                      12/31/2008              13.150              10.787 2
                      12/31/2009              10.787              12.784 2

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

60

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 1  1.65%
                      12/31/2004              N/A              11.858 69
                      12/31/2005              11.858              12.391 125
                      12/31/2006              12.391              12.757 106
                      12/31/2007              12.757              13.592 96
                      12/31/2008              13.592              11.251 160
                      12/31/2009              11.251              13.454 91
RWDT 2  1.95%
                      12/31/2004              N/A              11.834 59
                      12/31/2005              11.834              12.329 61
                      12/31/2006              12.329              12.655 27
                      12/31/2007              12.655              13.443 15
                      12/31/2008              13.443              11.094 18
                      12/31/2009              11.094              13.227 28
RWDT 5  1.90%
                      12/31/2004              N/A              11.838 6
                      12/31/2005              11.838              12.339 16
                      12/31/2006              12.339              12.672 15
                      12/31/2007              12.672              13.467 14
                      12/31/2008              13.467              11.120 24
                      12/31/2009              11.120              13.264 15
RWDT 6  2.40%
                      12/31/2004              N/A              11.798 328
                      12/31/2005              11.798              12.237 967
                      12/31/2006              12.237              12.504 846
                      12/31/2007              12.504              13.222 631
                      12/31/2008              13.222              10.863 699
                      12/31/2009              10.863              12.893 678
RWDT 7  1.85%
                      12/31/2004              N/A              11.842 1
                      12/31/2005              11.842              12.350 1
                      12/31/2006              12.350              12.689 0
                      12/31/2007              12.689              13.492 0
                      12/31/2008              13.492              11.146 0
                      12/31/2009              11.146              13.302 0
RWDT 8  2.35%
                      12/31/2004              N/A              11.802 14
                      12/31/2005              11.802              12.247 4
                      12/31/2006              12.247              12.521 4
                      12/31/2007              12.521              13.247 3
                      12/31/2008              13.247              10.888 3
                      12/31/2009              10.888              12.930 2
PIMCO VIT CommodityRealReturn Strategy Portfolio
RWDE 1  1.85%
                      12/31/2005              N/A              11.003 11
                      12/31/2006              11.003              10.467 47
                      12/31/2007              10.467              12.662 33
                      12/31/2008              12.662              6.987 33
                      12/31/2009              6.987              9.707 39
RWDE 2  1.95%
                      12/31/2005              N/A              10.996 15
                      12/31/2006              10.996              10.450 4
                      12/31/2007              10.450              12.629 3
                      12/31/2008              12.629              6.961 11
                      12/31/2009              6.961              9.662 10

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2005              N/A              10.981 110
                      12/31/2006              10.981              10.415 147
                      12/31/2007              10.415              12.561 87
                      12/31/2008              12.561              6.910 117
                      12/31/2009              6.910              9.572 149
RWDE 4  2.00%
                      12/31/2005              N/A              10.992 4
                      12/31/2006              10.992              10.441 7
                      12/31/2007              10.441              12.612 8
                      12/31/2008              12.612              6.948 39
                      12/31/2009              6.948              9.639 52
RWDE 5  2.15%
                      12/31/2005              N/A              10.981 3
                      12/31/2006              10.981              10.415 2
                      12/31/2007              10.415              12.561 2
                      12/31/2008              12.561              6.910 10
                      12/31/2009              6.910              9.572 2
RWDE 7  2.05%
                      12/31/2005              N/A              10.988 0
                      12/31/2006              10.988              10.433 0
                      12/31/2007              10.433              12.595 0
                      12/31/2008              12.595              6.935 0
                      12/31/2009              6.935              9.617 0
RWDE 8  2.55%
                      12/31/2005              N/A              10.952 2
                      12/31/2006              10.952              10.346 5
                      12/31/2007              10.346              12.428 2
                      12/31/2008              12.428              6.809 5
                      12/31/2009              6.809              9.394 15
RWDT 1  1.65%
                      12/31/2005              N/A              11.018 25
                      12/31/2006              11.018              10.502 83
                      12/31/2007              10.502              12.730 97
                      12/31/2008              12.730              7.038 118
                      12/31/2009              7.038              9.798 156
RWDT 2  1.95%
                      12/31/2005              N/A              10.996 49
                      12/31/2006              10.996              10.450 47
                      12/31/2007              10.450              12.629 50
                      12/31/2008              12.629              6.961 84
                      12/31/2009              6.961              9.662 92
RWDT 5  1.90%
                      12/31/2005              N/A              11.000 4
                      12/31/2006              11.000              10.459 3
                      12/31/2007              10.459              12.645 4
                      12/31/2008              12.645              6.974 11
                      12/31/2009              6.974              9.684 10
RWDT 6  2.40%
                      12/31/2005              N/A              10.963 321
                      12/31/2006              10.963              10.372 519
                      12/31/2007              10.372              12.478 768
                      12/31/2008              12.478              6.847 890
                      12/31/2009              6.847              9.460 1132

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

61

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2005              N/A              11.003 0
                      12/31/2006              11.003              10.467 0
                      12/31/2007              10.467              12.662 0
                      12/31/2008              12.662              6.987 0
                      12/31/2009              6.987              9.707 0
RWDT 8  2.35%
                      12/31/2005              N/A              10.966 0
                      12/31/2006              10.966              10.380 13
                      12/31/2007              10.380              12.494 13
                      12/31/2008              12.494              6.859 1
                      12/31/2009              6.859              9.483 3
PIMCO VIT Emerging Markets Bond Portfolio
RWDE 1  1.85%
                      12/31/2005              N/A              10.895 0
                      12/31/2006              10.895              11.687 3
                      12/31/2007              11.687              12.140 12
                      12/31/2008              12.140              10.178 9
                      12/31/2009              10.178              13.047 19
RWDE 2  1.95%
                      12/31/2005              N/A              10.887 0
                      12/31/2006              10.887              11.668 0
                      12/31/2007              11.668              12.108 2
                      12/31/2008              12.108              10.140 3
                      12/31/2009              10.140              12.986 3
RWDE 3  2.15%
                      12/31/2005              N/A              10.873 23
                      12/31/2006              10.873              11.629 31
                      12/31/2007              11.629              12.043 29
                      12/31/2008              12.043              10.066 23
                      12/31/2009              10.066              12.865 42
RWDE 4  2.00%
                      12/31/2005              N/A              10.884 0
                      12/31/2006              10.884              11.658 2
                      12/31/2007              11.658              12.091 2
                      12/31/2008              12.091              10.122 3
                      12/31/2009              10.122              12.956 12
RWDE 5  2.15%
                      12/31/2005              N/A              10.873 1
                      12/31/2006              10.873              11.629 2
                      12/31/2007              11.629              12.043 2
                      12/31/2008              12.043              10.066 2
                      12/31/2009              10.066              12.865 2
RWDE 7  2.05%
                      12/31/2005              N/A              10.880 0
                      12/31/2006              10.880              11.649 0
                      12/31/2007              11.649              12.075 0
                      12/31/2008              12.075              10.103 0
                      12/31/2009              10.103              12.925 0
RWDE 8  2.55%
                      12/31/2005              N/A              10.843 3
                      12/31/2006              10.843              11.552 2
                      12/31/2007              11.552              11.915 2
                      12/31/2008              11.915              9.919 0
                      12/31/2009              9.919              12.627 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 1  1.65%
                      12/31/2005              N/A              10.909 4
                      12/31/2006              10.909              11.727 10
                      12/31/2007              11.727              12.205 11
                      12/31/2008              12.205              10.253 16
                      12/31/2009              10.253              13.170 30
RWDT 2  1.95%
                      12/31/2005              N/A              10.887 4
                      12/31/2006              10.887              11.668 8
                      12/31/2007              11.668              12.108 17
                      12/31/2008              12.108              10.140 17
                      12/31/2009              10.140              12.986 20
RWDT 5  1.90%
                      12/31/2005              N/A              10.891 3
                      12/31/2006              10.891              11.678 7
                      12/31/2007              11.678              12.124 7
                      12/31/2008              12.124              10.159 7
                      12/31/2009              10.159              13.016 6
RWDT 6  2.40%
                      12/31/2005              N/A              10.854 115
                      12/31/2006              10.854              11.581 234
                      12/31/2007              11.581              11.963 303
                      12/31/2008              11.963              9.974 294
                      12/31/2009              9.974              12.716 425
RWDT 7  1.85%
                      12/31/2005              N/A              10.895 0
                      12/31/2006              10.895              11.687 0
                      12/31/2007              11.687              12.140 0
                      12/31/2008              12.140              10.178 1
                      12/31/2009              10.178              13.047 1
RWDT 8  2.35%
                      12/31/2005              N/A              10.858 1
                      12/31/2006              10.858              11.590 0
                      12/31/2007              11.590              11.979 0
                      12/31/2008              11.979              9.992 0
                      12/31/2009              9.992              12.745 1
PIMCO VIT Global Bond Portfolio (Unhedged)
RWDE 1  1.85%
                      12/31/2005              N/A              9.321 0
                      12/31/2006              9.321              9.576 3
                      12/31/2007              9.576              10.315 7
                      12/31/2008              10.315              10.040 14
                      12/31/2009              10.040              11.518 16
RWDE 2  1.95%
                      12/31/2005              N/A              9.314 0
                      12/31/2006              9.314              9.560 0
                      12/31/2007              9.560              10.288 1
                      12/31/2008              10.288              10.003 2
                      12/31/2009              10.003              11.465 2
RWDE 3  2.15%
                      12/31/2005              N/A              9.302 32
                      12/31/2006              9.302              9.528 36
                      12/31/2007              9.528              10.233 26
                      12/31/2008              10.233              9.930 78
                      12/31/2009              9.930              11.358 85

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

62

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 4  2.00%
                      12/31/2005              N/A              9.311 5
                      12/31/2006              9.311              9.552 6
                      12/31/2007              9.552              10.274 13
                      12/31/2008              10.274              9.985 22
                      12/31/2009              9.985              11.438 18
RWDE 5  2.15%
                      12/31/2005              N/A              9.302 9
                      12/31/2006              9.302              9.528 13
                      12/31/2007              9.528              10.233 13
                      12/31/2008              10.233              9.930 18
                      12/31/2009              9.930              11.358 17
RWDE 7  2.05%
                      12/31/2005              N/A              9.308 0
                      12/31/2006              9.308              9.544 0
                      12/31/2007              9.544              10.260 2
                      12/31/2008              10.260              9.967 2
                      12/31/2009              9.967              11.411 2
RWDE 8  2.55%
                      12/31/2005              N/A              9.277 0
                      12/31/2006              9.277              9.465 0
                      12/31/2007              9.465              10.124 0
                      12/31/2008              10.124              9.785 1
                      12/31/2009              9.785              11.147 1
RWDT 1  1.65%
                      12/31/2005              N/A              9.333 8
                      12/31/2006              9.333              9.608 54
                      12/31/2007              9.608              10.371 112
                      12/31/2008              10.371              10.114 136
                      12/31/2009              10.114              11.627 113
RWDT 2  1.95%
                      12/31/2005              N/A              9.314 2
                      12/31/2006              9.314              9.560 12
                      12/31/2007              9.560              10.288 17
                      12/31/2008              10.288              10.003 48
                      12/31/2009              10.003              11.465 34
RWDT 5  1.90%
                      12/31/2005              N/A              9.318 5
                      12/31/2006              9.318              9.568 15
                      12/31/2007              9.568              10.302 17
                      12/31/2008              10.302              10.022 23
                      12/31/2009              10.022              11.492 24
RWDT 6  2.40%
                      12/31/2005              N/A              9.286 54
                      12/31/2006              9.286              9.488 137
                      12/31/2007              9.488              10.165 490
                      12/31/2008              10.165              9.839 620
                      12/31/2009              9.839              11.226 516
RWDT 7  1.85%
                      12/31/2005              N/A              9.321 0
                      12/31/2006              9.321              9.576 0
                      12/31/2007              9.576              10.315 0
                      12/31/2008              10.315              10.040 0
                      12/31/2009              10.040              11.518 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2005              N/A              9.289 0
                      12/31/2006              9.289              9.496 0
                      12/31/2007              9.496              10.178 0
                      12/31/2008              10.178              9.857 0
                      12/31/2009              9.857              11.252 0
PIMCO VIT Global Multi-Asset Portfolio
RWDE 1  1.85%
                      12/31/2009              N/A              10.002 0
RWDE 2  1.95%
                      12/31/2009              N/A              10.000 0
RWDE 3  2.15%
                      12/31/2009              N/A              9.996 19
RWDE 4  2.00%
                      12/31/2009              N/A              9.999 0
RWDE 5  2.15%
                      12/31/2009              N/A              9.996 0
RWDE 7  2.05%
                      12/31/2009              N/A              9.998 0
RWDE 8  2.55%
                      12/31/2009              N/A              9.989 0
RWDT 1  1.65%
                      12/31/2009              N/A              10.006 0
RWDT 2  1.95%
                      12/31/2009              N/A              10.000 0
RWDT 5  1.90%
                      12/31/2009              N/A              10.001 0
RWDT 6  2.40%
                      12/31/2009              N/A              9.991 10
RWDT 7  1.85%
                      12/31/2009              N/A              10.002 0
RWDT 8  2.35%
                      12/31/2009              N/A              9.992 0
PIMCO VIT High Yield Portfolio
RWDE 1  1.85%
                      12/31/2000              N/A              9.453 2
                      12/31/2001              9.453              9.498 46
                      12/31/2002              9.498              9.211 110
                      12/31/2003              9.211              11.113 134
                      12/31/2004              11.113              11.952 119
                      12/31/2005              11.952              12.218 112
                      12/31/2006              12.218              13.087 97
                      12/31/2007              13.087              13.297 71
                      12/31/2008              13.297              9.980 56
                      12/31/2009              9.980              13.758 66
RWDE 2  1.95%
                      12/31/2002              N/A              9.184 9
                      12/31/2003              9.184              11.070 57
                      12/31/2004              11.070              11.894 52
                      12/31/2005              11.894              12.146 57
                      12/31/2006              12.146              12.997 45
                      12/31/2007              12.997              13.192 41
                      12/31/2008              13.192              9.891 35
                      12/31/2009              9.891              13.622 34

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

63

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2002              N/A              9.131 71
                      12/31/2003              9.131              10.984 493
                      12/31/2004              10.984              11.777 462
                      12/31/2005              11.777              12.003 403
                      12/31/2006              12.003              12.818 341
                      12/31/2007              12.818              12.984 275
                      12/31/2008              12.984              9.716 231
                      12/31/2009              9.716              13.354 229
RWDE 4  2.00%
                      12/31/2003              N/A              11.048 23
                      12/31/2004              11.048              11.865 78
                      12/31/2005              11.865              12.110 116
                      12/31/2006              12.110              12.952 117
                      12/31/2007              12.952              13.140 63
                      12/31/2008              13.140              9.847 53
                      12/31/2009              9.847              13.555 60
RWDE 5  2.15%
                      12/31/2003              N/A              10.984 0
                      12/31/2004              10.984              11.777 15
                      12/31/2005              11.777              12.003 20
                      12/31/2006              12.003              12.818 20
                      12/31/2007              12.818              12.984 19
                      12/31/2008              12.984              9.716 16
                      12/31/2009              9.716              13.354 18
RWDE 7  2.05%
                      12/31/2003              N/A              11.027 0
                      12/31/2004              11.027              11.835 0
                      12/31/2005              11.835              12.074 1
                      12/31/2006              12.074              12.907 1
                      12/31/2007              12.907              13.088 0
                      12/31/2008              13.088              9.803 0
                      12/31/2009              9.803              13.487 0
RWDE 8  2.55%
                      12/31/2003              N/A              10.813 13
                      12/31/2004              10.813              11.548 14
                      12/31/2005              11.548              11.722 14
                      12/31/2006              11.722              12.468 9
                      12/31/2007              12.468              12.579 6
                      12/31/2008              12.579              9.375 6
                      12/31/2009              9.375              12.835 6
RWDT 1  1.65%
                      12/31/2000              N/A              9.471 14
                      12/31/2001              9.471              9.535 77
                      12/31/2002              9.535              9.265 186
                      12/31/2003              9.265              11.201 420
                      12/31/2004              11.201              12.071 346
                      12/31/2005              12.071              12.363 291
                      12/31/2006              12.363              13.269 289
                      12/31/2007              13.269              13.509 173
                      12/31/2008              13.509              10.159 148
                      12/31/2009              10.159              14.034 182

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2002              N/A              9.184 91
                      12/31/2003              9.184              11.070 222
                      12/31/2004              11.070              11.894 218
                      12/31/2005              11.894              12.146 178
                      12/31/2006              12.146              12.997 146
                      12/31/2007              12.997              13.192 116
                      12/31/2008              13.192              9.891 116
                      12/31/2009              9.891              13.622 111
RWDT 5  1.90%
                      12/31/2003              N/A              11.092 10
                      12/31/2004              11.092              11.923 41
                      12/31/2005              11.923              12.182 57
                      12/31/2006              12.182              13.042 52
                      12/31/2007              13.042              13.244 39
                      12/31/2008              13.244              9.935 37
                      12/31/2009              9.935              13.690 41
RWDT 6  2.40%
                      12/31/2003              N/A              10.876 253
                      12/31/2004              10.876              11.633 653
                      12/31/2005              11.633              11.827 930
                      12/31/2006              11.827              12.598 1047
                      12/31/2007              12.598              12.730 902
                      12/31/2008              12.730              9.502 935
                      12/31/2009              9.502              13.027 1193
RWDT 7  1.85%
                      12/31/2003              N/A              11.113 9
                      12/31/2004              11.113              11.952 5
                      12/31/2005              11.952              12.218 3
                      12/31/2006              12.218              13.087 0
                      12/31/2007              13.087              13.297 0
                      12/31/2008              13.297              9.980 0
                      12/31/2009              9.980              13.758 0
RWDT 8  2.35%
                      12/31/2003              N/A              10.898 8
                      12/31/2004              10.898              11.662 13
                      12/31/2005              11.662              11.862 12
                      12/31/2006              11.862              12.642 10
                      12/31/2007              12.642              12.780 9
                      12/31/2008              12.780              9.544 6
                      12/31/2009              9.544              13.092 4
PIMCO VIT Real Return Portfolio
RWDE 1  1.85%
                      12/31/2003              N/A              10.484 33
                      12/31/2004              10.484              11.210 54
                      12/31/2005              11.210              11.236 101
                      12/31/2006              11.236              11.109 90
                      12/31/2007              11.109              12.068 97
                      12/31/2008              12.068              11.010 89
                      12/31/2009              11.010              12.796 91
RWDE 2  1.95%
                      12/31/2003              N/A              10.477 7
                      12/31/2004              10.477              11.191 10
                      12/31/2005              11.191              11.206 11
                      12/31/2006              11.206              11.068 12
                      12/31/2007              11.068              12.011 13
                      12/31/2008              12.011              10.948 7
                      12/31/2009              10.948              12.711 10

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

64

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2003              N/A              10.463 117
                      12/31/2004              10.463              11.153 152
                      12/31/2005              11.153              11.146 128
                      12/31/2006              11.146              10.987 92
                      12/31/2007              10.987              11.900 91
                      12/31/2008              11.900              10.824 140
                      12/31/2009              10.824              12.543 178
RWDE 4  2.00%
                      12/31/2003              N/A              10.474 59
                      12/31/2004              10.474              11.182 102
                      12/31/2005              11.182              11.191 76
                      12/31/2006              11.191              11.048 93
                      12/31/2007              11.048              11.983 97
                      12/31/2008              11.983              10.917 121
                      12/31/2009              10.917              12.669 133
RWDE 5  2.15%
                      12/31/2003              N/A              10.463 2
                      12/31/2004              10.463              11.153 11
                      12/31/2005              11.153              11.146 15
                      12/31/2006              11.146              10.987 18
                      12/31/2007              10.987              11.900 14
                      12/31/2008              11.900              10.824 14
                      12/31/2009              10.824              12.543 16
RWDE 7  2.05%
                      12/31/2003              N/A              10.470 0
                      12/31/2004              10.470              11.172 3
                      12/31/2005              11.172              11.176 2
                      12/31/2006              11.176              11.028 2
                      12/31/2007              11.028              11.955 3
                      12/31/2008              11.955              10.886 5
                      12/31/2009              10.886              12.627 10
RWDE 8  2.55%
                      12/31/2003              N/A              10.435 9
                      12/31/2004              10.435              11.079 9
                      12/31/2005              11.079              11.027 7
                      12/31/2006              11.027              10.827 5
                      12/31/2007              10.827              11.679 1
                      12/31/2008              11.679              10.581 1
                      12/31/2009              10.581              12.212 3
RWDT 1  1.65%
                      12/31/2003              N/A              10.499 84
                      12/31/2004              10.499              11.247 201
                      12/31/2005              11.247              11.296 215
                      12/31/2006              11.296              11.191 164
                      12/31/2007              11.191              12.181 157
                      12/31/2008              12.181              11.136 152
                      12/31/2009              11.136              12.968 146
RWDT 2  1.95%
                      12/31/2003              N/A              10.477 41
                      12/31/2004              10.477              11.191 87
                      12/31/2005              11.191              11.206 80
                      12/31/2006              11.206              11.068 61
                      12/31/2007              11.068              12.011 54
                      12/31/2008              12.011              10.948 51
                      12/31/2009              10.948              12.711 120

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 5  1.90%
                      12/31/2003              N/A              10.481 24
                      12/31/2004              10.481              11.200 61
                      12/31/2005              11.200              11.221 88
                      12/31/2006              11.221              11.089 85
                      12/31/2007              11.089              12.039 76
                      12/31/2008              12.039              10.979 74
                      12/31/2009              10.979              12.754 72
RWDT 6  2.40%
                      12/31/2003              N/A              10.446 264
                      12/31/2004              10.446              11.107 1108
                      12/31/2005              11.107              11.072 1570
                      12/31/2006              11.072              10.887 1490
                      12/31/2007              10.887              11.761 1655
                      12/31/2008              11.761              10.672 1545
                      12/31/2009              10.672              12.335 1526
RWDT 7  1.85%
                      12/31/2003              N/A              10.484 0
                      12/31/2004              10.484              11.210 0
                      12/31/2005              11.210              11.236 0
                      12/31/2006              11.236              11.109 0
                      12/31/2007              11.109              12.068 0
                      12/31/2008              12.068              11.010 0
                      12/31/2009              11.010              12.796 0
RWDT 8  2.35%
                      12/31/2003              N/A              10.449 3
                      12/31/2004              10.449              11.116 25
                      12/31/2005              11.116              11.086 24
                      12/31/2006              11.086              10.907 20
                      12/31/2007              10.907              11.789 16
                      12/31/2008              11.789              10.702 15
                      12/31/2009              10.702              12.376 15
PIMCO VIT Total Return Portfolio
RWDE 1  1.85%
                      12/31/2000              N/A              10.634 3
                      12/31/2001              10.634              11.314 310
                      12/31/2002              11.314              12.115 906
                      12/31/2003              12.115              12.493 754
                      12/31/2004              12.493              12.863 554
                      12/31/2005              12.863              12.938 503
                      12/31/2006              12.938              13.190 415
                      12/31/2007              13.190              14.081 374
                      12/31/2008              14.081              14.486 303
                      12/31/2009              14.486              16.222 297
RWDE 2  1.95%
                      12/31/2002              N/A              12.079 77
                      12/31/2003              12.079              12.444 165
                      12/31/2004              12.444              12.800 140
                      12/31/2005              12.800              12.861 131
                      12/31/2006              12.861              13.099 115
                      12/31/2007              13.099              13.970 82
                      12/31/2008              13.970              14.358 79
                      12/31/2009              14.358              16.062 80

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

65

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 3  2.15%
                      12/31/2002              N/A              12.009 317
                      12/31/2003              12.009              12.347 1183
                      12/31/2004              12.347              12.674 1073
                      12/31/2005              12.674              12.710 924
                      12/31/2006              12.710              12.919 843
                      12/31/2007              12.919              13.751 776
                      12/31/2008              13.751              14.104 770
                      12/31/2009              14.104              15.746 787
RWDE 4  2.00%
                      12/31/2003              N/A              12.360 70
                      12/31/2004              12.360              12.707 173
                      12/31/2005              12.707              12.762 153
                      12/31/2006              12.762              12.991 143
                      12/31/2007              12.991              13.848 220
                      12/31/2008              13.848              14.225 212
                      12/31/2009              14.225              15.905 184
RWDE 5  2.15%
                      12/31/2003              N/A              12.347 7
                      12/31/2004              12.347              12.674 36
                      12/31/2005              12.674              12.710 42
                      12/31/2006              12.710              12.919 44
                      12/31/2007              12.919              13.751 35
                      12/31/2008              13.751              14.104 34
                      12/31/2009              14.104              15.746 37
RWDE 7  2.05%
                      12/31/2003              N/A              12.395 13
                      12/31/2004              12.395              12.737 13
                      12/31/2005              12.737              12.785 12
                      12/31/2006              12.785              13.009 6
                      12/31/2007              13.009              13.860 13
                      12/31/2008              13.860              14.230 18
                      12/31/2009              14.230              15.903 21
RWDE 8  2.55%
                      12/31/2003              N/A              12.155 18
                      12/31/2004              12.155              12.427 22
                      12/31/2005              12.427              12.412 17
                      12/31/2006              12.412              12.567 17
                      12/31/2007              12.567              13.322 14
                      12/31/2008              13.322              13.609 14
                      12/31/2009              13.609              15.133 15
RWDT 1  1.65%
                      12/31/2000              N/A              10.653 117
                      12/31/2001              10.653              11.358 568
                      12/31/2002              11.358              12.186 1405
                      12/31/2003              12.186              12.591 1339
                      12/31/2004              12.591              12.990 1130
                      12/31/2005              12.990              13.092 1025
                      12/31/2006              13.092              13.374 978
                      12/31/2007              13.374              14.306 931
                      12/31/2008              14.306              14.747 813
                      12/31/2009              14.747              16.547 802

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 2  1.95%
                      12/31/2002              N/A              12.079 160
                      12/31/2003              12.079              12.444 621
                      12/31/2004              12.444              12.800 582
                      12/31/2005              12.800              12.861 528
                      12/31/2006              12.861              13.099 504
                      12/31/2007              13.099              13.970 400
                      12/31/2008              13.970              14.358 446
                      12/31/2009              14.358              16.062 412
RWDT 5  1.90%
                      12/31/2003              N/A              12.468 35
                      12/31/2004              12.468              12.831 75
                      12/31/2005              12.831              12.899 114
                      12/31/2006              12.899              13.145 98
                      12/31/2007              13.145              14.026 88
                      12/31/2008              14.026              14.422 95
                      12/31/2009              14.422              16.142 95
RWDT 6  2.40%
                      12/31/2003              N/A              12.226 308
                      12/31/2004              12.226              12.519 960
                      12/31/2005              12.519              12.523 1264
                      12/31/2006              12.523              12.698 1534
                      12/31/2007              12.698              13.481 1457
                      12/31/2008              13.481              13.792 2054
                      12/31/2009              13.792              15.360 2256
RWDT 7  1.85%
                      12/31/2003              N/A              12.493 4
                      12/31/2004              12.493              12.863 6
                      12/31/2005              12.863              12.938 2
                      12/31/2006              12.938              13.190 1
                      12/31/2007              13.190              14.081 1
                      12/31/2008              14.081              14.486 1
                      12/31/2009              14.486              16.222 0
RWDT 8  2.35%
                      12/31/2003              N/A              12.250 43
                      12/31/2004              12.250              12.550 48
                      12/31/2005              12.550              12.560 42
                      12/31/2006              12.560              12.742 40
                      12/31/2007              12.742              13.535 37
                      12/31/2008              13.535              13.854 29
                      12/31/2009              13.854              15.437 30
Seligman Smaller-Cap Value Portfolio
RWDE 1  1.85%
                      12/31/2000              N/A              13.616 16
                      12/31/2001              13.616              16.509 149
                      12/31/2002              16.509              13.716 206
                      12/31/2003              13.716              20.189 197
                      12/31/2004              20.189              23.772 168
                      12/31/2005              23.772              22.409 135
                      12/31/2006              22.409              26.673 108
                      12/31/2007              26.673              27.266 98
                      12/31/2008              27.266              16.184 63
                      12/31/2009              16.184              21.521 57

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

66

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 2  1.95%
                      12/31/2002              N/A              13.676 11
                      12/31/2003              13.676              20.110 32
                      12/31/2004              20.110              23.655 20
                      12/31/2005              23.655              22.276 15
                      12/31/2006              22.276              26.489 13
                      12/31/2007              26.489              27.051 13
                      12/31/2008              27.051              16.040 12
                      12/31/2009              16.040              21.309 12
RWDE 3  2.15%
                      12/31/2002              N/A              13.596 78
                      12/31/2003              13.596              19.953 609
                      12/31/2004              19.953              23.423 571
                      12/31/2005              23.423              22.014 358
                      12/31/2006              22.014              26.125 292
                      12/31/2007              26.125              26.626 250
                      12/31/2008              26.626              15.756 230
                      12/31/2009              15.756              20.890 206
RWDE 4  2.00%
                      12/31/2003              N/A              20.070 25
                      12/31/2004              20.070              23.597 40
                      12/31/2005              23.597              22.211 34
                      12/31/2006              22.211              26.398 28
                      12/31/2007              26.398              26.944 27
                      12/31/2008              26.944              15.969 20
                      12/31/2009              15.969              21.203 19
RWDE 5  2.15%
                      12/31/2003              N/A              19.953 1
                      12/31/2004              19.953              23.423 1
                      12/31/2005              23.423              22.014 0
                      12/31/2006              22.014              26.125 0
                      12/31/2007              26.125              26.626 0
                      12/31/2008              26.626              15.756 0
                      12/31/2009              15.756              20.890 0
RWDE 7  2.05%
                      12/31/2003              N/A              20.031 7
                      12/31/2004              20.031              23.539 3
                      12/31/2005              23.539              22.145 1
                      12/31/2006              22.145              26.307 1
                      12/31/2007              26.307              26.838 1
                      12/31/2008              26.838              15.898 1
                      12/31/2009              15.898              21.098 1
RWDE 8  2.55%
                      12/31/2003              N/A              19.642 14
                      12/31/2004              19.642              22.967 17
                      12/31/2005              22.967              21.499 12
                      12/31/2006              21.499              25.412 4
                      12/31/2007              25.412              25.795 3
                      12/31/2008              25.795              15.204 3
                      12/31/2009              15.204              20.077 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 1  1.65%
                      12/31/2000              N/A              13.641 76
                      12/31/2001              13.641              16.572 328
                      12/31/2002              16.572              13.796 371
                      12/31/2003              13.796              20.347 384
                      12/31/2004              20.347              24.007 320
                      12/31/2005              24.007              22.675 238
                      12/31/2006              22.675              27.044 191
                      12/31/2007              27.044              27.702 166
                      12/31/2008              27.702              16.475 133
                      12/31/2009              16.475              21.953 115
RWDT 2  1.95%
                      12/31/2002              N/A              13.676 54
                      12/31/2003              13.676              20.110 232
                      12/31/2004              20.110              23.655 204
                      12/31/2005              23.655              22.276 159
                      12/31/2006              22.276              26.489 141
                      12/31/2007              26.489              27.051 111
                      12/31/2008              27.051              16.040 99
                      12/31/2009              16.040              21.309 92
RWDT 5  1.90%
                      12/31/2003              N/A              20.149 5
                      12/31/2004              20.149              23.713 7
                      12/31/2005              23.713              22.342 5
                      12/31/2006              22.342              26.581 5
                      12/31/2007              26.581              27.158 4
                      12/31/2008              27.158              16.112 4
                      12/31/2009              16.112              21.415 2
RWDT 6  2.40%
                      12/31/2003              N/A              19.758 122
                      12/31/2004              19.758              23.137 299
                      12/31/2005              23.137              21.691 222
                      12/31/2006              21.691              25.677 188
                      12/31/2007              25.677              26.104 148
                      12/31/2008              26.104              15.409 125
                      12/31/2009              15.409              20.378 114
RWDT 7  1.85%
                      12/31/2003              N/A              20.189 4
                      12/31/2004              20.189              23.772 4
                      12/31/2005              23.772              22.409 4
                      12/31/2006              22.409              26.673 4
                      12/31/2007              26.673              27.266 4
                      12/31/2008              27.266              16.184 4
                      12/31/2009              16.184              21.521 4
RWDT 8  2.35%
                      12/31/2003              N/A              19.797 14
                      12/31/2004              19.797              23.194 18
                      12/31/2005              23.194              21.755 10
                      12/31/2006              21.755              25.766 7
                      12/31/2007              25.766              26.207 6
                      12/31/2008              26.207              15.478 5
                      12/31/2009              15.478              20.479 5

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

67

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
SP International Growth Portfolio
RWDE 1  1.85%
                      12/31/2000              N/A              8.484 0
                      12/31/2001              8.484              5.336 2
                      12/31/2002              5.336              4.042 32
                      12/31/2003              4.042              5.521 34
                      12/31/2004              5.521              6.293 27
                      12/31/2005              6.293              7.154 27
                      12/31/2006              7.154              8.440 24
                      12/31/2007              8.440              9.868 15
                      12/31/2008              9.868              4.796 9
                      12/31/2009              4.796              6.424 9
RWDE 2  1.95%
                      12/31/2002              N/A              4.034 0
                      12/31/2003              4.034              5.504 8
                      12/31/2004              5.504              6.268 8
                      12/31/2005              6.268              7.118 8
                      12/31/2006              7.118              8.389 8
                      12/31/2007              8.389              9.799 8
                      12/31/2008              9.799              4.758 8
                      12/31/2009              4.758              6.366 8
RWDE 3  2.15%
                      12/31/2002              N/A              4.017 19
                      12/31/2003              4.017              5.470 186
                      12/31/2004              5.470              6.217 116
                      12/31/2005              6.217              7.046 79
                      12/31/2006              7.046              8.288 77
                      12/31/2007              8.288              9.662 75
                      12/31/2008              9.662              4.682 79
                      12/31/2009              4.682              6.252 71
RWDE 4  2.00%
                      12/31/2003              N/A              5.496 12
                      12/31/2004              5.496              6.255 23
                      12/31/2005              6.255              7.100 13
                      12/31/2006              7.100              8.363 13
                      12/31/2007              8.363              9.765 27
                      12/31/2008              9.765              4.739 15
                      12/31/2009              4.739              6.338 11
RWDE 5  2.15%
                      12/31/2003              N/A              5.470 2
                      12/31/2004              5.470              6.217 15
                      12/31/2005              6.217              7.046 14
                      12/31/2006              7.046              8.288 13
                      12/31/2007              8.288              9.662 13
                      12/31/2008              9.662              4.682 13
                      12/31/2009              4.682              6.252 10
RWDE 7  2.05%
                      12/31/2003              N/A              5.487 0
                      12/31/2004              5.487              6.242 0
                      12/31/2005              6.242              7.082 0
                      12/31/2006              7.082              8.338 0
                      12/31/2007              8.338              9.730 0
                      12/31/2008              9.730              4.720 0
                      12/31/2009              4.720              6.309 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 8  2.55%
                      12/31/2003              N/A              5.404 0
                      12/31/2004              5.404              6.117 0
                      12/31/2005              6.117              6.905 0
                      12/31/2006              6.905              8.090 0
                      12/31/2007              8.090              9.393 0
                      12/31/2008              9.393              4.534 0
                      12/31/2009              4.534              6.030 0
RWDT 1  1.65%
                      12/31/2000              N/A              8.484 0
                      12/31/2001              8.484              5.347 41
                      12/31/2002              5.347              4.058 87
                      12/31/2003              4.058              5.554 260
                      12/31/2004              5.554              6.344 92
                      12/31/2005              6.344              7.226 82
                      12/31/2006              7.226              8.542 73
                      12/31/2007              8.542              10.008 66
                      12/31/2008              10.008              4.874 67
                      12/31/2009              4.874              6.542 68
RWDT 2  1.95%
                      12/31/2002              N/A              4.034 4
                      12/31/2003              4.034              5.504 117
                      12/31/2004              5.504              6.268 70
                      12/31/2005              6.268              7.118 30
                      12/31/2006              7.118              8.389 24
                      12/31/2007              8.389              9.799 29
                      12/31/2008              9.799              4.758 29
                      12/31/2009              4.758              6.366 32
RWDT 5  1.90%
                      12/31/2003              N/A              5.512 3
                      12/31/2004              5.512              6.280 8
                      12/31/2005              6.280              7.136 7
                      12/31/2006              7.136              8.414 7
                      12/31/2007              8.414              9.834 5
                      12/31/2008              9.834              4.777 5
                      12/31/2009              4.777              6.395 5
RWDT 6  2.40%
                      12/31/2003              N/A              5.429 147
                      12/31/2004              5.429              6.154 328
                      12/31/2005              6.154              6.958 290
                      12/31/2006              6.958              8.164 267
                      12/31/2007              8.164              9.493 276
                      12/31/2008              9.493              4.589 185
                      12/31/2009              4.589              6.112 177
RWDT 7  1.85%
                      12/31/2003              N/A              5.521 0
                      12/31/2004              5.521              6.293 0
                      12/31/2005              6.293              7.154 0
                      12/31/2006              7.154              8.440 0
                      12/31/2007              8.440              9.868 0
                      12/31/2008              9.868              4.796 0
                      12/31/2009              4.796              6.424 0

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

68

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 8  2.35%
                      12/31/2003              N/A              5.437 7
                      12/31/2004              5.437              6.167 4
                      12/31/2005              6.167              6.975 2
                      12/31/2006              6.975              8.188 1
                      12/31/2007              8.188              9.527 1
                      12/31/2008              9.527              4.607 1
                      12/31/2009              4.607              6.140 1
Templeton Foreign Securities Fund
RWDE 1  1.85%
                      12/31/2001              N/A              16.990 1
                      12/31/2002              16.990              13.583 43
                      12/31/2003              13.583              17.629 47
                      12/31/2004              17.629              20.511 28
                      12/31/2005              20.511              22.184 29
                      12/31/2006              22.184              26.448 24
                      12/31/2007              26.448              29.974 18
                      12/31/2008              29.974              17.543 12
                      12/31/2009              17.543              23.600 10
RWDE 2  1.95%
                      12/31/2002              N/A              13.435 4
                      12/31/2003              13.435              17.420 15
                      12/31/2004              17.420              20.248 11
                      12/31/2005              20.248              21.877 14
                      12/31/2006              21.877              26.057 10
                      12/31/2007              26.057              29.501 10
                      12/31/2008              29.501              17.248 9
                      12/31/2009              17.248              23.181 8
RWDE 3  2.15%
                      12/31/2002              N/A              13.145 48
                      12/31/2003              13.145              17.009 204
                      12/31/2004              17.009              19.731 200
                      12/31/2005              19.731              21.276 214
                      12/31/2006              21.276              25.290 221
                      12/31/2007              25.290              28.575 196
                      12/31/2008              28.575              16.674 153
                      12/31/2009              16.674              22.364 137
RWDE 4  2.00%
                      12/31/2003              N/A              17.318 1
                      12/31/2004              17.318              20.119 6
                      12/31/2005              20.119              21.727 11
                      12/31/2006              21.727              25.865 25
                      12/31/2007              25.865              29.269 14
                      12/31/2008              29.269              17.104 11
                      12/31/2009              17.104              22.976 8
RWDE 5  2.15%
                      12/31/2003              N/A              17.009 0
                      12/31/2004              17.009              19.731 3
                      12/31/2005              19.731              21.276 10
                      12/31/2006              21.276              25.290 11
                      12/31/2007              25.290              28.575 9
                      12/31/2008              28.575              16.674 8
                      12/31/2009              16.674              22.364 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 7  2.05%
                      12/31/2003              N/A              17.214 0
                      12/31/2004              17.214              19.988 0
                      12/31/2005              19.988              21.575 1
                      12/31/2006              21.575              25.671 1
                      12/31/2007              25.671              29.034 1
                      12/31/2008              29.034              16.959 1
                      12/31/2009              16.959              22.769 1
RWDE 8  2.55%
                      12/31/2003              N/A              16.216 0
                      12/31/2004              16.216              18.736 1
                      12/31/2005              18.736              20.122 0
                      12/31/2006              20.122              23.824 1
                      12/31/2007              23.824              26.810 1
                      12/31/2008              26.810              15.581 0
                      12/31/2009              15.581              20.815 0
RWDT 1  1.65%
                      12/31/2001              N/A              17.329 4
                      12/31/2002              17.329              13.881 36
                      12/31/2003              13.881              18.052 45
                      12/31/2004              18.052              21.046 79
                      12/31/2005              21.046              22.807 86
                      12/31/2006              22.807              27.246 95
                      12/31/2007              27.246              30.940 93
                      12/31/2008              30.940              18.145 78
                      12/31/2009              18.145              24.459 80
RWDT 2  1.95%
                      12/31/2002              N/A              13.435 21
                      12/31/2003              13.435              17.420 71
                      12/31/2004              17.420              20.248 80
                      12/31/2005              20.248              21.877 74
                      12/31/2006              21.877              26.057 80
                      12/31/2007              26.057              29.501 63
                      12/31/2008              29.501              17.248 49
                      12/31/2009              17.248              23.181 44
RWDT 5  1.90%
                      12/31/2003              N/A              17.525 2
                      12/31/2004              17.525              20.379 7
                      12/31/2005              20.379              22.030 12
                      12/31/2006              22.030              26.253 17
                      12/31/2007              26.253              29.737 15
                      12/31/2008              29.737              17.395 14
                      12/31/2009              17.395              23.390 13
RWDT 6  2.40%
                      12/31/2003              N/A              16.509 5
                      12/31/2004              16.509              19.103 193
                      12/31/2005              19.103              20.548 415
                      12/31/2006              20.548              24.364 534
                      12/31/2007              24.364              27.459 507
                      12/31/2008              27.459              15.982 446
                      12/31/2009              15.982              21.383 424

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

69

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 7  1.85%
                      12/31/2003              N/A              17.629 0
                      12/31/2004              17.629              20.512 0
                      12/31/2005              20.512              22.184 0
                      12/31/2006              22.184              26.449 0
                      12/31/2007              26.449              29.975 0
                      12/31/2008              29.975              17.543 0
                      12/31/2009              17.543              23.601 0
RWDT 8  2.35%
                      12/31/2003              N/A              16.608 2
                      12/31/2004              16.608              19.227 11
                      12/31/2005              19.227              20.691 12
                      12/31/2006              20.691              24.546 15
                      12/31/2007              24.546              27.679 12
                      12/31/2008              27.679              16.118 9
                      12/31/2009              16.118              21.576 9
Templeton Global Bond Securities Fund
RWDE 1  1.85%
                      12/31/2007              N/A              29.822 0
                      12/31/2008              29.822              31.090 4
                      12/31/2009              31.090              36.222 7
RWDE 2  1.95%
                      12/31/2007              N/A              29.282 0
                      12/31/2008              29.282              30.497 1
                      12/31/2009              30.497              35.496 1
RWDE 3  2.15%
                      12/31/2007              N/A              28.232 14
                      12/31/2008              28.232              29.344 39
                      12/31/2009              29.344              34.086 68
RWDE 4  2.00%
                      12/31/2007              N/A              29.016 20
                      12/31/2008              29.016              30.205 5
                      12/31/2009              30.205              35.138 2
RWDE 5  2.15%
                      12/31/2007              N/A              28.232 0
                      12/31/2008              28.232              29.344 1
                      12/31/2009              29.344              34.086 2
RWDE 7  2.05%
                      12/31/2007              N/A              28.752 0
                      12/31/2008              28.752              29.915 0
                      12/31/2009              29.915              34.783 0
RWDE 8  2.55%
                      12/31/2007              N/A              26.243 1
                      12/31/2008              26.243              27.168 2
                      12/31/2009              27.168              31.431 7
RWDT 1  1.65%
                      12/31/2007              N/A              30.931 6
                      12/31/2008              30.931              32.312 51
                      12/31/2009              32.312              37.721 31
RWDT 2  1.95%
                      12/31/2007              N/A              29.282 13
                      12/31/2008              29.282              30.497 21
                      12/31/2009              30.497              35.496 25
RWDT 5  1.90%
                      12/31/2007              N/A              29.551 2
                      12/31/2008              29.551              30.792 5
                      12/31/2009              30.792              35.857 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 6  2.40%
                      12/31/2007              N/A              26.971 89
                      12/31/2008              26.971              27.964 186
                      12/31/2009              27.964              32.401 255
RWDT 7  1.85%
                      12/31/2007              N/A              29.822 0
                      12/31/2008              29.822              31.090 0
                      12/31/2009              31.090              36.222 0
RWDT 8  2.35%
                      12/31/2007              N/A              27.219 0
                      12/31/2008              27.219              28.235 1
                      12/31/2009              28.235              32.731 0
Templeton Growth Securities Fund
RWDE 1  1.85%
                      12/31/2000              N/A              19.507 8
                      12/31/2001              19.507              18.896 49
                      12/31/2002              18.896              15.120 159
                      12/31/2003              15.120              19.613 153
                      12/31/2004              19.613              22.338 144
                      12/31/2005              22.338              23.873 156
                      12/31/2006              23.873              28.548 134
                      12/31/2007              28.548              28.679 124
                      12/31/2008              28.679              16.237 92
                      12/31/2009              16.237              20.897 81
RWDE 2  1.95%
                      12/31/2002              N/A              14.519 4
                      12/31/2003              14.519              18.814 20
                      12/31/2004              18.814              21.407 20
                      12/31/2005              21.407              22.855 20
                      12/31/2006              22.855              27.303 21
                      12/31/2007              27.303              27.401 26
                      12/31/2008              27.401              15.498 27
                      12/31/2009              15.498              19.926 14
RWDE 3  2.15%
                      12/31/2002              N/A              14.266 71
                      12/31/2003              14.266              18.449 252
                      12/31/2004              18.449              20.949 262
                      12/31/2005              20.949              22.322 279
                      12/31/2006              22.322              26.613 291
                      12/31/2007              26.613              26.655 285
                      12/31/2008              26.655              15.046 217
                      12/31/2009              15.046              19.306 189
RWDE 4  2.00%
                      12/31/2003              N/A              18.722 1
                      12/31/2004              18.722              21.291 18
                      12/31/2005              21.291              22.721 31
                      12/31/2006              22.721              27.129 42
                      12/31/2007              27.129              27.213 57
                      12/31/2008              27.213              15.384 39
                      12/31/2009              15.384              19.769 37
RWDE 5  2.15%
                      12/31/2003              N/A              18.449 0
                      12/31/2004              18.449              20.949 5
                      12/31/2005              20.949              22.322 4
                      12/31/2006              22.322              26.613 6
                      12/31/2007              26.613              26.655 4
                      12/31/2008              26.655              15.046 3
                      12/31/2009              15.046              19.306 3

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Appendix

70

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDE 7  2.05%
                      12/31/2003              N/A              18.631 0
                      12/31/2004              18.631              21.176 1
                      12/31/2005              21.176              22.587 0
                      12/31/2006              22.587              26.956 0
                      12/31/2007              26.956              27.026 0
                      12/31/2008              27.026              15.270 0
                      12/31/2009              15.270              19.614 0
RWDE 8  2.55%
                      12/31/2003              N/A              17.739 8
                      12/31/2004              17.739              20.062 9
                      12/31/2005              20.062              21.292 9
                      12/31/2006              21.292              25.284 15
                      12/31/2007              25.284              25.222 16
                      12/31/2008              25.222              14.180 13
                      12/31/2009              14.180              18.123 4
RWDT 1  1.65%
                      12/31/2000              N/A              19.584 6
                      12/31/2001              19.584              19.009 64
                      12/31/2002              19.009              15.241 165
                      12/31/2003              15.241              19.809 184
                      12/31/2004              19.809              22.607 206
                      12/31/2005              22.607              24.209 192
                      12/31/2006              24.209              29.007 223
                      12/31/2007              29.007              29.199 226
                      12/31/2008              29.199              16.565 152
                      12/31/2009              16.565              21.362 133
RWDT 2  1.95%
                      12/31/2002              N/A              14.519 27
                      12/31/2003              14.519              18.814 94
                      12/31/2004              18.814              21.407 96
                      12/31/2005              21.407              22.855 96
                      12/31/2006              22.855              27.303 123
                      12/31/2007              27.303              27.401 96
                      12/31/2008              27.401              15.498 80
                      12/31/2009              15.498              19.926 85

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
RWDT 5  1.90%
                      12/31/2003              N/A              18.907 1
                      12/31/2004              18.907              21.523 14
                      12/31/2005              21.523              22.990 37
                      12/31/2006              22.990              27.478 51
                      12/31/2007              27.478              27.591 52
                      12/31/2008              27.591              15.614 39
                      12/31/2009              15.614              20.085 38
RWDT 6  2.40%
                      12/31/2003              N/A              18.002 23
                      12/31/2004              18.002              20.390 317
                      12/31/2005              20.390              21.672 694
                      12/31/2006              21.672              25.774 968
                      12/31/2007              25.774              25.750 1171
                      12/31/2008              25.750              14.499 1084
                      12/31/2009              14.499              18.558 1008
RWDT 7  1.85%
                      12/31/2003              N/A              19.000 1
                      12/31/2004              19.000              21.639 1
                      12/31/2005              21.639              23.126 1
                      12/31/2006              23.126              27.655 2
                      12/31/2007              27.655              27.782 2
                      12/31/2008              27.782              15.730 2
                      12/31/2009              15.730              20.244 2
RWDT 8  2.35%
                      12/31/2003              N/A              18.090 8
                      12/31/2004              18.090              20.501 10
                      12/31/2005              20.501              21.801 14
                      12/31/2006              21.801              25.940 9
                      12/31/2007              25.940              25.929 9
                      12/31/2008              25.929              14.607 7
                      12/31/2009              14.607              18.705 5

The Allianz Rewards® Variable Annuity Contract SAI – May 1, 2010
Appendix

71

ITEM 23. FINANCIAL STATEMENTS
KPMG

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Financial Statements
and Supplemental Schedules

December 31, 2009 and 2008

(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, comprehensive income (loss), stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of fixed-maturity securities due to the adoption of new accounting requirements issued by the Financial Accounting Standards Board (FASB), as of January 1, 2009. Also as discussed in note 2 to the consolidated financial statements, the Company adopted new accounting guidance issued by the FASB related to fair value measurements, effective January 1, 2008.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 22, 2010

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2009 and 2008

(In thousands, except share data)

Assets	2009	2008
Investments:
Fixed-maturity securities:
Available-for-sale, at fair value (amortized cost of
$43,306,269 and $35,521,222, respectively)	$44,237,446	$36,726,068
Trading, at fair value (amortized cost of
$5,148,377 and $5,635,460, respectively)	5,147,526	5,162,034
Held to maturity, at amortized cost (fair value of
$1,250,085 and $0, respectively)	1,111,594	—
Mortgage loans on real estate (net of valuation allowances
of $110,735 and $46,397, respectively)	5,426,013	4,838,373
Short-term securities	1,945,630	1,496,911
Derivatives	1,077,453	628,042
Real estate (net of accumulated depreciation of $49,023
and $39,686, respectively)	314,454	322,418
Loans to nonaffiliates	559,757	—
Loans to affiliates	155,533	723,802
Policy loans	173,834	174,599
Equity securities, at fair value:
Available-for-sale (cost of $50,903 and $84, respectively)	52,153	75
Trading (cost of $16,341 and $18,634, respectively)	15,125	12,800
Other invested assets	3,803	3,462
Total investments	60,220,321	50,088,584
Cash	78,919	73,073
Accrued investment income	561,102	542,323
Receivables (net of allowance for uncollectible accounts
of $6,861 and $4,839, respectively)	63,176	168,147
Reinsurance recoverables and receivables	4,007,516	4,096,285
Deferred acquisition costs	6,091,955	8,253,502
Other assets	1,898,702	2,601,858
Assets, exclusive of separate account assets	72,921,691	65,823,772
Separate account assets	15,925,814	11,791,728
Total assets	$88,847,505	$77,615,500

 (Continued)

2

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2009 and 2008

(In thousands, except share data)

Liabilities and Stockholder’s Equity	2009	2008
Policyholder liabilities:
Policy and contract account balances	$60,261,675	$56,585,189
Future policy benefit reserves	4,021,529	4,154,491
Policy and contract claims	219,310	300,221
Unearned premiums	161,740	271,756
Other policyholder funds	216,671	203,355
Total policyholder liabilities	64,880,925	61,515,012
Derivative liability	906,586	535,481
Mortgage notes payable	123,742	129,075
Other liabilities	795,386	580,734
Liabilities, exclusive of separate account liabilities	66,706,639	62,760,302
Separate account liabilities	15,925,814	11,791,728
Total liabilities	82,632,453	74,552,030
Stockholder’s equity:
Class A, Series A preferred stock, $1 par value, 8,909,195
shares authorized, issued, and outstanding; liquidation
preference of $189,366 and $189,366 at December 31, 2009
and 2008, respectively	8,909	8,909
Class A, Series B preferred stock, $1 par value, 10,000,000
shares authorized; 9,994,289 shares issued and outstanding;
liquidation preference of $199,167 and $199,167
at December 31, 2009 and 2008, respectively	9,994	9,994
Common stock, $1 par value, 40,000,000 shares authorized;
20,000,001 shares issued and outstanding
at December 31, 2009 and 2008	20,000	20,000
Loan to parent company	(158,765)	(205,731)
Additional paid-in capital	4,053,371	2,553,371
Retained earnings	1,969,455	344,690
Accumulated other comprehensive income, net of tax	312,088	332,237
Total stockholder’s equity	6,215,052	3,063,470
Total liabilities and stockholder’s equity	$88,847,505	$77,615,500
See accompanying notes to consolidated financial statements.

3

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statement of Operations

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Revenue:
Premiums	$298,123	$300,014	$368,306
Policy fees	791,021	1,016,656	766,367
Premiums and policy fees, ceded	(175,839)	(190,033)	(255,816)
Net premiums and policy fees	913,305	1,126,637	878,857
Interest and similar income, net	3,118,268	2,908,894	2,565,331
Derivative income (loss)	144,619	(1,004,023)	(251,392)
Realized investment gains (losses), net	49,626	(3,918,259)	(710,978)
Fee and commission revenue	147,520	164,335	199,356
Other revenue (loss)	49,154	(13,846)	133,575
Total revenue (loss)	4,422,492	(736,262)	2,814,749
Benefits and expenses:
Policyholder benefits	594,274	818,681	495,082
Change in fair value of annuity embedded derivatives	598,696	696,809	622,509
Benefit recoveries	(421,690)	(329,106)	(429,631)
Net interest credited to account values	1,450,616	1,098,143	1,031,830
Net benefits	2,221,896	2,284,527	1,719,790
Commissions and other agent compensation	840,768	807,565	913,444
General and administrative expenses	662,308	657,096	772,992
Change in deferred acquisition costs, net	165,304	(2,784,064)	(650,735)
Total benefits and expenses	3,890,276	965,124	2,755,491
Income (loss) from operations before income taxes	532,216	(1,701,386)	59,258
Income tax expense (benefit):
Current	26,816	47,043	64,245
Deferred	158,425	(654,033)	(60,259)
Total income tax expense (benefit)	185,241	(606,990)	3,986
Net income (loss)	$346,975	$(1,094,396)	$55,272
Supplemental Disclosures:
Realized investment gains (losses), net:
Total other-than-temporary impairment losses on securities	$(244,265)	(3,580,665)	(773,355)
Portion of loss recognized in other comprehensive income	(981)	—	—
Net impairment losses recognized in realized investment gains (losses), net	(243,284)	(3,580,665)	(773,355)
Other net realized gains (losses)	292,910	(337,594)	62,377
Realized investment gains (losses), net	$49,626	(3,918,259)	(710,978)
See accompanying notes to consolidated financial statements.

4

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Net income (loss)	$346,975	$(1,094,396)	$55,272
Foreign currency translation adjustments, net of tax	6,101	(7,922)	6,520
Unrealized losses on postretirement obligation:
Unrealized net actuarial gains (losses) arising during the period, net of tax (expense) benefit of $(1,208), $966, and $0 in 2009,
2008, and 2007, respectively	2,243	(1,794)	78
(Increase) decrease in unrealized prior service cost arising during the period, net of tax benefit (expense) of $1,220, $(280),
and $606 in 2009, 2008, and 2007, respectively	(2,266)	521	(1,190)
Total unrealized postretirement obligation losses	(23)	(1,273)	(1,112)
Unrealized gains (losses) on fixed-maturity and equity securities:
Unrealized holding gains (losses) arising during the period, net of effect of shadow adjustments of $(2,217,047),
$(107,983), and $(361,836) in 2009, 2008, and 2007,
respectively, and net of tax (expense) benefit of $(681,574),
$1,375,543, and $137,044 in 2009, 2008, and 2007, respectively	1,265,490	(2,554,563)	(253,995)
Change in noncredit-related impairments on securities during the period, net of effect of shadow adjustments of $(32,111)
and net of tax benefit of $(9,870)	18,330	—	—
(Increase) decrease in unrealized holding losses due to
reclassification adjustment for realized (gains) losses
included in net income (loss), net of tax benefit (expense)
of $17,369, $(1,371,390), and $(248,842), in 2009,
2008, and 2007, respectively	(32,257)	2,546,868	462,135
Total unrealized holding gains (losses)	1,251,563	(7,695)	208,140
Total other comprehensive income (loss)	1,257,641	(16,890)	213,548
Total comprehensive income (loss)	$1,604,616	$(1,111,286)	$268,820
See accompanying notes to consolidated financial statements.

5

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	Preferred stock	Common stock	Loan to parent company	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total stockholder’s equity
2007:
Balance, beginning of year	$18,903	$20,000	$ (250,000)	$2,123,371	$1,384,229	$135,579	$3,432,082
Comprehensive income:
Net income	—	—	—	—	55,272	—	55,272
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	208,140	208,140
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(1,112)	(1,112)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	6,520	6,520
Total comprehensive
income							268,820
Adjustment to initially apply
new accounting guidance	—	—	—	—	(415)	—	(415)
Capital contribution	—	—	—	150,000	—	—	150,000
Balance, end of year	$18,903	$20,000	$ (250,000)	$2,273,371	$1,439,086	$349,127	$3,850,487
2008:
Balance, beginning of year	$18,903	$20,000	$ (250,000)	$2,273,371	$1,439,086	$349,127	$3,850,487
Comprehensive loss:
Net loss	—	—	—	—	(1,094,396)	—	(1,094,396)
Net realized loss on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	(7,695)	(7,695)
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(1,273)	(1,273)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	(7,922)	(7,922)
Total comprehensive loss							(1,111,286)
Capital contribution	—	—	—	280,000	—	—	280,000
Payment received on loan	—	—	44,269	—	—	—	44,269
Balance, end of year	$18,903	$20,000	$ (205,731)	$2,553,371	$344,690	$332,237	$3,063,470
2009:
Balance, beginning of year	$18,903	$20,000	$ (205,731)	$2,553,371	$344,690	$332,237	$3,063,470
Comprehensive income:
Net income	—	—	—	—	346,975	—	346,975
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	1,251,563	1,251,563
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(23)	(23)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	6,101	6,101
Total comprehensive income							1,604,616
Capital contribution	—	—	—	1,500,000	—	—	1,500,000
Payment received on loan	—	—	46,966	—	—	—	46,966
Adjustment to initially apply
new investment accounting
guidance, net of
taxes and shadow adjustments	—	—	—	—	1,277,790	(1,277,790)	—
Balance, end of year	$18,903	$20,000	$ (158,765)	$4,053,371	$1,969,455	$312,088	$6,215,052
See accompanying notes to consolidated financial statements.

6

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Cash flows provided by (used in) operating activities:
Net income (loss)	$346,975	$(1,094,396)	$55,272
Adjustments to reconcile net income (loss) to net
cash provided by (used in) operating activities:
Realized investment (gains) losses	(49,626)	3,918,259	711,088
Purchases of trading securities	(143,839)	(840,996)	(2,196,297)
Sale and other redemptions of trading securities	592,616	1,277,531	558,380
Change in annuity-related options, derivatives,
and gross reserves	728,698	(9,261)	347,575
Deferred income tax expense (benefit)	158,425	(654,033)	(60,259)
Charges to policy account balances	(105,353)	(94,450)	(73,808)
Gross interest credited to account balances	1,453,082	1,228,477	1,041,726
Amortization of discount, net	(43,984)	(71,591)	(4,942)
Impairment of goodwill	18,902	1,175	—
Change in:
Accrued investment income	(18,779)	(45,800)	(57,254)
Receivables	107,708	4,104	103,102
Reinsurance recoverables and receivables	88,768	29,991	59,201
Deferred acquisition costs	165,304	(2,784,064)	(650,735)
Future policy benefit reserves	(214,232)	1,107,217	183,321
Policy and contract claims	(80,911)	(17,884)	(86,869)
Other policyholder funds	13,316	(11,193)	21,034
Unearned premiums	(13,353)	47,933	(15,566)
Other assets and liabilities	(162,470)	(236,367)	(130,342)
Other, net	24,423	11,618	(83,644)
Total adjustments	2,518,695	2,860,666	(334,289)
Net cash provided by (used in)
operating activities	$2,865,670	$1,766,270	$(279,017)

 (Continued)

7

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Cash flows provided by (used in) operating activities	$2,865,670	$1,766,270	$(279,017)
Cash flows used in investing activities:
Purchase of available-for-sale fixed-maturity securities	(6,673,005)	(8,247,931)	(5,081,265)
Purchase of held-to-maturity fixed-maturity securities	(1,349,587)	—	—
Purchase of available-for-sale equity securities	(123,298)	—	(80,172)
Purchase of derivative securities	(75,431)	(2,350,592)	(990,171)
Purchase of real estate	(4,679)	(3,360)	(6,667)
Funding of mortgage loans on real estate	(844,400)	(570,887)	(1,296,133)
Sale and other redemptions of fixed-maturity securities	3,225,865	2,399,795	2,092,453
Matured fixed-maturity securities	163,829	217,406	434,999
Sale of equity securities	83,927	14,906	68,230
Sale of derivative securities	211,443	1,368,782	407,686
Sale of real estate	10,443	—	157,179
Repayment of mortgage loans on real estate	99,699	130,544	255,996
Net change in short-term securities	(448,718)	(760,154)	246,611
Purchase of home office property and equipment	(3,468)	(2,324)	(6,638)
Purchase of interest in equity method investees	—	(3,079)	(12,847)
Purchase of subsidiary, net of cash acquired	—	—	(11,655)
Change in loan to affiliate	37,555	11,600	(507,273)
Change in loan to nonaffiliate	(21,601)	—	—
Options (purchased) written, net	(78,767)	958,790	603,961
Other, net	973	12,961	2,545
Net cash used in investing activities	(5,789,220)	(6,823,543)	(3,723,161)
Cash flows provided by financing activities:
Policyholders’ deposits to account balances	6,520,884	5,503,872	5,858,335
Policyholders’ withdrawals from account balances	(5,425,644)	(4,493,703)	(3,309,471)
Policyholders’ net transfers between account balances	341,085	3,741,384	1,278,775
Change in amounts drawn in excess of bank balances	(48,562)	(32,605)	73,617
Capital contribution from parent company	1,500,000	280,000	150,000
Payment received on loan to parent company	46,966	44,269	—
Change in mortgage notes payable	(5,333)	(5,048)	(12,777)
Net cash provided by financing activities	2,929,396	5,038,169	4,038,479
Net change in cash	5,846	(19,104)	36,301
Cash at beginning of year	73,073	92,177	55,876
Cash at end of year	$78,919	$73,073	$92,177
See accompanying notes to consolidated financial statements.

8

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(1)	Organization

Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA or “parent company”), which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

The Company is a life insurance company licensed to sell annuity, comprises accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2009 statutory net premium written, 96%, 2%, and 2% of the Company’s business is annuity, life insurance, and accident and health, respectively. The annuity business comprises fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 66%, 29%, 4%, and 1% of 2009 statutory net premium written, respectively. Life business comprises both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business comprises primarily comprises long-term care (LTC) insurance. During 2009, the Company discontinued selling LTC products. The Company’s primary distribution channels are through independent agents, broker/dealers, banks, and third-party marketing organizations.

(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company’s primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

(c)	Investment Products and Universal Life Business

Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders’ accounts. Policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative

 (Continued)

9

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums, which include unearned revenue reserves (URR), and are recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Derivatives embedded in fixed-indexed and variable products are recorded at fair value and changes in value are included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders’ accounts and claims incurred in excess of the contractholders’ account balance and are included in net interest credited to account values and policyholder benefits, respectively, on the Consolidated Statements of Operations.

(d)	Life and Accident and Health Insurance

Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

(e)	Goodwill

Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in other assets on the Consolidated Balance Sheets.

Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if a triggering event occurs, such as a significant adverse change in the business climate or a decision to sell or dispose of a business unit. The goodwill impairment test follows a two-step process as defined in the Intangibles—Goodwill and Other Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) (ASC 350). In the first step, the fair value of a reporting unit is compared with its carrying value. This process requires judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, and expected revenues and earnings. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the

 (Continued)

10

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss would be recognized in an amount equal to that excess. The carrying value will be reduced to its fair value with a corresponding charge to operations.

(f)	Value of Business Acquired and Other Intangible Assets

The value of insurance in-force purchased is recorded as the VOBA and is reported in other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through general and administrative expenses within the Consolidated Statements of Operations.

Intangible assets are identified by the Company in accordance with the Intangibles—Goodwill and Other Topic of the FASB ASC, which requires an identifiable intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

The Company’s intangible assets include trademarks, agent lists, and noncompete agreements that were acquired as a result of the Company’s ownership in field marketing organizations, and are reported in other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows and are generally amortized over five years using the straight-line method. Also included in the Company’s intangible assets are the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the

 (Continued)

11

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

projected present value of estimated future cash flows and were determined to have an indefinite useful life.

Recoverability of the value of the amortizing intangible assets is assessed under impairment and disposal sections of the Property, Plant, and Equipment Topic of the FASB ASC (ASC 360), which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

Recoverability of the value of the nonamortizing intangible assets is assessed under the Intangibles—Goodwill and Other Topic of the FASB ASC, which states that nonamortizing intangible assets shall be tested for recoverability annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

(g)	Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. DAC is reviewed for recoverability, at least annually, and adjusted when necessary. Recoverability is evaluated separately for fixed-indexed annuities, variable annuities, and life insurance products. Evaluating recoverability is a two-step process where current policy year issues are evaluated, and then in-force policies are evaluated. Before assessing recoverability, DAC is capped, if necessary, such that the balance cannot exceed the original capitalized costs plus interest.

Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

 (Continued)

12

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in the Consolidated Statements of Operations.

Adjustments may also be made to the estimated gross profits related to DAC that correspond to deferred annuities and universal life products for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as inforce management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased at investment-grade only and not noninvestment-grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 8.

The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

(h)	Deferred Sales Inducements

Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are reported in other assets in the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in policyholder benefits on the Consolidated Statements of Operations. DSI capitalization related to a persistency and immediate bonus on nonindexed annuities is recorded in policyholder benefits on the Consolidated Statements of Operations at policy issuance. DSI capitalization related to an immediate bonus on fixed-indexed annuities is recorded in policy fees on the Consolidated Statements of Operations at policy issuance.

 (Continued)

13

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Adjustments may also be made to DSI related to deferred annuities for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

(i)	Policy and Contract Account Balances

Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts – one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company’s own credit risk and for risk that the Company’s assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

Policy and contract account balances for variable annuity products are carried at accumulated contract values. Additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as index and volatility, along with estimates of future policyholder behavior. These additional reserves are reflected in future policy benefit reserves on the Consolidated Balance Sheets.

 (Continued)

14

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(j)	Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company’s experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

Future policy benefit reserves on LTC products are computed using a net level reserve method. Reserves are determined as the excess of the present value of future benefits over the present value of future net premiums and are based on best estimate assumptions for morbidity, mortality, lapse, and interest with provisions for adverse deviation. Most LTC reserve interest assumptions range from 5.0% to 6.0%.

(k)	Policy and Contract Claims

Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

(l)	Reinsurance

The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts and are included in premium and policy fees, ceded, and benefit recoveries, respectively, on the Consolidated Statements of Operations. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and policy and contract claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in other liabilities on the Consolidated Balance Sheets.

A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies. These amortized gains are recorded in other revenue (loss) on the Consolidated Statements of Operations.

 (Continued)

15

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(m)	Investments

The Company classifies certain fixed-maturity and equity securities as “available-for-sale.” Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder’s equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has portfolios of certain fixed-maturity and equity securities classified as “trading,” and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The primary trading portfolio is used to attempt to match the change in value associated with embedded derivative liabilities related to fixed-indexed annuities. This match is not effective to the extent there are credit-related factors impacting the value of the securities in this trading portfolio. The Company also has other trading portfolios that are actively managed. The Company has portfolios of certain fixed-maturity securities classified as “held-to-maturity,” and accordingly, the securities are carried at amortized cost on the Consolidated Balance Sheets. The Company has the intent and ability to hold such securities to maturity.

In accordance with its investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared and interest is accrued as earned. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method.

The Company utilizes derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are carried at fair value and the unrealized gains and losses on the derivatives are reflected in derivative income (loss) within the Consolidated Statements of Operations.

In 2008, the Company purchased $694,950 notional value, of fixed-maturity securities held as available-for-sale with variable interest rates. The Company entered into interest rate swaps with notional amounts and maturity dates equal to the par value and maturity dates of the fixed-maturity securities, in order to attempt to hedge changes in cash flows of the hedged items due to interest rate risk. No additional investment was made in 2009.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as cash flow hedges to specific assets or liabilities on the Consolidated Balance Sheets and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been

 (Continued)

16

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship.

Hedge effectiveness is measured using the dollar offset method. The dollar offset method compares changes in cash flows of the hedging instrument with changes in the cash flows of the hedged item attributable to the hedged risk. Random changes in interest rate movements are assumed. Related changes in the cash flows of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the notional/par amounts, reset dates, interest rate indices, and business day conventions are the same for both the bond and the swap. The cumulative amount of unrealized gains and losses of the hedging instrument is recognized in accumulated other comprehensive income on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in realized investment gains (losses), net in the Consolidated Statements of Operations.

Mortgage-backed securities and structured securities are amortized using among others, anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using a constant effective-yield method based on prepayment assumptions and the estimated economic life of the securities. For all structured securities except for Collateralized Debt Obligations (CDOs), when estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Consolidated Statements of Operations. For CDOs, when adjustments are anticipated for prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by the Beneficial Interests in Securitized Financial Assets Topic of the Codification (ASC 325).

Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in interest and similar income, net on the Consolidated Statements of Operations. The Company analyzes loan impairment at least annually when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the most recent available industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group. The Company also takes into consideration recent trends in the Company’s loan portfolio and information on current loans, such as loan-to-value ratios and balloon payments, which could impact a loan’s credit quality. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company’s intent is to hold mortgage loans until paid in full.

 (Continued)

17

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loans, which are supported by the underlying cash value of the policies, are carried at unpaid principal balances, which approximate fair value. Loans to affiliates and loans to nonaffiliates are carried at cost, and interest is accrued monthly, with payments received semiannually. Real estate consists of building and land and is carried at cost less accumulated depreciation. The buildings are amortized over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. Forward commitments are carried at fair value.

The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. Prices obtained from third-party pricing sources are analytically reviewed by investment managers for reasonableness. During 2009, an Independent Price Verification (IPV) process was established, in which security pricing is obtained from a third-party source other than the sources used by the investment managers. The IPV process supports the reasonableness of price overrides and challenges by the investment managers and reviews pricing for appropriateness. Results of the IPV are reviewed by the Company’s Pricing Committee.

Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, VOBA, and reserves for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder’s equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet dates. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

The Company reviews the available-for-sale and held-to-maturity investment portfolios to determine whether or not declines in fair value are other than temporary. The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management’s judgment, to determine whether fixed income securities are considered other-than-temporarily impaired. In addition, the Investments—Debt and Equity Securities Topic of the FASB ASC (ASC 320) requires that the Company evaluate other-than-temporary impairments on available-for-sale and held-to-maturity fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered.

Under historical accounting guidance, the Company’s absence of control over the investment manager’s decision to sell (or hold) rendered the Company unable to assert ability to hold to recovery and therefore required the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. Under the new accounting guidance that the Company adopted in 2009, as described below, the Company has modified the Investment

 (Continued)

18

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Mandates with its investment managers to explicitly provide for the control of certain securities. In particular, the Investment Mandates limit the net realized losses that the investment manager can incur within a reporting period and restrict turnover of the portfolio. Furthermore, the Investment Mandates establish a prohibited disposal list that restricts the ability of the investment managers to sell securities in a significant unrealized loss position and requires formal attestations from investment managers regarding their intent to sell certain securities.

When the fair value of a fixed-maturity security is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. The Company evaluates these factors to determine whether the Company or any of its investment managers have an intent to sell a security or a group of securities. Additionally, the Company performs a cash flow projection for several years into the future to determine whether cash needs would require the sale of any securities. If either of these conditions is met, the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security’s amortized cost basis, the security is considered other-than temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total impairment related to credit loss is considered an other-than-temporary impairment and is recognized in realized investment losses, net on the Consolidated Statements of Operations. The amount of the total impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSI, VOBA, reserves, and deferred income taxes. For available-for-sale and held-to-maturity securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the discounted cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases not related to additional credit losses in the fair value of available-for-sale securities are included in other comprehensive income, included as a separate component in the Consolidated Statements of Comprehensive Income (Loss).

The Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security, (b) changes in the financial condition, credit rating, and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security’s underlying collateral, if any, and (e) the payment structure of the security. The Company uses a probability-weighted cash flow model for corporate bonds to determine the credit loss amount. This measurement is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and significant judgments regarding the future performance of the security. The Company’s probability-weighted cash flow model involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, and current delinquency rates. For structured securities, the Company selects a probability-weighted or best estimate cash flow model depending on the specifics of the individual security and

 (Continued)

19

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

the information available to measure the expected cash flows of the underlying collateral. In the event that sufficient information is not available to measure the expected cash flows of a structured security in a timely manner due to a lack of available information on the valuation date, the entire decline in fair value is considered to be related to credit loss.

The Company provides a supplemental disclosure on its Consolidated Statements of Operations that presents the total other-than-temporary impairment losses recognized during the period less the portion of other-than-temporary impairment losses recognized in other comprehensive income to equal the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period, offset by reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented in the supplemental disclosure on the Consolidated Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management’s judgment related to the likelihood of recovery within a reasonable period of time, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional other-than-temporary impairments should the fair value fall below the book value.

Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on securities, as discussed in their respective sections of this note.

(n)	Option and Futures Contracts

The Company provides additional benefits through certain life and annuity products, which are linked to the growth in the Standard and Poor’s (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprising a blend of the Dow Jones Industrial Average, FTSE 100, Barclays Capital US Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts, exchange-traded option (ETO) contracts, and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and option and futures

 (Continued)

20

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

The OTC option contracts and ETO contracts are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the OTCs is derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The fair value of the ETOs is based on quoted market prices. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded in derivative income (loss) on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in derivative income (loss) on the Consolidated Statements of Operations.

Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in derivative income (loss) on the Consolidated Statements of Operations.

(o)	Securities Lending

The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in interest and similar income, net on the Consolidated Statements of Operations. There were no securities lending transactions outstanding at December 31, 2009 or 2008.

The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. government, U.S. government agency, or U.S. government agency mortgage-backed securities. The Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. However, the Company suspended securities lending activity in 2008. See note 15 for further discussion of this affiliated securities lending with Dresdner Klienwort Wasserstein.

 (Continued)

21

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(p)	Receivables

Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values, which are based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company’s assessment of collectibility. The allowance is estimated by aging the balances due from individual parties and setting up an allowance for any balances that are more than 90 days old.

(q)	Home Office Property and Equipment

Home office property consists of buildings and land, and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. They are reported at cost, net of accumulated depreciation, in other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3 – 7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations. The property and equipment balance was $165,532, net of accumulated depreciation of $89,216 as of December 31, 2009, and $173,198, net of accumulated depreciation of $81,986 as of December 31, 2008.

Preoperating and start-up costs incurred in connection with the construction of the Company’s headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amounts of capitalized costs amortized, including interest, during 2009, 2008, and 2007 were $2,275, $2,275, and $2,274, respectively. An addition to the Company’s headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,104, $2,104, and $2,016 for the years ended December 31, 2009, 2008, and 2007, respectively.

(r)	Income Taxes

The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation (Questar) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

 (Continued)

22

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences will not reverse over time (see further discussion in note 14).

(s)	Stockholder’s Equity, Loan to Parent Company

The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate. The unamortized loan balance is recorded as contra equity in accordance with the Equity Topic of the FASB ASC (ASC 505).

(t)	Stockholder’s Equity, Accumulated Unrealized Foreign Currency

Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company’s foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment net of tax reported as a separate component of comprehensive income on the Consolidated Statements of Comprehensive Income (Loss).

 (Continued)

23

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(u)	Separate Accounts and Annuity Product Guarantees

The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with the Financial Services—Insurance Topic of the FASB ASC (ASC 944) and are included in policyholder benefits on the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under the Derivatives and Hedging Topic of the FASB ASC (ASC 815), and the changes in these embedded derivatives are included in change in fair value of annuity-embedded derivatives on the Consolidated Statements of Operations.

The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated contractholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current contractholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current guaranteed value amount that would be added to the contracts less the current contractholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current contractholder account value.

 (Continued)

24

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company’s GMDB options have the following features:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
•	Reset – Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
•
Ratchet – Provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly – evaluated quarterly, annual – evaluated annually, and six-year – evaluated every sixth year.

•
Rollup – Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

•	Earnings Protection Rider – Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
•	Ratchet – Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
•	Rollup – Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.
The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Consolidated Statements of Operations if actual experience or other evidence suggests that earlier assumptions should be revised.

 (Continued)

25

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2009 and 2008:

•	100 stochastically generated investment performance scenarios.
•	Mean investment performance assumption of 7.96%.
•	Volatility assumption of 13.69%.
•	Mortality assumption of 50% of the 1994 MGDB Mortality Table.
•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.
•	Discount rates vary by contract type and equal an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.
•
GMIB contracts only – dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.

The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary, seventh contract anniversary, or tenth contract anniversary depending on the type of contract. Depending on the contractholder’s selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the specified ages in the contract. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the guaranteed annual increase of purchase payments (capped at twice the total purchase payments).

The GMAB and GMWB liabilities are determined each period as the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contraliability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy’s first anniversary date.

 (Continued)

26

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2009 and 2008:

•	200 stochastically generated investment performance scenarios.
•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over four years as shown below:
		Long-term
	Current	forward
Fund index type	volatility	volatility
Large cap	26.89%	18.74%
Bond	5.10	5.20
International	35.98	25.08
Small cap	33.24	19.56
Cash	0.00	0.00

•	Mortality assumption of 50% of the 1994 MGDB Mortality Table.
•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.
•	Discount rates equal to current month’s Treasury Rates plus a company specific spread.
Beginning in 2008, the Company issues fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited, because the contractholder account value has an annual credit that is floored at zero. Since the account value cannot decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

(v)	Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

 (Continued)

27

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(w)	Recently Issued Accounting Pronouncements – Adopted

In June 2009, the FASB issued the FASB ASC (or “the Codification”). The Codification became the single source of authoritative, nongovernmental GAAP, superseding existing FASB, American Institute of Certified Public Accountants (AICPA), Emerging Issues Task Force (EITF), and related literature. The Codification eliminates the previous GAAP hierarchy and establishes one level of authoritative GAAP. All other literature is considered nonauthoritative. The guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company adopted the Codification as of December 31, 2009, and there was no financial impact on the Company’s Consolidated Financial Statements. References to superseded GAAP guidance have been revised within disclosures to be consistent with the Codification.

In August 2009, the FASB issued guidance on the measurement of liabilities at fair value within the Fair Value Measurements and Disclosure Topic of Codification (ASC 820). The guidance provides clarification on measuring liabilities at fair value when a quoted price in an active market is not available. In such circumstances, the valuation technique should be applied that uses either the quote of the liability when traded as an asset, the quoted prices for similar liabilities or similar liabilities when traded as assets, or another valuation technique consistent with existing fair value measurement guidance. The guidance is effective for the first reporting period after issuance of the guidance. The Company adopted this guidance on December 31, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In May 2009, the FASB issued guidance on subsequent events accounting and disclosure (ASC 855). Under this guidance, the effects of events that occur subsequent to the balance sheet date should be evaluated through the date the financial statements are either issued or available to be issued. Subsequent events that provide additional evidence about conditions that existed at the balance sheet date should be recognized in an entity’s financial statements. Subsequent events that provide evidence about conditions that arose after the balance sheet date should be disclosed, but not recognized in an entity’s financial statements. The guidance is effective for interim and annual periods ending after June 15, 2009. The Company adopted this guidance for the annual period ended December 31, 2009, and there was no impact on the Company’s Consolidated Financial Statements.

In April 2009, the FASB issued guidance on the recognition and presentation of other-than-temporary impairments in fixed-maturity securities within the Investments—Debt and Equity Securities Topic of the Codification. The guidance specifies that if an entity does not have the intent to sell a fixed-maturity security and it is more likely than not that it will not have to sell the fixed-maturity security prior to recovery; the security would not be considered other-than-temporarily impaired unless there is a credit loss. If an entity either intends to sell or it is more likely than not it will be required to sell a fixed-maturity security before recovery, the entire impairment must be recognized in earnings. If an entity neither intends to sell the security nor is it more likely than not that it will be required to sell the security but does not expect to recover the entire amortized cost basis, the impairment must be separated into two components: (1) the amount attributed to the credit loss, which must be recognized in earnings; and (2) all other amounts, which must be recognized in other comprehensive income. The guidance requires presentation of both the credit and noncredit

 (Continued)

28

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

portions of other-than-temporary impairments. The guidance also requires disclosures that provide an understanding of the types of fixed-maturity and equity securities held, including investments in an unrealized loss position for which an other-than-temporary impairment has or has not been recognized. The guidance is effective for interim and annual reporting periods ending after June 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represents the noncredit-related loss component shall be recognized as a cumulative effect of adoption with a reclassification adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income. The Company adopted the guidance as of January 1, 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $1,277,790, net of DAC and DSI amortization of $2,242,032 and $267,388, respectively, VOBA adjustment of $13,710, reserves of $(37,223) and deferred income taxes of $688,202, and a corresponding decrease to accumulated other comprehensive income.

The following table compares certain amounts as reported on the Consolidated Balance Sheets as of December 31, 2009 and Consolidated Statements of Operations for the year ended December 31, 2009 with amounts that would have been reported had the above guidance not been adopted:

		Under previous
	As reported	accounting method
Consolidated Balance Sheets:
Retained earnings	$1,969,455	$888,004
Accumulated other comprehensive income, net of tax	312,088	1,393,539
Total stockholder's equity	6,215,052	6,215,052
Consolidated Statements of Operations:
Interest and similar income, net	3,118,268	3,528,074
Realized investment gains (losses)	49,626	(52,971)
Policyholder benefits	594,274	556,604
Change in deferred acquisition costs, net	165,304	270,127
Income (loss) from operations before taxes	532,216	772,272

In April 2009, the FASB issued guidance within the Fair Value Measurement and Disclosures Topic of the Codification on determining fair value when the volume and level of activity for an asset or liability has significantly decreased, and on identifying transactions that are not orderly. The guidance lists a number of factors to be considered when determining whether there has been a significant decrease in volume and level of activity for an asset when compared to normal activity. In such a case, quoted prices may not be determinative of fair value and a significant adjustment to the identified transactions or quoted prices may be needed to estimate fair value. The guidance was effective on a prospective basis for interim and annual periods ending after June 15, 2009. The Company adopted this guidance for the annual period ended December 31, 2009, and there was no material impact on the Company’s Consolidated Financial Statements.

 (Continued)

29

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

In January 2009, the FASB issued guidance that amended the impairment guidance for beneficial interests that continue to be held by a transferor in securitized financial assets as described in the Beneficial Interests in Securitized Financial Assets Topic of the Codification. The guidance removes the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of such securitized financial assets. The guidance permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The new guidance was effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the guidance on December 31, 2008 and there was no material impact on the Company’s Consolidated Financial Statements.

In December 2008, the FASB issued guidance within the Compensation—Retirement Benefits Topic of the Codification (ASC 715). This guidance requires disclosures about the fair value of an employer’s plan assets of a defined benefit pension or other postretirement plan. The disclosures about plan assets required by the guidance are provided for fiscal years ending after December 15, 2009. The provisions of this guidance are not required for earlier periods that are required for comparative purposes. The Company adopted this guidance for the annual period ended December 31, 2009 and there was no financial impact on the Company’s Consolidated Financial Statements.

In November 2008, the FASB issued guidance within the Investments—Equity Method and Joint Ventures Topic of the Codification (ASC 323). The guidance applies to all investments accounted for under the equity method. The guidance addresses certain questions raised about the application of the equity method in light of changes in accounting for business combinations and noncontrolling interests under the Business Combinations Topic of the Codification (ASC 805) and the Consolidations Topic of the Codification (ASC 810). Other-than-temporary impairment testing need only be performed at the overall investment level rather than the individual asset level. When an equity method investee issues new shares, the investor will recognize a gain or loss associated with its corresponding change in ownership interest. The guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008. The Company adopted this guidance as of January 1, 2009, and there was no material impact on the Company’s Consolidated Financial Statements.

In April 2008, the FASB issued guidance within the Intangibles—Goodwill and Other Topic of the Codification. The guidance applies to all recognized intangible assets and provides guidance on estimating the useful life of recognized intangible assets. This guidance requires that an entity should consider its own historical experience with similar arrangements when developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. In the absence of historical experience, an entity should consider the assumptions that market participants would use. The assumptions should be adjusted for entity-specific factors such as the entity’s expected use of the asset. The guidance also adds new disclosures relating to the renewal or extension of the useful life of recognized intangible assets. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2008. The Company adopted this

 (Continued)

30

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

guidance as of January 1, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In March 2008, the FASB issued guidance within the Derivatives and Hedging Topic of the Codification. The guidance enhances disclosures about an entity’s derivative and hedging activities and thereby improves the transparency of financial reporting. The guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company adopted this guidance effective January 1, 2009, and there was no financial impact on the Company’s Consolidated Financial Statements as it relates to disclosures only.

In December 2007, the FASB issued guidance within the Business Combinations Topic of the Codification. The guidance creates greater consistency in the accounting and financial reporting of business combinations. The guidance requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. The guidance is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company adopted this guidance as of January 1, 2009, and there was no impact the Company’s Consolidated Financial Statements as the Company has not made an acquisition since adoption.

In December 2007, the FASB issued guidance within the Consolidation Topic of the Codification. The guidance provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the financial statements. The guidance also requires that transactions between an entity and noncontrolling interests be accounted for as equity transactions. The guidance is effective for fiscal years beginning on or after December 15, 2008. The guidance is to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively for all periods presented. The Company adopted this guidance as of January 1, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In September 2006, the FASB issued guidance within the Fair Value Measurements and Disclosures Topic of the Codification. For financial statement elements currently required to be measured at fair value, this guidance defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). The definition and framework provided by this guidance is applicable to all fair value measurements required throughout the Codification. Adopting the guidance required changes to the methods for valuing liabilities for equity-indexed and guaranteed withdrawal and accumulation benefits provided in the Company’s fixed-indexed and variable annuity products, which are currently accounted for as derivatives. As required by the guidance, the fair valuation models for these financial liabilities

 (Continued)

31

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

reflect components relating to the Company’s own credit standing and risk margin. The Company adopted the guidance as of January 1, 2008, and resulted in a decrease in future policy benefit reserves on the Company’s Consolidated Balance Sheets of $96,106 as of January 1, 2008.

In September 2006, the FASB issued guidance within the Investments in Insurance Contracts Subtopic of the Codification (ASC 325). The guidance now requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender on a certificate-by-certificate basis in a group policy. The guidance was effective for fiscal years beginning after December 15, 2006. The Company adopted the guidance on January 1, 2007, and resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

(x)	Recently Issued Accounting Pronouncements – To Be Adopted

In March 2010, the FASB issued changes to the scope exception guidance for credit derivatives within the Derivatives and Hedging Topic of the Codification. The update nullifies part of the previous scope exception, which excluded from consideration as an embedded derivative those items that represent the assets or liabilities that are held by the issuing entity, and clarifies that only credit risk in the form of subordination of one financial instrument to another shall not be considered an embedded derivative under this topic. On the date of adoption, the reporting entity must assess each preexisting contract that was acquired, issued, or subject to a remeasurement event to determine whether any contract contains one or more embedded credit derivative features that no longer qualify for the scope exception or whether any contract contains embedded derivative features that have previously been bifurcated and accounted for separately but now qualify for the scope exception. If separate accounting is required, the carrying amount of the host contract at adoption shall be based on a pro forma bifurcation as of the inception of the hybrid contract and the host contract’s subsequent accounting to the date of adoption. At adoption, any difference between the total carrying amount of the individual components of the newly bifurcated hybrid instrument and the carrying amount of the hybrid instrument before bifurcation shall be recognized as a cumulative-effect adjustment to beginning retained earnings for the period of adoption. This guidance is effective the first day of the fiscal quarter following June 15, 2010. The Company is in the process of determining the impact of this guidance on the Company’s Consolidated Financial Statements.

In January 2010, FASB updated guidance within the Fair Value Measurements and Disclosures Topic of the Codification. The guidance requires additional disclosures surrounding the transfers in and out of Level 1 and Level 2 fair value measurements as well as more detailed disclosures regarding purchases, sales, issuances, and settlements in the rollforward of Level 3 fair values. The guidance also clarifies existing disclosures and suggests that an entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. An entity needs to use judgment in determining the appropriate classes of assets and liabilities. An entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements

 (Continued)

32

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

that fall in either Level 2 or Level 3. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements as it relates to disclosures only.

In June 2009, FASB issued guidance within the Transfers and Servicing Topic of the Codification (ASC 860). The guidance clarifies that a transferor of a financial asset, an interest in a financial asset, or a group of financial assets, and all of the entities included in the transferor’s financial statements being presented must determine whether they have surrendered control over transferred financial assets. That determination must consider the transferor’s continuing involvement in the transferred financial asset, including all arrangements or agreements made contemporaneously with, or in contemplation of, the transfer, even if they were not entered into at the time of the transfer. The guidance eliminates the concept of a “qualifying special-purpose entity” and requires additional disclosures. The guidance is effective for annual reporting periods beginning after November 15, 2009. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements.

In June 2009, the FASB issued guidance within the Consolidation Topic of the Codification to improve financial reporting by entities involved with variable interest entities (VIEs). The guidance requires an entity to perform an analysis to determine whether the entity’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics: (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The guidance is effective for annual reporting periods beginning after November 15, 2009. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements.

(3)	Risk Disclosures

The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

(a)	Credit Risk

Credit risk is the risk that issuers of fixed rate and variable rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. Other than risks relating to commercial real estate loans and the Company’s CDO investment portfolio, this risk has generally decreased from December 31, 2008 due to stabilization of the financial system and strong improvements in risk asset valuations. Although the CDOs were purchased at a 50% discount from par, the Company is exposed

 (Continued)

33

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

to credit risk given the CDOs collateral concentration in subprime mortgage-backed securities. In December 2009, the CDOs were rated Caa2 (40%) and Caa3 (60%) by Moody’s.

The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities. The Company also has an asset-liability management strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration.

For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least monthly.

(b)	Credit Concentration Risk

Credit concentration risk is the risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. Concentration risk exposure is monitored daily.

The Company’s Asset Liability Management Committee (ALCO) recommends an investment policy to both the AZOA Finance Committee (AZOA FiCo), and subsequently the Company’s Board of Directors (BOD). The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by ALCO who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. AZOA FiCo and subsequently the BOD review the policy and mandates at least annually.

Mitigation controls include a monthly report that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

 (Continued)

34

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Liquidity Risk

Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

The Company attempts to manage liquidity within three specific domains: monitoring product development, product management, business operations, and the investment portfolio; setting asset/liability management (ALM) strategies; and managing the daily ALM and cash requirements. The Company has established cash limits, which are approved by the Company’s Risk Committee, and the Company monitors its cash position daily. The Company also sets target levels for the portfolio to invest in more liquid securities.

(d)	Interest Rate Risk

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins. This is also the risk that interest rates will change and cause an increase in the value of variable annuity guarantees, including GMWB, GMAB, GMIB, and GMDB.

The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. The transfer of interest rate risk exposure to policyholders is based on risk-free rates versus changes in effective yield of the investment portfolio. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The Company attempts to limit interest rate risk on variable annuity guarantees through product development and pricing and product management. As discussed further in note 21, the Company began economically hedging interest rate risk on February 22, 2010 for variable annuity guarantees on policies issued since August 2009 on the Company’s primary variable annuity product.

 (Continued)

35

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(e)	Equity Market Risk

Equity market risk is the risk that movements in the equity markets will result in losses to assets held by the Company or that product features tied to equity markets will increase in value by more than held assets. The policy value of fixed-indexed annuity products increases based on the growth of market indexes. The Company attempts to economically hedge this exposure with a combination of OTC and exchange-traded derivatives.

An additional risk is that variable annuity products have guarantees, GMWB, GMIB, GMAB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn or an increase in hedging costs due to greater market volatility. The Company has adopted an economic hedging program using derivative instruments to attempt to manage the delta (equity market) risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. The Company does not have a vega (market volatility) hedge but attempts to manage risk prospectively through product development and pricing. Equity market risk is also partially mitigated by separate account fund allocation restrictions.

The Company monitors the impact of equity stress scenarios on assets and liabilities at least biweekly.

The Company manages statutory capital by hedging against equity market declines. This hedge also reduces downside equity risk within a GAAP accounting framework. This equity risk is regularly monitored.

(f)	Legal/Regulatory Risk

Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders.

The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the United States. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company also has defined suitability standards that are at least as rigorous as, and usually exceeding, the requirements of regulators.

 (Continued)

36

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(g)	Ratings Risk

Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Rating agency capital is calculated and analyzed monthly. Stress tests are performed monthly to assess how rating agency capital adequacy models would be impacted by severe economic events.

(h)	Mortality Risk

Mortality risk is the risk that life expectancy assumptions used by the Company to price its life insurance business are too aggressive (i.e., insureds live shorter than expected lives). The Company manages this risk primarily through reinsurance. Approximately 90% of the Company’s mortality risk on its life business is reinsured to third parties. The Company also reviews its mortality assumptions at least annually, and reviews mortality experience periodically. This risk is also managed through the underwriting process.

(i)	Reinsurance Risk

Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure in its life and LTC business and blocks of business no longer considered core to the Company. The Company has established controls to mitigate reinsurance risk. Counterparty ratings must meet certain thresholds or a trust is required to be established. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities. The Company also diversifies its exposure across a minimum of three reinsurers for a single life product. Also, the Company reviews the financial standings and ratings of its reinsurance counterparties at least quarterly.

 (Continued)

37

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(4)	Investments

Fixed-Maturity and Equity Securities

At December 31, 2009 and 2008, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

					Other-than-
					temporary in
	Amortized	Gross	Gross		accumulated other
	cost	unrealized	unrealized	Fair	comprehensive
	or cost	gains	losses	value	income (1)
2009:
Fixed-maturity securities,
available-for-sale:
U.S. government	$758,005	$7,714	$5,580	$760,139	$—
Agencies not backed by the
full faith and credit of the
U.S. government	48,082	1,349	—	49,431	—
States and political subdivisions	412,936	7,191	18,958	401,169	—
Foreign government	208,151	13,262	2,354	219,059	—
Public utilities	4,364,286	253,918	29,981	4,588,223	92
Corporate securities	22,129,074	1,077,325	350,440	22,855,959	22,358
Mortgage-backed securities	15,362,241	297,349	320,827	15,338,763	—
Collateralized mortgage
obligations	23,494	1,454	245	24,703	—
Total fixed-maturity securities
available-for-sale	43,306,269	1,659,562	728,385	44,237,446	22,450
Fixed-maturity securities,
held-to-maturity:
Corporate securities	137	25	—	162	—
CDOs	1,111,457	138,466	—	1,249,923	—
Total fixed-maturity securities
held-to-maturity	1,111,594	138,491	—	1,250,085	—
Equity securities	50,903	1,250	—	52,153	—
Total available-for-sale and
held-to-maturity securities	$44,468,766	$1,799,303	$728,385	$45,539,684	$22,450

(1)
The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities.  It includes the portion of other-than-temporary impairment losses in accumulated other comprehensive income, which was not included in earnings under current accounting guidance.

 (Continued)

38

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

		Amortized	Gross	Gross
		cost	unrealized	unrealized	Fair
		or cost	gains	losses	value
2008:
	Fixed-maturity securities:
	U.S. government	$697,066	$189,040	$—	$886,106
	Agencies not backed by the
	full faith and credit of the
	U.S. government	119,797	11,743	—	131,540
	States and political subdivisions	301,441	8,335	—	309,776
	Foreign government	203,776	22,354	—	226,130
	Public utilities (1)	3,638,089	96,104	—	3,734,193
	Corporate securities (1)(2)	18,309,905	385,685	—	18,695,590
	Mortgage-backed securities	12,210,356	486,660	—	12,697,016
	Collateralized mortgage obligations	40,792	4,925	—	45,717

	Total fixed-maturity securities	35,521,222	1,204,846	—	36,726,068
	Equity securities	84	—	9	75

	Total available-for-sale securities	$35,521,306	$1,204,846	$9	$36,726,143

(1)
Certain fixed-maturity securities have been reclassified between corporate securities and public utilities to conform to 2009 presentation, resulting in a net increase in public utilities securities to an amortized cost of $1,910,868 and a fair value of $1,951,073.

(2)
As of December 31, 2008, available-for-sale securities include held-to-maturity securities of $138 that are carried at amortized cost.  Those securities have been reported within held-to-maturity securities as of December 31, 2009.

The net unrealized gains (losses) on available-for-sale securities and cash flow hedges consist of the following at December 31:

	2009	2008	2007
Available-for-sale securities:
Fixed maturity	$931,177	$1,204,846	$1,133,890
Equity	1,250	(9)	(882)
Cash flow hedges	19,640	24,306	—
Adjustments for:
DAC	(459,414)	(705,203)	(599,149)
DSI	(52,391)	(58,587)	(60,981)
VOBA	(14,672)	(21,239)	(23,332)
URR	35,146	56,976	63,392
Deferred taxes	(161,249)	(175,376)	(179,529)
Net unrealized gains	$299,487	$325,714	$333,409

 (Continued)

39

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2009, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$211,957	$218,609
Due after one year through five years	4,380,163	4,609,330
Due after five years through ten years	12,466,975	13,019,035
Due after ten years	10,861,439	11,027,006
Mortgage-backed securities and collateralized
mortgage obligations	15,385,735	15,363,466
Total available-for-sale fixed-maturity securities	$43,306,269	$44,237,446

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2009, by contractual maturity, are shown below.

	Amortized cost	Fair value
Held-to-maturity:
Due after five years through ten years	$137	$162
Due after ten years	1,111,457	1,249,923
Total held-to-maturity fixed-maturity securities	$1,111,594	$1,250,085

Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $20,870,187 as of December 31, 2009.

 (Continued)

40

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Proceeds from sales of available-for-sale and trading investments for the years ended December 31, 2009, 2008, and 2007 are presented in the following table:

	2009	2008	2007
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$1,012,859	$1,413,235	$1,118,979
Proceeds from tax-free exchanges	19,455	—	—
Equity securities:
Proceeds from sales	83,927	14,906	68,230
Trading:
Fixed-maturity securities:
Proceeds from sales	565,887	1,244,445	556,061
Proceeds from tax-free exchanges	721	—	—
Equity securities:
Proceeds from sales	3,845	17,540	3,560

As of December 31, 2009 and 2008, investments with a carrying value of $93,621 and $85,741, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company uses certain investments, known as seed money, to establish new separate account investment options that are available with variable annuity products. The carrying value of the seed money was $52,153 at December 31, 2009 and is included within equity securities, available-for-sale on the Consolidated Balance Sheets.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

 (Continued)

41

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
2009:
Fixed-maturity securities,
available-for-sale:
U.S. government	$410,027	$5,580	$—	$—	$410,027	$5,580
States and political subdivisions	134,063	4,098	85,292	14,860	219,355	18,958
Foreign government	42,620	2,354	—	—	42,620	2,354
Public utilities	550,741	13,079	223,545	16,902	774,286	29,981
Corporate securities	2,563,961	46,446	2,881,481	303,994	5,445,442	350,440
Mortgage-backed securities	4,198,701	99,741	3,041,853	221,086	7,240,554	320,827
Collateralized mortgage
obligations	2,434	62	2,236	183	4,670	245

Total temporarily
impaired securities	$7,902,547	$171,360	$6,234,407	$557,025	$14,136,954	$728,385

2008:
Equity securities	$75	$9	$—	$—	$75	$9
Total temporarily
impaired securities	$75	$9	$—	$—	$75	$9

As of December 31, 2009 and 2008, there were 909 and 0 available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities; for equity securities, there were 0 and 23, respectively. As mentioned in note 2, the Company historically impaired all available-for-sale fixed-maturity securities in an unrealized loss position prior to the adoption of new accounting guidance in 2009; therefore, the Company had no unrealized losses on fixed-maturity securities as of December 31, 2008. If the Company had not adopted the new accounting guidance in 2009, there would have been no unrealized losses.

As of December 31, 2009, of the total amount of unrealized losses, $626,906 or 86.1% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from S&P, or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell nor does it

 (Continued)

42

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

Other-than-Temporary Impairment Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

2009
Balance as of January 1:	$197,948
Additions for credit impairments recognized on (1):
Securities not previously impaired	235,867
Securities previously impaired	7,417
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(19,539)
Securities that the Company intends to sell or more likely than not be
required to sell before recovery	—
Securities due to an increase in expected cash flows	—
Balance as of December 31:	$421,693

(1)	Total additions of $243,284 are included in the net other-than-temporary impairment losses recognized in realized investment gains (losses) in the Consolidated Statements of Operations.
Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

	2009	2008	2007
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$38,912	$113,791	$43,633
Gross losses on sales and exchanges	(77,606)	(350)	(42,273)
Other-than-temporary impairments	(13,747)	(3,580,665)	(773,279)
Net losses on fixed-maturity securities	(52,441)	(3,467,224)	(771,919)
Equity securities:
Gross gains on sales	11,455	—	1,410
Gross losses on sales	(8)	(2,611)	(617)
Other-than-temporary impairments	—	—	(76)
Net gains (losses) on equity securities	11,447	(2,611)	717
Net losses on available-for-sale securities	(40,994)	(3,469,835)	(771,202)

 (Continued)

43

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

	2009	2008	2007
Trading:
Fixed-maturity securities:
Gross gains on sales and exchanges	$13,224	$36,472	$4,039
Gross losses on sales and exchanges	(46,030)	(29,872)	(7,243)
Net (losses) gains on fixed-maturity securities	(32,806)	6,600	(3,204)
Equity securities:
Gross gains on sales and exchanges	22	890	223
Gross losses on sales and exchanges	(1,261)	(1,081)	(3)
Net (losses) gains on equity securities	(1,239)	(191)	220
Fixed-maturity and equity securities:
Gross gains due to change in fair value	517,157	122,841	53,246
Gross losses due to change in fair value	(41,238)	(568,774)	(5,820)
Net gains (losses) due to change in fair value	475,919	(445,933)	47,426
Net gains (losses) on trading securities	441,874	(439,524)	44,442
Held-to-maturity:
Other-than-temporary impairments	(229,537)	—	—
Net losses on held-to-maturity securities	(229,537)	—	—
Provision for mortgage loans on real estate	(64,338)	(4,183)	(9,884)
Impairments and losses on mortgage loans on real estate	(30,561)	—	—
(Loss) gain on real estate sales	(11,874)	—	33,320
Impairments on real estate	(10,897)	—	—
Other	(4,047)	(4,717)	(7,654)
Net realized investment gains (losses)	$49,626	$(3,918,259)	$(710,978)

The decrease in other-than-temporary impairments in 2009 is primarily related to adoption of new accounting guidance as discussed in note 2.

 (Continued)

44

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Interest and Similar Income

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2009	2008	2007
Interest and similar income:
Available-for-sale fixed-maturity securities	$2,362,121	$2,218,194	$1,912,421
Mortgage loans on real estate	325,579	281,586	239,081
Investment income on trading securities	294,353	328,900	298,908
Held-to-maturity fixed-maturity securities	81,919	—	—
Rental income on real estate	25,127	24,407	34,116
Interest on loans to affiliates	22,269	47,038	27,871
Interest on loans to nonaffiliates (1)	21,602	—	—
Other invested assets	18,187	5,879	42,703
Policy loans	11,876	11,978	11,384
Short-term securities	7,823	27,123	44,910
Interest on assets held by reinsurers	3,454	3,609	3,817
Total	3,174,310	2,948,714	2,615,211
Less:
Investment expenses	56,042	39,820	49,880
Total interest and similar income, net	$3,118,268	$2,908,894	$2,565,331

(1)
As mentioned further in the Loan to Nonaffiliate section of this note, this loan and the associated interest was previously classified as a loan to affiliate and has been reclassified in 2009 as the counterparty is no longer an affiliate effective January 2009. The interest related to this loan was $20,734 and $19,510 in 2008 and 2007, respectively.

Mortgage Loans

The Company’s investment in mortgage loans on real estate at December 31, 2009 and 2008 is summarized as follows:

	2009	2008
Mortgage loans on real estate:
Commercial	$5,535,319	$4,883,265
Residential	1,429	1,505
Valuation allowances	(110,735)	(46,397)
Total mortgage loans on real estate	$5,426,013	$4,838,373

 (Continued)

45

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 39.0% or $2,185,617, and 11.3% or $632,950, respectively. At December 31, 2008, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 42.3% or $2,068,676, and 10.1% or $493,416, respectively.

Interest rates on investments in new mortgage loans ranged from a minimum of 6.06% to a maximum of 7.75%. The maximum percentage of the loan to the value of the related real estate of any outstanding loan was 80%.

The valuation allowances on mortgage loans on real estate at December 31, 2009, 2008, and 2007 and the changes in the allowance for the years then ended are summarized as follows:

	2009	2008	2007
Balance, beginning of year	$46,397	$42,214	$32,330
Charged to operations	64,338	4,183	9,884
Balance, end of year	$110,735	$46,397	$42,214

The significant increase in the valuation allowance on mortgage loans on real estate in 2009 is due to the continued deterioration in the overall commercial real estate market. The Company believes this additional provision is needed to reserve for higher expected losses through the current real estate downturn.

During 2009, the Company closed on two deeds in lieu of foreclosure for mortgage loans on real estate. The Company sold one of the properties, resulting in an $11,874 loss, which is reported within realized investment gains (losses), net on the Consolidated Statements of Operations. The Company intends to sell the other property and as such, it has been impaired to a fair value of $32,000, classified as held-for-sale and reported within other assets on the Consolidated Balance Sheets.

Variable Interest Entities

The Company’s CDOs represent significant interests in VIEs. The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, including an analysis of whether the Company absorbs the majority of the entities’ expected losses or if it receives a majority of the entities’ expected residual returns. Based on that analysis, the Company has concluded that it is not the primary beneficiary, and as such, did not consolidate the VIEs in the Consolidated Financial Statements. The CDOs are classified as fixed-maturity securities, held-to-maturity on the Consolidated Balance Sheets and reported at amortized cost.

The VIEs exist for the sole purpose of acquiring and managing a diversified portfolio of asset-backed and synthetic securities and are funded by the issuance of several tranches of funding notes. The CDOs, which are primarily the highest ranking debt tranches of each respective deal, each contain similar features. There are several classes of notes, which include a structure that subordinates one note to another. Priorities of payment provide that the most senior classes of notes are paid first. Each CDO trust holds investments in eligible assets, as defined by that specific agreement, which generally include credit asset-backed securities, mortgage-backed securities, default swaps/synthetic CDOs, other CDOs, and asset-backed

 (Continued)

46

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

securities that meet specific criteria, such as criteria for credit quality, insurance requirements, or limits on the types of collateral underlying those investments. These assets have a concentration in subprime mortgage-backed securities. Each CDO also contains tests, which, if failed, will result in cash payments that would normally be directed to a junior class of note holders, be redirected to the most senior class of note holders. Finally, the CDOs contain call features that may be exercised if requested by the appropriate class of note and if other criteria required by the CDO documents are met.

The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2009 related to these entities.

Loans to Nonaffiliates

In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE prior to January 12, 2009, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least “AA” by S&P or Moody’s. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from Dresdner Bank Luxembourg, a wholly owned subsidiary of Dresdner Bank Aktiengesellschaft (Dresdner Bank). On January 12, 2009, Allianz SE closed the sale of 100% of Dresdner Bank, including its subsidiaries, to Commerzbank AG. Subsequent to the sale, all financial activity with Dresdner Bank, including its subsidiaries is recorded or disclosed in the Consolidated Financial Statements as nonaffiliated. For 2008 and prior, financial activity was recorded as loans to affiliates in the Consolidated Balance Sheets.

The effect of the forward agreement is a Reference Portfolio whereby DKPII designates a portfolio of assets in accordance with preestablished investment guidelines. The value of this agreement was $561,846 and $540,244 at December 31, 2009 and 2008, respectively. As of December 31, 2008, the value was included in loans to affiliates on the Consolidated Balance Sheet. However, as Dresdner Bank is no longer an affiliate of the Company as of January 12, 2009, the value of the agreement is included in loans to nonaffiliates on the Consolidated Balance Sheet as of December 31, 2009.

There is an embedded credit derivative in this agreement relating to the PFs’ values with a balance of $(2,089) and $(9,531) at December, 31, 2009 and 2008, respectively, and is reported in loans to nonaffiliates and loans to affiliates on the Consolidated Balance Sheets at December, 31, 2009 and 2008, respectively. Income (loss) on the embedded credit derivative in 2009, 2008, and 2007 was $7,442, $(9,577), and $46, respectively, and is included in derivative income (loss) on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current fair value of the AZLPF position in the investment.

 (Continued)

47

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Derivatives and Hedging Instruments

The Company uses derivatives as a risk management strategy to hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Consolidated Financial Statements using valuation techniques further discussed in note 5.

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash flow hedges

Interest rate swaps are used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities. The interest rate swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and were deemed to be 100% effective at December 31, 2009 and 2008. The cumulative amount of unrealized gains and losses on the effective portion of the interest rate swaps are recorded as a component of other comprehensive income.

The following table presents the components of the gains or losses related to derivatives that qualify as cash flow hedges:

	Amount of (losses) gains
Derivatives designated as	recognized at December 31,
cash flow hedging instruments	2009	2008	2007

Interest rate swaps, net of tax (benefit) expense
of $(1,633), $8,507, and $0 at December 31, 2009,
2008, and 2007, respectively	$(3,033)	$15,799	—
At December 31, 2009, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. In the event that cash flow hedge accounting is no longer applied because the derivative is designated as a hedge or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

Nonqualifying strategies

Option Contracts

The Company utilizes OTC options and ETOs with the objective to economically hedge certain fixed-indexed annuity and life products tied to the S&P 500 index or NASDAQ 100 index as well as the objective to economically hedge certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. During 2009, the Company began utilizing ETOs to protect the Company’s statutory capital against adverse movements in equity markets. The hedge consists of various positions in equity index puts and calls.

 (Continued)

48

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company will only enter into OTCs with counterparties rated A- or better. At December 31, 2009, there were nine counterparties with a net receivable exposure to the Company of $301,737. At December 31, 2009, $32,600 of that exposure was not covered by collateral held. At December 31, 2008, there were six counterparties with a net receivable exposure to the Company of $161,997. At December 31, 2008, $26,187 of that exposure was not covered by collateral held. At December 31, 2009 and 2008, respectively, the Company also had net liability positions to certain counterparties of $0 and $114,374 that were not covered by collateral posted to counterparties. This resulted in a total net receivable (liability) of $50,486 and $(106,669) as of December 31, 2009 and 2008, respectively. Collateral posted on the liability positions at December 31, 2009 and 2008 had a fair value of $141,580 and $136,071, respectively, and is included in fixed-maturity securities in the Consolidated Balance Sheets.

During 2008, the Company established an allowance of $1,500 due to the bankruptcy of a derivative counterparty. The related receivable balance was $7,139 at December 31, 2008. This balance was settled during 2009 with the derivative counterparty. An allowance at December 31, 2009 was not considered necessary by management after review of the derivative counterparties.

The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allows the Company to mitigate counterparty credit risk. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AAA from S&P. At December 31, 2009 and 2008, the Company had a net receivable position to certain clearing brokers of $125,839 and $0, respectively, related to ETOs that cleared at the OCC. The Company is required to post collateral for ETOs by the OCC. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. Collateral posted at December 31, 2009 and 2008 had a fair value of $633,499 and $0, respectively, and is included in fixed-maturity securities in the Consolidated Balance Sheets.

As of December 31, 2009 and 2008, the Company held options purchased (asset) and options sold (liability) with the following amortized cost, fair value, and notional amounts:

	2009	2008
Options:
Purchased (asset):
Amortized cost	$917,329	$484,060
Fair value	1,053,560	524,827
Notional	28,122,853	11,427,185
Sold (liability):
Basis	$798,330	$316,248
Fair value	906,586	518,778
Notional	25,939,288	7,708,902

 (Continued)

49

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Futures

The Company utilizes futures to economically hedge fixed-indexed annuity and life and variable annuity guarantees. The futures contracts do not require an initial investment and the Company is required to settle cash daily based on movements of the representative index, therefore no asset or liability is recorded as of December 31, 2009 and 2008. Beginning in 2009, futures contracts are utilized to hedge the investment risk associated with seed money.

The Company is also required to post collateral for futures contracts by the Chicago Mercantile Exchange, Chicago Board of Trade, London International Financial Futures Exchange, and the Eurex. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2009 and 2008 had a fair value of $496,300 and $435,024, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

Stock Appreciation Rights

The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with Allianz SE’s stock based compensation plan which awards certain employees stock appreciation rights (SARs). The contracts are recorded at fair value within derivatives on the Consolidated Balance Sheets with the change in fair value recorded in derivative income on the Consolidated Statements of Operations. As of December 31, 2009 and 2008, the Company owned 84,012 and 71,996 contracts with a cost of $4,024 and $3,706, respectively. See further discussion of the stock-based compensation plan in note 16.

Embedded derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within policy and contract account balances on the Consolidated Balance Sheets with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

Forward Commitments

The Company utilizes forward commitments, on a limited basis, for the generation of income through certain actively managed portfolios. Forward commitments of $105,294, $10,943, and $0 were purchased and $104,978, $10,943, and $0 were sold by the Company during 2009, 2008, and 2007, respectively. Outstanding forward commitments are reported within derivatives on the Consolidated Balance Sheets.

 (Continued)

50

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Realized gains and losses on the sale of forward commitments and any change in fair value are reported within derivative income (loss) on the Consolidated Statements of Operations.

Interest Rate Swaps, Currency Forwards, and Credit Default Swaps

The Company had previously invested in interest rate swaps, currency forwards, and credit default swaps through certain actively managed investment portfolios. Within these portfolios, derivatives were used for hedging, replication, and income generation only. During 2009, the Company discontinued these investment portfolios as part of its overall risk management strategy and accordingly, held no assets or liabilities as of December 31, 2009. As of December 31, 2008, the investment portfolios had net liabilities of $11,685.

The credit default swaps within the investment portfolios assumed credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company was only required to pay on the contract if a credit event occurred. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2008:

Credit derivative type by derivative risk exposure and reference type	Notional amount	Fair value	Weighted average years to maturity	Average credit rating
Single name credit default swaps
Investment grade risk
Emerging markets sovereign credit	$6,100	$(1,658)	8	A-
U.S. corporate credit	1,860	(10)	5	AAA
Below investment grade risk
Emerging markets sovereign credit	2,600	(1,366)	9	B+
European Union corporate credit	200	(74)	4	B+
U.S. corporate credit	100	(12)	2	CAA+
Basket credit default swaps
Investment grade risk
U.S. corporate credit	8,177	(154)	5	BAA+
U.S. asset backed securities	1,000	(945)	29	AA
Below investment grade risk
Emerging markets sovereign credit	16,800	(2,534)	5	BA+
European Union corporate credit	2,300	(677)	3	B+
U.S. corporate credit	14,570	(2,421)	4	B-
Total	$53,707	$(9,851)

 (Continued)

51

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2008, the Company had posted $11,700 of collateral in the form of cash related to the liabilities above.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as
cash flow hedging instruments	2009	2008
Interest rate swaps	$19,640	$24,306
Total cash flow hedging instruments	$19,640	$24,306

Derivatives designated as nonqualifying
hedging intruments, net
OTC	$158,337	$6,048
ETO	(11,363)	—
SAR	1,262	647
GMWB	20,909	(312,590)
GMAB	(535,353)	(497,265)
MVLO	(7,382,927)	(6,247,616)
Other embedded derivatives	903	50,812
Forward commitments	—	12,902
Interest rate swaps	—	(2,410)
Currency forwards	—	(755)
Credit default swaps	—	(8,520)
Total nonqualifying hedging instruments	(7,748,232)	(6,998,747)
Total derivative instruments	$(7,728,592)	$(6,974,441)

Location in Consolidated Balance Sheets
Derivatives	$1,077,453	$628,042
Loans to affiliates	—	(9,531)
Loans to nonaffiliates	(2,089)	—
Future policy benefit reserves	(514,443)	(809,855)
Policy and contract account balances	(7,382,927)	(6,247,616)
Derivative liability	(906,586)	(535,481)
Total derivative instruments	$(7,728,592)	$(6,974,441)

 (Continued)

52

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

		Amount of gains (losses) on derivatives
Derivatives		recognized for the years ended December 31,
designated as nonqualifying	Location in Consolidated
hedging instruments, net	Statements of Operations	2009	2008	2007
Futures (1)	Interest and similar income, net	$—	$—	$370
SAR (1)	Interest and similar income, net	—	—	(972)
Other embedded derivatives (1)	Interest and similar income, net	—	—	46
	Total interest and similar income, net	—	—	(556)

MVLO	Policy fees	(304,516)	(66,832)	(176,192)

Futures (1)	Realized investment gains (losses), net	—	—	116

MVLO	Policyholder benefits	61,636	53,470	50,078
Other embedded derivatives (1)	Policyholder benefits	—	—	(3,260)
	Total policyholder benefits	61,636	53,470	46,818

GMWB	Change in fair value of annuity
	embedded derivatives	333,498	(312,590)	—
GMAB	Change in fair value of annuity
	embedded derivatives	(39,763)	(491,481)	3,522
MVLO	Change in fair value of annuity
	embedded derivatives	(892,431)	107,262	(626,031)
	Total change in fair value of annuity
	embedded derivatives	(598,696)	(696,809)	(622,509)

OTC	Derivative income (loss)	250,178	275,056	(209,727)
ETO	Derivative income (loss)	(46,517)	(76)	—
Futures	Derivative income (loss)	(11,150)	(1,306,124)	(43,820)
SAR (1)	Derivative income (loss)	(339)	(3,076)	—
Other embedded derivatives (1)	Derivative income (loss)	(49,909)	32,586	—
Forward commitments	Derivative income (loss)	(706)	7,969	831
Interest rate swaps	Derivative income (loss)	1,571	(2,893)	1,060
Credit default swaps	Derivative income (loss)	1,491	(7,465)	264
	Total derivative income (loss)	144,619	(1,004,023)	(251,392)

	Total derivative loss	$(696,957)	$(1,714,194)	$1,003,715)
(1)	Subsequent to the year ended December 31, 2007, the gains (losses) on these derivative instruments are included in derivative income (loss) on the Consolidated Statement of Operations.

 (Continued)

53

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(5)	Fair Value Measurements

The following financial instruments are carried at fair value on a recurring basis in the Company’s Consolidated Financial Statements: available-for-sale and trading fixed-maturity securities, freestanding and embedded derivatives, equity securities, corporate-owned life insurance, and separate accounts assets.

The Fair Value Measurements and Disclosures Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 –	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2 –	Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)	Quoted prices for similar assets or liabilities in active markets.

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)	Inputs other than quoted prices that are observable.

(d)	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 –
Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

 (Continued)

54

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31, 2009 and 2008:

	Total	Level 1	Level 2	Level 3
2009:
Assets accounted for at fair value:
Fixed-maturity securities,
available-for-sale:
U.S. government	$760,139	$760,139	$—	$—
Agencies not backed by the full faith
and credit of the U.S. government	49,431	—	47,291	2,140
States and political subdivisions	401,169	—	401,169	—
Foreign government	219,059	—	165,788	53,271
Public utilities	4,588,223	—	4,564,378	23,845
Corporate securities	22,855,959	—	21,204,990	1,650,969
Mortgage-backed securities	15,338,763	—	15,337,829	934
Collateralized mortgage obligations	24,703	—	20,986	3,717
Fixed-maturity securities, trading:
U.S. government	594,725	594,725	—	—
Agencies not backed by the full faith
and credit of the U.S. government	21,255	—	21,255	—
States and political subdivisions	54,784	—	54,784	—
Foreign government	38,919	—	38,919	—
Public utilities	594,399	—	594,399	—
Corporate securities	2,965,181	—	2,953,108	12,073
Mortgage-backed securities	878,263	—	878,263	—
Derivative investments	1,077,453	256,712	820,741	—
Equity securities, available-for-sale	52,153	52,153	—	—
Equity securities, trading	15,125	11,013	4,112	—
Corporate-owned life insurance (1)	109,069	—	109,069	—
Separate account assets (2)	15,925,814	15,925,814	—	—
Total assets accounted for at fair value	$66,564,586	$17,600,556	$47,217,081	$1,746,949
Liabilities accounted for at fair value:
Derivative liabilities (3)	$908,675	$268,076	$638,510	$2,089
Annuity and life embedded derivative
liabilities (4)	7,895,440	—	—	7,895,440
Total liabilities accounted for at fair value	$8,804,115	$268,076	$638,510	$7,897,529

 (Continued)

55

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

	Total	Level 1	Level 2	Level 3
2008:
Assets accounted for at fair value:
Fixed-maturity securities (5)	$41,887,964	$1,609,382	$38,250,019	$2,028,563
Derivative investments (3)	618,511	14,961	564,966	38,584
Equity securities	12,875	9,602	3,273	—
Corporate-owned life insurance (1)	86,388	—	86,388	—
Separate account assets (2)	11,791,728	11,791,728	—	—
Total assets accounted for at fair value	$54,397,466	$13,425,673	$38,904,646	$2,067,147
Liabilities accounted for at fair value:
Derivative liabilities	$535,481	$2,059	$533,422	$—
Annuity and life embedded derivative
liabilities (4)	7,054,576	—	—	7,054,576
Total liabilities accounted for at fair value	$7,590,057	$2,059	$533,422	$7,054,576

(1)	Corporate-owned life insurance is reported in other assets on the Consolidated Balance Sheets.

(2)	In accordance with the Financial Services—Insurance Topic of the FASB ASC, the value of separate account liabilities is set to equal the fair value of separate account assets.

(3)
As of December 31, 2009, derivative liabilities include a $2,089 embedded derivative liability reported within loans to nonaffiliates on the Consolidated Balance Sheets. As of December 31, 2008, derivative investments are net of a $9,531 embedded derivative liability reported within loans to affiliates on the Consolidated Balance Sheets.

(4)	Annuity and life embedded derivative liabilities are reported in future policy benefit reserves and policy and contract account balances on the Consolidated Balance Sheets.

(5)	As of December 31, 2008, fixed-maturity securities differ from amount reported on the Consolidated Balance Sheets due to $138 of securities that are carried at amortized cost and not included here.

The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-Maturity Securities and Equity Securities

The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace

 (Continued)

56

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

Generally, treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

At December 31, 2009 and 2008, private placement securities of $1,636,200 and $1,493,372 were included in Level 3. Internal pricing models based on market proxy securities, which are monitored monthly by the investment manager for reasonableness, are used to value these holdings. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

(b)	Valuation of Derivatives

The fair value of option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator, because active markets do not exist. Options that are internally priced are included in Level 2 because they use market observable inputs. The fair value of forward commitments, interest rate swaps, currency forwards, credit default swaps, exchange-traded options, and futures are based on quoted market prices and are generally included in Level 1.

(c)	Valuation of Corporate-Owned Life Insurance (COLI)

The policy value of COLI is recorded at fair value on the Consolidated Balance Sheets. Its fair value is tied to the S&P 500 market index at the measurement date. COLI is included in Level 2, because although its fair value is tied to its underlying assets and is market observable, the exit markets are different.

 (Continued)

57

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(d)	Valuation of Separate Account Assets

Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types – bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3).

(e)	Valuation of Embedded Derivatives

Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the Consolidated Financial Statements at fair value with changes in fair value adjusted through net income (loss).

Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. A separate amount is reserved for the GMWB rider on some fixed-indexed annuity products. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income (loss).

 (Continued)

58

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable LIBOR rates. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net income (loss).

The Company also has an embedded derivative asset related to a modified coinsurance agreement with Transamerica, which is reported within derivatives on the Consolidated Balance Sheets. This agreement results in a credit derivative, with a fair value based on the difference between the LIBOR and Corporate A- spread as of an average portfolio purchase date. The asset is included in Level 2 as the valuation uses market observable inputs. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

 (Continued)

59

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(f)	Level 3 Rollforward

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

		Total realized/unrealized gains (losses) included in:		Purchases, sales, issuances, and settlements	Transfer in and/or out of Level 3, net	Ending balance	Realized gains (losses) included in net income (loss) related to financial instruments still held at December 31
	Beginning balance	Net income (loss)	Other comprehensive income (loss)
2009:
Fixed-maturity securities:
Available-for-sale:
Agencies not backed by
the full faith and
credit of the
U.S. government	$2,530	$6	$(92)	$(304)	$—	$2,140	$6
Foreign government	48,020	6	(4,755)	10,000	—	53,271	6
Public utilities	13,715	2,450	(1,132)	8,812	—	23,845	2,293
Corporate securities	1,948,990	199,373	16,162	42,698	(556,254)	1,650,969	206,230
Mortgage-backed
securities	1,000	2	(3)	(65)	—	934	3
Collaterialized mortgage
obligations	2,255	17	(330)	(668)	2,443	3,717	17
Trading:
Corporate securities	12,053	3,387	—	(1,083)	(2,284)	12,073	3,349
Total fixed-maturity
securities	2,028,563	205,241	9,850	59,390	(556,095)	1,746,949	211,904
Derivative assets (liabilities)	38,584	(40,673)	—	—	—	(2,089)	(40,673)
Annuity and life embedded
derivative liabilities	(7,054,576)	234,252	—	(1,075,116)	—	(7,895,440)	(565,049)
2008:
Fixed-maturity securities	$2,690,291	$(323,508)	$(19,128)	$1,010,536	$(1,329,628)	$2,028,563	$(327,646)
Derivative assets	46	38,538	—	—	—	38,584	38,538
Annuity and life embedded
derivative liabilities	(6,247,943)	(113,366)	—	(693,267)	—	(7,054,576)	(693,714)
(g)	Transfers

The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 3 are reported as of the beginning of the period in which the change occurs.

 (Continued)

60

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The net transfers out of Level 3 for the year ended December 31, 2009 are a result of observable inputs becoming available for certain fixed-maturity securities.

(h)	Nonrecurring Fair Value Measurements

Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. In 2009, impairments of $229,537 were recorded on certain held-to-maturity investments. The fair value adjustments were based on a valuation model using inputs classified as Level 3 in the valuation hierarchy. The inputs utilized were primarily based on estimated future collateral performance, such as loss migration, loss severity, and prepayment speeds. As significant input parameters are based on nonobservable assumptions, significant management judgment is required.

In 2009, an impairment of $20,900 was recorded associated with mortgage loans on real estate. The impairment was based on the appraisal value of the underlying property that is an input classified as Level 2 in the hierarchy. As further mentioned in note 21, the Company closed on a deed in lieu of foreclosure related to this mortgage loan on real estate and the impaired value of $50,500 was transferred to real estate.

In 2009, impairments of $8,603 and $2,294 were recorded associated with real estate held for investment and real estate held for sale, respectively. The impairments were based on appraisal values that are inputs classified as Level 2 in the hierarchy.

In 2009, an impairment of $18,902 was recorded on the goodwill of one of the Company’s subsidiaries as further discussed in note 6. The impairment was based on the expected future cash flows of the business that is an input classified as Level 3 in the hierarchy.

At December 31, 2008, there were no assets or liabilities reported at fair value on a nonrecurring basis.

 (Continued)

61

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(i)	Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31, 2009 and 2008:

	2009		2008
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Available for sale:
Fixed-maturity securities	$44,237,446	$44,237,446	$36,726,068	$36,726,068
Equity securities	52,153	52,153	75	75
Trading:
Fixed-maturity securities	5,147,526	5,147,526	5,162,034	5,162,034
Equity securities	15,125	15,125	12,800	12,800
Held-to-maturity fixed-
maturity securities	1,111,594	1,250,085	—	—
Mortgage loans on real estate	5,426,013	5,110,418	4,838,373	4,477,011
Short-term securities	1,945,630	1,945,630	1,496,911	1,496,971
Derivatives	1,077,453	1,077,453	628,042	628,042
Loans to affiliates	155,533	165,529	723,802	725,464
Loans to nonaffiliates	559,757	559,757	—	—
Policy loans	173,834	173,834	174,599	174,599
Cash	78,919	78,919	73,073	73,073
Separate account assets	15,925,814	15,925,814	11,791,728	11,791,728
Financial liabilities:
Investment contracts	$59,147,072	$59,561,351	$56,171,396	$44,717,497
Derivative liability	906,586	906,586	535,481	535,481
Mortgage notes payable	123,742	117,006	129,075	114,143
Separate account liabilities	15,925,814	15,925,814	11,791,728	11,791,728

The fair value of mortgage loans on real estate is calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk is considered in this valuation implicitly within the discount rate used. The fair value of loans to affiliates and nonaffiliates is calculated by management using the market price of a financial instrument with similar characteristics.

Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets. The fair values of the investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the

 (Continued)

62

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs. The fair value of mortgage notes payable is the present value of future payment amounts, calculated using market interest rates as of year-end representative of those a market participant would use. The fair value of separate account liabilities is equal to the fair value of the separate account assets that support them.

Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(6)	Goodwill

Goodwill at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$503,303	$502,640	$495,243
Increased ownership in partially owned
field marketing organizations	—	—	6,181
Purchase of assets	—	1,879	—
Acquisition of ALAC	—	—	1,216
Release of tax reserve of ALAC	—	(41)	—
Impairment of goodwill	(18,902)	(1,175)	—
Balance, end of year	$484,401	$503,303	$502,640
Questar, a wholly owned subsidiary of Yorktown Financial Companies, Inc., which in turn is a wholly owned subsidiary of the Company, had an impairment of goodwill during 2009. As a result of the economic downturn and the negative financial impact on Questar, an impairment test was performed on the goodwill balance. The results of the testing determined the entire Questar goodwill amount of $18,902 was impaired, and the total amount was written off.

The increase in goodwill for 2008 is the result of an asset purchase including intangible assets of a field marketing organization of $2,049. The purchase price was allocated as follows: tangible assets received $30; intangible asset for noncompete agreement $140; deferred tax liability $(49); and goodwill $1,879.

Increase in goodwill in 2007 is the result of the exercise of put options by minority-owned field marketing organizations requiring the Company to purchase part or all of the stock or member interests of the organizations. In addition, part of the 2007 increase in goodwill was due to the purchase price of $14,542 exceeding the estimated fair value of the net assets acquired in the acquisition of ALAC.

The release of the tax reserve of ALAC was the result of state tax statutes expiring. At the time of acquisition, the seller had recorded a tax contingency reserve. The Income Taxes Topic of the FASB ASC (ASC 740) dictates that releases of tax contingency reserves that are on the books at time of acquisition be credited against goodwill as they reverse.

 (Continued)

63

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The value of goodwill for ALAC was based on estimated future profits from issuing new insurance products. An impairment evaluation of goodwill was based on the Company’s evaluation of a change in likelihood of issuing new insurance products. Since acquisition, ALAC has not issued any products and has no immediate plan to do so in the near future. As a result, in 2008, the Company determined that goodwill has no value and it was impaired to reflect this decision.

The impairments discussed above are included in general and administrative expenses on the 2009 and 2008 Consolidated Statements of Operations. There were no goodwill impairments in 2007.

(7)	Value of Business Acquired and Other Intangible Assets

VOBA at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$29,195	$28,312	$53,844
Adoption of new investment accounting
guidance (1)	(13,710)	—	—
Interest	919	1,169	1,137
Amortization	(10,536)	(2,379)	(12,350)
Change in shadow VOBA (1)	6,567	2,093	(14,319)
Balance, end of year	$12,435	$29,195	$28,312

(1)
In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on VOBA of the new guidance, is an equal and opposite change to shadow VOBA, resulting in no net impact to VOBA. See note 2 for additional information.

The net amortization of the VOBA in each of the next five years is expected to be:

2010	$6,862
2011	4,683
2012	4,398
2013	3,635
2014	2,959

 (Continued)

64

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Intangible assets at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$7,827	$10,302	$10,489
Addition	467	140	2,482
Amortization	(2,424)	(2,615)	(2,669)
Balance, end of year	$5,870	$7,827	$10,302

Amortization of intangible assets in each of the next five years is expected to be:

2010	$1,697
2011	752
2012	165
2013	101
2014	70
During 2009, 2008, and 2007, there were no events or changes in circumstances that warranted recoverability testing for intangible assets.

Accumulated amortization of VOBA and other intangible assets was $228,075 and $215,115 as of December 31, 2009, and 2008, respectively.

(8)	Deferred Acquisition Costs

DAC at December 31, 2009, 2008, and 2007 and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$8,253,502	$5,575,492	$5,265,226
Adoption of new investment accounting
guidance (1)	(2,242,032)	—	—
Capitalization	810,469	865,521	919,445
Interest	215,904	186,410	177,153
Amortization	(1,191,677)	1,732,133	(445,863)
Change in shadow DAC (1)	245,789	(106,054)	(340,469)
Balance, end of year	$6,091,955	$8,253,502	$5,575,492

(1) In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on DAC of the new guidance, is an equal and opposite change to shadow DAC, resulting in no net impact to DAC. See note 2 for additional information.

 (Continued)

65

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The negative DAC amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated future gross profits to increase, which caused amortization to be negative.

The Company reviews its best estimate assumptions each year and records “unlocking” as appropriate. During 2009, the Company completed a comprehensive study of assumptions underlying estimated gross profits, resulting in an “unlocking”. This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during 2009, 2008, and 2007 is as follows:

	2009	2008	2007
Assets:
DAC	$39,973	$(117,331)	$(185,748)
DSI	3,771	3,368	(20,290)
VOBA	319	—	—
Total asset increase (decrease)	44,063	(113,963)	(206,038)
Liabilities:
Policy and contract account balances	(5,815)	(166,800)	(478,733)
Future policy benefit reserves	67,947	(18,886)	(7,810)
Unearned premiums	1,377	—	—
Total liabilities increase (decrease)	63,509	(185,686)	(486,543)
Net (decrease) increase	(19,446)	71,723	280,505
Deferred income tax (benefit) expense	(6,806)	25,103	98,177
Net (decrease) increase	$(12,640)	$46,620	$182,328

 (Continued)

66

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(9)	Deferred Sales Inducements

DSI at December 31, 2009, 2008, and 2007 and the changes in the balance for years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$1,097,806	$767,916	$721,322
Adoption of new investment accounting
guidance (1)	(267,388)	—	—
Capitalization	342,107	128,056	118,863
Amortization	(186,577)	169,359	(64,013)
Interest	30,972	30,081	28,320
Change in shadow DSI (1)	6,196	2,394	(36,576)
Balance, end of year	$1,023,116	$1,097,806	$767,916

(1)
In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on DSI of the new guidance, is an equal and opposite change to shadow DSI, resulting in no net impact to DSI. See note 2 for additional information.

The negative DSI amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated future gross profits to increase, which caused amortization to be negative.

 (Continued)

67

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(10)	Separate Accounts and Annuity Product Guarantees

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2009			2008
	Account	Net amount	Weighted	Account	Net amount	Weighted
	value	at risk	age (years)	value	at risk	age (years)
GMDB:
Return of premium	$12,730,936	$492,275	62.9	$9,775,969	$1,301,530	62.7
Ratchet and return of premium	3,839,440	439,133	65.1	3,231,730	689,316	64.4
Ratchet and rollup	5,285,246	1,194,457	66.6	4,624,497	2,087,297	66.1
Ratchet and earnings
protection rider	4,625	3,253	75.6	4,872	4,702	73.8
Reset	123,895	10,857	73.2	117,766	25,980	72.4
Earnings protection rider	343,908	28,951	63.3	291,895	69,780	62.7
Total	$22,328,050	$2,168,926		$18,046,729	$4,178,605
GMIB:
Return of premium	$200,164	$2,142	62.4	$188,077	$14,806	62.7
Ratchet and return of premium	5,562,768	252,848	64.5	5,704,906	468,852	64.1
Ratchet and rollup	6,685,807	1,112,686	64.7	5,596,569	2,334,522	64.0
Total	$12,448,739	$1,367,676		$11,489,552	$2,818,180
GMAB:
Five years	$7,754,448	$1,063,460	63.6	$7,603,356	$803,248	63.3
Ten years	5,354	257	72.7	5,831	533	71.5
Target date retirement – 7 year	547,957	—	58.8	—	—	n/a
Target date retirement – 10 year	215,221	—	54.5	—	—	n/a
Total	$8,522,980	$1,063,717		$7,609,187	$803,781
GMWB:
No living benefit	$391,611	$—	59.5	$322,178	$27,854	60.1
Life benefit with optional reset	1,959,984	21,098	63.2	832,221	349,615	67.3
Life benefit with automatic
reset	1,052,912	17,304	58.3	740,130	203,764	60.1
Life benefit with 8% rollup	16,114	56	71.7	6,901	2,004	65.6
Life benefit with 10% rollup	450,742	68	59.8	199,914	2,787	60.4
Total	$3,871,363	$38,526		$2,101,344	$586,024
The net amount at risk has decreased in 2009 due to the improved economic environment. Account values have increased due to the improved performance of the markets, which causes the guarantee reserves to decrease.

 (Continued)

68

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009, and 2008, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2009	2008
Mutual funds:
Bond	$2,312,365	$1,638,747
Domestic equity	7,488,345	3,950,854
International equity	2,039,503	1,688,463
Specialty	3,071,439	3,361,889
Total mutual funds	14,911,652	10,639,953
Money market funds	896,326	1,050,780
Other	117,836	100,995
Total	$15,925,814	$11,791,728

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2007	$37,985	$41,173	$5,793	$—	$84,951
Incurred guaranteed benefits	107,231	216,386	491,482	312,590	1,127,689
Paid guaranteed benefits	(20,414)	—	(10)	—	(20,424)
Balance as of December 31, 2008	124,802	257,559	497,265	312,590	1,192,216
Incurred guaranteed benefits	(14,312)	(100,344)	39,764	(333,499)	(408,391)
Paid guaranteed benefits	(40,242)	(22,457)	(1,676)	—	(64,375)
Balance as of December 31, 2009	$70,248	$134,758	$535,353	$(20,909)	$719,450

(11)	Mortgage Notes Payable

In 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company (Northwestern) for the Company’s headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern in conjunction with the construction of an addition to the Company’s headquarters of $65,000. This loan was funded in 2006 and combined with the existing mortgage. As of December 31, 2009, and 2008, the combined loan had a balance of $123,742 and $129,075, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company’s headquarters.

 (Continued)

69

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Interest expense for all loans is $6,971, $7,258, and $7,942 in 2009, 2008, and 2007, respectively, and is presented in general and administrative expenses on the Consolidated Statements of Operations.

The future principal payments required under the Northwestern loan are as follows:

2010		$5,636
2011		5,955
2012		6,292
2013		6,649
2014 and beyond		99,210
	Total	$123,742

(12)	Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2009 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

 (Continued)

70

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Activity in the accident and health claim reserves is summarized as follows:

	2009	2008	2007
Balance at January 1, net of reinsurance
recoverables of $221,620, $234,740,
and $324,942, respectively (1)	$59,476	$63,376	$60,189
Adjustment related to the reclassification
of reserves from prior years	7,295	—	—
Adjustment primarily related to
commutation and assumption
reinsurance on blocks of business	—	(2,710)	(98)
Incurred related to:
Current year	24,461	13,763	10,998
Prior years (1)	1,082	2,763	3,888
Total incurred	25,543	16,526	14,886
Paid related to:
Current year	2,019	1,748	1,690
Prior years (1)	21,062	15,968	9,911
Total paid	23,081	17,716	11,601
Balance at December 31, net of reinsurance
recoverables of $126,907, $221,620,
and $234,740, respectively (1)	$69,233	$59,476	$63,376

(1)	Certain 2008 and 2007 amounts have been reclassified to conform to current year presentation. The previously reported amounts in this table excluded claim data from certain product lines.

Prior year incurreds for 2009 reflect unanticipated claim development with the reinsurance assumed business. Prior year incurreds for 2008 reflect unanticipated claim development with the LTC business partially offset by commutation activity on the reinsurance assumed business. Prior year incurreds for 2007 reflect unanticipated claim development with the reinsurance assumed, LTC, and Canadian Scholarship business.

(13)	Reinsurance

The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

 (Continued)

71

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company’s reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Included in reinsurance recoverables and receivables at December 31, 2009 are $1,680,839, $937,466, $408,552, $358,987, and $256,140 of claim-related recoverables from five insurers who, as of December 31, 2009, were rated A- or higher by A.M. Best’s Insurance Reports. The Company attempts to mitigate risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit account for less than 5% of the total reinsurance recoverable as of December 31, 2009.

The Company has reinsurance recoverables and receivables with affiliates. Total affiliated reinsurance recoverables and receivables were $1,778 and $640 as of December 31, 2009, and 2008, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company’s ultimate parent, Allianz SE, of $0, $0, and $37 in 2009, 2008, and 2007, respectively.

On September 29, 2009, the Company created a subsidiary named Allianz Life of Missouri (Allianz Missouri), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 31, 2009, the Company ceded to Allianz Missouri, on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and universal life insurance policies written directly by the Company. A letter of credit was issued under an existing letter of credit facility in which Allianz SE is the applicant and the face amount of the letter of credit is in a qualifying trust established by Allianz Missouri. On December 31, 2009, an additional capital contribution was made for $282,000 to Allianz Missouri. The impact of this reinsurance agreement is eliminated through consolidation.

During 2006, the Company made the decision to exit the health products business and entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which has been fully amortized into operations as of December 31, 2009. The Company amortized $313, $7,593, and $84,039 for 2009, 2008, and 2007, respectively, which are included in other revenue (loss) on the Consolidated Statements of Operations.

Throughout 2009, 2008, and 2007, the Company entered into reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life, accident and health, and LTC business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $111,198, $124,598, and $184,871 in 2009, 2008, and 2007,

 (Continued)

72

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

respectively, and received expense allowances of $8,533, $11,838, and $12,185 in 2009, 2008, and 2007, respectively.

Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2009, 2008, and 2007, $9,003, $9,876, and $11,652, respectively, were amortized and included in other revenue (loss) on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2009 and 2008 was $35,147 and $44,150, respectively, and was included in other liabilities on the Consolidated Balance Sheets.

During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,351,537 and $2,354,444 were recorded as of December 31, 2009 and 2008, respectively, in connection with these agreements.

During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2009 and 2008, the remaining deferred gain after the novation was $4,436 and $5,466, respectively, and was included in other liabilities on the Consolidated Balance Sheets. Deferred gain amortization was $1,030, $1,375, and $1,689 during 2009, 2008, and 2007, respectively, and was included in other revenue (loss) on the Consolidated Statements of Operations.

 (Continued)

73

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(14)	Income Taxes

(a)	Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2009	2008	2007
Income tax expense (benefit)
attributable to operations:
Current tax expense	$26,816	$47,043	$64,245
Deferred tax expense (benefit)	158,425	(654,033)	(60,259)
Total income tax expense
(benefit) attributable to
net income (loss)	185,241	(606,990)	3,986
Income tax effect on equity:
Income tax expense (benefit) allocated
to stockholder’s equity:
Attributable to unrealized (losses)
gains on investments	(14,127)	(4,153)	111,800
Attributable to unrealized (losses)
on postretirement obligation	(12)	(686)	(564)
Attributable to unrealized gains
(losses) on foreign exchange	3,285	(4,265)	3,512
Total income tax effect
on equity	$174,387	$(616,094)	$118,734

 (Continued)

74

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(b)	Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2009	2008	2007
Income tax expense (benefit)
computed at the statutory rate	$186,276	$(595,485)	$20,779
Dividends-received deductions and
tax-exempt interest	242	(29,999)	(18,259)
(Release) accrual of tax contingency
reserve	(684)	1,048	(2,361)
Foreign tax, net	(1,043)	(1,414)	688
Corporate owned life insurance	(7,785)	17,965	(2,450)
Nondeductible goodwill	6,616	—	—
Other	1,619	895	5,589
Income tax expense
(benefit) as reported	$185,241	$(606,990)	$3,986

 (Continued)

75

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Components of Deferred Tax Assets and Liabilities on the Consolidated Balance Sheets

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and other liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:

	2009	2008
Deferred tax assets:
Policy reserves	$1,753,964	$2,033,475
Coinsurance deferred income	52,258	20,187
Expense accruals	213,780	73,551
Other-than-temporarily impaired assets	158,766	1,574,293
Investment and derivative income	—	90,727
Provision for postretirement benefits	8,760	10,164
Other	2,325	509
Total deferred tax assets	2,189,853	3,802,906
Deferred tax liabilities:
Deferred acquisition costs	(1,950,834)	(2,712,318)
Investment and derivative income	(82,306)	—
Depreciation and amortization	(20,117)	(16,354)
Value of business acquired	(4,352)	(10,218)
Deferred intercompany gain	(5,806)	(7,858)
Net unrealized gains on investments and foreign exchange	(339,994)	(433,688)
Other	(208)	(527)
Total deferred tax liabilities	(2,403,617)	(3,180,963)
Net deferred tax (liability) asset	$(213,764)	$621,943
Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes (received) paid by the Company were $(40,926), $(125,812), and $143,000 in 2009, 2008, and 2007, respectively. At December 31, 2009 and 2008, respectively, the Company had a tax payable to AZOA of $136,815 and $70,639, reported in other liabilities on the Consolidated Balance Sheets.

 (Continued)

76

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009 and 2008, the Company had a tax payable (receivable) separate from the agreement with AZOA in the amount of $44 and $(2,568), respectively. These amounts are for foreign taxes and taxes on a majority-owned subsidiary.

With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. The IRS has surveyed 2003 through 2005 and has informed the Company that they do not intend to do any further review of those years. During 2008, the IRS reviewed the credit taken for the Telephone Excise Tax on AZOA and Subsidiaries’ 2006 consolidated return. The IRS had no issues while on site and informed the Company that the review was completed and closed with no changes.

In accordance with the Income Taxes Topic of the FASB ASC, the Company recognizes liabilities for certain unrecognized tax benefits. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2009	2008
Balance at January 1	$28,159	$22,961
Additions based on tax positions related to the
current year	122,613	5,198
Amounts released related to tax positions taken
in prior years	(6,309)	—
Balance at December 31	$144,463	$28,159

The balance at December 31, 2009 consists of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2009, 2008, and 2007, the Company recognized (benefits) expenses of $(683), $1,037, and $(2,361), respectively, in interest and penalties. The Company had $2,393 and $3,076, for the payment of interest and penalties accrued at December 31, 2009 and 2008, respectively.

(15)	Related-Party Transactions

(a)	Loans to Affiliates

The Company held related-party invested assets of $155,533 and $723,802 at December 31, 2009 and 2008, respectively, representing 0.3% and 1.4% of total invested assets and 2.5% and 23.6% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a

 (Continued)

77

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Standard & Poor’s rating of AA. The December 31, 2008 balance included a forward agreement with a former affiliated company, valued at $540,244. See note 4 for additional information.

In 2003, the Company entered into an agreement to lend Allianz SE $350,000. In 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. In 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $106,589 and $130,000 at December 31, 2009 and 2008, respectively, and will be repaid, plus interest over ten years; semiannual interest payments for the first five years and amortized semiannual payments of principal and accrued interest over the last five years. Repayment of this loan started in 2009 with year to date principal payments received through December 31, 2009 in the amount of $23,411. The interest rate is 5.18%. Interest of $6,361, $6,734, and $6,734 was earned during 2009, 2008, and 2007, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. The loan was collateralized by a €100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $152,049 at December 31, 2009.

In 2001, the Company entered into an agreement to lend AZOA $100,000. The remaining loan balances are $48,944 and $63,089 as of December 31, 2009 and 2008, respectively. The loan plus interest will be repaid over twelve years, semiannual interest payments for the first five years, and level semiannual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2009 and 2008, in the amount of $14,145 and $13,181, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company, which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $4,275, $5,238, and $6,137 was earned during 2009, 2008, and 2007, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

(b)	Loan to Parent Company – Stockholder’s Equity

In 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over 10 years, semiannual interest payments for the first five years and level semiannual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. Repayment of this loan started in 2008 with year-to-date principal payments received through December 31, 2009 and 2008 in the amount of $46,966 and $44,269, respectively. The fair value of the loan was $168,877 and $210,300 at December 31, 2009 and 2008, respectively. The outstanding loan balance was $158,765 and $205,731 at December 31, 2009 and 2008, respectively, and is included as a component of stockholder’s equity on the Consolidated Balance Sheets. Interest of $11,634, $14,332, and $15,000 was earned during 2009, 2008, and 2007 and is included in interest and similar income, net on the Consolidated Statements of Operations.

 (Continued)

78

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Securities Lending

The Company participates in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company was Dresdner Klienwort Wasserstein, an affiliate prior to January 12, 2009. The Company suspended securities lending activity in 2008 and accordingly had no loaned securities outstanding as of December 31, 2009 or 2008 and had no accepted collateral that can be sold or repledged as of December 31, 2009 or 2008. The Company earned fee revenue of $0, $5,552, and $5,190 for the years ended December 31, 2009, 2008, and 2007, respectively, in connection with these arrangements, which is reported in interest and similar income, net on the Consolidated Statements of Operations.

(d)	Real Estate

The Company has real estate investment properties leased to affiliates. The Company reported $1,114, $1,073, and $4,064 in 2009, 2008, and 2007, respectively, for rental income, which is included in interest, and similar income, net on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to a related party, Fireman’s Fund Insurance Company (FFIC), a sister company wholly owned by the same parent company, AZOA. The Company received rental income of $936, $811, and $86 in 2009, 2008, and 2007, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $158, $190, and $157 in 2009, 2008, and 2007, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

(e)	Service Fees

The Company incurred fees for services provided by affiliated companies of $40,898, $39,980, and $50,929 in 2009, 2008, and 2007, respectively. The Company’s liability for these expenses was $2,003 and $1,576 at December 31, 2009 and 2008, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

The Company earned revenues for various services provided to affiliated companies of $5,699, $7,157, and $5,330 in 2009, 2008, and 2007, respectively. The receivable for these expenses was $84 and $18 at December 31 2009 and 2008, respectively, and is included in other assets on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), Allianz Global Distributors LLC (AGID), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of

 (Continued)

79

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

variable products that offer investment options managed by PIMCO. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $2,506, $1,499, and $3,874 during 2009, 2008, and 2007, respectively, which is included in other revenue (loss) on the Consolidated Statements of Operations. At December 31, 2009 and 2008, $893 and $(147), respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of subadvised investment options were $1,480, $3,027, and $4,097 during 2009, 2008, and 2007, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $110 and $108 at December 31, 2009 and 2008, respectively, which is included in other liabilities on the Consolidated Balance Sheets.

(f)	Financial Guarantee

In October 2008, Allianz SE invested $2,500,000 in The Hartford Financial Services Group, Inc. (Hartford) using funds from their subsidiaries. The Company had a $130,000 invested portion of the transaction. In connection with the Company’s investment, Allianz SE has issued a financial guarantee of the notional amount in 10% fixed-to-floating rate junior subordinated notes of Hartford. The Company records the guarantee as the difference between par value and the fair value of the bond. If at any time during the fixed rate period of the notes (ending October 15, 2018), the rating attributed by any one of S&P or Moody’s falls below investment grade, or Hartford is subject to an event of default with its obligations under the notes, the Company has the right to sell the notes to Allianz SE. During 2009, the notes were downgraded by S&P from BBB- to BB+, which is below investment grade. This gives the Company the right to sell the notes to Allianz SE; however; the Company has not chosen to exercise the right at this time. The consideration to be delivered by Allianz SE will be equal to the notional amount of the notes. At the option of Allianz SE, such consideration will be paid either in cash or senior notes of Allianz SE or one of its financial subsidiaries.

(g)	Capital Contributions

The Company received capital contributions in 2009 and 2008 from AZOA of $1,500,000 and $280,000, respectively.

(h)	Investment Purchase from Affiliate

At a similar time as the capital contribution mentioned above, the Company entered into a purchase agreement with AZ-Arges Vermögensverwaltungsgesellschaft mbH, a subsidiary of Allianz SE, for the purchase of CDOs. During 2009, the Company settled trades for $1,349,587 of CDOs with a par value of $2,726,416.

(i)	Acquisition of Additional Ownership Interest

In September 2009, Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, acquired the remaining 27.5% ownership interest of Advisors IG, LLC (Advisors)

 (Continued)

80

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

for $9,350, through a put option exercised by Advisors. As a result of the acquisition of the additional ownership interest, Advisors is now a wholly owned subsidiary of AZIIG.

(16)	Employee Benefit Plans

The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the IRS. Under the eligible employees’ provisions, the Company will match 100% of contributions up to a maximum of 6% of the employees’ eligible compensation. Starting January 1, 2010, the Company will match up to 7.5% of eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.

In February 2010, the Company declared a profit-sharing contribution of 1.5% of employees’ salaries for the plan year ended December 31, 2009. The contribution will be funded in 2010. The Company also declared a profit-sharing contribution of 1.5% of employees’ salaries for the plan years ended December 31, 2008 and 2007, reported in general and administrative expenses on the accompanying Consolidated Statements of Operations and funded in 2009 and 2008, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. Starting January 1, 2010, the Company will not be making a profit-sharing contribution.

The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $10,737, $8,271, and $9,960 in 2009, 2008, and 2007, respectively, toward the AAAP matching contributions and administration expenses.

A defined group of highly compensated employees is eligible to participate in the AZOA Deferred Compensation Plan adopted January 1, 2008, which replaced the Allianz Life Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees’ funds are invested on a pay period basis and are immediately invested. Participants and the Company share the administrative fee. The accrued liability of $8,542 and $8,405 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $7,440 and $6,733 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

 (Continued)

81

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees SARs and restricted stock units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $1,165, $(2,324), and $4,326 was recorded in 2009, 2008, and 2007, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $3,126 and $2,360 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

The Company participates in the Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares (ADSs) of Allianz SE at a discounted price. An aggregate amount of 250,000 Ordinary Shares is reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase settlement date. Effective October 26, 2009, the ADSs were delisted from the New York Stock Exchange and started trading on the U.S. over-the-counter market through the OTCQX (which is an online trading platform). Because of the delisting, an exception was made effective September 29, 2009, to fully vest shares that were considered “restricted” as of September 28, 2009. Additionally, the last 2009 purchase, originally scheduled to occur in November, was postponed to December. Employees who had made payroll contributions toward the December purchase were provided the opportunity for a one-time opt out of this purchase and receive a refund of their contribution. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $342, $215, and $457 in 2009, 2008, and 2007, respectively, and is recorded in other liabilities on the Consolidated Balance Sheets. The discount is reflected as taxable income in the year of purchase to employees.

In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee’s termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. Effective June 1, 2008, the Company adopted the AZOA Severance Allowance Plan, which replaced the Employee Severance Pay Plan. Under the AZOA Severance Allowance Plan, all employees who are involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $3,164, $8,247, and $5,712 in 2009, 2008, and 2007, respectively, toward severance payments.

The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least 10 years of service when they reach age 55. In November 2009, the Company announced changes to its retiree health program including the discontinuation of the

 (Continued)

82

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Company’s subsidization of postretirement medical and dental benefits. The only remaining postretirement obligation is retiree life insurance. The Company’s plan obligation at December 31, 2009 and 2008 was $2,344 and $7,905, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. The Company began prefunding its postretirement liability in 2005. The Company’s plan assets, held in a Welfare Benefit Trust, at December 31, 2009 and 2008 were $22,984 and $16,720, respectively.

In accordance with the Compensation – Retirement Benefits Topic of the FASB ASC (ASC 715), the amounts recognized in accumulated other comprehensive income, net of tax consist of:

	2009	2008	2007
Net actuarial gain	$2,243	$521	$78
Prior service cost	(2,266)	(1,794)	(1,190)
Total	$(23)	$(1,273)	$(1,112)

Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income, net of tax into net periodic benefit cost are $6 and $0, respectively.

Currently, the amount of plan assets to be returned to the Company has not been determined.

(17)	Statutory Financial Data and Dividend Restrictions

Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders’ surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable, which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

The Company’s statutory capital and surplus reported in the statutory annual statement filed with the State of Minnesota as of December 31, 2009 and 2008 was $3,923,209 and $2,009,309, respectively.

The Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2009 and 2008 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the

 (Continued)

83

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

next preceding year. Ordinary dividends of $41,744 can be paid in 2010 without prior approval of the Commissioner of Commerce.

Regulatory Risk-Based Capital

An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 552% and 411% as of December 31, 2009 and 2008, respectively. Regulatory action against a company may begin when this ratio falls below 200%.

(18)	Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding and individual arbitration proceedings. For the remaining above-mentioned pending lawsuits and matters, the Company cannot predict the potential outcome at this state of the proceedings. In November 2007, the Company settled one of the pending class action lawsuits. In October 2009, the Company received a favorable trial verdict on one of the above class action lawsuits. Individuals’ claims agreed to under the settlement are still being processed, so uncertainty remains on the Company’s ultimate obligation. The Company recognizes legal costs for defending itself as incurred.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual fund, variable and fixed annuity, life insurance, distribution companies, and broker-dealers, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years.

Federal and state regulators are investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General’s Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company’s suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations and investigations by state insurance regulators. In some instances, these examinations and investigations may lead to enforcement proceedings, which could result in modifications to the Company’s business processes, remediation, and/or penalties. In

 (Continued)

84

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department’s allegations, the Company agreed to adopt additional modifications to the Company’s suitability review process, to certain enhancements to the Company’s existing processes and to payment of certain penalties, contributions, and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

In December 2008, the SEC adopted a rule (Rule 151A) having the effect of categorizing most fixed-indexed annuity products as securities. This rule, when and if it becomes fully operational, will subject issuers of fixed-indexed annuity products to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. The rule will also have the effect of subjecting distribution and advertising of fixed-indexed annuity products to the jurisdiction of the Financial Industry Regulatory Authority. It can be expected that Rule 151A would have the effect of making fixed-indexed annuity product development more difficult and expensive. Rule 151A could also have the effect of reducing distribution channels for fixed-indexed annuity products.

It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

This could result in legal precedents and new industrywide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

The Company holds a minority equity interest in a certain field marketing organization. Certain provisions within the stockholder’s agreement require the Company to purchase all of the stock in the entity if and when principals of the field marketing organization choose to exercise certain available options. The exercise period for the put option is the first 120 days of each calendar year commencing on January 1, 2011 and expiring on April 30, 2014. If the put option was exercised, requiring the Company to purchase all of the stock in the entity, the total purchase price that would be paid by the Company based on current calculations would be $9,985.

The Company has private placement investments that require a commitment of capital within the next year. The Company had capital commitments of $21,000 and $0 at December 31, 2009 and 2008, respectively.

The Company has commercial mortgage loan investments that do not require additional commitments of capital. The Company had capital commitments for new mortgage loans of $0 and $118,900 at December 31, 2009 and 2008, respectively.

 (Continued)

85

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $3,284, $4,980, and $5,454 in 2009, 2008, and 2007, respectively. The future minimum lease payments required under operating leases are as follows:

2010		$2,573
2011		1,932
2012		1,460
2013		1,171
2014 and beyond		807
	Total	$7,943

During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company’s headquarters. The cost and accumulated depreciation of the financed assets were $5,244 and $(2,293) at December 31, 2009 and $10,507 and $(5,199) at December 31, 2008, respectively, and are included in other assets. Depreciation on the financed assets was $2,357, $2,504, and $2,696 in 2009, 2008, and 2007, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:

2010		$891
2011		891
2012		891
2013		826
2014 and beyond		9
	Total minimum lease payments	3,508
Less executory costs (estimated)		238
	Net minimum lease payments	3,270
Less imputed interest		191
	Present value of net minimum
	lease payments	$3,079

 (Continued)

86

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years with some leases containing renewal options. Under net leases in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. The cost and accumulated depreciation on leased properties at December 31, 2009 was $395,477 and $(49,022), respectively. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2009 are as follows:

2010		$21,232
2011		20,103
2012		17,815
2013		13,588
2014 and beyond		23,325
	Total	$96,063

Included in the future minimum lease receipt amounts above are leases on real estate classified as held-for-sale by the Company at December 31, 2009. Upon completion of the sale of the real estate, it is expected that these leases will be assigned to the purchaser. The total carrying value of the leased property was $32,000 at December 31, 2009. The future minimum lease payments required under these operating leases are as follows:

2010		$3,688
2011		3,382
2012		2,280
2013		1,085
2014 and beyond		2,308
	Total	$12,743

The Company has a service agreement (the agreement) with certain broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its total commitment at December 31, 2009 to be $3,021 annually with a total commitment of $30,205. The calculation was based on the total variable insurance products under management as of December 31, 2009, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $2,619, $2,346, and $1,865 in 2009, 2008, and 2007, respectively.

 (Continued)

87

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(19)	Capital Structure

The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized, issued, and outstanding	Par value, per share	Redemption rights	Voluntary or involuntary liquidation rights
Common stock	40,000,000	$1.00	None	None
20,000,001
20,000,001
Preferred stock:
Class A	200,000,000	$1.00	Designated by Board	Designated by Board
	18,903,484		for each series issued	for each series issued
18,903,484
Class A, Series A	8,909,195	1.00	$35.02 per share plus	$35.02 per share plus
	8,909,195		an amount to yield a	an amount to yield a
	8,909,195		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class A, Series B	10,000,000	1.00	$35.02 per share plus	$35.02 per share plus
	9,994,289		an amount to yield a	an amount to yield a
	9,994,289		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class B	400,000,000	1.00	Designated by Board	Designated by Board
	—		for each series issued	for each series issued
Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

Each share of Class A preferred stock is convertible into one share of the Company’s common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the BOD. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

As discussed in notes 2 and 15 to these Consolidated Financial Statements, the Company carried out various capital transactions with related parties during 2009, 2008, and 2007.

 (Continued)

88

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(20)	Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective years ended December 31 follows:

	2009	2008	2007
Beginning amount of cumulative translation adjustments	$6,487	$14,409	$7,889
Aggregate adjustment for the period
resulting from translation adjustments	9,386	(12,187)	10,032
Amount of income tax (expense) benefit
for the period related to aggregate adjustment	(3,285)	4,265	(3,512)
Net aggregate translation included in equity	6,101	(7,922)	6,520
Ending amount of cumulative translation adjustments	$12,588	$6,487	$14,409

Canadian foreign exchange rate at end of year	0.95388	0.81004	1.01322

(21)	Subsequent Events

No material subsequent events have occurred since December 31, 2009 that require adjustment to the financial statements.

On February 1, 2010, the Company finalized its transfer of a portion of its Canadian life insurance business to another carrier through an assumption reinsurance agreement. The reserve liabilities transferred were approximately $7,714 as of the date of the transaction. As part of the transaction, the Company also transferred an existing administration agreement to the new carrier.

On February 12, 2010, the Company closed on a deed in lieu of foreclosure for a mortgage loan on real estate. The fair value of $50,500, which is based on the appraised value of the property as of December 28, 2009, was transferred to real estate. No additional impairments or losses were recorded at the time of the transfer.

On February 22, 2010, the Company began hedging interest rate risk on variable annuity withdrawal and accumulation benefit guarantees for policies issued since August 2009 on the Company’s primary variable annuity product.

89

Schedule I

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Summary of Investments – Other than Investments in Related Parties

December 31, 2009

Type of investment	Cost (1)	Fair value	Amount at which shown in the Consolidated Balance Sheet
Fixed-maturity securities:
Fixed-maturity securities, available-for-sale:
U.S. government	$758,005	$760,139	$760,139
Agencies not backed by the full faith and credit of
the U.S. government	48,082	49,431	49,431
States and political subdivisions	412,936	401,169	401,169
Foreign government	208,151	219,059	219,059
Public utilities	4,364,286	4,588,223	4,588,223
Corporate securities	22,129,074	22,855,959	22,855,959
Mortgage-backed securities	15,362,241	15,338,763	15,338,763
Collateralized mortgage obligations	23,494	24,703	24,703
Total fixed-maturity securities, available-for-sale	43,306,269	44,237,446	44,237,446
Fixed-maturity securities, trading:
U.S. government	582,384	594,725	594,725
Agencies not backed by the full faith and credit of
the U.S. government	20,558	21,255	21,255
States and political subdivisions	56,781	54,784	54,784
Foreign government	37,501	38,919	38,919
Public utilities	572,466	594,399	594,399
Corporate securities	2,948,705	2,965,181	2,965,181
Mortgage-backed securities	929,982	878,263	878,263
Total fixed-maturity securities, trading	5,148,377	5,147,526	5,147,526
Fixed-maturity securities, held-to-maturity:
Collateralized debt obligations	1,111,457	1,249,923	1,111,457
Corporate securities	137	162	137
Total fixed-maturity securities, held-to-maturity	1,111,594	1,250,085	1,111,594
Total fixed-maturity securities	49,566,240	50,635,057	50,496,566
Equity securities:
Equity securities, available-for-sale:
Common stocks:
Seed money	50,903	52,153	52,153
Equity securities, trading:
Common stocks:
Industrial and miscellaneous	16,341	15,125	15,125
Total equity securities	67,244	$67,278	67,278
Other investments:
Mortgage loans on real estate, net	5,426,013		5,426,013
Short-term securities	1,945,630		1,945,630
Derivatives	1,077,453		1,077,453
Real estate	314,454		314,454
Loans to nonaffiliates	559,757		559,757
Loans to affiliates	155,533		155,533
Policy loans	173,834		173,834
Other invested assets	3,803		3,803
Total other investments	9,656,477		9,656,477
Total investments	$59,289,961		$60,220,321
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.
See accompanying report of independent registered public accounting firm.

90

Schedule II

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Supplementary Insurance Information

	December 31,					Year ended December 31,
			Future
			benefit
			reserves			Net	Interest
			and policy		Policy	premium	and		Net change	Net change
	Deferred	Deferred	and contract		and	and	similar		in deferred	in policy	Other
	acquisition	sales	account	Unearned	contract	policy	income,	Net	sales	acquisition	operating
	costs	inducements	balances	premiums	claims	fees	net	benefits	inducements*	costs**	expenses
2009:
Life	$249,620	$(154)	$2,229,584	11,191	$22,043	$100,963	$54,094	$92,056	$(188)	$(6,508)	$50,426
Annuities	5,739,937	1,023,270	60,603,476	86,007	1,269	681,157	3,037,167	2,228,808	(186,314)	171,557	1,420,850
Accident and health	102,398	—	1,450,144	64,542	195,998	131,185	27,007	87,534	—	255	31,800
	$6,091,955	$1,023,116	$64,283,204	161,740	$219,310	$913,305	$3,118,268	$2,408,398	$(186,502)	$165,304	$1,503,076
2008:
Life	$238,049	$(636)	$2,133,880	5,670	$19,593	$86,037	$45,538	$53,206	$108	$(52,701)	$113,165
Annuities	7,912,800	1,098,442	57,349,485	197,912	150	916,525	2,837,763	2,471,795	(327,604)	(2,731,925)	1,312,587
Accident and health	102,653	—	1,256,315	68,174	280,478	124,075	25,593	87,022	—	562	38,909
	$8,253,502	$1,097,806	$60,739,680	271,756	$300,221	$1,126,637	$2,908,894	$2,612,023	$(327,496)	$(2,784,064)	$1,464,661
2007:
Life	$188,301	$(264)	$2,055,549	186	$19,952	$70,955	$43,857	$61,244	$8,046	$(23,490)	$83,638
Annuities	5,283,977	768,180	50,737,462	149,998	—	679,317	2,501,608	1,658,779	(91,216)	(609,862)	1,532,096
Accident and health	103,214	—	1,061,074	67,223	298,153	128,585	19,866	82,937	—	(17,383)	70,702
	$5,575,492	$767,916	$53,854,085	217,407	$318,105	$878,857	$2,565,331	$1,802,960	$(83,170)	$(650,735)	$1,686,436
*	See note 9 for aggregate gross amortization of deferred sales inducements.
**	See note 8 for aggregate gross amortization of deferred acquisition costs.
See accompanying report of independent registered public accounting firm.

91

Schedule III

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Reinsurance

					Percentage
		Ceded	Assumed		of amount
	Direct	to other	from other	Net	assumed
Years ended	amount	companies	companies	amount	to net
December 31, 2009:
Life insurance in force	$23,996,848	$23,244,205	$8,967,179	$9,719,822	92.3%
Premiums and policy fees:
Life	139,806	61,672	22,829	100,963	22.6%
Annuities	682,059	218	(684)	681,157	(0.1)
Accident and health	229,976	113,949	15,158	131,185	11.6
Total premiums and policy fees	$1,051,841	$175,839	$37,303	$913,305	4.1%
December 31, 2008:
Life insurance in force	$23,565,296	$23,343,902	$8,722,528	$8,943,922	97.5%
Premiums and policy fees:
Life	128,994	66,024	22,941	85,911	26.7%
Annuities	919,284	2,004	(754)	916,526	(0.1)
Accident and health	227,905	122,005	18,300	124,200	14.7
Total premiums and policy fees	$1,276,183	$190,033	$40,487	$1,126,637	3.6%
December 31, 2007:
Life insurance in force	$21,558,390	$21,380,158	$9,487,390	$9,665,622	98.2%
Premiums and policy fees:
Life	121,600	75,160	24,515	70,955	34.6%
Annuities	677,833	(2,258)	(774)	679,317	(0.1)
Accident and health	259,044	182,914	52,455	128,585	40.8
Total premiums and policy fees	$1,058,477	$255,816	$76,196	$878,857	8.7%
See accompanying report of independent registered public accounting firm.

92

KPMG

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Directors of Allianz Life Insurance Company of North America and
Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Allianz Life Variable Account B as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Minneapolis, Minnesota
March 24, 2010

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AIM V.I. Capital Appreciation Fund	AIM V.I. Core Equity Fund	AIM V.I. International Growth Fund	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio

Assets:
Investments at Net Asset Value	$ 4,645	$ 3,117	$ 1,381	$ 2,227	$ 3,662	$ 3,661
Total Assets	4,645	3,117	1,381	2,227	3,662	3,661

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	4,645	3,117	1,381	2,227	3,662	3,661

Contract Owners' Equity:
Contracts in Accumulation Period	4,639	3,117	1,379	2,184	3,649	3,661
Contracts in Annuity Payment Period	6	-	2	43	13	-
Total Contract Owners' Equity	$ 4,645	$ 3,117	$ 1,381	$ 2,227	$ 3,662	$ 3,661

Investment Shares	228	125	53	48	94	343
Investments at Cost	$ 5,992	$ 3,128	$ 981	$ 2,488	$ 5,103	$ 6,181

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Alger American SmallCap Growth Portfolio	AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund	AZL BlackRock Growth Fund

Assets:
Investments at Net Asset Value	$ 609	$ 316,324	$ 2,830	$ 129,820	$ 326,427	$ -
Total Assets	609	316,324	2,830	129,820	326,427	-

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	609	316,324	2,830	129,820	326,427	-

Contract Owners' Equity:
Contracts in Accumulation Period	609	316,310	2,830	129,820	326,426	-
Contracts in Annuity Payment Period	-	14	-	-	1	-
Total Contract Owners' Equity	$ 609	$ 316,324	$ 2,830	$ 129,820	$ 326,427	$ -

Investment Shares	24	23,242	278	11,358	27,828	-
Investments at Cost	$ 578	$ 326,033	$ 2,826	$ 128,002	$ 305,191	$ -

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Columbia Mid Cap Value Fund	AZL Columbia Small Cap Value Fund	AZL Columbia Technology Fund	AZL Davis NY Venture Fund	AZL Dreyfus Equity Growth Fund	AZL Eaton Vance Large Cap Value Fund

Assets:
Investments at Net Asset Value	$ 57,894	$ 48,201	$ -	$ 401,845	$ 150,833	$ 266,260
Total Assets	57,894	48,201	-	401,845	150,833	266,260

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	57,894	48,201	-	401,845	150,833	266,260

Contract Owners' Equity:
Contracts in Accumulation Period	57,894	48,189	-	401,754	150,817	266,235
Contracts in Annuity Payment Period	-	12	-	91	16	25
Total Contract Owners' Equity	$ 57,894	$ 48,201	$ -	$ 401,845	$ 150,833	$ 266,260

Investment Shares	8,798	5,560	-	37,946	19,190	35,080
Investments at Cost	$ 59,188	$ 50,655	$ -	$ 354,952	$ 178,395	$ 339,165

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL First Trust Target Double Play Fund	AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund	AZL Fusion Growth Fund

Assets:
Investments at Net Asset Value	$ -	$ 180,301	$ 54,234	$ 558,063	$ 5,844	$ 797,026
Total Assets	-	180,301	54,234	558,063	5,844	797,026

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	180,301	54,234	558,063	5,844	797,026

Contract Owners' Equity:
Contracts in Accumulation Period	-	180,273	54,234	557,990	5,844	797,020
Contracts in Annuity Payment Period	-	28	-	73	-	6
Total Contract Owners' Equity	$ -	$ 180,301	$ 54,234	$ 558,063	$ 5,844	$ 797,026

Investment Shares	-	13,587	5,317	55,254	580	87,107
Investments at Cost	$ -	$ 193,222	$ 53,292	$ 536,808	$ 5,857	$ 898,208

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Fusion Moderate Fund	AZL International Index Fund	AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity Fund	AZL MFS Investors Trust Fund	AZL Moderate Index Strategy Fund

Assets:
Investments at Net Asset Value	$ 894,989	$ 35,015	$ -	$ 142,389	$ 265,918	$ 163,917
Total Assets	894,989	35,015	-	142,389	265,918	163,917

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	894,989	35,015	-	142,389	265,918	163,917

Contract Owners' Equity:
Contracts in Accumulation Period	894,989	35,015	-	142,364	265,901	163,917
Contracts in Annuity Payment Period	-	-	-	25	17	-
Total Contract Owners' Equity	$ 894,989	$ 35,015	$ -	$ 142,389	$ 265,918	$ 163,917

Investment Shares	92,938	2,631	-	16,831	20,759	13,833
Investments at Cost	$ 885,015	$ 35,146	$ -	$ 148,831	$ 245,239	$ 160,898

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Money Market Fund	AZL NACM International Fund	AZL OCC Growth Fund	AZL OCC Opportunity Fund	AZL Oppenheimer Global Fund	AZL Oppenheimer International Growth Fund

Assets:
Investments at Net Asset Value	$ 854,706	$ -	$ 3,399	$ 127,746	$ -	$ -
Total Assets	854,706	-	3,399	127,746	-	-

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	854,706	-	3,399	127,746	-	-

Contract Owners' Equity:
Contracts in Accumulation Period	854,062	-	3,399	127,740	-	-
Contracts in Annuity Payment Period	644	-	-	6	-	-
Total Contract Owners' Equity	$ 854,706	$ -	$ 3,399	$ 127,746	$ -	$ -

Investment Shares	854,706	-	327	11,592	-	-
Investments at Cost	$ 854,707	$ -	$ 3,272	$ 131,733	$ -	$ -

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	AZL Schroder Emerging Markets Equity Fund CL 1	AZL Schroder Emerging Markets Equity Fund CL 2	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund

Assets:
Investments at Net Asset Value	$ -	$ 386,786	$ 46,225	$ 279,662	$ -	$ 137,478
Total Assets	-	386,786	46,225	279,662	-	137,478

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	386,786	46,225	279,662	-	137,478

Contract Owners' Equity:
Contracts in Accumulation Period	-	386,708	46,119	279,662	-	137,478
Contracts in Annuity Payment Period	-	78	106	-	-	-
Total Contract Owners' Equity	$ -	$ 386,786	$ 46,225	$ 279,662	$ -	$ 137,478

Investment Shares	-	50,356	5,896	35,762	-	17,315
Investments at Cost	$ -	$ 377,655	$ 23,676	$ 219,916	$ -	$ 144,077

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL TargetPLUS Balanced Fund	AZL TargetPLUS Equity Fund	AZL TargetPLUS Growth Fund	AZL TargetPLUS Moderate Fund	AZL Turner Quantitative Small Cap Growth Fund	AZL Van Kampen Equity and Income Fund

Assets:
Investments at Net Asset Value	$ -	$ -	$ -	$ -	$ 27,136	$ 234,086
Total Assets	-	-	-	-	27,136	234,086

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	-	-	-	27,136	234,086

Contract Owners' Equity:
Contracts in Accumulation Period	-	-	-	-	27,134	234,086
Contracts in Annuity Payment Period	-	-	-	-	2	-
Total Contract Owners' Equity	$ -	$ -	$ -	$ -	$ 27,136	$ 234,086

Investment Shares	-	-	-	-	3,524	21,615
Investments at Cost	$ -	$ -	$ -	$ -	$ 29,270	$ 219,537

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Van Kampen Global Real Estate Fund	AZL Van Kampen Growth and Income Fund	AZL Van Kampen International Equity Fund	AZL Van Kampen Mid Cap Growth Fund	BlackRock Global Allocations V.I. Fund	Davis VA Financial Portfolio

Assets:
Investments at Net Asset Value	$ 67,671	$ 179,126	$ 349,516	$ 302,330	$ 595,355	$ 76,038
Total Assets	67,671	179,126	349,516	302,330	595,355	76,038

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	67,671	179,126	349,516	302,330	595,355	76,038

Contract Owners' Equity:
Contracts in Accumulation Period	67,671	179,094	349,501	302,324	595,355	76,033
Contracts in Annuity Payment Period	-	32	15	6	-	5
Total Contract Owners' Equity	$ 67,671	$ 179,126	$ 349,516	$ 302,330	$ 595,355	$ 76,038

Investment Shares	8,939	18,639	23,457	27,994	44,363	7,619
Investments at Cost	$ 69,876	$ 193,038	$ 354,555	$ 318,876	$ 530,449	$ 76,326

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Davis VA Real Estate Portfolio	Davis VA Value Portfolio	Franklin Global Communications Securities Fund	Franklin Growth and Income Securities Fund	Franklin High Income Securities Fund	Franklin Income Securities Fund

Assets:
Investments at Net Asset Value	$ 635	$ 73,314	$ -	$ 224,555	$ 211,406	$ 762,870
Total Assets	635	73,314	-	224,555	211,406	762,870

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	635	73,314	-	224,555	211,406	762,870

Contract Owners' Equity:
Contracts in Accumulation Period	635	73,295	-	223,591	211,236	761,777
Contracts in Annuity Payment Period	-	19	-	964	170	1,093
Total Contract Owners' Equity	$ 635	$ 73,314	$ -	$ 224,555	$ 211,406	$ 762,870

Investment Shares	86	6,820	-	21,544	34,337	53,682
Investments at Cost	$ 1,049	$ 66,833	$ -	$ 311,422	$ 202,971	$ 778,757

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Franklin Large Cap Growth Securities Fund	Franklin Money Market Fund	Franklin Real Estate Fund	Franklin Rising Dividends Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund

Assets:
Investments at Net Asset Value	$ 141,641	$ -	$ 116,520	$ 262,333	$ 68,848	$ 123,720
Total Assets	141,641	-	116,520	262,333	68,848	123,720

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	141,641	-	116,520	262,333	68,848	123,720

Contract Owners' Equity:
Contracts in Accumulation Period	141,471	-	116,344	261,758	68,714	123,539
Contracts in Annuity Payment Period	170	-	176	575	134	181
Total Contract Owners' Equity	$ 141,641	$ -	$ 116,520	$ 262,333	$ 68,848	$ 123,720

Investment Shares	10,492	-	10,601	16,430	5,378	7,239
Investments at Cost	$ 152,931	$ -	$ 212,193	$ 253,985	$ 73,620	$ 129,555

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Franklin Templeton VIP Founding Funds Allocation Fund	Franklin U.S. Government Fund	Franklin Zero Coupon Fund 2010	J.P. Morgan International Opportunities Portfolio	J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMIT International Equity Fund

Assets:
Investments at Net Asset Value	$ 173,591	$ 450,582	$ 95,054	$ -	$ -	$ 228
Total Assets	173,591	450,582	95,054	-	-	228

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	173,591	450,582	95,054	-	-	228

Contract Owners' Equity:
Contracts in Accumulation Period	173,591	450,039	95,001	-	-	228
Contracts in Annuity Payment Period	-	543	53	-	-	-
Total Contract Owners' Equity	$ 173,591	$ 450,582	$ 95,054	$ -	$ -	$ 228

Investment Shares	24,312	34,850	5,941	-	-	24
Investments at Cost	$ 168,146	$ 446,365	$ 96,158	$ -	$ -	$ 168

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	JPMorgan Insurance Trust U.S. Equity Portfolio	Mutual Global Discovery Securities Fund	Mutual Shares Securities Fund	OpCap Mid Cap Portfolio	Oppenheimer Global Securities Fund/VA	Oppenheimer High Income Fund/VA

Assets:
Investments at Net Asset Value	$ 357	$ 532,799	$ 549,364	$ 53,180	$ 93,465	$ 12,389
Total Assets	357	532,799	549,364	53,180	93,465	12,389

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	357	532,799	549,364	53,180	93,465	12,389

Contract Owners' Equity:
Contracts in Accumulation Period	357	532,651	549,042	53,180	93,343	12,389
Contracts in Annuity Payment Period	-	148	322	-	122	-
Total Contract Owners' Equity	$ 357	$ 532,799	$ 549,364	$ 53,180	$ 93,465	$ 12,389

Investment Shares	26	28,252	37,595	4,458	3,527	6,257
Investments at Cost	$ 267	$ 500,047	$ 592,495	$ 50,284	$ 83,700	$ 19,228

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Oppenheimer Main Street Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Commodity RealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Multi-Asset Portfolio

Assets:
Investments at Net Asset Value	$ 65,355	$ 188,459	$ 155,748	$ 76,335	$ 98,030	$ 10,923
Total Assets	65,355	188,459	155,748	76,335	98,030	10,923

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	65,355	188,459	155,748	76,335	98,030	10,923

Contract Owners' Equity:
Contracts in Accumulation Period	65,296	188,443	155,748	76,335	98,028	10,923
Contracts in Annuity Payment Period	59	16	-	-	2	-
Total Contract Owners' Equity	$ 65,355	$ 188,459	$ 155,748	$ 76,335	$ 98,030	$ 10,923

Investment Shares	3,595	18,034	18,110	6,020	7,707	926
Investments at Cost	$ 64,021	$ 188,351	$ 181,411	$ 73,362	$ 99,752	$ 10,982

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Growth and Income Portfolio	PIMCO VIT Total Return Portfolio	Seligman Global Technology Portfolio	Seligman Small-Cap Value Portfolio

Assets:
Investments at Net Asset Value	$ 193,247	$ 299,229	$ -	$ 779,577	$1,700	$ 61,488
Total Assets	193,247	299,229	-	779,577	1,700	61,488

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	193,247	299,229	-	779,577	1,700	61,488

Contract Owners' Equity:
Contracts in Accumulation Period	193,218	299,151	-	779,395	1,687	61,442
Contracts in Annuity Payment Period	29	78	-	182	13	46
Total Contract Owners' Equity	$ 193,247	$ 299,229	$ -	$ 779,577	$1,700	$ 61,488

Investment Shares	26,545	24,054	-	72,050	95	9,683
Investments at Cost	$ 181,076	$ 297,818	$ -	$ 759,652	$1,589	$ 88,594

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	SP International Growth Portfolio	SP Strategic Partners Focused Growth Portfolio	Templeton Global Asset Allocation Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund

Assets:
Investments at Net Asset Value	$ 10,271	$ 13,247	$ 10,145	$ 223,268	$ 221,537	$ 399,185
Total Assets	10,271	13,247	10,145	223,268	221,537	399,185

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	10,271	13,247	10,145	223,268	221,537	399,185

Contract Owners' Equity:
Contracts in Accumulation Period	10,271	13,247	10,125	222,952	221,377	398,638
Contracts in Annuity Payment Period	-	-	20	316	160	547
Total Contract Owners' Equity	$ 10,271	$ 13,247	$ 10,145	$ 223,268	$ 221,537	$ 399,185

Investment Shares	2,262	2,004	1,085	16,432	12,743	38,215
Investments at Cost	$ 14,129	$ 13,300	$ 15,897	$ 232,513	$ 210,154	$ 464,236

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Enterprise Portfolio	Van Kampen LIT Growth and Income Portfolio	Total All Funds

Assets:
Investments at Net Asset Value	$1,979	$ -	$ 446	$ 15,241,712
Total Assets	1,979	-	446	15,241,712

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-
Total Liabilities	-	-	-	-
Net Assets:	1,979	-	446	15,241,712

Contract Owners' Equity:
Contracts in Accumulation Period	1,975	-	420	15,234,278
Contracts in Annuity Payment Period	4	-	26	7,434
Total Contract Owners' Equity	$1,979	$ -	$ 446	$ 15,241,712

Investment Shares	71	-	27	2,182,645
Investments at Cost	$1,941	$ -	$ 457	$ 15,517,746

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AIM V.I. Capital Appreciation Fund	AIM V.I. Core Equity Fund	AIM V.I. International Growth Fund	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$27	$51	$18	$ -	$21	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	70	49	21	28	47	54
Investment Income (Loss),Net	(43)	2	(3)	(28)	(26)	(54)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(412)	(95)	27	(143)	(287)	(760)
Realized Gains (Losses) on Investments, Net	(412)	(95)	27	(143)	(287)	(760)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,204	758	320	935	1,482	2,075
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	792	663	347	792	1,195	1,315
Net Increase (Decrease) in Net Assets From Operations	$ 749	$ 665	$ 344	$ 764	$1,169	$1,261

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Alger American SmallCap Growth Portfolio	AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund	AZL BlackRock Growth Fund
			(B)	(B)		(E)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$2,755	$17	$ -	$3	$ 316

Expenses:
Mortality and Expense Risk and Administrative Charges	9	3,671	4	533	2,439	2,245
Investment Income (Loss),Net	(9)	(916)	13	(533)	(2,436)	(1,929)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(10)	(20,858)	3	6	(1,532)	(34,413)
Realized Gains (Losses) on Investments, Net	(10)	(20,858)	3	6	(1,532)	(34,413)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	212	64,996	4	1,818	35,219	66,054
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	202	44,138	7	1,824	33,687	31,641
Net Increase (Decrease) in Net Assets From Operations	$ 193	$43,222	$20	$1,291	$31,251	$29,712

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Columbia Mid Cap Value Fund	AZL Columbia Small Cap Value Fund	AZL Columbia Technology Fund	AZL Davis NY Venture Fund	AZL Dreyfus Equity Growth Fund	AZL Eaton Vance Large Cap Value Fund
			(E)
Investment Income:
Dividends Reinvested in Fund Shares	$ 299	$ 113	$ -	$2,770	$ 677	$7,404

Expenses:
Mortality and Expense Risk and Administrative Charges	758	872	939	7,318	2,728	4,955
Investment Income (Loss),Net	(459)	(759)	(939)	(4,548)	(2,051)	2,449
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(7,040)	(6,705)	(10,712)	(10,713)	(16,131)	(29,654)
Realized Gains (Losses) on Investments, Net	(7,040)	(6,705)	(10,712)	(10,713)	(16,131)	(29,654)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,478	15,653	30,167	109,515	55,482	79,388
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	10,438	8,948	19,455	98,802	39,351	49,734
Net Increase (Decrease) in Net Assets From Operations	$9,979	$8,189	$18,516	$94,254	$37,300	$52,183

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL First Trust Target Double Play Fund	AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund	AZL Fusion Growth Fund
	(E)		(B)		(B)
Investment Income:
Dividends Reinvested in Fund Shares	$2,581	$2,733	$ 240	$8,736	$56	$15,291

Expenses:
Mortality and Expense Risk and Administrative Charges	962	3,316	13	9,036	10	15,027
Investment Income (Loss),Net	1,619	(583)	227	(300)	46	264
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	13,707	-	28,921
Realized Gains (Losses) on Sales of Investments, Net	(39,972)	(17,915)	95	(12,507)	28	(70,109)
Realized Gains (Losses) on Investments, Net	(39,972)	(17,915)	95	1,200	28	(41,188)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	42,756	58,180	942	98,832	(13)	223,241
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,784	40,265	1,037	100,032	15	182,053
Net Increase (Decrease) in Net Assets From Operations	$4,403	$39,682	$1,264	$99,732	$61	$ 182,317

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Fusion Moderate Fund	AZL International Index Fund	AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity Fund	AZL MFS Investors Trust Fund	AZL Moderate Index Strategy Fund
		(B)	(E)			(B)
Investment Income:
Dividends Reinvested in Fund Shares	$13,474	$ -	$2,872	$ 261	$45	$1

Expenses:
Mortality and Expense Risk and Administrative Charges	14,511	156	983	1,689	4,501	676
Investment Income (Loss),Net	(1,037)	(156)	1,889	(1,428)	(4,456)	(675)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	17,169	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(25,762)	(1)	(48,168)	(10,445)	(12,703)	101
Realized Gains (Losses) on Investments, Net	(8,593)	(1)	(48,168)	(10,445)	(12,703)	101
Net Change in Unrealized Appreciation
(Depreciation) on Investments	183,098	(131)	59,301	31,486	101,657	3,019
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	174,505	(132)	11,133	21,041	88,954	3,120
Net Increase (Decrease) in Net Assets From Operations	$ 173,468	$(288)	$13,022	$19,613	$84,498	$2,445

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Money Market Fund	AZL NACM International Fund	AZL OCC Growth Fund	AZL OCC Opportunity Fund	AZL Oppenheimer Global Fund	AZL Oppenheimer International Growth Fund
		(E)	(B)		(E)	(E)
Investment Income:
Dividends Reinvested in Fund Shares	$2,235	$ 948	$1	$ -	$2,659	$3,031

Expenses:
Mortality and Expense Risk and Administrative Charges	20,771	136	2	2,123	1,786	1,927
Investment Income (Loss),Net	(18,536)	812	(1)	(2,123)	873	1,104
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(1)	(2,030)	4	(11,177)	(16,209)	(27,023)
Realized Gains (Losses) on Investments, Net	(1)	(2,030)	4	(11,177)	(16,209)	(27,023)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	3,029	127	53,690	46,612	62,336
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	-	999	131	42,513	30,403	35,313
Net Increase (Decrease) in Net Assets From Operations	$ (18,536)	$1,811	$ 130	$40,390	$31,276	$36,417

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	AZL Schroder Emerging Markets Equity Fund CL 1	AZL Schroder Emerging Markets Equity Fund CL 2	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund
	(E)				(E)
Investment Income:
Dividends Reinvested in Fund Shares	$7,258	$ 917	$ 134	$ 413	$ 639	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	300	4,806	544	4,371	287	2,465
Investment Income (Loss),Net	6,958	(3,889)	(410)	(3,958)	352	(2,465)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,488	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(3,737)	(13,491)	2,562	(10,898)	(56)	(13,202)
Realized Gains (Losses) on Investments, Net	(2,249)	(13,491)	2,562	(10,898)	(56)	(13,202)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,547	68,876	17,965	118,473	5,936	41,131
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,298	55,385	20,527	107,575	5,880	27,929
Net Increase (Decrease) in Net Assets From Operations	$8,256	$51,496	$20,117	$ 103,617	$6,232	$25,464

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL TargetPLUS Balanced Fund	AZL TargetPLUS Equity Fund	AZL TargetPLUS Growth Fund	AZL TargetPLUS Moderate Fund	AZL Turner Quantitative Small Cap Growth Fund	AZL Van Kampen Equity and Income Fund
	(E)	(E)	(E)	(E)
Investment Income:
Dividends Reinvested in Fund Shares	$2,910	$2,726	$3,005	$2,333	$ -	$4,463

Expenses:
Mortality and Expense Risk and Administrative Charges	1,693	1,030	1,322	1,047	485	4,056
Investment Income (Loss),Net	1,217	1,696	1,683	1,286	(485)	407
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	13,020	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	1,851	(26,046)	(10,929)	(1,093)	(4,499)	(6,858)
Realized Gains (Losses) on Investments, Net	14,871	(26,046)	(10,929)	(1,093)	(4,499)	(6,858)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,023	38,143	25,843	11,882	11,246	48,242
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	19,894	12,097	14,914	10,789	6,747	41,384
Net Increase (Decrease) in Net Assets From Operations	$21,111	$13,793	$16,597	$12,075	$6,262	$41,791

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Van Kampen Global Real Estate Fund	AZL Van Kampen Growth and Income Fund	AZL Van Kampen International Equity Fund	AZL Van Kampen Mid Cap Growth Fund	BlackRock Global Allocations V.I. Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$ 758	$4,006	$17,203	$ -	$9,421	$ 545

Expenses:
Mortality and Expense Risk and Administrative Charges	1,157	3,304	4,942	5,066	8,530	1,337
Investment Income (Loss),Net	(399)	702	12,261	(5,066)	891	(792)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(14,896)	(14,654)	(14,774)	(25,047)	5,383	(6,519)
Realized Gains (Losses) on Investments, Net	(14,896)	(14,654)	(14,774)	(25,047)	5,383	(6,519)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	34,365	46,347	46,173	132,522	72,101	29,118
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	19,469	31,693	31,399	107,475	77,484	22,599
Net Increase (Decrease) in Net Assets From Operations	$19,070	$32,395	$43,660	$ 102,409	$78,375	$21,807

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Davis VA Real Estate Portfolio	Davis VA Value Portfolio	Franklin Global Communications Securities Fund	Franklin Growth and Income Securities Fund	Franklin High Income Securities Fund	Franklin Income Securities Fund
			(C)
Investment Income:
Dividends Reinvested in Fund Shares	$16	$ 569	$ 342	$10,319	$11,338	$55,082

Expenses:
Mortality and Expense Risk and Administrative Charges	10	1,270	558	3,309	3,221	12,338
Investment Income (Loss),Net	6	(701)	(216)	7,010	8,117	42,744
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(238)	(2,164)	(83,468)	(28,655)	(6,460)	(54,897)
Realized Gains (Losses) on Investments, Net	(238)	(2,164)	(83,468)	(28,655)	(6,460)	(54,897)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	372	19,470	90,295	66,149	52,383	205,950
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	134	17,306	6,827	37,494	45,923	151,053
Net Increase (Decrease) in Net Assets From Operations	$ 140	$16,605	$6,611	$44,504	$54,040	$ 193,797

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Franklin Large Cap Growth Securities Fund	Franklin Money Market Fund	Franklin Real Estate Fund	Franklin Rising Dividends Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund
		(C)
Investment Income:
Dividends Reinvested in Fund Shares	$1,936	$11	$12,980	$3,881	$1,078	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	2,395	101	1,936	4,441	1,265	1,946
Investment Income (Loss),Net	(459)	(90)	11,044	(560)	(187)	(1,946)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	2,893	-
Realized Gains (Losses) on Sales of Investments, Net	(8,655)	-	(28,356)	(8,285)	(3,435)	(8,369)
Realized Gains (Losses) on Investments, Net	(8,655)	-	(28,356)	(8,285)	(542)	(8,369)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	40,050	-	33,534	42,243	15,801	48,017
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	31,395	-	5,178	33,958	15,259	39,648
Net Increase (Decrease) in Net Assets From Operations	$30,936	$ (90)	$16,222	$33,398	$15,072	$37,702

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Franklin Templeton VIP Founding Funds Allocation Fund	Franklin U.S. Government Fund	Franklin Zero Coupon Fund 2010	J.P. Morgan International Opportunities Portfolio	J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMIT International Equity Fund
				(C)	(C)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3,918	$17,530	$4,773	$8	$7	$3

Expenses:
Mortality and Expense Risk and Administrative Charges	3,173	8,548	2,157	-	1	2
Investment Income (Loss),Net	745	8,982	2,616	8	6	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	8	-	-
Realized Gains (Losses) on Sales of Investments, Net	(8,229)	3,499	198	(77)	(135)	4
Realized Gains (Losses) on Investments, Net	(8,229)	3,499	198	(69)	(135)	4
Net Change in Unrealized Appreciation
(Depreciation) on Investments	45,306	(7,046)	(4,510)	72	122	60
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	37,077	(3,547)	(4,312)	3	(13)	64
Net Increase (Decrease) in Net Assets From Operations	$37,822	$5,435	$ (1,696)	$11	$ (7)	$65

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	JPMorgan Insurance Trust U.S. Equity Portfolio	Mutual Global Discovery Securities Fund	Mutual Shares Securities Fund	OpCap Mid Cap Portfolio	Oppenheimer Global Securities Fund/VA	Oppenheimer High Income Fund/VA
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$5,884	$9,769	$ 277	$1,933	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	4	9,651	9,600	865	1,675	189
Investment Income (Loss),Net	(4)	(3,767)	169	(588)	258	(189)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	13,387	-	-	1,843	-
Realized Gains (Losses) on Sales of Investments, Net	5	(12,424)	(56,811)	(4,310)	(2,088)	(4,521)
Realized Gains (Losses) on Investments, Net	5	963	(56,811)	(4,310)	(245)	(4,521)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	90	96,084	163,645	18,303	26,902	7,099
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	95	97,047	106,834	13,993	26,657	2,578
Net Increase (Decrease) in Net Assets From Operations	$91	$93,280	$ 107,003	$13,405	$26,915	$2,389

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Oppenheimer Main Street Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Commodity RealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Multi-Asset Portfolio
						(B)
Investment Income:
Dividends Reinvested in Fund Shares	$1,154	$11,601	$7,451	$3,100	$2,576	$52

Expenses:
Mortality and Expense Risk and Administrative Charges	1,172	3,112	2,532	1,124	1,706	18
Investment Income (Loss),Net	(18)	8,489	4,919	1,976	870	34
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	12,504	-	8,325	23
Realized Gains (Losses) on Sales of Investments, Net	(1,828)	(6,202)	(20,955)	(1,306)	(152)	(1)
Realized Gains (Losses) on Investments, Net	(1,828)	(6,202)	(8,451)	(1,306)	8,173	22
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,597	24,978	43,227	11,255	1,689	(59)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	13,769	18,776	34,776	9,949	9,862	(37)
Net Increase (Decrease) in Net Assets From Operations	$13,751	$27,265	$39,695	$11,925	$10,732	$ (3)

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Growth and Income Portfolio	PIMCO VIT Total Return Portfolio	Seligman Global Technology Portfolio	Seligman Small-Cap Value Portfolio
			(D)
Investment Income:
Dividends Reinvested in Fund Shares	$12,784	$8,049	$ 350	$34,114	$ -	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	3,061	5,444	67	13,434	25	1,069
Investment Income (Loss),Net	9,723	2,605	283	20,680	(25)	(1,069)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	11,359	-	23,273	-	1,332
Realized Gains (Losses) on Sales of Investments, Net	(5,199)	(2,108)	(3,752)	6,973	(61)	(8,353)
Realized Gains (Losses) on Investments, Net	(5,199)	9,251	(3,752)	30,246	(61)	(7,021)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	44,369	25,110	3,488	21,103	758	23,990
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	39,170	34,361	(264)	51,349	697	16,969
Net Increase (Decrease) in Net Assets From Operations	$48,893	$36,966	$19	$72,029	$ 672	$15,900

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	SP International Growth Portfolio	SP Strategic Partners Focused Growth Portfolio	Templeton Global Asset Allocation Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund

Investment Income:
Dividends Reinvested in Fund Shares	$ 119	$ -	$ 879	$7,119	$23,325	$11,531

Expenses:
Mortality and Expense Risk and Administrative Charges	193	243	132	3,309	3,308	6,540
Investment Income (Loss),Net	(74)	(243)	747	3,810	20,017	4,991
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	136	8,275	-	-
Realized Gains (Losses) on Sales of Investments, Net	(1,466)	(573)	(1,584)	(13,274)	1,611	(55,868)
Realized Gains (Losses) on Investments, Net	(1,466)	(573)	(1,448)	(4,999)	1,611	(55,868)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,243	4,832	2,422	59,960	3,911	140,619
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,777	4,259	974	54,961	5,522	84,751
Net Increase (Decrease) in Net Assets From Operations	$2,703	$4,016	$1,721	$58,771	$25,539	$89,742

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Enterprise Portfolio	Van Kampen LIT Growth and Income Portfolio	Total All Funds
		(C)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$2	$19	$ 392,245

Expenses:
Mortality and Expense Risk and Administrative Charges	29	-	8	266,288
Investment Income (Loss),Net	(29)	2	11	125,957
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	157,663
Realized Gains (Losses) on Sales of Investments, Net	(78)	(81)	(65)	(1,022,319)
Realized Gains (Losses) on Investments, Net	(78)	(81)	(65)	(864,656)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	928	82	135	3,600,884
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	850	1	70	2,736,228
Net Increase (Decrease) in Net Assets From Operations	$ 821	$3	$81	$2,862,185

(A) Period from April 23, 2009 (fund commencement) to December 31, 2009
(B) Period from October 23, 2009 (fund commencement) to December 31, 2009
(C) Period from January 1, 2009 through April 23, 2009 (fund termination)
(D) Period from January 1, 2009 through July 17, 2009 (fund termination)
(E) Period from January 1, 2009 through October 23, 2009 (fund termination

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AIM V.I. Capital Appreciation Fund		AIM V.I. Core Equity Fund		AIM V.I. International Growth Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (43)	$ (113)	$ 2	$12	$(3)	$ (22)
Realized Gains (Losses) on Investments, Net	(412)	(133)	(95)	35	27	151
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,204	(3,548)	758	(1,477)	320	(1,076)
Net Increase (Decrease) in Net Assets
From Operations	749	(3,794)	665	(1,430)	344	(947)

Contract Transactions-All Products
Purchase Payments	5	-	1	-	-	-
Transfers Between Funds	(291)	(280)	(145)	(220)	(100)	(112)
Surrenders and Terminations	(407)	(717)	(286)	(662)	(83)	(212)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(5)	(5)	(2)	(3)	(1)	(1)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(698)	(1,002)	(432)	(885)	(184)	(325)
Increase (Decrease) in Net Assets	51	(4,796)	233	(2,315)	160	(1,272)
Net Assets at Beginning of Period	4,594	9,390	2,884	5,199	1,221	2,493
Net Assets at End of Period	$ 4,645	$ 4,594	$ 3,117	$ 2,884	$ 1,381	$ 1,221

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Alger American Capital Appreciation Portfolio		Alger American LargeCap Growth Portfolio		Alger American MidCap Growth Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (28)	$ (41)	$ (26)	$ (59)	$ (54)	$ (90)
Realized Gains (Losses) on Investments, Net	(143)	(105)	(287)	(340)	(760)	1,610
Net Change in Unrealized Appreciation
(Depreciation) on Investments	935	(1,478)	1,482	(2,270)	2,075	(6,220)
Net Increase (Decrease) in Net Assets
From Operations	764	(1,624)	1,169	(2,669)	1,261	(4,700)

Contract Transactions-All Products
Purchase Payments	8	-	4	-	1	-
Transfers Between Funds	(169)	(108)	(157)	(237)	(137)	(521)
Surrenders and Terminations	(124)	(397)	(149)	(646)	(402)	(790)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(2)	(2)	(2)	(3)	(3)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(287)	(507)	(304)	(886)	(541)	(1,314)
Increase (Decrease) in Net Assets	477	(2,131)	865	(3,555)	720	(6,014)
Net Assets at Beginning of Period	1,750	3,881	2,797	6,352	2,941	8,955
Net Assets at End of Period	$ 2,227	$ 1,750	$ 3,662	$ 2,797	$ 3,661	$ 2,941

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Alger American SmallCap Growth Portfolio		AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund
	2009	2008	2009	2008	2009 (B)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(9)	$ (13)	$ (916)	$(3,449)	$13	$-
Realized Gains (Losses) on Investments, Net	(10)	168	(20,858)	5,880	3	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	212	(630)	64,996	(119,437)	4	-
Net Increase (Decrease) in Net Assets
From Operations	193	(475)	43,222	(117,006)	20	-

Contract Transactions-All Products
Purchase Payments	-	-	12,475	41,399	1,975	-
Transfers Between Funds	(33)	(60)	136,810	(74,617)	803	-
Surrenders and Terminations	(30)	(62)	(9,343)	(15,302)	-	-
Rescissions	-	-	(760)	(2,009)	(9)	-
Bonus (Recapture)	-	-	105	633	41	-
Contract Maintenance Charge	-	-	(68)	(53)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(63)	(122)	139,219	(49,949)	2,810	-
Increase (Decrease) in Net Assets	130	(597)	182,441	(166,955)	2,830	-
Net Assets at Beginning of Period	479	1,076	133,883	300,838	-	-
Net Assets at End of Period	$609	$479	$316,324	$133,883	$ 2,830	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund			AZL BlackRock Growth Fund
	2009 (B)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (533)	$-	$(2,436)	$(1,048)	$(1,929)	$(2,747)
Realized Gains (Losses) on Investments, Net	6	-	(1,532)	(4,399)	(34,413)	(20,040)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,818	-	35,219	(19,459)	66,054	(76,394)
Net Increase (Decrease) in Net Assets
From Operations	1,291	-	31,251	(24,906)	29,712	(99,181)

Contract Transactions-All Products
Purchase Payments	5,486	-	19,429	17,754	5,665	30,556
Transfers Between Funds	124,058	-	239,918	(7,081)	(160,898)	22,142
Surrenders and Terminations	(1,009)	-	(6,325)	(2,984)	(6,601)	(9,029)
Rescissions	(15)	-	(742)	(370)	(360)	(1,308)
Bonus (Recapture)	15	-	122	175	37	441
Contract Maintenance Charge	(6)	-	(40)	(13)	(53)	(36)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	128,529	-	252,362	7,481	(162,210)	42,766
Increase (Decrease) in Net Assets	129,820	-	283,613	(17,425)	(132,498)	(56,415)
Net Assets at Beginning of Period	-	-	42,814	60,239	132,498	188,913
Net Assets at End of Period	$129,820	$-	$326,427	$42,814	$-	$132,498

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Columbia Mid Cap Value Fund		AZL Columbia Small Cap Value Fund		AZL Columbia Technology Fund
	2009	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (459)	$ (517)	$ (759)	$ (679)	$ (939)	$(1,372)
Realized Gains (Losses) on Investments, Net	(7,040)	(4,546)	(6,705)	(5,725)	(10,712)	(5,708)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,478	(18,633)	15,653	(13,302)	30,167	(40,210)
Net Increase (Decrease) in Net Assets
From Operations	9,979	(23,696)	8,189	(19,706)	18,516	(47,290)

Contract Transactions-All Products
Purchase Payments	7,481	14,409	6,240	8,443	4,395	13,792
Transfers Between Funds	17,353	(3,818)	1,200	(7,495)	(58,690)	(24,865)
Surrenders and Terminations	(1,622)	(1,489)	(2,052)	(3,357)	(2,329)	(4,875)
Rescissions	(352)	(308)	(285)	(180)	(196)	(421)
Bonus (Recapture)	34	153	39	88	36	251
Contract Maintenance Charge	(10)	(7)	(16)	(13)	(19)	(18)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	22,884	8,940	5,126	(2,514)	(56,803)	(16,136)
Increase (Decrease) in Net Assets	32,863	(14,756)	13,315	(22,220)	(38,287)	(63,426)
Net Assets at Beginning of Period	25,031	39,787	34,886	57,106	38,287	101,713
Net Assets at End of Period	$57,894	$25,031	$48,201	$34,886	$-	$38,287

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Davis NY Venture Fund		AZL Dreyfus Equity Growth Fund		AZL Eaton Vance Large Cap Value Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(4,548)	$(3,196)	$(2,051)	$(3,421)	$ 2,449	$235
Realized Gains (Losses) on Investments, Net	(10,713)	(6,163)	(16,131)	(4,266)	(29,654)	(3,069)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	109,515	(126,101)	55,482	(97,602)	79,388	(173,263)
Net Increase (Decrease) in Net Assets
From Operations	94,254	(135,460)	37,300	(105,289)	52,183	(176,097)

Contract Transactions-All Products
Purchase Payments	29,339	57,015	7,404	19,855	9,348	22,188
Transfers Between Funds	(21,949)	34,789	(5,583)	(60,641)	(12,611)	(134,542)
Surrenders and Terminations	(25,390)	(23,057)	(9,813)	(19,106)	(18,490)	(39,002)
Rescissions	(1,317)	(2,194)	(304)	(562)	(402)	(677)
Bonus (Recapture)	116	526	45	182	57	198
Contract Maintenance Charge	(179)	(91)	(64)	(63)	(128)	(132)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(19,380)	66,988	(8,315)	(60,335)	(22,226)	(151,967)
Increase (Decrease) in Net Assets	74,874	(68,472)	28,985	(165,624)	29,957	(328,064)
Net Assets at Beginning of Period	326,971	395,443	121,848	287,472	236,303	564,367
Net Assets at End of Period	$401,845	$326,971	$150,833	$121,848	$266,260	$236,303

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL First Trust Target Double Play Fund		AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund
	2009 (E)	2008	2009	2008	2009 (B)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1,619	$ (914)	$ (583)	$(1,905)	$227	$-
Realized Gains (Losses) on Investments, Net	(39,972)	(13,708)	(17,915)	(13,802)	95	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	42,756	(42,470)	58,180	(70,307)	942	-
Net Increase (Decrease) in Net Assets
From Operations	4,403	(57,092)	39,682	(86,014)	1,264	-

Contract Transactions-All Products
Purchase Payments	13,148	42,319	13,359	31,569	49,303	-
Transfers Between Funds	(71,012)	(11,624)	(6,081)	(70,214)	3,662	-
Surrenders and Terminations	(1,589)	(4,466)	(8,635)	(15,138)	(5)	-
Rescissions	(630)	(1,023)	(538)	(1,043)	(29)	-
Bonus (Recapture)	140	354	88	405	39	-
Contract Maintenance Charge	(20)	(17)	(70)	(62)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(59,963)	25,543	(1,877)	(54,483)	52,970	-
Increase (Decrease) in Net Assets	(55,560)	(31,549)	37,805	(140,497)	54,234	-
Net Assets at Beginning of Period	55,560	87,109	142,496	282,993	-	-
Net Assets at End of Period	$-	$55,560	$180,301	$142,496	$54,234	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund			AZL Fusion Growth Fund
	2009	2008	2009 (B)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (300)	$ 1,537	$46	$-	$264	$(5,105)
Realized Gains (Losses) on Investments, Net	1,200	(12,627)	28	-	(41,188)	(15,440)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	98,832	(102,824)	(13)	-	223,241	(412,444)
Net Increase (Decrease) in Net Assets
From Operations	99,732	(113,914)	61	-	182,317	(432,989)

Contract Transactions-All Products
Purchase Payments	149,558	134,234	2,429	-	64,324	231,627
Transfers Between Funds	49,595	(59,126)	3,354	-	(24,243)	(239,071)
Surrenders and Terminations	(23,148)	(30,297)	(4)	-	(32,178)	(48,850)
Rescissions	(5,412)	(3,555)	-	-	(3,620)	(6,634)
Bonus (Recapture)	1,377	1,253	4	-	655	3,249
Contract Maintenance Charge	(116)	(73)	-	-	(323)	(254)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	171,854	42,436	5,783	-	4,615	(59,933)
Increase (Decrease) in Net Assets	271,586	(71,478)	5,844	-	186,932	(492,922)
Net Assets at Beginning of Period	286,477	357,955	-	-	610,094	1,103,016
Net Assets at End of Period	$558,063	$286,477	$ 5,844	$-	$797,026	$610,094

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Fusion Moderate Fund		AZL International Index Fund		AZL JPMorgan Large Cap Equity Fund
	2009	2008	2009 (B)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,037)	$ 2,073	$ (156)	$-	$ 1,889	$(2,141)
Realized Gains (Losses) on Investments, Net	(8,593)	(20,253)	(1)	-	(48,168)	(15,360)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	183,098	(237,537)	(131)	-	59,301	(67,522)
Net Increase (Decrease) in Net Assets
From Operations	173,468	(255,717)	(288)	-	13,022	(85,023)

Contract Transactions-All Products
Purchase Payments	319,528	162,682	453	-	2,746	11,858
Transfers Between Funds	17,223	(247,181)	35,196	-	(69,769)	(34,707)
Surrenders and Terminations	(28,329)	(45,875)	(340)	-	(3,203)	(7,696)
Rescissions	(8,559)	(5,042)	(10)	-	(201)	(435)
Bonus (Recapture)	2,354	1,553	6	-	15	147
Contract Maintenance Charge	(227)	(175)	(2)	-	(28)	(35)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	301,990	(134,038)	35,303	-	(70,440)	(30,868)
Increase (Decrease) in Net Assets	475,458	(389,755)	35,015	-	(57,418)	(115,891)
Net Assets at Beginning of Period	419,531	809,286	-	-	57,418	173,309
Net Assets at End of Period	$894,989	$419,531	$35,015	$-	$-	$57,418

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL JPMorgan U.S. Equity Fund		AZL LMP Large Cap Growth Fund		AZL MFS Investors Trust Fund
	2009	2008	2009	2008 (H)	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,428)	$(1,002)	$-	$(1,811)	$(4,456)	$(3,369)
Realized Gains (Losses) on Investments, Net	(10,445)	3,152	-	(34,159)	(12,703)	(15,867)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	31,486	(48,227)	-	(22,671)	101,657	(98,887)
Net Increase (Decrease) in Net Assets
From Operations	19,613	(46,077)	-	(58,641)	84,498	(118,123)

Contract Transactions-All Products
Purchase Payments	4,628	13,176	-	5,044	21,470	48,108
Transfers Between Funds	62,769	(35,289)	-	(83,046)	11,897	47,189
Surrenders and Terminations	(4,444)	(6,241)	-	(10,095)	(13,376)	(11,600)
Rescissions	(205)	(419)	-	(123)	(1,043)	(1,623)
Bonus (Recapture)	37	212	-	64	131	456
Contract Maintenance Charge	(39)	(28)	-	(30)	(86)	(47)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	62,746	(28,589)	-	(88,186)	18,993	82,483
Increase (Decrease) in Net Assets	82,359	(74,666)	-	(146,827)	103,491	(35,640)
Net Assets at Beginning of Period	60,030	134,696	-	146,827	162,427	198,067
Net Assets at End of Period	$142,389	$60,030	$-	$-	$265,918	$162,427

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Moderate Index Strategy Fund		AZL Money Market Fund		AZL NACM International Fund
	2009 (B)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (675)	$-	$ (18,536)	$ 3,235	$812	$34
Realized Gains (Losses) on Investments, Net	101	-	(1)	-	(2,030)	(1,356)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,019	-	1	(1)	3,029	(2,713)
Net Increase (Decrease) in Net Assets
From Operations	2,445	-	(18,536)	3,234	1,811	(4,035)

Contract Transactions-All Products
Purchase Payments	6,611	-	499,931	453,325	1,089	4,925
Transfers Between Funds	156,331	-	(441,298)	111,641	(9,098)	(161)
Surrenders and Terminations	(1,127)	-	(138,761)	(167,065)	(188)	(363)
Rescissions	(381)	-	(19,060)	(13,417)	(78)	(223)
Bonus (Recapture)	50	-	3,843	5,136	3	41
Contract Maintenance Charge	(12)	-	(273)	(141)	(2)	(1)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	161,472	-	(95,618)	389,479	(8,274)	4,218
Increase (Decrease) in Net Assets	163,917	-	(114,154)	392,713	(6,463)	183
Net Assets at Beginning of Period	-	-	968,860	576,147	6,463	6,280
Net Assets at End of Period	$163,917	$-	$854,706	$968,860	$-	$ 6,463

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL OCC Growth Fund		AZL OCC Opportunity Fund		AZL OCC Value Fund
	2009 (B)	2008	2009	2008	2009	2008 (H)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1)	$-	$(2,123)	$(2,332)	$-	$ 3,021
Realized Gains (Losses) on Investments, Net	4	-	(11,177)	(6,986)	-	(238,254)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	127	-	53,690	(62,707)	-	28,734
Net Increase (Decrease) in Net Assets
From Operations	130	-	40,390	(72,025)	-	(206,499)

Contract Transactions-All Products
Purchase Payments	2,822	-	5,009	13,149	-	5,968
Transfers Between Funds	442	-	21,603	(29,872)	-	(206,511)
Surrenders and Terminations	2	-	(5,727)	(8,166)	-	(27,785)
Rescissions	-	-	(187)	(461)	-	(372)
Bonus (Recapture)	3	-	35	164	-	53
Contract Maintenance Charge	-	-	(45)	(35)	-	(91)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	3,269	-	20,688	(25,221)	-	(228,738)
Increase (Decrease) in Net Assets	3,399	-	61,078	(97,246)	-	(435,237)
Net Assets at Beginning of Period	-	-	66,668	163,914	-	435,237
Net Assets at End of Period	$ 3,399	$-	$127,746	$66,668	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Oppenheimer Global Fund		AZL Oppenheimer International Growth Fund		AZL PIMCO Fundamental IndexPLUS Total Return Fund
	2009 (E)	2008	2009 (E)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$873	$(1,921)	$ 1,104	$(1,658)	$ 6,958	$ (181)
Realized Gains (Losses) on Investments, Net	(16,209)	274	(27,023)	159	(2,249)	(1,307)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	46,612	(79,167)	62,336	(95,153)	3,547	(3,249)
Net Increase (Decrease) in Net Assets
From Operations	31,276	(80,814)	36,417	(96,652)	8,256	(4,737)

Contract Transactions-All Products
Purchase Payments	8,095	20,733	7,654	37,702	3,235	4,523
Transfers Between Funds	(127,675)	(49,384)	(139,889)	(68,680)	(19,843)	2,990
Surrenders and Terminations	(4,171)	(8,784)	(4,758)	(11,255)	(898)	(410)
Rescissions	(587)	(860)	(357)	(1,346)	(80)	(189)
Bonus (Recapture)	62	261	57	641	31	53
Contract Maintenance Charge	(43)	(45)	(39)	(43)	(4)	(2)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(124,319)	(38,079)	(137,332)	(42,981)	(17,559)	6,965
Increase (Decrease) in Net Assets	(93,043)	(118,893)	(100,915)	(139,633)	(9,303)	2,228
Net Assets at Beginning of Period	93,043	211,936	100,915	240,548	9,303	7,075
Net Assets at End of Period	$-	$93,043	$-	$100,915	$-	$ 9,303

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL S&P 500 Index Fund		AZL Schroder Emerging Markets Equity Fund CL 1		AZL Schroder Emerging Markets Equity Fund CL 2
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(3,889)	$(1,494)	$ (410)	$ (50)	$(3,958)	$(2,325)
Realized Gains (Losses) on Investments, Net	(13,491)	(17,243)	2,562	95	(10,898)	8,262
Net Change in Unrealized Appreciation
(Depreciation) on Investments	68,876	(59,104)	17,965	4,592	118,473	(76,510)
Net Increase (Decrease) in Net Assets
From Operations	51,496	(77,841)	20,117	4,637	103,617	(70,573)

Contract Transactions-All Products
Purchase Payments	27,354	37,536	1,185	508	13,742	35,163
Transfers Between Funds	141,275	201,960	(1,885)	27,195	27,060	20,630
Surrenders and Terminations	(15,981)	(5,471)	(5,266)	(569)	(11,024)	(6,927)
Rescissions	(925)	(586)	(5)	-	(628)	(1,281)
Bonus (Recapture)	247	521	-	-	172	513
Contract Maintenance Charge	(101)	(28)	(25)	(2)	(84)	(31)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	151,869	233,932	(5,996)	27,132	29,238	48,067
Increase (Decrease) in Net Assets	203,365	156,091	14,121	31,769	132,855	(22,506)
Net Assets at Beginning of Period	183,421	27,330	32,104	335	146,807	169,313
Net Assets at End of Period	$386,786	$183,421	$46,225	$32,104	$279,662	$146,807

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund			AZL TargetPLUS Balanced Fund
	2009 (E)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$352	$(1)	$(2,465)	$ (297)	$ 1,217	$ (494)
Realized Gains (Losses) on Investments, Net	(56)	(2,966)	(13,202)	(14,361)	14,871	(2,395)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,936	(5,506)	41,131	(46,896)	5,023	(4,898)
Net Increase (Decrease) in Net Assets
From Operations	6,232	(8,473)	25,464	(61,554)	21,111	(7,787)

Contract Transactions-All Products
Purchase Payments	2,804	10,108	11,072	14,384	55,723	45,425
Transfers Between Funds	(20,538)	495	(6,665)	154,950	(120,995)	1,665
Surrenders and Terminations	(422)	(353)	(8,314)	(2,939)	(2,617)	(1,008)
Rescissions	(216)	(260)	(333)	(398)	(1,667)	(1,758)
Bonus (Recapture)	22	133	160	140	623	490
Contract Maintenance Charge	(4)	(2)	(56)	(18)	(12)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(18,354)	10,121	(4,136)	166,119	(68,945)	44,811
Increase (Decrease) in Net Assets	(12,122)	1,648	21,328	104,565	(47,834)	37,024
Net Assets at Beginning of Period	12,122	10,474	116,150	11,585	47,834	10,810
Net Assets at End of Period	$-	$12,122	$137,478	$116,150	$-	$47,834

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL TargetPLUS Equity Fund		AZL TargetPLUS Growth Fund		AZL TargetPLUS Moderate Fund
	2009 (E)	2008	2009 (E)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1,696	$(1,455)	$ 1,683	$(1,174)	$ 1,286	$ (717)
Realized Gains (Losses) on Investments, Net	(26,046)	(11,782)	(10,929)	(6,072)	(1,093)	(3,490)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38,143	(36,233)	25,843	(25,000)	11,882	(11,331)
Net Increase (Decrease) in Net Assets
From Operations	13,793	(49,470)	16,597	(32,246)	12,075	(15,538)

Contract Transactions-All Products
Purchase Payments	12,850	38,788	13,946	64,227	11,535	51,407
Transfers Between Funds	(80,872)	(13,861)	(92,420)	(3,446)	(72,731)	(2,340)
Surrenders and Terminations	(1,325)	(3,457)	(1,417)	(1,612)	(2,368)	(2,638)
Rescissions	(433)	(1,168)	(658)	(1,760)	(614)	(2,118)
Bonus (Recapture)	256	473	123	904	72	874
Contract Maintenance Charge	(22)	(17)	(22)	(10)	(12)	(4)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(69,546)	20,758	(80,448)	58,303	(64,118)	45,181
Increase (Decrease) in Net Assets	(55,753)	(28,712)	(63,851)	26,057	(52,043)	29,643
Net Assets at Beginning of Period	55,753	84,465	63,851	37,794	52,043	22,400
Net Assets at End of Period	$-	$55,753	$-	$63,851	$-	$52,043

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Turner Quantitative Small Cap Growth Fund		AZL Van Kampen Equity and Income Fund		AZL Van Kampen Global Real Estate Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (485)	$ (531)	$407	$ 1,363	$ (399)	$ (92)
Realized Gains (Losses) on Investments, Net	(4,499)	801	(6,858)	(4,660)	(14,896)	(10,753)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,246	(15,073)	48,242	(51,339)	34,365	(29,504)
Net Increase (Decrease) in Net Assets
From Operations	6,262	(14,803)	41,791	(54,636)	19,070	(40,349)

Contract Transactions-All Products
Purchase Payments	3,026	5,988	74,239	39,995	6,483	18,476
Transfers Between Funds	981	(5,215)	(5,815)	(79,130)	(302)	(13,786)
Surrenders and Terminations	(952)	(1,328)	(8,743)	(14,190)	(2,511)	(3,435)
Rescissions	(93)	(140)	(1,304)	(1,304)	(303)	(790)
Bonus (Recapture)	22	69	572	347	81	219
Contract Maintenance Charge	(8)	(6)	(54)	(45)	(21)	(17)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2,976	(632)	58,895	(54,327)	3,427	667
Increase (Decrease) in Net Assets	9,238	(15,435)	100,686	(108,963)	22,497	(39,682)
Net Assets at Beginning of Period	17,898	33,333	133,400	242,363	45,174	84,856
Net Assets at End of Period	$27,136	$17,898	$234,086	$133,400	$67,671	$45,174

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Van Kampen Growth and Income Fund		AZL Van Kampen International Equity Fund		AZL Van Kampen Mid Cap Growth Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$702	$415	$12,261	$76	$(5,066)	$(5,587)
Realized Gains (Losses) on Investments, Net	(14,654)	(881)	(14,774)	11,392	(25,047)	10,859
Net Change in Unrealized Appreciation
(Depreciation) on Investments	46,347	(95,787)	46,173	(123,200)	132,522	(208,600)
Net Increase (Decrease) in Net Assets
From Operations	32,395	(96,253)	43,660	(111,732)	102,409	(203,328)

Contract Transactions-All Products
Purchase Payments	13,077	22,766	17,743	44,269	17,465	53,960
Transfers Between Funds	(11,251)	(67,353)	99,889	(113,849)	13,450	(103,414)
Surrenders and Terminations	(11,541)	(24,891)	(13,359)	(21,493)	(15,092)	(25,194)
Rescissions	(433)	(944)	(870)	(1,440)	(666)	(2,695)
Bonus (Recapture)	96	227	188	396	149	708
Contract Maintenance Charge	(74)	(70)	(98)	(80)	(103)	(89)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,126)	(70,265)	103,493	(92,197)	15,203	(76,724)
Increase (Decrease) in Net Assets	22,269	(166,518)	147,153	(203,929)	117,612	(280,052)
Net Assets at Beginning of Period	156,857	323,375	202,363	406,292	184,718	464,770
Net Assets at End of Period	$179,126	$156,857	$349,516	$202,363	$302,330	$184,718

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	BlackRock Global Allocations V.I. Fund		Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2009	2008 (F)	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$891	$ 2,094	$ (792)	$(1,447)	$ 6	$(1)
Realized Gains (Losses) on Investments, Net	5,383	(3,292)	(6,519)	(6,254)	(238)	(45)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	72,101	(7,195)	29,118	(37,060)	372	(613)
Net Increase (Decrease) in Net Assets
From Operations	78,375	(8,393)	21,807	(44,761)	140	(659)

Contract Transactions-All Products
Purchase Payments	286,807	92,699	6,868	13,680	-	-
Transfers Between Funds	117,152	48,237	2,806	(11,239)	(69)	(147)
Surrenders and Terminations	(10,693)	(1,397)	(3,934)	(6,651)	(120)	(115)
Rescissions	(7,745)	(2,222)	(269)	(378)	-	-
Bonus (Recapture)	1,957	634	72	163	-	-
Contract Maintenance Charge	(51)	(5)	(28)	(23)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	387,427	137,946	5,515	(4,448)	(189)	(262)
Increase (Decrease) in Net Assets	465,802	129,553	27,322	(49,209)	(49)	(921)
Net Assets at Beginning of Period	129,553	-	48,716	97,925	684	1,605
Net Assets at End of Period	$595,355	$129,553	$76,038	$48,716	$635	$684

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Davis VA Value Portfolio		Dreyfus IP Small Cap Stock Index Portfolio		Dreyfus Stock Index Fund
	2009	2008	2009	2008 (G)	2009	2008 (G)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (701)	$(1,233)	$-	$(1,055)	$-	$(1,433)
Realized Gains (Losses) on Investments, Net	(2,164)	6,839	-	27,562	-	22,557
Net Change in Unrealized Appreciation
(Depreciation) on Investments	19,470	(63,566)	-	(30,559)	-	(65,587)
Net Increase (Decrease) in Net Assets
From Operations	16,605	(57,960)	-	(4,052)	-	(44,463)

Contract Transactions-All Products
Purchase Payments	380	669	-	1,773	-	2,020
Transfers Between Funds	(4,773)	(27,614)	-	(209,849)	-	(265,090)
Surrenders and Terminations	(6,255)	(14,262)	-	(11,313)	-	(21,748)
Rescissions	(28)	(13)	-	(55)	-	(165)
Bonus (Recapture)	2	8	-	12	-	9
Contract Maintenance Charge	(34)	(38)	-	(36)	-	(56)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,708)	(41,250)	-	(219,468)	-	(285,030)
Increase (Decrease) in Net Assets	5,897	(99,210)	-	(223,520)	-	(329,493)
Net Assets at Beginning of Period	67,417	166,627	-	223,520	-	329,493
Net Assets at End of Period	$73,314	$67,417	$-	$-	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Global Communications Securities Fund		Franklin Growth and Income Securities Fund		Franklin High Income Securities Fund
	2009 (C)	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (216)	$(2,844)	$ 7,010	$ 6,091	$ 8,117	$13,227
Realized Gains (Losses) on Investments, Net	(83,468)	(12,227)	(28,655)	(1,893)	(6,460)	(14,788)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	90,295	(96,227)	66,149	(143,342)	52,383	(37,897)
Net Increase (Decrease) in Net Assets
From Operations	6,611	(111,298)	44,504	(139,144)	54,040	(39,458)

Contract Transactions-All Products
Purchase Payments	1,743	15,708	5,310	4,983	23,994	16,349
Transfers Between Funds	(111,377)	(53,937)	(10,729)	(49,397)	41,729	(45,460)
Surrenders and Terminations	(3,847)	(18,154)	(25,337)	(44,664)	(15,119)	(17,652)
Rescissions	(80)	(539)	(12)	(236)	(774)	(676)
Bonus (Recapture)	16	286	(1)	29	209	192
Contract Maintenance Charge	(32)	(100)	(136)	(152)	(70)	(55)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(113,577)	(56,736)	(30,905)	(89,437)	49,969	(47,302)
Increase (Decrease) in Net Assets	(106,966)	(168,034)	13,599	(228,581)	104,009	(86,760)
Net Assets at Beginning of Period	106,966	275,000	210,956	439,537	107,397	194,157
Net Assets at End of Period	$-	$106,966	$224,555	$210,956	$211,406	$107,397

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Income Securities Fund		Franklin Large Cap Growth Securities Fund		Franklin Money Market Fund
	2009	2008	2009	2008	2009 (C)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$42,744	$37,912	$ (459)	$ (831)	$ (90)	$44
Realized Gains (Losses) on Investments, Net	(54,897)	(41,502)	(8,655)	6,246	-	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	205,950	(332,045)	40,050	(94,568)	-	(44)
Net Increase (Decrease) in Net Assets
From Operations	193,797	(335,635)	30,936	(89,153)	(90)	-

Contract Transactions-All Products
Purchase Payments	51,058	141,658	2,796	3,196	2	5
Transfers Between Funds	(53,806)	(308,052)	(7,793)	(56,958)	(22,539)	(440)
Surrenders and Terminations	(59,548)	(95,961)	(12,336)	(22,506)	(1,372)	(2,527)
Rescissions	(2,344)	(5,198)	(125)	(282)	-	-
Bonus (Recapture)	339	1,072	9	21	-	-
Contract Maintenance Charge	(348)	(311)	(79)	(82)	(5)	(14)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(64,649)	(266,792)	(17,528)	(76,611)	(23,914)	(2,976)
Increase (Decrease) in Net Assets	129,148	(602,427)	13,408	(165,764)	(24,004)	(2,976)
Net Assets at Beginning of Period	633,722	1,236,149	128,233	293,997	24,004	26,980
Net Assets at End of Period	$762,870	$633,722	$141,641	$128,233	$-	$24,004

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Real Estate Fund		Franklin Rising Dividends Securities Fund		Franklin Small Cap Value Securities Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$11,044	$(1,429)	$ (560)	$808	$ (187)	$ (797)
Realized Gains (Losses) on Investments, Net	(28,356)	10,445	(8,285)	2,338	(542)	7,925
Net Change in Unrealized Appreciation
(Depreciation) on Investments	33,534	(117,235)	42,243	(135,242)	15,801	(48,425)
Net Increase (Decrease) in Net Assets
From Operations	16,222	(108,219)	33,398	(132,096)	15,072	(41,297)

Contract Transactions-All Products
Purchase Payments	1,224	2,164	3,520	2,956	641	820
Transfers Between Funds	(5,812)	(63,531)	(13,502)	(105,581)	(4,201)	(32,132)
Surrenders and Terminations	(9,214)	(22,534)	(26,100)	(49,254)	(6,598)	(12,428)
Rescissions	(64)	(85)	(69)	(185)	(39)	(124)
Bonus (Recapture)	10	24	10	8	4	8
Contract Maintenance Charge	(65)	(81)	(143)	(151)	(33)	(37)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(13,921)	(84,043)	(36,284)	(152,207)	(10,226)	(43,893)
Increase (Decrease) in Net Assets	2,301	(192,262)	(2,886)	(284,303)	4,846	(85,190)
Net Assets at Beginning of Period	114,219	306,481	265,219	549,522	64,002	149,192
Net Assets at End of Period	$116,520	$114,219	$262,333	$265,219	$68,848	$64,002

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Small-Mid Cap Growth Securities Fund		Franklin Templeton VIP Founding Funds Allocation Fund		Franklin U.S. Government Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,946)	$(3,083)	$745	$ 1,297	$ 8,982	$12,966
Realized Gains (Losses) on Investments, Net	(8,369)	16,146	(8,229)	(5,005)	3,499	(280)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	48,017	(105,047)	45,306	(39,333)	(7,046)	11,376
Net Increase (Decrease) in Net Assets
From Operations	37,702	(91,984)	37,822	(43,041)	5,435	24,062

Contract Transactions-All Products
Purchase Payments	1,616	1,510	26,049	130,046	60,901	43,958
Transfers Between Funds	(7,853)	(29,439)	465	(7,937)	1,652	(5,617)
Surrenders and Terminations	(10,307)	(19,793)	(3,855)	(3,382)	(53,305)	(52,182)
Rescissions	(54)	(72)	(1,629)	(4,280)	(2,726)	(1,898)
Bonus (Recapture)	7	30	104	1,308	488	398
Contract Maintenance Charge	(69)	(73)	(46)	(10)	(168)	(136)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,660)	(47,837)	21,088	115,745	6,842	(15,477)
Increase (Decrease) in Net Assets	21,042	(139,821)	58,910	72,704	12,277	8,585
Net Assets at Beginning of Period	102,678	242,499	114,681	41,977	438,305	429,720
Net Assets at End of Period	$123,720	$102,678	$173,591	$114,681	$450,582	$438,305

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Zero Coupon Fund 2010		J.P. Morgan International Opportunities Portfolio		J.P. Morgan U.S. Large Cap Core Equity Portfolio
	2009	2008	2009 (C)	2008	2009 (C)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 2,616	$ 2,691	$ 8	$ 1	$ 6	$(2)
Realized Gains (Losses) on Investments, Net	198	920	(69)	56	(135)	(7)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4,510)	1,714	72	(233)	122	(182)
Net Increase (Decrease) in Net Assets
From Operations	(1,696)	5,325	11	(176)	(7)	(191)

Contract Transactions-All Products
Purchase Payments	16,211	13,898	-	-	-	-
Transfers Between Funds	(23,439)	19,166	(168)	(100)	(290)	-
Surrenders and Terminations	(10,253)	(12,462)	(22)	(36)	(25)	(83)
Rescissions	(2,131)	(773)	-	-	-	-
Bonus (Recapture)	229	128	-	-	-	-
Contract Maintenance Charge	(34)	(26)	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(19,417)	19,931	(190)	(136)	(315)	(83)
Increase (Decrease) in Net Assets	(21,113)	25,256	(179)	(312)	(322)	(274)
Net Assets at Beginning of Period	116,167	90,911	179	491	322	596
Net Assets at End of Period	$95,054	$116,167	$-	$179	$-	$322

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	JPMIT International Equity Fund		JPMorgan Insurance Trust U.S. Equity Portfolio		Jennison 20/20 Focus Portfolio
	2009 (A)	2008	2009 (A)	2008	2009	2008 (G)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1	$-	$(4)	$-	$-	$(1,380)
Realized Gains (Losses) on Investments, Net	4	-	5	-	-	8,220
Net Change in Unrealized Appreciation
(Depreciation) on Investments	60	-	90	-	-	(19,261)
Net Increase (Decrease) in Net Assets
From Operations	65	-	91	-	-	(12,421)

Contract Transactions-All Products
Purchase Payments	-	-	-	-	-	664
Transfers Between Funds	165	-	279	-	-	(92,904)
Surrenders and Terminations	(2)	-	(13)	-	-	(6,388)
Rescissions	-	-	-	-	-	(24)
Bonus (Recapture)	-	-	-	-	-	1
Contract Maintenance Charge	-	-	-	-	-	(18)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	163	-	266	-	-	(98,669)
Increase (Decrease) in Net Assets	228	-	357	-	-	(111,090)
Net Assets at Beginning of Period	-	-	-	-	-	111,090
Net Assets at End of Period	$228	$-	$357	$-	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Mutual Global Discovery Securities Fund		Mutual Shares Securities Fund		OpCap Mid Cap Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(3,767)	$ 2,880	$169	$10,292	$ (588)	$ (535)
Realized Gains (Losses) on Investments, Net	963	39,707	(56,811)	(13,770)	(4,310)	(3,218)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	96,084	(280,116)	163,645	(373,104)	18,303	(15,726)
Net Increase (Decrease) in Net Assets
From Operations	93,280	(237,529)	107,003	(376,582)	13,405	(19,479)

Contract Transactions-All Products
Purchase Payments	41,795	91,756	35,669	106,763	8,233	16,520
Transfers Between Funds	(21,658)	(219,054)	(45,678)	(304,737)	3,290	4,316
Surrenders and Terminations	(42,378)	(61,506)	(44,024)	(83,642)	(1,803)	(1,683)
Rescissions	(2,032)	(4,322)	(1,486)	(5,052)	(297)	(654)
Bonus (Recapture)	200	912	209	893	47	189
Contract Maintenance Charge	(220)	(191)	(263)	(253)	(13)	(8)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(24,293)	(192,405)	(55,573)	(286,028)	9,457	18,680
Increase (Decrease) in Net Assets	68,987	(429,934)	51,430	(662,610)	22,862	(799)
Net Assets at Beginning of Period	463,812	893,746	497,934	1,160,544	30,318	31,117
Net Assets at End of Period	$532,799	$463,812	$549,364	$497,934	$53,180	$30,318

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Oppenheimer Global Securities Fund/VA		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$258	$ (336)	$ (189)	$ 1,130	$ (18)	$ (297)
Realized Gains (Losses) on Investments, Net	(245)	14,406	(4,521)	(5,542)	(1,828)	8,353
Net Change in Unrealized Appreciation
(Depreciation) on Investments	26,902	(85,443)	7,099	(13,076)	15,597	(54,983)
Net Increase (Decrease) in Net Assets
From Operations	26,915	(71,373)	2,389	(17,488)	13,751	(46,927)

Contract Transactions-All Products
Purchase Payments	414	901	150	105	696	981
Transfers Between Funds	(6,424)	(36,176)	987	(76)	(2,587)	(22,577)
Surrenders and Terminations	(8,941)	(17,209)	(698)	(2,687)	(4,946)	(11,898)
Rescissions	(39)	(62)	(3)	-	(41)	(94)
Bonus (Recapture)	3	10	2	2	3	5
Contract Maintenance Charge	(43)	(44)	(4)	(7)	(36)	(39)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(15,030)	(52,580)	434	(2,663)	(6,911)	(33,622)
Increase (Decrease) in Net Assets	11,885	(123,953)	2,823	(20,151)	6,840	(80,549)
Net Assets at Beginning of Period	81,580	205,533	9,566	29,717	58,515	139,064
Net Assets at End of Period	$93,465	$81,580	$12,389	$ 9,566	$65,355	$58,515

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Commodity RealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 8,489	$ 5,933	$ 4,919	$ 4,289	$ 1,976	$ 1,981
Realized Gains (Losses) on Investments, Net	(6,202)	(12,917)	(8,451)	(14,724)	(1,306)	(1,817)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	24,978	(25,021)	43,227	(78,367)	11,255	(8,017)
Net Increase (Decrease) in Net Assets
From Operations	27,265	(32,005)	39,695	(88,802)	11,925	(7,853)

Contract Transactions-All Products
Purchase Payments	46,115	35,539	16,402	54,044	16,251	13,894
Transfers Between Funds	12,078	(55,935)	21,798	20,586	18,609	(14,006)
Surrenders and Terminations	(10,490)	(12,978)	(6,701)	(11,806)	(3,072)	(3,042)
Rescissions	(1,374)	(814)	(752)	(1,954)	(551)	(340)
Bonus (Recapture)	297	547	119	767	145	187
Contract Maintenance Charge	(49)	(39)	(43)	(38)	(16)	(9)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	46,577	(33,680)	30,823	61,599	31,366	(3,316)
Increase (Decrease) in Net Assets	73,842	(65,685)	70,518	(27,203)	43,291	(11,169)
Net Assets at Beginning of Period	114,617	180,302	85,230	112,433	33,044	44,213
Net Assets at End of Period	$188,459	$114,617	$155,748	$85,230	$76,335	$33,044

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	PIMCO VIT Global Bond Portfolio		PIMCO VIT Global Multi-Asset Portfolio		PIMCO VIT High Yield Portfolio
	2009	2008	2009 (B)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$870	$ 1,279	$34	$-	$ 9,723	$ 7,825
Realized Gains (Losses) on Investments, Net	8,173	(2,413)	22	-	(5,199)	(12,014)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,689	(5,507)	(59)	-	44,369	(30,843)
Net Increase (Decrease) in Net Assets
From Operations	10,732	(6,641)	(3)	-	48,893	(35,032)

Contract Transactions-All Products
Purchase Payments	15,623	28,439	5,834	-	26,212	14,557
Transfers Between Funds	2,444	6,180	5,068	-	30,900	(41,815)
Surrenders and Terminations	(5,909)	(7,253)	(17)	-	(8,691)	(13,770)
Rescissions	(512)	(1,199)	(36)	-	(966)	(557)
Bonus (Recapture)	105	283	77	-	158	160
Contract Maintenance Charge	(25)	(18)	-	-	(49)	(38)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	11,726	26,432	10,926	-	47,564	(41,463)
Increase (Decrease) in Net Assets	22,458	19,791	10,923	-	96,457	(76,495)
Net Assets at Beginning of Period	75,572	55,781	-	-	96,790	173,285
Net Assets at End of Period	$98,030	$75,572	$10,923	$-	$193,247	$96,790

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)
	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Growth and Income Portfolio		PIMCO VIT Total Return Portfolio
	2009	2008	2009 (D)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 2,605	$ 4,453	$283	$679	$20,680	$13,030
Realized Gains (Losses) on Investments, Net	9,251	(8,717)	(3,752)	(46)	30,246	11,058
Net Change in Unrealized Appreciation
(Depreciation) on Investments	25,110	(23,895)	3,488	(7,400)	21,103	(11,347)
Net Increase (Decrease) in Net Assets
From Operations	36,966	(28,159)	19	(6,767)	72,029	12,741

Contract Transactions-All Products
Purchase Payments	40,858	51,311	28	125	137,358	85,638
Transfers Between Funds	32,632	(39,008)	(7,148)	(1,604)	137,934	(50,819)
Surrenders and Terminations	(19,917)	(21,748)	(519)	(2,446)	(55,622)	(59,458)
Rescissions	(2,034)	(1,978)	-	(28)	(4,969)	(2,706)
Bonus (Recapture)	343	686	-	-	874	1,088
Contract Maintenance Charge	(90)	(69)	(3)	(6)	(204)	(138)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	51,792	(10,806)	(7,642)	(3,959)	215,371	(26,395)
Increase (Decrease) in Net Assets	88,758	(38,965)	(7,623)	(10,726)	287,400	(13,654)
Net Assets at Beginning of Period	210,471	249,436	7,623	18,349	492,177	505,831
Net Assets at End of Period	$299,229	$210,471	$-	$ 7,623	$779,577	$492,177

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Seligman Global Technology Portfolio		Seligman Small-Cap Value Portfolio		SP International Growth Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (25)	$ (33)	$(1,069)	$(1,684)	$ (74)	$ (119)
Realized Gains (Losses) on Investments, Net	(61)	(23)	(7,021)	23,085	(1,466)	(1,337)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	758	(869)	23,990	(66,014)	4,243	(11,813)
Net Increase (Decrease) in Net Assets
From Operations	672	(925)	15,900	(44,613)	2,703	(13,269)

Contract Transactions-All Products
Purchase Payments	21	-	329	651	57	212
Transfers Between Funds	(59)	(76)	(2,660)	(18,630)	(268)	(6,061)
Surrenders and Terminations	(178)	(161)	(5,507)	(10,661)	(755)	(1,728)
Rescissions	-	-	(21)	(10)	(13)	(76)
Bonus (Recapture)	-	-	4	7	-	1
Contract Maintenance Charge	(1)	(1)	(32)	(34)	(4)	(5)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(217)	(238)	(7,887)	(28,677)	(983)	(7,657)
Increase (Decrease) in Net Assets	455	(1,163)	8,013	(73,290)	1,720	(20,926)
Net Assets at Beginning of Period	1,245	2,408	53,475	126,765	8,551	29,477
Net Assets at End of Period	$ 1,700	$ 1,245	$61,488	$53,475	$10,271	$ 8,551

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	SP Strategic Partners Focused Growth Portfolio		Templeton Global Asset Allocation Fund		Templeton Developing Markets Securities Fund
	2009	2008	2009	2008	2009	2008 (H)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (243)	$ (378)	$747	$ 1,159	$-	$ 2,394
Realized Gains (Losses) on Investments, Net	(573)	1,110	(1,448)	644	-	(37,124)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,832	(9,406)	2,422	(5,440)	-	(132,011)
Net Increase (Decrease) in Net Assets
From Operations	4,016	(8,674)	1,721	(3,637)	-	(166,741)

Contract Transactions-All Products
Purchase Payments	54	259	641	7	-	2,561
Transfers Between Funds	177	(6,303)	(345)	(360)	-	(159,531)
Surrenders and Terminations	(1,104)	(1,905)	(1,423)	(1,467)	-	(18,240)
Rescissions	(11)	-	-	-	-	(414)
Bonus (Recapture)	1	4	-	-	-	16
Contract Maintenance Charge	(7)	(6)	(4)	(5)	-	(65)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(890)	(7,951)	(1,131)	(1,825)	-	(175,673)
Increase (Decrease) in Net Assets	3,126	(16,625)	590	(5,462)	-	(342,414)
Net Assets at Beginning of Period	10,121	26,746	9,555	15,017	-	342,414
Net Assets at End of Period	$13,247	$10,121	$10,145	$ 9,555	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Templeton Foreign Securities Fund		Templeton Global Bond Securities Fund		Templeton Growth Securities Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 3,810	$ 2,887	$20,017	$ 2,533	$ 4,991	$ 1,055
Realized Gains (Losses) on Investments, Net	(4,999)	32,025	1,611	575	(55,868)	(14,210)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	59,960	(195,626)	3,911	89	140,619	(312,302)
Net Increase (Decrease) in Net Assets
From Operations	58,771	(160,714)	25,539	3,197	89,742	(325,457)

Contract Transactions-All Products
Purchase Payments	2,627	2,627	40,274	43,547	20,983	78,480
Transfers Between Funds	(11,645)	(55,926)	44,986	5,248	(31,626)	(210,750)
Surrenders and Terminations	(18,836)	(37,006)	(12,425)	(10,417)	(30,277)	(58,374)
Rescissions	(122)	(88)	(1,831)	(1,256)	(944)	(3,117)
Bonus (Recapture)	7	34	284	389	68	668
Contract Maintenance Charge	(119)	(128)	(51)	(30)	(212)	(213)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(28,088)	(90,487)	71,237	37,481	(42,008)	(193,306)
Increase (Decrease) in Net Assets	30,683	(251,201)	96,776	40,678	47,734	(518,763)
Net Assets at Beginning of Period	192,585	443,786	124,761	84,083	351,451	870,214
Net Assets at End of Period	$223,268	$192,585	$221,537	$124,761	$399,185	$351,451

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Van Kampen LIT Capital Growth Portfolio		Van Kampen LIT Enterprise Portfolio		Van Kampen LIT Growth and Income Portfolio
	2009	2008	2009 (C)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (29)	$ (41)	$ 2	$(1)	$11	$ 4
Realized Gains (Losses) on Investments, Net	(78)	(15)	(81)	(12)	(65)	29
Net Change in Unrealized Appreciation
(Depreciation) on Investments	928	(1,595)	82	(57)	135	(353)
Net Increase (Decrease) in Net Assets
From Operations	821	(1,651)	3	(70)	81	(320)

Contract Transactions-All Products
Purchase Payments	-	4	-	42	-	30
Transfers Between Funds	(72)	(356)	(69)	(10)	(157)	(10)
Surrenders and Terminations	(192)	(590)	(33)	(12)	(110)	(43)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(2)	(2)	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(266)	(944)	(102)	20	(267)	(23)
Increase (Decrease) in Net Assets	555	(2,595)	(99)	(50)	(186)	(343)
Net Assets at Beginning of Period	1,424	4,019	99	149	632	975
Net Assets at End of Period	$ 1,979	$ 1,424	$-	$99	$446	$632

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Total All Funds
	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$125,957	$80,653
Realized Gains (Losses) on Investments, Net	$ (864,656)	$ (448,324)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	$ 3,600,884	$(5,911,447)
Net Increase (Decrease) in Net Assets
From Operations	2,862,185	$(6,279,118)

Contract Transactions-All Products
Purchase Payments	$ 2,512,636	$ 3,047,102
Transfers Between Funds	$ (339,872)	$(3,731,722)
Surrenders and Terminations	$ (999,089)	$(1,528,500)
Rescissions	$ (90,990)	$ (103,362)
Bonus (Recapture)	$18,761	$33,882
Contract Maintenance Charge	$(5,454)	$(4,734)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,095,992	(2,287,334)
Increase (Decrease) in Net Assets	3,958,177	(8,566,452)
Net Assets at Beginning of Period	11,283,535	$19,849,987
Net Assets at End of Period	$15,241,712	$11,283,535

(A) Period from April 23, 2009 (fund commencement) to December 31, 2009
(B) Period from October 23, 2009 (fund commencement) to December 31, 2009
(C) Period from January 1, 2009 through April 23, 2009 (fund termination)
(D) Period from January 1, 2009 through July 17, 2009 (fund termination)
(E) Period from January 1, 2009 through October 23, 2009 (fund termination)
(F) Period from May 1, 2008 (fund commencement) to December 31, 2008
(G) Period from January 1, 2008 through September 20, 2008 (fund termination)
(H) Period from January 1, 2008 through November 21, 2008 (fund termination)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

1.	ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended).The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989.Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life.The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select funds of AIM Variable Insurance Funds, Inc.; The Alger American Fund; Allianz Investment Management, LLC; BlackRock Advisors, Inc.; Davis Variable Account Fund, Inc.; Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds); J.P. Morgan Series Trust II; OpCap Advisors, LLC; Oppenheimer Variable Account Funds; Pacific Investment Management Company; Prudential Investments Fund Management, LLC; Seligman Portfolios, Inc., LLC; and Van Kampen Life Investment Trust in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products, which comprise the Variable Account. The investment adviser and specialist manager for each fund are listed in the following table:

Fund	Investment Adviser	Specialist Manager/Adviser
AIM V.I. Capital Appreciation Fund	Invesco Advisors, Inc.	N/A
AIM V.I. Core Equity Fund	Invesco Advisors, Inc.	N/A
AIM V.I. International Growth Fund	Invesco Advisors, Inc.	N/A
Alger American Capital Appreciation Portfolio	Fred Alger Management, Inc.	N/A
Alger American LargeCap Growth Portfolio	Fred Alger Management, Inc.	N/A
Alger American MidCap Growth Portfolio	Fred Alger Management, Inc.	N/A
Alger American SmallCap Growth Portfolio	Fred Alger Management, Inc.	N/A
AZL AIM International Equity Fund * †	Allianz Investment Management LLC	Invesco Advisors, Inc.
AZL Allianz Global Investors Select Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Balanced Index Strategy Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL BlackRock Capital Appreciation Fund * †	Allianz Investment Management LLC	BlackRock Capital Management, Inc.
AZL Columbia Mid Cap Value Fund * †	Allianz Investment Management LLC	Columbia Management Advisors, LLC
AZL Columbia Small Cap Value Fund * †	Allianz Investment Management LLC	Columbia Management Advisors, LLC
AZL Davis NY Venture Fund * †	Allianz Investment Management LLC	Davis Selected Advisers, L.P.
AZL Dreyfus Equity Growth Fund * †	Allianz Investment Management LLC	Dreyfus Corporation
AZL Eaton Vance Large Cap Value Fund * †	Allianz Investment Management LLC	Eaton Vance Management
AZL Franklin Small Cap Value Fund * †	Allianz Investment Management LLC	Franklin Advisory Services, LLC
AZL Franklin Templeton Founding Strategy Plus Fund * †	Allianz Investment Management LLC	Franklin Mutual Advisors, LLC
AZL Fusion Balanced Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Conservative Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Growth Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Moderate Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL International Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL JPMorgan U.S. Equity Fund * †	Allianz Investment Management LLC	J.P. Morgan Investment Management Inc.
AZL MFS Investors Trust Fund * †	Allianz Investment Management LLC	Massachusetts Financial Services Company
AZL Moderate Index Strategy Fund * †	Allianz Investment Management LLC	Allianz Investment Management, LLC
AZL Money Market Fund * †	Allianz Investment Management LLC	BlackRock Institutional Management Corporation
AZL OCC Growth Fund * †	Allianz Investment Management LLC	Oppenheimer Capital, LLC
AZL OCC Opportunity Fund * †	Allianz Investment Management LLC	Oppenheimer Capital, LLC
AZL S&P 500 Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL Schroder Emerging Markets Equity Fund CL 1 * †	Allianz Investment Management LLC	Schroder Investment Management NA Inc.
AZL Schroder Emerging Markets Equity Fund CL 2 * †	Allianz Investment Management LLC	Schroder Investment Management NA Inc.
AZL Small Cap Stock Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL Turner Quantitative Small Cap Growth Fund * †	Allianz Investment Management LLC	Turner Investment Partners, Inc.
AZL Van Kampen Equity and Income Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen Global Real Estate Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Portfolio	Investment Adviser	Specialist Manager/Adviser
AZL Van Kampen Growth and Income Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen International Equity Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen Mid Cap Growth Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
BlackRock Global Allocations V.I. Fund *	BlackRock Advisors, LLC	N/A
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.	N/A
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.	N/A
Davis VA Value Portfolio	Davis Selected Advisers, L.P.	N/A
Franklin Growth and Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin High Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Large Cap Growth Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Real Estate Fund *	Franklin Templeton Institutional, LLC	N/A
Franklin Rising Dividends Securities Fund *	Franklin Advisory Services, LLC	N/A
Franklin Small Cap Value Securities Fund *	Franklin Advisory Services, LLC	N/A
Franklin Small-Mid Cap Growth Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Templeton VIP Founding Funds Allocation Fund *	Franklin Templeton Services, LLC	N/A
Franklin U.S. Government Fund *	Franklin Advisers, Inc.	N/A
Franklin Zero Coupon Fund 2010	Franklin Advisers, Inc.	N/A
JPMIT International Equity Fund	J.P. Morgan Asset Management	N/A
JPMorgan Insurance Trust U.S. Equity Portfolio	J.P. Morgan Asset Management	N/A
Mutual Global Discovery Securities Fund *	Franklin Mutual Advisers, LLC	N/A
Mutual Shares Securities Fund *	Franklin Mutual Advisers, LLC	N/A
OpCap Mid Cap Portfolio †	Allianz Global Investors Fund Management LLC	N/A
Oppenheimer Global Securities Fund/VA	OppenheimerFunds, Inc.	N/A
Oppenheimer High Income Fund/VA	OppenheimerFunds, Inc.	N/A
Oppenheimer Main Street Fund/VA	OppenheimerFunds, Inc.	N/A
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Global Bond Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Global Multi-Asset Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company LLC	N/A
Seligman Global Technology Portfolio	J & W Seligman & Co., Inc.	N/A
Seligman Small-Cap Value Portfolio	J & W Seligman & Co., Inc.	N/A
SP International Growth Portfolio	Prudential Investments, LLC	N/A
SP Strategic Partners Focused Growth Portfolio	Prudential Investments, LLC	N/A
Templeton Global Asset Allocation Fund *	Templeton Investment Counsel, LLC	N/A
Templeton Foreign Securities Fund *	Templeton Investment Counsel, LLC	N/A
Templeton Global Bond Securities Fund *	Franklin Advisers, Inc.	N/A
Templeton Growth Securities Fund *	Templeton Global Advisors Limited	N/A
Van Kampen LIT Capital Growth Portfolio	Van Kampen Asset Management, Inc.	N/A
Van Kampen LIT Growth and Income Portfolio	Van Kampen Asset Management, Inc.	N/A

*Fund contains class 2 shares, which assess 12b-1 fees.
 † The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification or ASC). The Codification became the single source of authoritative nongovernmental GAAP, superseding existing FASB, American Institute of Certified Public Accountants (AICPA), Emerging Issues Task Force (EITF), and related literature. The Codification eliminates the previous GAAP hierarchy and establishes one level of authoritative GAAP. All other literature is considered non-authoritative. The guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Variable Account adopted the Codification as of December 31, 2009. There was no financial impact on the Financial Statements. References to superseded GAAP guidance have been revised within disclosures to be consistent with Codification.

In May 2009 the FASB issued guidance on subsequent events accounting and disclosure (ASC 855). Under this guidance, the effects of events that occur subsequent to the balance sheet date should be evaluated through the date the financial statements are either issued or available to be issued. Subsequent events that provide additional evidence about conditions that existed at the balance sheet date should be recognized in an entity’s financial statements. Subsequent events that provide evidence about conditions that arose after the balance sheet date should be disclosed, but not recognized in an entity’s financial statements. The guidance is effective for interim and annual periods ending after June 15, 2009. The Variable Account adopted this guidance for the annual period ending December 31, 2009. There was no impact on the Financial Statements.

 Investments

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern market close.

The Fair Value Measurements and Disclosures topic of the FASB ASC (ASC 820) establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)Quoted prices for similar assets or liabilities in active markets.

(b)Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)Inputs other than quoted prices that are observable.

(d)Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2009, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1.The characterization of the underlying securities held by the funds in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Three Fixed Account investment options are available to deferred annuity contract owners.A Flexible Fixed Option is available to Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners.These accounts are comprised of equity and fixed income investments, which are part of the general assets of Allianz Life.The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles (SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

Available investment options, including the date the investment option became available for each product, as of December 31, 2009 are listed in the following table:
Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
AZL AIM International Equity Fund	5/1/2002	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2002	5/1/2002	5/1/2002	5/1/2007
AZL Allianz Global Investors Select Fund	10/22/2009	10/22/2009	N/A	N/A	N/A	10/22/2009	N/A	N/A	10/22/2009
AZL Balanced Index Strategy Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL BlackRock Capital Appreciation Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Columbia Mid Cap Value Fund	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Columbia Small Cap Value Fund	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
AZL Davis NY Venture Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL Dreyfus Equity Growth Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL Eaton Vance Large Cap Value Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
AZL Franklin Small Cap Value Fund	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
AZL Franklin Templeton Founding Strategy Plus Fund	10/22/2009	10/22/2009	N/A	N/A	N/A	10/22/2009	N/A	N/A	10/22/2009
AZL Fusion Balanced Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Fusion Conservative Fund	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009
AZL Fusion Growth Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Fusion Moderate Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL International Index Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL JPMorgan U.S. Equity Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL MFS Investors Trust Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Moderate Index Strategy Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL Money Market Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL OCC Growth Fund	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
AZL OCC Opportunity Fund	5/1/2002	11/12/2007	5/1/2002	5/1/2004	5/2/2005	5/1/2002	5/1/2002	5/1/2002	5/1/2007
AZL S&P 500 Index Fund	5/1/2007	11/12/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007
AZL Schroder Emerging Markets Equity Fund CL 2	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Small Cap Stock Index Fund	5/1/2007	11/12/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007
AZL Turner Quantitative Small Cap Growth Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Van Kampen Equity and Income Fund	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
AZL Van Kampen Global Real Estate Fund	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Van Kampen Growth and Income Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
AZL Van Kampen International Equity Fund	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
AZL Van Kampen Mid Cap Growth Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
BlackRock Global Allocations V.I. Fund	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008
Franklin High Income Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/24/1989	2/3/1997	5/1/2007
Franklin Income Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/24/1989	2/3/1997	5/1/2007
Franklin Templeton VIP Founding Funds Allocation Fund	9/25/2007	11/12/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	5/1/2007
Franklin U.S. Government Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	3/14/1989	2/3/1997	5/1/2007
Franklin Zero Coupon Fund 2010	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	3/14/1989	2/3/1997	5/1/2007
Mutual Global Discovery Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/8/1996	2/3/1997	5/1/2007
Mutual Shares Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/8/1996	2/3/1997	5/1/2007
OpCap Mid Cap Portfolio	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
PIMCO VIT All Asset Portfolio	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
PIMCO VIT CommodityRealReturn Strategy Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Emerging Markets Bond Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Global Bond Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Global Multi-Asset Portfolio	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009
PIMCO VIT High Yield Portfolio	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/5/2001	11/5/2001	5/1/2007
PIMCO VIT Real Return Portfolio	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
PIMCO VIT Total Return Portfolio	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/5/2001	11/5/2001	5/1/2007

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
Templeton Global Bond Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/27/1992	2/3/1997	5/1/2007
Templeton Growth Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	3/15/1994	2/3/1997	5/1/2007

During the years ended December 31, 2009 and 2008, several funds changed their name as summarized with the effective date of the change, in the following table:

Current Fund Name	Prior Fund Name	Effective Date
Alger American Capital Appreciation Portfolio	Alger American Leveraged AllCap Portfolio	May 1, 2008
Alger American LargeCap Growth Portfolio	Alger American Growth Portfolio	May 1, 2008
Alger American SmallCap Growth Portfolio	Alger American Small Capitalization Portfolio	May 1, 2008
Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Strategic Growth Portfolio	May 1, 2008
AZL Columbia Small Cap Value Fund	AZL Dreyfus Premier Small Cap Value Fund	September 20, 2008
AZL BlackRock Capital Appreciation fund	AZL Jennison Growth fund	November 21, 2008
AZL Columbia Mid Cap Value Fund	AZL Neuberger Regency Fund	November 21, 2008
AZL JPMorgan U.S. Equity fund	AZL Oppenheimer Main Street Fund	January 26, 2009
AZL JPMorgan Large Cap Equity Fund	AZL Legg Mason Value Fund	January 26, 2009
AZL BlackRock Growth Fund	AZL Legg Mason Growth Fund	January 26, 2009
Templeton Global Bond Securities Fund	Templeton Global Income Securities Fund	April 23, 2009
AZL Dreyfus Equity Growth Fund	AZL Dreyfus Founders Equity Growth Fund	April 23, 2009
Mutual Global Discovery Securities Fund	Mutual Discovery Securities Fund	April 23, 2009
AZL Eaton Vance Large Cap Value Fund	AZL Van Kampen Comstock Fund	October 23, 2009
AZL Van Kampen International Equity Fund	AZL Van Kampen Global Franchise Fund	October 23, 2009
AZL MFS Investors Trust Fund	AZL Jennison 20/20 Focus Fund	October 23, 2009

During the years ended December 31, 2009 and 2008, the following funds were closed to new money:

Fund	Date Closed
Davis VA Financial Portfolio	October 23, 2009

During the years ended December 31, 2009 and 2008, the following funds were added as available options:

Fund	Date Opened
BlackRock Global Allocations V.I. Fund	May 1, 2008
JPMIT International Equity Fund	April 23, 2009
JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
AZL Allianz Global Investors Select Fund	October 23, 2009
AZL Balanced Index Strategy Fund	October 23, 2009
AZL Franklin Templeton Founding Strategy Plus Fund	October 23, 2009
AZL Fusion Conservative Fund	October 23, 2009
AZL International Index Fund	October 23, 2009
AZL Moderate Index Strategy Fund	October 23, 2009
AZL OCC Growth Fund	October 23, 2009
PIMCO VIT Global Multi-Asset Portfolio	October 23, 2009

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

During the years ended December 31, 2009 and 2008, several funds were merged or replaced. The fund names and effective date of the mergers or replacements are summarized in the following table:
Closed Fund	Receiving Fund	Date Merged
Jennison 20/20 Focus Portfolio	AZL Jennison 20/20 Fucus Fund	September 20, 2008
Dreyfus Stock Index Fund	AZL S&P 500 Index Fund	September 20, 2008
Dreyfus IP Small Cap Stock Index Portfolio	AZL Small Cap Stock Index Fund	September 20, 2008
AZL LMP Large Cap Growth Fund	AZL Legg Mason Growth Fund	November 21, 2008
AZL OCC Value Fund	AZL Davis NY Venture Fund	November 21, 2008
Templeton Developing Markets Securities Fund	AZL Schroder Emerging Markets Equity Fund CL 1	November 21, 2008
Templeton Developing Markets Securities Fund	AZL Schroder Emerging Markets Equity Fund CL 2	November 21, 2008
Franklin Money Market Fund	AZL Money Market Fund	April 23, 2009
Franklin Global Communications Securities Fund	AZL Money Market Fund	April 23, 2009
Van Kampen LIT Enterprise Portfolio	AZL Money Market Fund	April 23, 2009
J.P. Morgan International Opportunities Portfolio	JPMIT International Equity Fund	April 23, 2009
J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
PIMCO VIT StocksPLUS Growth and Income Portfolio	AZL Money Market Fund	July 17, 2009
AZL BlackRock Growth Fund	AZL BlackRock Capital Appreciation Fund	October 23, 2009
AZL Columbia Technology Fund	AZL BlackRock Capital Appreciation Fund	October 23, 2009
AZL First Trust Target Double Play Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity fund	October 23, 2009
AZL NACM International Fund	AZL International Index Fund	October 23, 2009
AZL Oppenheimer Global Fund	AZL Van Kampen Global Franchise Fund	October 23, 2009
AZL Oppenheimer International Growth Fund	AZL AIM International Equity Fund	October 23, 2009
AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL Schroder International Small Cap Fund	AZL International Index Fund	October 23, 2009
AZL TargetPLUS Balanced Fund	AZL Balanced Index Strategy Fund	October 23, 2009
AZL TargetPLUS Equity Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL TargetPLUS Growth Fund	AZL Moderate Index Strategy Fund	October 23, 2009
AZL TargetPLUS Moderate Fund	AZL Moderate Index Strategy Fund	October 23, 2009

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%.Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated.If additional reserves are required, Allianz Life reimburses the account.

Premium Bonus

A premium bonus is awarded to the contract owner of the Allianz Rewards, Allianz High Five Bonus and Allianz Vision Bonus products at the time of deposit.The bonus paid is based on the following schedule:

	Allianz Rewards	Allianz High Five Bonus	Allianz Vision Bonus

Net Deposit	Bonus Paid	Bonus Paid	Bonus Paid
$0 to $14,999	0%	0%	6%
$15,000 to $24,999	4%	3%	6%
$25,000 to $99,000	5%	4%	6%
$100,000 to $999,999	6%	5%	6%
$1,000,000 to $4,999,999	7%	6%	6%
$5,000,000 or more	8%	7%	6%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The bonus is vested over three years; therefore, if the contract owner surrenders the policy before the full vesting period, a portion of the bonus can be recaptured by Allianz Life.The accumulated gain/loss on the bonus is 100% vested as it is earned.The vesting rates are presented in the following schedule:

	Allianz Rewards	Allianz High Five Bonus	Allianz Vision Bonus

Months Following Deposit	Amount Vested	Amount Vested	Amount Vested
0 to 12	0%	0%	0%
13 to 24	35%	35%	35%
25 to 36	70%	70%	70%
37+	100%	100%	100%

Expenses

The Mortality and Expense Risk (M&E) charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or (b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

EXPENSES

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2007. The May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals), or owners could select the optional Enhanced GMIB for an additional charge (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%).

Charges during the Accumulation Phase (includes 0.15% of administrative charge) are as follows:

	Original Contract (which includes the Traditional GMIB)	Original Contract with Enhanced GMIB	Currently Offered Base Contract and May 2003 Contract without a PRIME Benefit	May 2003 Contract with the Traditional PRIME Benefit	Currently Offered Contract with the PRIME Plus Benefit and May 2003 Contract with the Enhanced PRIME Benefit
Traditional GMDB	1.40% (Traditional – Option 1)	1.70% (Optional – Option 1)	1.50% (Traditional – Option 3)	1.70% (Traditional – Option 4)	2.20% (Traditional – Option 5)
Earnings Protection GMDB	1.60% (Traditional -Option 2)	1.90% (Optional – Option 2)	1.80% (Optional – Option 3)	2.00% (Optional – Option 4)	2.45% (Optional – Option 5)
Enhanced GMDB	1.70% (Optional – Option 1)	1.90% (Enhanced – Option 1)	1.80% (Enhanced – Option 3)	1.95% (Enhanced – Option 4)	2.40% (Enhanced – Option 5)
The charges during the Annuity Phase if the owner takes variable annuity payments are 1.50% for the currently offered Allianz Alterity Contract and the May 2003 Contract and 1.40% for the Original Contract.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The Allianz Rewards Contract was launched in May 2000. The most recently offered Allianz Rewards Base Contract automatically provides a bonus of 4% to 8% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The most recently offered Allianz Rewards Base Contract provides a Traditional GMDB, where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner instead selected the Enhanced GMD), the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The most recently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a GMIB and a GPWB.The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

There are also three older versions of the Allianz Rewards Contract. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the most recently offered Contract is the M&E charge for the Original Contract, without any optional benefits, is lower than the most recently offered Contract.The Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are basedon the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB for an additional charge (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%), but did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on the Original Contract, but the charge for these features was higher than for the Original Contract.

Charges during the Accumulation Phase (includes 0.15% of administrative charge) are as follows:

	Original Contract without a PRIME Benefit	Original Contract with the Traditional PRIME Benefit	Original Contract with the Enhanced PRIME Benefit	September 2002 Contract without the GMIB	September 2002 Contract with the Enhanced GMIB	Most Recently Offered Base Contract and May 2003 Contract without a PRIME Benefit	May 2003 Contract with the Traditional PRIME Benefit	Most Recently Offered Contract with the PRIME Plus Benefit and a May 2003 Contract with the Enhanced PRIME Benefit
Traditional GMDB	1.65% (Traditional–Option 1)	1.85% (Traditional-Option 7)	2.35% (Traditional-Option 8)	1.65% (Traditional–Option 1)	1.95% (Traditional–Option 2)	1.70% (Traditional–Option 4)	1.90% (Traditional-Option 5)	2.40% (Traditional-Option 6)
Enhanced GMDB	1.85% (Enhanced–Option 1)	2.05% (Enhanced-Option 7)	2.55% (Enhanced-Option 8)	1.95% (Enhanced-Option 2)	2.15% (Enhanced–Option 3)	2.00% (Enhanced-Option 4)	2.15% (Enhanced-Option 5)	2.60% (Enhanced-Option 6)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70% for the most recently offered Allianz Rewards Contract and the May 2003 Contract; and the charges are 1.65% for the Original Contract and the September 2002 Contract.

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

Charges during the accumulation and annuity phases are as follows:

	Charges during the Accumulation Phase (includes a 0.15% administrative charge)	Charges during the Annuity Phase if the owner takes variable annuity payments (includes a 0.15% administrative charge)
Traditional GMDB	1.15%	1.15%
Enhanced GMDB	1.35%	1.15%

The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced GMDB, or the optional Earnings Protection GMD). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The Charter II contract also offered a choice of the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3% and 7%). The PRIME Benefits include a GPWB and a GMIB. The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

M&E charges during the accumulation phase are as follows:

	Contracts without a PRIME Benefit	Contracts with the Traditional PRIME Benefit	Contracts with the Enhanced PRIME Benefit
Traditional GMDB	1.75% (Option 1)	1.95% (Option 4)	2.45% (Option 7)
Enhanced GMDB	2.05% (Option 2)	2.20% (Option 5)	2.65% (Option 8)
Earnings Protection GMDB	2.05% (Option 3)	2.25% (Option 6)	2.70% (Option 9)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.75%.

The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. In all states except Washington, the owner could instead select either the optional Double Principal GMDB, or the Earnings Protection GMDB for an additional charge. Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) the Return of Principal GMDB, or b) contract value plus an additional amount based on the owner’s age and the lesser of either total purchase payments or contract value less total purchase payments. In the state of Washington, the owner could instead select the optional Enhanced GMDB for an additional charge. Under the Enhanced GMDB, the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) total purchase payments adjusted for partial withdrawals increased annually by 3%.

The Dimensions contract also automatically included the Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit), or the owner could instead select the Guaranteed Performance Accumulator Benefit (GPA Benefit) that was available under the GVP for an additional charge. However, if the contract was owned by a non-individual or trust, the GVP was not available. The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in the highest contract value every ten years, with the minimum guarantee of two times the total purchase payments adjusted for partial withdrawals at the 20th Contract Anniversary.

M&E charges during the Accumulation Phase are as follows:
	Return of Principal GMDB	Double Principal GMDB	Earnings Protection GMDB or the Enhanced GMDB
GPP Benefit or no GVP	1.50% (Option 1)	1.80% (Option 3)	1.70% (Option 5)
GPA Benefit	1.70% (Option 2)	2.00% (Option 4)	1.90% (Option 6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.50%.

The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge decreases 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carried an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carried an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a GPWB and a GMIB. The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

M&E charges during the accumulation phase are as follows:

	Contracts with no optional benefits	Contracts with the Short Withdrawal Charge Option	Contracts with the PRIME Plus Benefit*	Contracts with Short Withdrawal Charge Option and the PRIME Plus Benefit*
Traditional GMDB	1.15% decreasing to 1.00% by the 5th contract anniversary	1.50% decreasing to 1.35% by the 5th contract anniversary and then decreasing to 1.00% by the 7th contract anniversary	1.85% decreasing to 1.70% by the 5th contract anniversary	2.20% decreasing to 2.05% by the 5th contract anniversary and then decreasing to 1.70% by the 7th contract anniversary
Enhanced GMDB	1.45% decreasing to 1.30% by the 5th contract anniversary	1.80% decreasing to 1.65% by the 5th contract anniversary and then decreasing to 1.30% by the 7th contract anniversary	2.05% decreasing to 1.90% by the 5th contract anniversary	2.40% decreasing to 2.25% by the 5th contract anniversary and then decreasing to 1.90% by the 7th contract anniversary

*Assumes the PRIME Plus Benefit is selected at contract issue.

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.00%.

The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income was launched in January 2006 and sales were discontinued on December 31, 2007. Allianz Custom Income automatically provided a Traditional GMDB for no additional charge where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. Allianz Custom Income also automatically provides the Total Income Package (TIP) of benefits for an additional M&E charge unless the owner elects otherwise at Contract issue. The TIP includes the Increasing Withdrawals Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB guarantees a minimum amount of lifetime income in the form of partial withdrawals and continued access to Contract Value. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment made, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time.

M&E Charges during the accumulation and annuity phase are as follows:

M&E charges	For Contracts with the TIP	For Contracts without the TIP
During the Accumulation Phase	2.20%	1.45%
During the Annuity Phase under the LIB	2.20%
During the Annuity Phase under Traditional Annuity Payments	1.45%	1.45%

The M&E charge for Allianz High Five can be summarized as follows:

The Allianz High Five was launched in October 2002 and sales were discontinued in March 2009. The Allianz High Five February 2007 Contract automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

The February 2007 Contract also automatically provides Living Guarantees unless the owner elected otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the GMIB and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, the contract value is monitored daily and systematically transfer amounts between the selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on the fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or the contract holder begins receiving annuity payments, the contract value will be at least equal to an amount called the GAV from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of contract issue. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

There are also three older versions of the Allianz High Five Contract. The Original Contract first became available on September 20, 2002. There are two versions of the Original Contract: one was issued before June 22, 2007 and the other was first offered on or after June 22, 2007. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

M&E charges during the anuuity phase are as follows:

	February 2007 Contract and Original Contract issued on or after June 22, 2007	May 2005 Contract and Original Contract issued before June 22, 2007
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.25% for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 and are 1.40% for the Original Contract issued before June 22, 2007 and the May 2005 Contract.

The M&E charge and administrative charge for Allianz High Five Bonus can be summarized as follows:

The Allianz High Five Bonus was launched in April 2005 and sales were discontinued in March 2009. The Allianz High Five Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The High Five Bonus Contracts also automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five Bonus also automatically provides Living Guarantees. The Living Guarantees include the GAV Benefit, the GMIB and the GWB. There are no additional fees or charges associated with the Living Guarantees. However, the contract value is monitored daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a MVA. The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to the GAV from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There were also two older versions of the Allianz High Five Bonus Contract. The Original Contract first became available on April 30, 2004 and was replaced in nearly all states by the May 2005 Contract. The May 2005 Contract was replaced by the May 2007 Contract and sales were discontinued in March, 2009. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

Charges during the Accumulation Phase (includes a 0.15% administrative charge) are as follows:

Charges
Traditional GMDB	1.70%
Enhanced GMDB	1.90%

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70%.

The M&E charge for Allianz High Five L can be summarized as follows:

The Allianz High Five L was launched in April 2006 and sales were discontinued in March 2009. Allianz High Five L May 2007 Contract automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five L also offered optional Living Guarantees. The Living Guarantees include the GWB and either the Guaranteed Principal Value Benefit (GPV Benefit) or the GAV Benefit. There is no additional fee or charge for the Living Guarantees with the GPV Benefit; however, there is an additional M&E charge for selecting the GAV Benefit. In addition, the contract value is monitored daily and systematically transfer amounts between your selected investment options and the FPAs to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a MVA. The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The GPV and GAV Benefits guarantee that beginning on the fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or the contract holder begins receiving annuity payments, the contract value will be at least equal to an amountcalled the GPV or GAV from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the purchase payments received within 90 days of contract issue. The GPV is recalculated on each contract anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current contract value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent contract anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There was also an older version of the Allianz High Five L Contract. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

M&E charges during the accumulation phase are as follows:

	Traditional GMDB	Enhanced GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit	1.65%	1.85%
Living Guarantees with the GAV Benefit	1.75%	1.95%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.65%.

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge or contract maintenance charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

Charges during the Accumulation Phase and during the Annuity Phase if the owner takes variable annuity payments (includes a 0.15% administrative charge) are as follows:

Valuemark II and Valuemark III                                                                           1.40%

The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV Original Contract was launched in February of 1997 and was replaced by the May 2003 Contract. For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement), the death benefit was the contract value. Before July 1999, Original Contracts with an EDB Endorsement included Death Benefit Option 1 (DB Option 1). If owners are age 80 or older, the death benefit under DB Option 1 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 1 is based on the contract value or the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. Beginning in July 1999, the owner could instead select Death Benefit Option 2 (DB Option 2). If owners are age 80 or older, the death benefit under DB Option 2 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 2 is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001, the owner could select for an additional charge the Earnings Protection GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional GMIBs for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. GMIB Option 2 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales were discontinued in May 2007. The May 2003 Contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced GMDB, or the Earnings Protection GMDB. Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Charges during the Accumulation Phase (includes a 0.15% administrative charge) are as follows:

	Original Contracts without a GMIB	Original Contracts with a GMIB	May 2003 Contracts without the Traditional GMIB	May 2003 Contracts with the Traditional GMIB

Without the EDB Endorsement, orwith DB Option 1 or DB Option 2 Traditional GMDB	1.49% -	1.79% -	- 1.75%	- 1.90%
Enhanced GMDB	-	-	2.05%	2.15%
Earnings Protection GMDB	1.59%	1.89%	2.05%	2.20%

The charges during the Annuity Phase if the owner takes variable annuity payments under the May 2003 Contract are 1.75%, and under the Original Contract the charges are 1.40%.

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

Charges if the owner took variable annuity payments (includes a 0.15% administrative charge) are as follows:

Valuemark Income Plus                                                                1.40%

The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Contract was launched in June 2007 and included the following optional benefits: the Lifetime Plus Benefit, the Quarterly Value Death Benefit, the Bonus Option and the Short Withdrawal Charge Option. In November 2007 the Lifetime Plus II Benefit became available. In March 2008 the Target Date Retirement Benefit and the No Withdrawal Charge Option became available. In July 2008 the Lifetime Plus 10 Benefit became available. In January 2009 the Target Date Retirement Benefit was replaced with the Target Date 10 Benefit, the Lifetime Plus Benefit was discontinued and the additional M&E charge for the Lifetime Plus II and Lifetime Plus 10 Benefits increased. In March 2009 all optional benefits were discontinued except the Bonus Option, Short Withdrawal Charge Option and the Quarterly Value Death Benefit. In August of 2009 the No Withdrawal Charge Option again became available and the Investment Protector and the Income Protector became available. The Investment Protector and the Income Protector have a separate rider charge based on the Target Value or Benefit Base, rather than an additional M&E charge.

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Bonus Option that provides a 6% bonus that is subject to a three year vesting schedule and increases the withdrawal charge period from seven years to nine years, b) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or c) a No Withdrawal Charge Option that eliminates the withdrawal charge.

The No Withdrawal Charge Option also requires selection of a Target Date Benefit, Lifetime Benefit, Investment Protector or Income Protector. The Target Date Benefits and Investment Protector provide a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. The Lifetime Benefits and the Income Protector are designed for those who want lifetime income and continued access to both contract value and a death benefit for a period of time, as opposed to annuity payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

M&E charges during the accumulation phase are as follows:
	Traditional Death Benefit	Quarterly Value Death Benefit
Base Contract	1.40%	1.70%
	(Base Option 1)	(Base Option 2)
Contract with the Bonus Option	1.70%	2.00%
	(Bonus Option 1)	(Bonus Option 2)
Contract with the Short Withdrawal Charge Option	1.65%	1.95%
	(L Option 1)	(L Option 2)
Contract with the Target Date Retirement Benefit	1.80%	2.10%
	(Base Option 11)	(Base Option 12)
Contract with the Lifetime Plus Benefit (single Lifetime Plus Payments)	2.10%	2.40%
	(Base Option 3)	(Base Option 4)
Contract with the Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.25%	2.55%
	(Base Option 5)	(Base Option 6)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.20%	2.50%
	(Base Option 7)	(Base Option 8)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.35%	2.65%
	(Base Option 9)	(Base Option 10)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.10%	2.40%
	(Base Option 3)	(Base Option 4)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	2.25%	2.55%
	(Base Option 5)	(Base Option 6)
Contract with the Bonus Option and Target Date Retirement Benefit	2.10%	2.40%
	(Bonus Option 11)	(Bonus Option 12)
Contract with the Bonus Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.40%	2.70%
	(Bonus Option 3)	(Bonus Option 4)
Contract with the Bonus Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.55%	2.85%
	(Bonus Option 5)	(Bonus Option 6)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.50%	2.80%
	(Bonus Option 7)	(Bonus Option 8)
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.65%	2.95%
	(Bonus Option 9)	(Bonus Option 10)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.40%	2.70%
	(Bonus Option 3)	(Bonus Option 4)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.55%	2.85%
	(Bonus Option 5)	(Bonus Option 6)
Contract with the Short Withdrawal Charge Option and Target Date Retirement Benefit	2.05%	2.35%
	(L Option 11)	(L Option 12)
Contract with the Short Withdrawal Charge Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.35%	2.65%
	L Option 3)	(L Option 4)
Contract with the Short Withdrawal Charge Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.50%	2.80%
	(L Option 5)	(L Option 6)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.45%	2.75%
	(L Option 7)	(L Option 8)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.60%	2.90%
	(L Option 9)	(L Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	2.35%	2.65%
	(L Option 3)	(L Option 4)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.50%	2.80%
	(L Option 5)	(L Option 6)
Contract with the No Withdrawal Charge Option and Target Date Retirement Benefit	2.15%	2.45%
	(C Option 5)	(C Option 6)
Contract with the No Withdrawal Charge Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.45%	2.75%
	(C Option 1)	(C Option 2)
Contract with the No Withdrawal Charge Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.60%	2.90%
	(C Option 3)	(C Option 4)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(C Option 7)	(C Option 8)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.70%	3.00%
	(C Option 9)	(C Option 10)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(C Option 1)	(C Option 2)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.60%	2.90%
	(C Option 3)	(C Option 4)
Contract with Target Date 10 Benefit	1.95%	2.25%
	(Base Option 13)	(Base Option 5)
Contract with the Bonus Option and theTarget Date 10 Benefit	2.25%	2.55%
	(Bonus Option 14)	(Bonus Option 5)
Contract with the Short Withdrawal Charge Option and theTarget Date 10 Benefit	2.20%	2.50%
	(L Option 13)	(L Option 5)
Contract with the No Withdrawal Charge Option and theTarget Date 10 Benefit	2.30%	2.60%
	(C Option 11)	(C Option 3)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.35%	2.65%
	(Base Option 3)	(Base Option 4)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.65%	2.95%
	(Bonus Option 9)	Bonus Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.60%	2.90%
	(L Option 9)	(L Option 10)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.70%	3.00%
	(C Option 9)	(C Option 10)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.50%	2.80%
	(Base Option 8)	(Base Option 9)
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.80%	3.10%
	(Bonus Option 8)	(Bonus Option 13)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.75%	3.05%
	(L Option 8)	(L Option 13)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.85%	3.15%
	(C Option 8)	(C Option 12)
The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.40% for a Contract without the Bonus Option, and 1.70% for a Contract with the Bonus Option.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connections was launched in November 2007 and included the optional the Lifetime Plus II Benefit and the Quarterly Value Death Benefit. In July 2008 the Short Withdrawal Charge Option, No Withdrawal Charge Option, Target Date Retirement Benefit and Lifetime Plus 10 Benefit became available. In January 2009 the Target Date Retirement Benefit was replaced with the Target Date 10 Benefit and the additional M&E charge for the Lifetime Plus II and Lifetime Plus 10 Benefits increased. In March 2009, all optional benefits were discontinued except the Short Withdrawal Charge Option and the Quarterly Value Death Benefit.

The Allianz Connections Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or b) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Benefits or the Lifetime Plus Benefits.

The No Withdrawal Charge Option also requires selection of a Target Date Benefit or a Lifetime Benefit. The Target Date Benefits provide a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. The Lifetime Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time.

M&E Charges during the accumulation phase are as follows:
	Traditional Death Benefit	Quarterly Value Death Benefit
Base Contract	1.15%	1.45%
	(Option 1)	(Option 2)
Short Withdrawal Charge Option	1.60%	1.90%
	(Option 13)	(Option 14)
Contract with the Target Date Retirement Benefit	1.55%	1.85%
	(Option 11)	(Option 12)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	1.95%	2.25%
	(Option 3)	(Option 4)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.10%	2.40%
	(Option 5)	(Option 6)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	1.85%	2.15%
	(Option 7)	(Option 8)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.00%	2.30%
	(Option 9)	(Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.40%	2.70%
	(Option 15)	(Option 16)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(Option 17)	(Option 18)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.30%	2.60%
	(Option 19)	(Option 20)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(Option 21)	(Option 22)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(Option 25)	(Option 26)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.70%	3.00%
	(Option 27)	(Option 28)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(Option 29)	(Option 30)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.60%	2.90%
	(Option 31)	(Option 32)
Contract with the Target Date 10 Benefit	1.70%	2.00%
	(Option 33)	(Option 23)
Contract with the Target Date 10 Benefit and the Short Withdrawal Charge Option	2.15%	2.45%
	(Option 8)	(Option 21)
Contract with the Target Date 10 Benefit and the No Withdrawal Charge Option	2.30%	2.60%
	(Option 19)	(Option 20)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.10%	2.40%
	(Option 5)	(Option 6)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.55%	2.85%
	(Option 35)	(Option 18)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.70%	3.00%
	(Option 27)	(Option 28)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.25%	2.55%
	(Option 4)	(Option 17)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.70%	3.00%
	(Option 27)	(Option 38)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.85%	3.15%
	(Option 18)	(Option 34)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.15%.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating accumulation units at the end of the contract year and at the time of full surrender. During the annuity phase, a portion of this charge is deducted from each annuity payment. The amount of the charge is $30 each year for Allianz Valuemark II and III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Allianz Elite, Allianz Connections and Allianz Vision contracts. Contract maintenance charges paid by the owners during the years ended December 31, 2009 and 2008 were $5,454,000 and $4,734,000, respectively. These charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A rider charge is assessed during the Accumulation Phase for Allianz Vision contracts with the Investment Protector or Income Protector, which were made available with the contract in August of 2009. The Investment Protector is designed for persons who are concerned about market fluctuations and want the benefit of a level of protection for the principal invested regardless of how the market performs. The Investment Protector accomplishes this by periodically locking in a portion of any anniversary investment gains effective as of a future date. To realize this benefit, the owner must continue to hold the Contract until the future date. The Income Protector is designed for those who want both a guaranteed level of lifetime income (called Lifetime Plus Payments) that can begin shortly after selection of the benefit if certain age restrictions are met, and continued access to both contract value and a death benefit for a period of time.

The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Investment Protector, or as a percentage of the Benefit Base under the Income Protector. The rider charge is calculated daily beginning on the day after the rider effective date. The rider charge is assessed quarterly and deducted for each quarter on the earlier of the following: at the end of the business day immediately before the quarterly anniversary; or when the final rider charge is deducted. The rider charge reduces the contract value (and bonus value, if applicable), but not any of the guaranteed values under the optional benefits (for example, it does not reduce the target value or benefit base). The current charge deducted for the Investment Protector (as of August 2009) is 0.80%. The current charge deducted for the Income Protector (as of August 2009) is 1.05% for single Lifetime Plus Payments and 1.20% for joint Lifetime Plus Payments.

A withdrawal charge is deducted at the time of withdrawal for withdrawals taken during the Accumulation Phase on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz Connections, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. If the withdrawal is a partial withdrawal the charge is deducted from the contract value. If the withdrawal is a full withdrawal, the charge is deducted from the amount withdrawn. The amount of the withdrawal charge is shown below. Allianz Alterity and Allianz Dimensions use the number of complete contract years since a purchase payment was received to determine the withdrawal charge percentage; all other products use the number of complete calendar years since a purchase payment was received. In certain states, the withdrawal charge may be different than what is indicated in the following table.

Withdrawal charges are as follows:
Complete Years Since Payment	Allianz Alterity(1)	Allianz Connections(2)	Allianz High Five	Allianz High Five Bonus(3)	Allianz High Five L(4)	Allianz Rewards	Allianz Vision(5)
0	7%	8.5%	8%	8.5%	8.5%	8.5%	8.5%
1	6%	8.5%	8%	8.5%	7.5%	8.5%	8.5%
2	5%	7.5%	7%	8.5%	5.5%	8.5%	7.5%
3	4%	6.5%	6%	8%	3%	8.5%	6.5%
4	3%	5%	5%	7%	0%	8%	5%
5	2%	4%	4%	6%	0%	7%	4%
6	0%	3%	3%	5%	0%	6%	3%
7	0%	0%	0%	4%	0%	5%	0%
8	0%	0%	0%	3%	0%	4%	0%
9	0%	0%	0%	0%	0%	3%	0%
10 +	0%	0%	0%	0%	0%	0%	0%
(1)	This is the withdrawal charge for the Current Contract and the May 2003 Contract. The withdrawal charge for the Original Contract is six years, and the charge is 7%, 6%, 5%, 4%, 3%, and 0%.
(2)
This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

(3)
This is the withdrawal charge for the Current Contract. The withdrawal charge for the Original Contract and the May 2006 Contract is ten years and the charge is 8.5%, 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%.

(4)	This is the withdrawal charge for the May 2007 Contract. The withdrawal charge for the Original Contract is three years, and the charge is 8%, 7%, 5%, and 0%.
(5)
This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Bonus Option is 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Complete Years Since Payment	Allianz Valuemark II	Allianz Valuemark III	Allianz Valuemark IV	Allianz Elite(6)	Allianz Charter II	Allianz Dimensions	Allianz Custom Income
0	5%	6%	6%	8.5%	8%	8%	8%
1	5%	5%	6%	8.5%	7%	7%	8%
2	4%	4%	6%	7.5%	0%	7%	7%
3	3%	3%	5%	6.5%	0%	6%	6%
4	1.5%	1.5%	4%	5%	0%	5%	5%
5	0%	0%	3%	4%	0%	4%	4%
6	0%	0%	2%	3%	0%	3%	3%
7	0%	0%	0%	0%	0%	0%	0%
8	0%	0%	0%	0%	0%	0%	0%
9	0%	0%	0%	0%	0%	0%	0%
10 +	0%	0%	0%	0%	0%	0%	0%

(6)	This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%.

Total withdrawal charges paid by owners during the years ended December 31, 2009 and 2008, were $56,561,385 and $48,313,008, respectively.

Allianz Dimensions, Allianz Valuemark IV, Allianz Elite, Allianz Alterity, Allianz High Five, Allianz Vision, and Allianz Connections all include a waiver of withdrawal charge benefit for nursing home confinement and/or diagnosis of a terminal illness.

A free withdrawal privilege (or partial withdrawal privilege) is available that allows owners to withdraw a portion of their total purchase payments each year during the Accumulation Phase without incurring a withdrawal charge under the Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Alterity, Allianz Rewards, Allianz High Five Bonus, Allianz High Five, Allianz High Five L, Allianz Dimensions, Allianz Elite, Allianz Vision, Allianz Connections, and Allianz Custom Income contracts that do not include the TIP. The amount that can be withdrawn differs between the contracts. For Allianz Valuemark II and III each year the owner can withdraw 15% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Valuemark IV, each year the owner can withdraw 15% of the previous contract anniversaries contract value, less any previous withdrawals taken during the current year that were not subject to a withdrawal charge. For Allianz Dimensions, each year during the first five contract years the owner can withdraw up to 10% of total purchase payments, and the owner can withdraw up to 20% of total purchase payments each year after that. For Allianz Alterity, each year the owner can withdraw 12% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Rewards and Allianz High Five Bonus, each year the owner can withdraw 10% of total purchase payments, not including any bonus, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz High Five and Allianz Vision, each year the owner can withdraw 12% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year. For Allianz Elite, Allianz Custom Income, Allianz High Five L and Allianz Connections, each year the owner can withdraw 10% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year.

On Allianz Alterity and Allianz Rewards, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz High Five Original Contracts, Allianz Charter II and Allianz Dimensions, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available once each year beginning five years after the income date during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected.

On Allianz Valuemark Income Plus, under annuity options 2 or 4, partial liquidations of up to 75% of the total withdrawal value (less any previously liquidated amounts) are available once each year after the first contract year during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz Valuemark Income Plus under annuity option 6 owners may also take a liquidation once each year after the fist contract year of up to 100% of the total withdrawal value (less any previously liquidated amounts). The total liquidation value (or total withdrawal value) is equal to the present value of the remaining guaranteed variable traditional annuity payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation, less a commutation fee.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Commutation fee during the annuity phase under annuity option 2, 4 or 6 are as follows:

Complete Years Since Income Date	Allianz Alterity	Allianz Rewards	Allianz High Five Original Contracts	Allianz Charter II	Allianz Dimensions	Allianz Valuemark Income Plus
0	5%	7%	-	-	-	5%
1	4%	6%	-	-	-	5%
2	3%	5%	-	-	-	4%
3	2%	4%	-	-	-	3%
4	1%	3%	-	-	-	2%
5	1%	2%	4%	4%	7%	1%
6	1%	1%	3%	3%	6%	1%
7	1%	1%	2%	2%	5%	1%
8	1%	1%	1%	1%	4%	1%
9	1%	1%	1%	1%	3%	1%
10	1%	1%	1%	1%	2%	1%
11+	1%	1%	1%	1%	1%	1%

On Allianz Alterity and Allianz High Five Original Contracts a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually on Allianz Alterity and Allianz High Five Original Contracts and the withdrawal charge is based on the number of contract years since the payment was received. On Allianz Dimensions, a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually beginning on the fifth Contract Anniversary on Allianz Dimensions.

Withdrawal charge during the annuity phase under annuity option 6 are as follows:

Complete Years Since Payment/ Issue Date	Allianz Alterity	Allianz High Five Original Contracts	Allianz Dimensions
0	7%	8%	-
1	6%	8%	-
2	5%	7%	-
3	4%	6%	-
4	3%	5%	-
5	2%	4%	4%
6	0%	3%	3%
7+	0%	0%	0%

Currently, twelve free transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products (or 2% of the amount transferred, if less, for Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Charter). If the transfer is made under the dollar cost averaging program; flexible rebalancing program, GAV or GPV Transfers under the Living Guarantees for any of the High Five products; or the allocation and transfer restrictions for the Target Date Retirement Benefit of one of the Lifetime Benefits for the Vision or Connections products, there is no fee for the transfer, and do not count these transfers against any free transfers. Total transfer fees paid by the contract owners during the years ended December 31, 2009 and 2008 were $15,402 and $15,578, respectively. Net transfers (to)/from the Fixed Accounts during the years ended December 31, 2009 and 2008 were $(339,872,000) and $(3,731,722,000), respectively.

Allianz Dimensions has an optional Increased Annuity Payment Benefit that carries an additional charge per $100 of the basic annuity payment, depending on the annuitant’s age and gender; the maximum charge ranges from $0.95 to $9.97. Allianz Dimensions also offers optional Guaranteed Value Protection Benefits (GVPs), which offers either the Guaranteed Principal Protector Benefit or the Guaranteed Performance Accumulator Benefit. During the Accumulation Phase, the GVPs carry an additional charge based on the contract anniversary value that is deducted on the last day of each contract year. If the Dimensional Asset Allocation Model requirements are met, the GVP charge will not be more than 2% for the first ten contract years; otherwise, the GVP charge will not be more than 3% for the first ten contract years. On and after the tenth contract anniversary, the GVP charge can be increased to 5%.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date. A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, which is generally 10 days.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Capitalization

Allianz Life may provide seed capital for the establishment of new funds as investment options of the Variable Account. The capitalization transactions are as follows during the year ended December 31, 2009:
Fund	Capitalization Amount	Date of Capitalization
AZL Balanced Index Strategy Fund	$30,000,000	4/22/2009
AZL Moderate Index Strategy Fund	30,000,000	4/22/2009
AZL Allianz Global Investors Select Fund	500,000	10/22/2009
AZL Franklin Templeton Founding Strategy Plus Fund	50,000,000	10/22/2009
AZL Fusion Conservative Fund	500,000	10/22/2009
AZL OCC Growth Fund	3,000,000	10/22/2009
Allianz Life will generally begin to recapture seed capital immediately. The recapture amount is formula driven, such that if there is positive net activity in the investment option each trading day, 75% will be deemed as available for seed recapture until all seed shares have been liquidated. All seed capital is invested at a Net Asset Value of $10.00 with the cost basis adjusting only when the investment options distribute income and gains. Allianz Life reserves the right to make modifications to the frequency of recapturing seed capital.

The seed capital recapture activity was as follows during the year ended December 31, 2009:
Fund	Seed Capital Recaptured	Remaining Seed Capital
AZL Balanced Index Strategy Fund	$30,000,000	$-
AZL Moderate Index Strategy Fund	30,000,000	-
AZL Allianz Global Investors Select Fund	500,000	-
AZL Franklin Templeton Founding Strategy Plus Fund	5,782,797	44,217,204
AZL Fusion Conservative Fund	500,000	-
AZL OCC Growth Fund	143,700	2,856,300
Total	$66,926,496	$47,073,504
3.      FEDERAL INCOME TAXES

Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant’s gross income until amounts are received pursuant to an annuity.

4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 are as follows:
	Cost of Purchases	Proceeds from Sales
AIM V.I. Capital Appreciation Fund	$ 32	$ 773
AIM V.I. Core Equity Fund	51	481
AIM V.I. International Growth Fund	18	205
Alger American Capital Appreciation Portfolio	12	327
Alger American LargeCap Growth Portfolio	27	357
Alger American MidCap Growth Portfolio	5	600
Alger American SmallCap Growth Portfolio	1	73
AZL AIM International Equity Fund	205,103	66,800
AZL Allianz Global Investors Select Fund	3,352	529
AZL Balanced Index Strategy Fund	135,729	7,733
AZL BlackRock Capital Appreciation Fund	303,256	53,330
AZL BlackRock Growth Fund	21,682	185,821
AZL Columbia Mid Cap Value Fund	43,134	20,709
AZL Columbia Small Cap Value Fund	24,291	19,924
AZL Columbia Technology Fund	40,361	98,103
AZL Davis NY Venture Fund	76,542	100,470
AZL Dreyfus Equity Growth Fund	27,296	37,662
AZL Eaton Vance Large Cap Value Fund	38,736	58,513
AZL First Trust Target Double Play Fund	33,567	91,911

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Cost of Purchases	Proceeds from Sales
AZL Franklin Small Cap Value Fund	$ 58,043	$ 60,503
AZL Franklin Templeton Founding Strategy Plus Fund	60,406	7,209
AZL Fusion Balanced Fund	335,151	149,890
AZL Fusion Conservative Fund	7,702	1,873
AZL Fusion Growth Fund	243,626	209,826
AZL Fusion Moderate Fund	523,776	205,654
AZL International Index Fund	46,038	10,891
AZL JPMorgan Large Cap Equity Fund	11,034	79,585
AZL JPMorgan U.S. Equity Fund	90,327	29,009
AZL MFS Investors Trust Fund	107,085	92,548
AZL Moderate Index Strategy Fund	176,145	15,348
AZL Money Market Fund	1,104,938	1,219,092
AZL NACM International Fund	12,021	19,483
AZL OCC Growth Fund	3,554	286
AZL OCC Opportunity Fund	60,007	41,442
AZL Oppenheimer Global Fund	34,899	158,345
AZL Oppenheimer International Growth Fund	44,165	180,393
AZL PIMCO Fundamental IndexPLUS Total Return Fund	41,015	50,128
AZL S&P 500 Index Fund	271,815	123,835
AZL Schroder Emerging Markets Equity Fund CL 1	1,571	7,977
AZL Schroder Emerging Markets Equity Fund CL 2	114,391	89,111
AZL Schroder International Small Cap Fund	21,129	39,131
AZL Small Cap Stock Index Fund	35,536	42,137
AZL TargetPLUS Balanced Fund	124,101	178,809
AZL TargetPLUS Equity Fund	33,762	101,612
AZL TargetPLUS Growth Fund	42,970	121,735
AZL TargetPLUS Moderate Fund	32,849	95,681
AZL Turner Quantitative Small Cap Growth Fund	19,805	17,314
AZL Van Kampen Equity and Income Fund	149,613	90,311
AZL Van Kampen Global Real Estate Fund	39,128	36,100
AZL Van Kampen Growth and Income Fund	45,583	55,007
AZL Van Kampen International Equity Fund	205,092	89,338
AZL Van Kampen Mid Cap Growth Fund	94,187	84,050
BlackRock Global Allocations V.I. Fund	541,192	156,875
Davis VA Financial Portfolio	35,669	30,946
Davis VA Real Estate Portfolio	18	201
Davis VA Value Portfolio	2,198	13,607
Franklin Global Communications Securities Fund	9,632	123,425
Franklin Growth and Income Securities Fund	17,678	41,573
Franklin High Income Securities Fund	140,959	82,873
Franklin Income Securities Fund	201,645	223,550
Franklin Large Cap Growth Securities Fund	7,777	25,764
Franklin Money Market Fund	1	24,005
Franklin Real Estate Fund	19,153	22,030
Franklin Rising Dividends Securities Fund	13,153	49,997
Franklin Small Cap Value Securities Fund	6,147	13,667
Franklin Small-Mid Cap Growth Securities Fund	4,819	23,425
Franklin Templeton VIP Founding Funds Allocation Fund	73,853	52,020
Franklin U.S. Government Fund	241,904	226,080
Franklin Zero Coupon Fund 2010	57,129	73,930
J.P. Morgan International Opportunities Portfolio	8	182
J.P. Morgan U.S. Large Cap Core Equity Portfolio	7	316
JPMIT International Equity Fund	180	16
JPMorgan Insurance Trust U.S. Equity Portfolio	287	25
Mutual Global Discovery Securities Fund	133,228	147,901

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Cost of Purchases	Proceeds from Sales
Mutual Shares Securities Fund	$ 107,723	$ 163,127
OpCap Mid Cap Portfolio	34,180	25,311
Oppenheimer Global Securities Fund/VA	6,609	19,538
Oppenheimer High Income Fund/VA	9,973	9,728
Oppenheimer Main Street Fund/VA	3,199	10,128
PIMCO VIT All Asset Portfolio	124,936	69,870
PIMCO VIT Commodity RealReturn Strategy Portfolio	104,713	56,467
PIMCO VIT Emerging Markets Bond Portfolio	66,578	33,236
PIMCO VIT Global Bond Portfolio	70,829	49,908
PIMCO VIT Global Multi-Asset Portfolio	11,259	276
PIMCO VIT High Yield Portfolio	149,195	91,908
PIMCO VIT Real Return Portfolio	178,201	112,445
PIMCO VIT StocksPLUS Growth and Income Portfolio	1,579	8,938
PIMCO VIT Total Return Portfolio	485,369	226,045
Seligman Global Technology Portfolio	41	283
Seligman Small-Cap Value Portfolio	3,004	10,628
SP International Growth Portfolio	1,225	2,282
SP Strategic Partners Focused Growth Portfolio	3,044	4,177
Templeton Global Asset Allocation Fund	1,660	1,908
Templeton Foreign Securities Fund	22,451	38,454
Templeton Global Bond Securities Fund	163,490	72,236
Templeton Growth Securities Fund	76,456	113,473
Van Kampen LIT Capital Growth Portfolio	-	295
Van Kampen LIT Enterprise Portfolio	2	102
Van Kampen LIT Growth and Income Portfolio	22	278
5.       CONTRACT TRANSACTIONS – ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2009 and 2008 are as follows:

	AIM V.I. Capital Appreciation Fund		AIM V.I. Core Equity Fund		AIM V.I. International Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	16	-	-	-	-	-
Transfers between funds	(63)	(43)	(18)	(22)	(13)	(11)
Surrenders and terminations	(86)	(107)	(34)	(65)	(12)	(23)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	(1)	(1)	-	-	-	-
Total Net Contract Transactions	(134)	(151)	(52)	(87)	(25)	(34)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Alger American Capital Appreciation Portfolio		Alger American LargeCap Growth Portfolio		Alger American MidCap Growth Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	16	-	10	-	-	-
Transfers between funds	(24)	(11)	(29)	(31)	(20)	(41)
Surrenders and terminations	(17)	(41)	(26)	(77)	(51)	(65)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	-
Total Net Contract Transactions	(25)	(52)	(45)	(108)	(71)	(106)

	Alger American SmallCap Growth Portfolio		AZL AIM International Equity Fund		AZL Allianz Global Investors Select Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	1,154	2,701	195	-
Transfers between funds	(5)	(7)	9,649	(5,054)	80	-
Surrenders and terminations	(6)	(11)	(757)	(954)	-	-
Rescissions	-	-	(67)	(124)	(1)	-
Bonus	-	-	10	41	4	-
Contract Maintenance Charges	-	-	(6)	(4)	-	-
Total Net Contract Transactions	(11)	(18)	9,983	(3,394)	278	-

	AZL Balanced Index Strategy Fund		AZL BlackRock Capital Appreciation Fund		AZL BlackRock Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	550	-	2,402	1,761	1,327	3,348
Transfers between funds	12,509	-	23,869	(784)	(26,685)	9,970
Surrenders and terminations	(101)	-	(659)	(280)	(1,420)	(885)
Rescissions	(1)	-	(90)	(37)	(76)	(139)
Bonus	1	-	14	17	7	46
Contract Maintenance Charges	(1)	-	(4)	(1)	(10)	(5)
Total Net Contract Transactions	12,957	-	25,532	676	(26,857)	12,335

	AZL Columbia Mid Cap Value Fund		AZL Columbia Small Cap Value Fund		AZL Columbia Technology Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,584	1,970	881	871	885	1,980
Transfers between funds	2,931	(422)	65	(88)	(8,695)	(3,558)
Surrenders and terminations	(304)	(177)	(251)	(293)	(435)	(682)
Rescissions	(80)	(40)	(39)	(17)	(39)	(57)
Bonus	7	20	6	9	7	35
Contract Maintenance Charges	(2)	(1)	(2)	(1)	(4)	(3)
Total Net Contract Transactions	4,136	1,350	660	(329)	(8,281)	(2,285)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL Davis NY Venture Fund		AZL Dreyfus Equity Growth Fund		AZL Eaton Vance Large Cap Value Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4,435	5,630	1,197	2,323	1,471	2,254
Transfers between funds	(2,668)	9,710	(861)	(6,789)	(1,691)	(13,732)
Surrenders and terminations	(3,090)	(2,072)	(1,384)	(2,022)	(2,361)	(3,785)
Rescissions	(182)	(203)	(47)	(67)	(59)	(72)
Bonus	16	50	8	21	8	20
Contract Maintenance Charges	(22)	(9)	(9)	(7)	(17)	(14)
Total Net Contract Transactions	(1,511)	13,106	(1,096)	(6,541)	(2,649)	(15,329)

	AZL First Trust Target Double Play Fund		AZL Franklin Small Cap Value Fund		AZL Franklin Templeton Founding Strategy Plus Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	3,054	5,425	1,332	2,252	617	-
Transfers between funds	(14,187)	(1,436)	(566)	(4,829)	364	-
Surrenders and terminations	(352)	(557)	(746)	(999)	(1)	-
Rescissions	(151)	(119)	(52)	(71)	(3)	-
Bonus	31	46	8	29	4	-
Contract Maintenance Charges	(4)	(2)	(6)	(4)	-	-
Total Net Contract Transactions	(11,609)	3,357	(30)	(3,622)	981	-

	AZL Fusion Balanced Fund		AZL Fusion Conservative Fund		AZL Fusion Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	17,177	13,394	240	-	8,808	22,791
Transfers between funds	5,210	(6,273)	337	-	(3,134)	(24,031)
Surrenders and terminations	(2,498)	(2,907)	(1)	-	(3,850)	(4,587)
Rescissions	(616)	(342)	-	-	(489)	(641)
Bonus	156	126	-	-	88	315
Contract Maintenance Charges	(12)	(7)	-	-	(39)	(26)
Total Net Contract Transactions	19,417	3,991	576	-	1,384	(6,179)

	AZL Fusion Moderate Fund		AZL International Index Fund		AZL JPMorgan Large Cap Equity Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	38,156	15,937	46	-	708	1,557
Transfers between funds	1,986	(24,925)	3,581	-	(11,580)	(4,327)
Surrenders and terminations	(3,236)	(4,308)	(34)	-	(738)	(902)
Rescissions	(1,051)	(498)	(1)	-	(41)	(56)
Bonus	283	153	1	-	4	17
Contract Maintenance Charges	(26)	(17)	-	-	(5)	(5)
Total Net Contract Transactions	36,112	(13,658)	3,593	-	(11,652)	(3,716)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL JPMorgan U.S. Equity Fund		AZL LMP Large Cap Growth Fund		AZL MFS Investors Trust Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	679	1,332	-	553	2,381	4,105
Transfers between funds	6,426	(3,408)	-	(12,586)	1,027	2,409
Surrenders and terminations	(525)	(596)	-	(1,037)	(1,268)	(948)
Rescissions	(29)	(40)	-	(12)	(109)	(134)
Bonus	5	21	-	7	14	38
Contract Maintenance Charges	(5)	(3)	-	(3)	(8)	(4)
Total Net Contract Transactions	6,551	(2,694)	-	(13,078)	2,037	5,466

	AZL Moderate Index Strategy Fund		AZL Money Market Fund		AZL NACM International Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	660	-	49,477	42,828	239	694
Transfers between funds	15,796	-	(42,732)	11,198	(1,455)	(12)
Surrenders and terminations	(112)	-	(13,192)	(15,426)	(38)	(55)
Rescissions	(38)	-	(1,822)	(1,259)	(17)	(28)
Bonus	5	-	377	499	1	6
Contract Maintenance Charges	(1)	-	(25)	(13)	-	-
Total Net Contract Transactions	16,310	-	(7,917)	37,827	(1,270)	605

	AZL OCC Growth Fund		AZL OCC Opportunity Fund		AZL OCC Value Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	8	-	525	1,091	-	544
Transfers between funds	44	-	1,983	(2,511)	-	(28,436)
Surrenders and terminations	-	-	(536)	(661)	-	(2,398)
Rescissions	-	-	(22)	(35)	-	(33)
Bonus	-	-	4	13	-	5
Contract Maintenance Charges	-	-	(4)	(3)	-	(8)
Total Net Contract Transactions	52	-	1,950	(2,106)	-	(30,326)

	AZL Oppenheimer Global Fund		AZL Oppenheimer International Growth Fund		AZL PIMCO Fundamental IndexPLUS Total Return Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,002	1,790	711	2,426	492	524
Transfers between funds	(11,329)	(4,346)	(9,692)	(4,418)	(1,776)	321
Surrenders and terminations	(488)	(711)	(404)	(687)	102)	(51)
Rescissions	(71)	(71)	(33)	(83)	(13)	(18)
Bonus	7	22	5	42	5	6
Contract Maintenance Charges	(5)	(4)	(3)	(3)	(1)	-
Total Net Contract Transactions	(10,884)	(3,320)	(9,416)	(2,723)	(1,395)	782

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL S&P 500 Index Fund		AZL Schroder Emerging Markets Equity Fund CL 1		AZL Schroder Emerging Markets Equity Fund CL 2
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,137	4,988	1,286	6	1,886	3,489
Transfers between funds	19,881	23,517	(248)	4,928	2,689	8,092
Surrenders and terminations	(2,512)	(756)	(652)	(17)	(1,339)	(720)
Rescissions	(155)	(81)	-	-	(91)	(130)
Bonus	43	61	-	-	22	48
Contract Maintenance Charges	(16)	(4)	(3)	-	(11)	(4)
Total Net Contract Transactions	22,378	27,725	383	4,917	3,156	10,775

	AZL Schroder International Small Cap Fund		AZL Small Cap Stock Index Fund		AZL TargetPLUS Balanced Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	567	1,437	2,229	1,907	7,903	5,514
Transfers between funds	(2,923)	-	(1,165)	15,759	(13,819)	80
Surrenders and terminations	(74)	(80)	(1,426)	(388)	(348)	(108)
Rescissions	(45)	(39)	(62)	(53)	(241)	(198)
Bonus	4	18	28	19	88	61
Contract Maintenance Charges	(1)	-	(9)	(3)	(2)	-
Total Net Contract Transactions	(2,472)	1,336	(405)	17,241	(6,419)	5,349

	AZL TargetPLUS Equity Fund		AZL TargetPLUS Growth Fund		AZL TargetPLUS Moderate Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	2,754	4,875	2,565	8,052	1,869	6,412
Transfers between funds	(13,019)	(1,847)	(13,103)	(660)	(9,271)	(356)
Surrenders and terminations	(267)	(427)	(235)	(215)	(349)	(303)
Rescissions	(90)	(152)	(121)	(224)	(103)	(246)
Bonus	57	60	23	112	12	112
Contract Maintenance Charges	(4)	(2)	(4)	(1)	(2)	(1)
Total Net Contract Transactions	(10,569)	2,507	(10,875)	7,064	(7,844)	5,618

	AZL Turner Quantitative Small Cap Growth Fund		AZL Van Kampen Equity and Income Fund		AZL Van Kampen Global Real Estate Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	450	656	8,275	3,617	1,246	2,214
Transfers between funds	160	(588)	(363)	(7,195)	(59)	(1,705)
Surrenders and terminations	(130)	(131)	(902)	(1,222)	(388)	(394)
Rescissions	(15)	(15)	(146)	(119)	(57)	(90)
Bonus	3	7	63	31	15	26
Contract Maintenance Charges	(1)	(1)	(6)	(4)	(3)	(2)
Total Net Contract Transactions	467	(72)	6,921	(4,892)	754	49

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL Van Kampen Growth and Income Fund		AZL Van Kampen International Equity Fund		AZL Van Kampen Mid Cap Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,700	2,023	1,448	2,768	2,102	4,574
Transfers between funds	(1,201)	(5,901)	5,878	(7,468)	1,112	(8,589)
Surrenders and terminations	(1,244)	(2,061)	(950)	(1,302)	(1,525)	(1,965)
Rescissions	(54)	(84)	(65)	(91)	(83)	(212)
Bonus	12	20	15	26	17	58
Contract Maintenance Charges	(8)	(6)	(7)	(5)	(11)	(8)
Total Net Contract Transactions	(795)	(6,009)	6,319	(6,072)	1,612	(6,142)

	BlackRock Global Allocations V.I. Fund		Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	36,019	11,279	904	1,290	-	-
Transfers between funds	14,000	5,094	419	(1,015)	(6)	(5)
Surrenders and terminations	(1,276)	(236)	(429)	(534)	(7)	(5)
Rescissions	(988)	(272)	(33)	(39)	-	-
Bonus	243	74	9	15	-	-
Contract Maintenance Charges	(6)	(1)	(3)	(2)	-	-
Total Net Contract Transactions	47,992	15,938	867	(285)	(13)	(10)

	Davis VA Value Portfolio		Dreyfus IP Small Cap Stock Index Portfolio		Dreyfus Stock Index Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	131	57	-	114	-	166
Transfers between funds	(620)	(2,549)	-	(15,172)	-	(23,394)
Surrenders and terminations	(716)	(1,205)	-	(828)	-	(1,654)
Rescissions	(4)	(2)	-	(4)	-	(13)
Bonus	-	1	-	1	-	1
Contract Maintenance Charges	(4)	(3)	-	(3)	-	(5)
Total Net Contract Transactions	(1,213)	(3,701)	-	(15,892)	-	(24,899)

	Franklin Global Communications Securities Fund		Franklin Growth and Income Securities Fund		Franklin High Income Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	120	724	4,635	89	1,742	819
Transfers between funds	(6,650)	(2,442)	(499)	(1,777)	2,183	(2,048)
Surrenders and terminations	(222)	(727)	(1,840)	(1,188)	(700)	(765)
Rescissions	(5)	(25)	(1)	(9)	(41)	(32)
Bonus	2	13	-	1	12	11
Contract Maintenance Charges	(2)	(4)	(6)	(5)	(3)	(2)
Total Net Contract Transactions	(6,757)	(2,461)	2,289	(2,889)	3,193	(2,017)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Franklin Income Securities Fund		Franklin Large Cap Growth Securities Fund		Franklin Money Market Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,161	3,796	2,680	175	-	-
Transfers between funds	(1,563)	(7,889)	(618)	(3,499)	(1,349)	(26)
Surrenders and terminations	(1,935)	(2,183)	(932)	(1,109)	(70)	(129)
Rescissions	(77)	(135)	(10)	(19)	-	-
Bonus	11	29	1	1	-	-
Contract Maintenance Charges	(10)	(8)	(6)	(5)	-	(1)
Total Net Contract Transactions	1,587	(6,390)	1,115	(4,456)	(1,419)	(156)

	Franklin Real Estate Fund		Franklin Rising Dividends Securities Fund		Franklin Small Cap Value Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	366	53	1,942	94	435	53
Transfers between funds	(205)	(1,578)	(593)	(3,581)	(363)	(2,224)
Surrenders and terminations	(352)	(515)	(1,075)	(1,448)	(525)	(752)
Rescissions	(3)	(3)	(3)	(6)	(4)	(9)
Bonus	1	1	1	-	-	1
Contract Maintenance Charges	(2)	(2)	(6)	(5)	(3)	(2)
Total Net Contract Transactions	(195)	(2,044)	266	(4,946)	(460)	(2,933)

	Franklin Small-Mid Cap Growth Securities Fund		Franklin Templeton VIP Founding Funds Allocation Fund		Franklin U.S. Government Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,324	73	4,617	17,286	2,805	1,843
Transfers between funds	(533)	(1,565)	34	(1,115)	153	57
Surrenders and terminations	(732)	(903)	(623)	(458)	(2,065)	(2,040)
Rescissions	(3)	(4)	(292)	(582)	(115)	(79)
Bonus	1	2	19	169	22	18
Contract Maintenance Charges	(4)	(4)	(7)	(2)	(6)	(5)
Total Net Contract Transactions	53	(2,401)	3,748	15,298	794	(206)

	Franklin Zero Coupon Fund 2010		J.P. Morgan International Opportunities Portfolio		J.P. Morgan U.S. Large Cap Core Equity Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	562	387	-	-	-	-
Transfers between funds	(618)	562	(25)	(11)	(49)	-
Surrenders and terminations	(272)	(315)	(1)	(4)	(5)	(11)
Rescissions	(55)	(21)	-	-	-	-
Bonus	6	3	-	-	-	-
Contract Maintenance Charges	(1)	(1)	-	-	-	-
Total Net Contract Transactions	(378)	615	(26)	(15)	(54)	(11)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	JPMIT International Equity Fund		JPMorgan Insurance Trust U.S. Equity Portfolio		Jennison 20/20 Focus Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	-	-	-	41
Transfers between funds	17	-	27	-	-	(6,298)
Surrenders and terminations	(1)	-	(1)	-	-	(395)
Rescissions	-	-	-	-	-	(2)
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	(1)
Total Net Contract Transactions	16	-	26	-	-	(6,655)

	Mutual Global Discovery Securities Fund		Mutual Shares Securities Fund		OpCap Mid Cap Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,080	3,730	7,663	5,542	1,355	2,069
Transfers between funds	(1,014)	(9,111)	(2,967)	(16,040)	446	287
Surrenders and terminations	(2,751)	(2,135)	(4,055)	(3,744)	(264)	(196)
Rescissions	(104)	(176)	(109)	(264)	(52)	(77)
Bonus	11	39	16	50	8	24
Contract Maintenance Charges	(10)	(8)	(18)	(13)	(2)	(1)
Total Net Contract Transactions	1,212	(7,661)	530	(14,469)	1,491	2,106

	Oppenheimer Global Securities Fund/VA		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	93	75	49	12	287	110
Transfers between funds	(682)	(3,073)	398	1,578	(407)	(2,706)
Surrenders and terminations	(861)	(1,343)	(245)	(244)	(729)	(1,312)
Rescissions	(5)	(5)	(1)	-	(7)	(12)
Bonus	1	1	1	-	1	1
Contract Maintenance Charges	(5)	(4)	(1)	(1)	(5)	(5)
Total Net Contract Transactions	(1,459)	(4,349)	201	1,345	(860)	(3,924)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Commodity RealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4,341	2,990	2,308	4,447	1,402	1,225
Transfers between funds	953	(4,833)	2,602	(36)	1,555	(1,318)
Surrenders and terminations	(878)	(1,001)	(822)	(895)	(263)	(262)
Rescissions	(130)	(69)	(104)	(155)	(49)	(30)
Bonus	28	44	16	60	12	16
Contract Maintenance Charges	(4)	(3)	(6)	(3)	(1)	(1)
Total Net Contract Transactions	4,310	(2,872)	3,994	3,418	2,656	(370)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	PIMCO VIT Global Bond Portfolio		PIMCO VIT Global Multi-Asset Portfolio		PIMCO VIT High Yield Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,565	2,732	583	-	2,421	1,218
Transfers between funds	114	220	507	-	2,905	(3,281)
Surrenders and terminations	(565)	(691)	(2)	-	(771)	(1,091)
Rescissions	(52)	(115)	(4)	-	(87)	(45)
Bonus	10	27	8	-	15	13
Contract Maintenance Charges	(2)	(2)	-	-	(4)	(3)
Total Net Contract Transactions	1,070	2,171	1,092	-	4,479	(3,189)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Growth and Income Portfolio		PIMCO VIT Total Return Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	3,747	4,365	16	12	11,803	5,955
Transfers between funds	2,727	(3,787)	(1,176)	(194)	9,146	(3,342)
Surrenders and terminations	(1,684)	(1,782)	(97)	(259)	(4,526)	(3,978)
Rescissions	(177)	(167)	-	(3)	(334)	(191)
Bonus	30	60	-	-	59	77
Contract Maintenance Charges	(8)	(6)	(1)	(1)	(13)	(10)
Total Net Contract Transactions	4,635	(1,317)	(1,258)	(445)	16,135	(1,489)

	Seligman Global Technology Portfolio		Seligman Small-Cap Value Portfolio		SP International Growth Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4	-	28	30	36	27
Transfers between funds	(13)	(12)	(154)	(888)	(53)	(981)
Surrenders and terminations	(33)	(26)	(308)	(471)	(140)	(214)
Rescissions	-	-	(1)	-	(2)	(11)
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	(2)	(2)	(1)	(1)
Total Net Contract Transactions	(42)	(38)	(437)	(1,331)	(160)	(1,180)

	SP Strategic Partners Focused Growth Portfolio		Templeton Global Asset Allocation Fund		Templeton Developing Markets Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	10	39	706	-	-	129
Transfers between funds	42	(1,008)	(20)	(18)	-	(12,151)
Surrenders and terminations	(192)	(284)	(107)	(30)	-	(817)
Rescissions	(2)	-	-	-	-	(18)
Bonus	-	1	-	-	-	1
Contract Maintenance Charges	(1)	(1)	-	-	-	(3)
Total Net Contract Transactions	(143)	(1,253)	579	(48)	-	(12,859)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Templeton Foreign Securities Fund		Templeton Global Bond Securities Fund		Templeton Growth Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	2,094	108	1,329	1,509	5,102	3,480
Transfers between funds	(662)	(2,359)	1,417	196	(1,837)	(9,449)
Surrenders and terminations	(1,014)	(1,315)	(364)	(325)	(2,428)	(2,161)
Rescissions	(5)	(4)	(60)	(44)	(62)	(142)
Bonus	1	1	10	15	5	31
Contract Maintenance Charges	(6)	(5)	(2)	(1)	(13)	(10)
Total Net Contract Transactions	408	(3,574)	2,330	1,350	767	(8,251)

	Van Kampen LIT Capital Growth Portfolio		Van Kampen LIT Enterprise Portfolio		Van Kampen LIT Growth and Income Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	-	-	-	-
Transfers between funds	(15)	(48)	(16)	(2)	(13)	(1)
Surrenders and terminations	(33)	(87)	-	(2)	(11)	(3)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	-
Total Net Contract Transactions	(48)	(135)	(16)	(4)	(24)	(4)

	Total All Funds
	2009	2008
Contract Transactions
Purchase payments	299,317	270,756
Transfers between funds	(59,892)	(244,098)
Surrenders and terminations	(88,378)	(100,530)
Rescissions	(9,548)	(8,714)
Bonus	2,048	3,065
Contract Maintenance Charges	(484)	(334)
Total Net Contract Transactions	143,063	(79,855)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

6.       FINANCIAL HIGHLIGHTS

A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, is as follows:
	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AIM V.I. Capital Appreciation Fund
2009	847	$5.09	to	$5.85	4,645	0.62%	1.15%	to	2.55%	18.03%	to	19.69%
2008	981	$4.31	to	$4.89	4,594	0.00%	1.15%	to	2.55%	-43.94%	to	-43.15%
2007	1,132	$7.69	to	$8.60	9,390	0.00%	1.15%	to	2.55%	9.18%	to	10.73%
2006	1,568	$7.05	to	$7.77	11,798	0.05%	1.15%	to	2.55%	3.63%	to	5.09%
2005	762	$6.80	to	$7.39	5,430	0.05%	1.15%	to	2.55%	6.10%	to	7.59%
AIM V.I. Core Equity Fund
2009	312	$9.68	to	$10.20	3,117	1.79%	1.15%	to	2.55%	25.07%	to	26.83%
2008	364	$7.74	to	$8.04	2,884	2.01%	1.15%	to	2.55%	-31.90%	to	-30.94%
2007	451	$11.37	to	$11.64	5,199	1.02%	1.15%	to	2.55%	5.38%	to	6.87%
2006	609	$10.85	to	$10.95	6,644	1.59%	1.15%	to	2.55%	9.03%	to	9.56%
2005	1,110	$6.41	to	$6.97	7,473	0.79%	1.15%	to	2.55%	3.00%	to	4.45%
AIM V.I. International Growth Fund
2009	143	$9.04	to	$10.19	1,381	1.48%	1.15%	to	2.55%	31.84%	to	33.70%
2008	168	$6.85	to	$7.62	1,221	0.54%	1.15%	to	2.55%	-41.88%	to	-41.06%
2007	202	$11.76	to	$12.93	2,493	0.37%	1.15%	to	2.55%	11.82%	to	13.40%
2006	275	$10.45	to	$11.51	3,037	0.98%	1.15%	to	2.55%	25.01%	to	26.77%
2005	326	$8.28	to	$8.99	2,826	0.65%	1.15%	to	2.55%	14.97%	to	16.58%
Alger American Capital Appreciation Portfolio
2009	241	$9.24	to	$9.77	2,227	0.00%	1.15%	to	2.55%	47.30%	to	49.37%
2008	266	$6.23	to	$6.56	1,750	0.00%	1.15%	to	2.55%	-46.52%	to	-45.76%
2007	318	$11.58	to	$12.11	3,881	0.00%	1.15%	to	2.55%	30.15%	to	32.00%
2006	380	$8.44	to	$9.33	3,523	0.00%	1.15%	to	2.55%	16.27%	to	17.90%
2005	461	$7.55	to	$7.81	3,627	0.00%	1.35%	to	1.90%	12.30%	to	12.92%
Alger American LargeCap Growth Portfolio
2009	491	$6.95	to	$7.65	3,662	0.67%	1.15%	to	2.55%	43.86%	to	45.88%
2008	536	$4.74	to	$5.38	2,797	0.22%	1.15%	to	2.55%	-47.51%	to	-46.77%
2007	644	$9.02	to	$10.11	6,352	0.35%	1.15%	to	2.55%	16.91%	to	18.57%
2006	852	$7.72	to	$8.53	7,105	0.13%	1.15%	to	2.55%	2.51%	to	3.95%
2005	1,088	$7.53	to	$8.20	8,756	0.24%	1.15%	to	2.35%	9.44%	to	10.76%
Alger American MidCap Growth Portfolio
2009	360	$9.37	to	$10.77	3,661	0.00%	1.15%	to	2.55%	47.88%	to	49.97%
2008	431	$6.34	to	$7.18	2,941	0.17%	1.15%	to	2.55%	-59.41%	to	-58.83%
2007	537	$15.62	to	$17.45	8,955	0.00%	1.15%	to	2.55%	28.23%	to	30.05%
2006	732	$12.18	to	$13.42	9,429	0.00%	1.15%	to	2.55%	7.38%	to	8.88%
2005	944	$11.34	to	$12.32	11,240	0.00%	1.15%	to	2.55%	7.07%	to	8.57%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger American SmallCap Growth Portfolio
2009	88	$6.34	to	$7.14	609	0.00%	1.15%	to	2.55%	41.84%	to	43.84%
2008	99	$4.47	to	$4.98	479	0.00%	1.15%	to	2.55%	-47.95%	to	-47.21%
2007	117	$8.59	to	$9.60	1,076	0.00%	1.15%	to	2.55%	14.27%	to	15.89%
2006	128	$7.52	to	$8.28	1,018	0.00%	1.15%	to	2.55%	17.00%	to	18.65%
2005	164	$6.42	to	$6.98	1,108	0.00%	1.15%	to	2.55%	13.95%	to	15.55%
AZL AIM International Equity Fund
2009	22,266	$13.30	to	$15.56	316,324	1.61%	1.00%	to	3.15%	30.16%	to	32.99%
2008	12,283	$10.31	to	$11.63	133,883	0.47%	1.00%	to	3.00%	-43.24%	to	-42.09%
2007	15,677	$18.42	to	$20.11	300,838	0.53%	1.00%	to	2.95%	11.27%	to	13.48%
2006	12,836	$16.51	to	$17.88	219,438	0.22%	1.00%	to	2.70%	13.31%	to	23.67%
2005	8,473	$13.35	to	$14.13	116,487	0.25%	1.15%	to	2.70%	13.27%	to	15.04%
AZL Allianz Global Investors Select Fund
20096	278	$10.17	to	$10.21	2,830	1.60%	1.15%	to	3.15%	1.73%	to	2.11%
AZL Balanced Index Strategy Fund
20096	12,957	$10.00	to	$10.04	129,820	0.00%	1.00%	to	3.15%	0.87%	to	1.28%
AZL BlackRock Capital Appreciation Fund
2009	30,874	$10.15	to	$11.17	326,427	0.00%	1.00%	to	3.15%	31.25%	to	34.11%
2008	5,342	$7.76	to	$8.30	42,814	0.00%	1.00%	to	3.00%	-38.26%	to	-37.01%
2007	4,666	$12.70	to	$13.16	60,239	0.00%	1.00%	to	2.95%	7.68%	to	9.81%
2006	4,061	$11.75	to	$12.07	48,235	0.00%	1.00%	to	2.60%	-1.03%	to	9.57%
20051	3,038	$11.87	to	$11.97	36,245	0.00%	1.40%	to	2.60%	18.74%	to	19.68%
AZL Columbia Mid Cap Value Fund
2009	9,377	$5.97	to	$6.42	57,894	0.84%	1.00%	to	3.15%	28.20%	to	30.99%
2008	5,241	$4.66	to	$4.90	25,031	0.56%	1.00%	to	3.00%	-53.57%	to	-52.63%
2007	3,891	$10.11	to	$10.36	39,787	0.01%	1.00%	to	2.95%	0.82%	to	2.82%
2006	1,876	$10.00	to	$10.10	18,837	0.61%	1.00%	to	2.60%	10.18%	to	10.79%
AZL Columbia Small Cap Value Fund
2009	5,019	$7.10	to	$10.42	48,201	0.28%	1.00%	to	3.15%	20.83%	to	23.45%
2008	4,359	$5.77	to	$8.43	34,886	0.60%	1.00%	to	3.00%	-34.10%	to	-32.77%
2007	4,688	$11.86	to	$12.55	57,106	0.25%	1.00%	to	2.95%	-10.92%	to	-9.16%
2006	5,250	$13.28	to	$13.90	71,186	0.07%	1.00%	to	2.70%	10.39%	to	12.01%
2005	4,551	$12.03	to	$12.29	55,521	0.00%	1.40%	to	2.70%	0.64%	to	1.96%
AZL Davis NY Venture Fund
2009	41,658	$8.96	to	$10.64	401,845	0.79%	1.00%	to	3.15%	27.74%	to	30.52%
2008	43,169	$7.12	to	$8.10	326,971	0.94%	1.00%	to	3.00%	-42.26%	to	-41.10%
2007	30,063	$12.51	to	$13.77	395,443	0.44%	1.00%	to	2.95%	1.11%	to	3.11%
2006	30,217	$12.34	to	$13.47	389,221	0.29%	1.00%	to	2.70%	9.24%	to	10.88%
2005	23,999	$11.13	to	$11.87	276,557	0.13%	1.15%	to	2.70%	6.77%	to	8.43%
AZL Dreyfus Equity Growth Fund
2009	18,168	$7.67	to	$9.00	150,833	0.51%	1.00%	to	3.15%	30.58%	to	33.42%
2008	19,264	$5.92	to	$6.75	121,848	0.29%	1.00%	to	3.00%	-43.36%	to	-42.21%
2007	25,805	$10.64	to	$11.71	287,472	0.06%	1.00%	to	2.95%	5.57%	to	7.67%
2006	11,304	$10.05	to	$10.97	118,436	0.00%	1.00%	to	2.70%	9.93%	to	10.63%
2005	9,188	$9.14	to	$9.75	86,799	0.28%	1.15%	to	2.70%	1.78%	to	3.37%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Eaton Vance Large Cap Value Fund
2009	29,313	$8.43	to	$10.02	266,260	3.12%	1.00%	to	3.15%	22.61%	to	25.27%
2008	31,962	$6.92	to	$7.94	236,303	2.04%	1.00%	to	3.00%	-38.08%	to	-36.82%
2007	47,291	$11.36	to	$12.59	564,367	1.45%	1.00%	to	2.95%	-5.08%	to	-3.20%
2006	42,375	$11.93	to	$13.14	528,044	1.04%	1.00%	to	2.70%	9.38%	to	12.69%
2005	43,085	$10.59	to	$11.39	473,191	0.41%	1.15%	to	2.70%	1.16%	to	2.74%
AZL Franklin Small Cap Value Fund
2009	12,961	$13.14	to	$15.06	180,301	1.76%	1.00%	to	3.15%	26.56%	to	29.32%
2008	12,991	$10.43	to	$11.59	142,496	1.14%	1.00%	to	3.00%	-35.69%	to	-34.39%
2007	16,613	$16.45	to	$17.69	282,993	0.50%	1.00%	to	2.95%	-7.17%	to	-5.33%
2006	17,997	$17.68	to	$18.82	327,285	0.28%	1.00%	to	2.70%	10.54%	to	12.35%
2005	14,272	$15.74	to	$16.29	229,386	0.54%	1.40%	to	2.70%	4.19%	to	5.55%
AZL Franklin Templeton Founding Strategy Plus Fund
20096	981	$10.19	to	$10.22	54,234	0.47%	1.15%	to	3.15%	1.84%	to	2.23%
AZL Fusion Balanced Fund
2009	53,281	$10.01	to	$11.01	558,063	2.03%	1.00%	to	3.15%	22.78%	to	25.45%
2008	33,864	$8.18	to	$8.75	286,477	2.37%	1.00%	to	3.00%	-29.59%	to	-28.17%
2007	29,873	$11.74	to	$12.20	357,955	1.37%	1.00%	to	2.95%	3.98%	to	6.04%
2006	23,672	$11.25	to	$11.55	269,515	0.33%	1.00%	to	2.60%	6.68%	to	6.82%
20051	10,884	$10.54	to	$10.63	115,359	0.00%	1.40%	to	2.60%	5.47%	to	6.31%
AZL Fusion Conservative Fund
20096	576	$10.13	to	$10.15	5,844	2.27%	1.15%	to	3.15%	1.21%	to	1.59%
AZL Fusion Growth Fund
2009	82,691	$9.29	to	$10.22	797,026	2.21%	1.00%	to	3.15%	28.10%	to	30.88%
2008	81,307	$7.27	to	$7.79	610,094	1.49%	1.00%	to	3.00%	-40.75%	to	-39.55%
2007	87,486	$12.41	to	$12.90	1,103,016	0.48%	1.00%	to	2.95%	2.66%	to	4.70%
2006	72,625	$12.04	to	$12.37	883,579	0.07%	1.00%	to	2.60%	9.33%	to	10.05%
20051	30,467	$11.02	to	$11.11	337,345	0.00%	1.40%	to	2.60%	10.18%	to	11.06%
AZL Fusion Moderate Fund
2009	88,601	$9.67	to	$10.61	894,989	2.04%	1.00%	to	3.15%	25.73%	to	28.47%
2008	52,489	$7.75	to	$8.30	419,531	2.29%	1.00%	to	3.00%	-34.92%	to	-33.60%
2007	66,147	$12.00	to	$12.48	809,286	0.95%	1.00%	to	2.95%	3.43%	to	5.48%
2006	54,177	$11.57	to	$11.88	633,894	0.22%	1.00%	to	2.60%	7.88%	to	8.25%
20051	27,565	$10.72	to	$10.81	296,907	0.00%	1.40%	to	2.60%	7.24%	to	8.09%
AZL International Index Fund
20096	3,593	$9.73	to	$9.77	35,015	0.00%	1.00%	to	3.15%	-1.03%	to	-0.62%
AZL JPMorgan U.S. Equity Fund
2009	14,506	$9.39	to	$10.52	142,389	0.34%	1.00%	to	3.15%	29.57%	to	32.38%
2008	7,955	$7.28	to	$7.92	60,030	1.00%	1.00%	to	3.00%	-40.50%	to	-39.29%
2007	10,649	$12.34	to	$13.06	134,696	0.53%	1.00%	to	2.95%	0.76%	to	2.76%
2006	9,984	$12.21	to	$12.78	124,274	0.54%	1.00%	to	2.70%	8.92%	to	11.55%
2005	8,614	$10.95	to	$11.19	95,465	0.00%	1.40%	to	2.70%	2.65%	to	3.99%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MFS Investors Trust Fund
2009	20,996	$12.11	to	$13.33	265,918	0.02%	1.00%	to	3.15%	47.10%	to	50.29%
2008	18,959	$8.28	to	$8.86	162,427	0.12%	1.00%	to	3.00%	-41.88%	to	-40.71%
2007	13,493	$14.36	to	$14.97	198,067	0.19%	1.00%	to	2.95%	7.50%	to	9.63%
2006	11,386	$13.35	to	$13.71	153,824	0.00%	1.00%	to	2.60%	9.90%	to	10.78%
20051	6,387	$12.15	to	$12.25	77,994	0.24%	1.40%	to	2.60%	21.50%	to	22.47%
AZL Moderate Index Strategy Fund
20096	16,310	$10.03	to	$10.07	163,917	0.00%	1.00%	to	3.15%	1.39%	to	1.80%
AZL Money Market Fund
2009	83,432	$9.34	to	$11.50	854,706	0.22%	1.00%	to	3.15%	-2.89%	to	-0.78%
2008	91,349	$9.74	to	$11.49	968,860	2.35%	1.00%	to	3.00%	-0.59%	to	1.42%
2007	53,522	$10.04	to	$11.35	576,147	4.71%	1.00%	to	2.95%	1.74%	to	3.75%
2006	37,014	$9.84	to	$11.07	387,308	4.42%	1.00%	to	2.70%	1.30%	to	1.67%
2005	30,862	$9.68	to	$10.61	314,957	2.56%	1.15%	to	2.70%	-0.15%	to	1.40%
AZL OCC Growth Fund
20096	52	$10.35	to	$10.38	3,399	0.06%	1.15%	to	3.15%	3.43%	to	3.82%
AZL OCC Opportunity Fund
2009	10,032	$11.93	to	$13.91	127,746	0.00%	1.00%	to	3.15%	53.20%	to	56.53%
2008	8,082	$7.83	to	$8.83	66,668	0.00%	1.00%	to	3.00%	-48.72%	to	-47.68%
2007	10,188	$15.49	to	$16.91	163,914	0.00%	1.00%	to	2.95%	5.70%	to	7.80%
2006	10,132	$14.61	to	$15.82	152,821	0.00%	1.00%	to	2.70%	8.71%	to	15.05%
2005	9,449	$13.44	to	$14.23	130,378	0.00%	1.15%	to	2.70%	2.29%	to	3.88%
AZL S&P 500 Index Fund
2009	52,875	$6.11	to	$7.57	386,786	0.39%	1.00%	to	3.15%	21.47%	to	24.11%
2008	30,497	$4.97	to	$6.10	183,421	0.00%	1.00%	to	3.00%	-39.47%	to	-38.24%
20073	2,772	$8.16	to	$9.90	27,330	2.43%	1.00%	to	2.95%	-2.20%	to	-0.91%
AZL Schroder Emerging Markets Equity Fund CL 1
2009	5,324	$10.80	to	$11.03	46,225	0.35%	1.40%	to	2.20%	68.70%	to	70.06%
2008	4,941	$6.40	to	$6.49	32,104	0.03%	1.40%	to	2.20%	-52.87%	to	-52.49%
20073	24	$13.59	to	$13.65	335	0.00%	1.40%	to	2.20%	20.41%	to	21.05%
AZL Schroder Emerging Markets Equity Fund CL 2
2009	26,629	$9.40	to	$10.95	279,662	0.20%	1.00%	to	3.15%	66.45%	to	70.07%
2008	23,473	$5.62	to	$6.43	146,807	0.16%	1.00%	to	3.00%	-53.31%	to	-52.37%
2007	12,698	$12.00	to	$13.51	169,313	0.01%	1.00%	to	2.95%	15.62%	to	29.01%
20062	4,421	$10.39	to	$10.50	46,128	0.19%	1.00%	to	2.60%	17.97%	to	18.63%
AZL Small Cap Stock Index Fund
2009	18,081	$7.47	to	$7.89	137,478	0.00%	1.00%	to	3.15%	20.97%	to	23.60%
2008	18,486	$6.18	to	$6.38	116,150	1.30%	1.00%	to	3.00%	-32.99%	to	-31.63%
20073	1,245	$9.25	to	$9.34	11,585	1.09%	1.00%	to	2.95%	-7.67%	to	-6.45%
AZL Turner Quantitative Small Cap Growth Fund
2009	3,048	$8.56	to	$9.35	27,136	0.00%	1.00%	to	3.15%	27.32%	to	30.09%
2008	2,581	$6.74	to	$7.20	17,898	0.00%	1.00%	to	3.00%	-45.03%	to	-43.91%
2007	2,653	$12.37	to	$12.86	33,333	0.00%	1.00%	to	2.95%	2.97%	to	5.01%
2006	2,943	$11.97	to	$12.29	35,591	0.00%	1.00%	to	2.60%	8.46%	to	13.97%
20051	1,890	$11.04	to	$11.12	20,959	0.00%	1.40%	to	2.60%	10.38%	to	11.26%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Van Kampen Equity and Income Fund
2009	21,215	$10.56	to	$11.83	234,086	2.39%	1.00%	to	3.15%	19.04%	to	21.63%
2008	14,294	$8.95	to	$9.74	133,400	2.66%	1.00%	to	3.00%	-26.17%	to	-24.68%
2007	19,186	$12.23	to	$12.95	242,363	1.55%	1.00%	to	2.95%	0.05%	to	2.03%
2006	17,873	$12.20	to	$12.76	223,287	1.02%	1.00%	to	2.70%	7.23%	to	9.53%
2005	14,278	$11.14	to	$11.38	161,504	0.00%	1.40%	to	2.70%	3.91%	to	5.27%
AZL Van Kampen Global Real Estate Fund
2009	8,690	$7.53	to	$8.09	67,671	1.37%	1.00%	to	3.15%	35.84%	to	38.80%
2008	7,936	$5.55	to	$5.84	45,174	1.84%	1.00%	to	3.00%	-47.44%	to	-46.37%
2007	7,887	$10.64	to	$10.90	84,856	0.49%	1.00%	to	2.95%	-11.35%	to	-9.59%
20062	5,248	$11.96	to	$12.08	63,019	1.20%	1.00%	to	2.60%	18.32%	to	18.98%
AZL Van Kampen Growth and Income Fund
2009	16,633	$9.95	to	$11.84	179,126	2.50%	1.00%	to	3.15%	19.81%	to	22.41%
2008	17,428	$8.37	to	$9.65	156,857	2.14%	1.00%	to	3.00%	-34.85%	to	-33.53%
2007	23,437	$13.10	to	$14.53	323,375	1.23%	1.00%	to	2.95%	-0.36%	to	1.62%
2006	26,601	$13.12	to	$14.44	364,766	0.82%	1.00%	to	2.70%	9.56%	to	12.82%
2005	25,803	$11.63	to	$12.50	311,483	0.35%	1.15%	to	2.70%	6.33%	to	7.99%
AZL Van Kampen International Equity Fund
2009	21,766	$15.16	to	$17.33	349,516	7.43%	1.00%	to	3.15%	22.40%	to	25.06%
2008	15,447	$12.45	to	$13.83	202,363	2.02%	1.00%	to	3.00%	-30.68%	to	-29.28%
2007	21,519	$18.22	to	$19.59	406,292	0.00%	1.00%	to	2.95%	6.61%	to	8.72%
2006	22,029	$17.05	to	$18.14	386,210	1.55%	1.00%	to	2.70%	7.55%	to	18.03%
2005	17,131	$14.44	to	$14.95	252,646	0.00%	1.40%	to	2.70%	8.68%	to	10.10%
AZL Van Kampen Mid Cap Growth Fund
2009	25,366	$10.98	to	$13.12	302,330	0.00%	1.00%	to	3.15%	52.77%	to	56.10%
2008	23,754	$7.27	to	$8.38	184,718	0.30%	1.00%	to	3.00%	-50.04%	to	-49.03%
2007	29,896	$14.85	to	$16.47	464,770	0.03%	1.00%	to	2.95%	18.62%	to	20.97%
2006	18,548	$12.49	to	$13.75	241,109	0.00%	1.00%	to	2.70%	6.31%	to	13.18%
2005	16,140	$11.74	to	$12.63	196,210	0.00%	1.15%	to	2.70%	14.42%	to	16.20%
BlackRock Global Allocations V.I. Fund
2009	63,930	$9.17	to	$16.27	595,355	2.48%	1.15%	to	3.15%	17.17%	to	19.53%
20084	15,938	$7.83	to	$13.67	129,553	5.77%	1.15%	to	3.00%	-21.81%	to	-20.83%
Davis VA Financial Portfolio
2009	7,052	$9.90	to	$12.07	76,038	0.86%	1.00%	to	3.15%	36.80%	to	39.77%
2008	6,185	$7.29	to	$8.56	48,716	0.00%	1.00%	to	3.00%	-47.95%	to	-46.90%
2007	6,470	$14.28	to	$16.15	97,925	0.97%	1.00%	to	2.95%	-8.79%	to	-6.99%
2006	7,986	$15.62	to	$17.57	131,469	0.66%	1.00%	to	2.70%	13.42%	to	15.36%
2005	7,369	$13.54	to	$14.84	104,401	0.52%	1.15%	to	2.70%	5.50%	to	7.15%
Davis VA Real Estate Portfolio
2009	32	$18.05	to	$20.23	635	2.77%	1.15%	to	2.55%	28.41%	to	30.22%
2008	45	$14.05	to	$15.57	684	1.66%	1.15%	to	2.55%	-48.25%	to	-47.52%
2007	55	$27.16	to	$29.75	1,605	3.41%	1.15%	to	2.55%	-17.62%	to	-16.45%
2006	71	$32.97	to	$36.32	2,483	2.95%	1.15%	to	2.55%	31.00%	to	32.84%
2005	97	$25.17	to	$26.94	2,565	3.15%	1.40%	to	2.55%	10.29%	to	11.56%
 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Davis VA Value Portfolio
2009	7,213	$9.54	to	$11.12	73,314	0.86%	1.15%	to	2.70%	27.66%	to	29.66%
2008	8,426	$7.47	to	$8.58	67,417	0.84%	1.15%	to	2.70%	-41.92%	to	-41.01%
2007	12,127	$12.86	to	$14.54	166,627	1.04%	1.15%	to	2.70%	1.84%	to	3.43%
2006	14,707	$12.63	to	$14.06	196,912	0.75%	1.15%	to	2.70%	11.95%	to	13.69%
2005	16,693	$11.28	to	$12.37	197,991	0.95%	1.15%	to	2.70%	6.54%	to	8.20%
Franklin Growth and Income Securities Fund
2009	11,581	$22.29	to	$30.77	224,555	5.10%	1.00%	to	2.70%	23.18%	to	25.30%
2008	9,292	$18.10	to	$24.59	210,956	3.47%	1.00%	to	2.70%	-36.88%	to	-35.79%
2007	12,181	$28.67	to	$38.36	439,537	2.39%	1.00%	to	2.70%	-6.29%	to	-4.67%
2006	14,586	$30.60	to	$40.54	555,540	2.51%	1.00%	to	2.70%	9.40%	to	13.65%
2005	16,366	$26.92	to	$34.92	543,927	2.72%	1.15%	to	2.70%	0.76%	to	2.33%
Franklin High Income Securities Fund
2009	9,297	$18.70	to	$28.43	211,406	6.80%	1.00%	to	3.15%	38.27%	to	41.28%
2008	6,104	$14.08	to	$20.15	107,397	10.38%	1.00%	to	3.00%	-25.65%	to	-24.14%
2007	8,121	$19.89	to	$26.61	194,157	6.81%	1.00%	to	2.95%	-0.19%	to	1.69%
2006	9,155	$19.89	to	$26.29	217,690	6.24%	1.00%	to	2.70%	5.18%	to	6.46%
2005	9,108	$18.69	to	$24.24	203,114	5.98%	1.15%	to	2.70%	0.57%	to	2.29%
Franklin Income Securities Fund
2009	21,911	$31.50	to	$47.37	762,870	8.18%	1.00%	to	3.15%	31.39%	to	34.25%
2008	20,324	$24.44	to	$35.34	633,722	5.67%	1.00%	to	3.00%	-31.74%	to	-30.36%
2007	26,714	$37.99	to	$50.82	1,236,149	3.51%	1.00%	to	2.95%	0.83%	to	2.72%
2006	24,645	$37.62	to	$49.71	1,124,778	3.48%	1.00%	to	2.70%	7.12%	to	15.10%
2005	20,445	$32.68	to	$42.39	811,292	3.53%	1.15%	to	2.70%	-1.10%	to	0.45%
Franklin Large Cap Growth Securities Fund
2009	11,029	$14.58	to	$18.02	141,641	1.51%	1.00%	to	2.70%	26.28%	to	28.44%
2008	9,914	$11.54	to	$14.05	128,233	1.42%	1.00%	to	2.70%	-36.28%	to	-35.18%
2007	14,370	$18.12	to	$21.71	293,997	0.81%	1.00%	to	2.70%	3.39%	to	5.17%
2006	17,410	$17.52	to	$21.01	341,776	0.81%	1.00%	to	2.70%	7.95%	to	9.49%
2005	19,427	$16.23	to	$18.86	350,975	0.64%	1.15%	to	2.70%	-1.63%	to	-0.09%
Franklin Real Estate Fund
2009	3,931	$27.26	to	$37.63	116,520	12.82%	1.15%	to	2.70%	15.91%	to	17.75%
2008	4,126	$23.52	to	$31.96	114,219	1.18%	1.15%	to	2.70%	-43.93%	to	-43.03%
2007	6,170	$41.95	to	$56.12	306,481	2.40%	1.15%	to	2.70%	-22.98%	to	-21.76%
2006	8,543	$54.47	to	$71.74	548,475	1.99%	1.15%	to	2.70%	17.38%	to	19.21%
2005	9,882	$46.40	to	$60.18	537,862	1.44%	1.15%	to	2.70%	10.46%	to	12.18%
Franklin Rising Dividends Securities Fund
2009	10,849	$24.44	to	$32.12	262,333	1.59%	1.15%	to	2.70%	14.22%	to	16.04%
2008	10,583	$21.40	to	$27.69	265,219	1.97%	1.15%	to	2.70%	-29.05%	to	-27.93%
2007	15,529	$30.16	to	$38.42	549,522	2.48%	1.15%	to	2.70%	-5.29%	to	-3.78%
2006	19,516	$31.84	to	$39.95	722,650	1.12%	1.15%	to	2.70%	14.01%	to	15.79%
2005	21,765	$27.93	to	$34.50	701,663	0.95%	1.15%	to	2.70%	0.68%	to	2.25%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Franklin Small Cap Value Securities Fund
2009	5,229	$13.07	to	$15.66	68,848	1.71%	1.15%	to	2.70%	25.72%	to	27.74%
2008	5,689	$10.40	to	$12.27	64,002	1.22%	1.15%	to	2.70%	-34.81%	to	-33.78%
2007	8,622	$15.95	to	$18.53	149,192	0.70%	1.15%	to	2.70%	-4.99%	to	-3.50%
2006	11,149	$16.78	to	$19.20	201,830	0.65%	1.15%	to	2.70%	13.87%	to	15.65%
2005	13,411	$14.74	to	$16.60	211,689	0.81%	1.15%	to	2.70%	5.88%	to	7.53%
Franklin Small-Mid Cap Growth Securities Fund
2009	7,513	$16.91	to	$20.99	123,720	0.00%	1.15%	to	2.70%	39.75%	to	41.95%
2008	7,460	$12.10	to	$14.79	102,678	0.00%	1.15%	to	2.70%	-44.03%	to	-43.15%
2007	9,861	$21.62	to	$26.02	242,499	0.00%	1.15%	to	2.70%	8.26%	to	9.96%
2006	11,991	$19.97	to	$23.66	269,950	0.00%	1.15%	to	2.70%	5.81%	to	7.45%
2005	14,051	$18.87	to	$22.02	296,641	0.00%	1.15%	to	2.70%	2.00%	to	3.63%
Franklin Templeton VIP Founding Funds Allocation Fund
2009	23,594	$7.21	to	$7.56	173,591	2.69%	1.00%	to	3.15%	26.21%	to	28.95%
2008	19,846	$5.71	to	$5.87	114,681	3.51%	1.00%	to	3.00%	-37.77%	to	-36.51%
20073	4,548	$9.19	to	$9.26	41,977	0.00%	1.00%	to	2.95%	-8.25%	to	-7.36%
Franklin U.S. Government Fund
2009	17,911	$19.63	to	$29.69	450,582	3.84%	1.00%	to	3.15%	-0.10%	to	2.07%
2008	17,117	$20.45	to	$29.14	438,305	4.83%	1.00%	to	3.00%	4.40%	to	6.52%
2007	17,323	$20.48	to	$27.40	429,720	4.94%	1.00%	to	2.95%	2.32%	to	5.54%
2006	19,375	$19.74	to	$26.07	459,275	4.44%	1.00%	to	2.70%	1.25%	to	1.85%
2005	21,379	$19.49	to	$25.28	497,400	4.33%	1.15%	to	2.70%	-0.32%	to	1.24%
Franklin Zero Coupon Fund 2010
2009	2,688	$29.16	to	$44.21	95,054	4.41%	1.00%	to	3.15%	-2.67%	to	-0.56%
2008	3,066	$30.86	to	$44.52	116,167	4.54%	1.00%	to	3.00%	4.31%	to	6.42%
2007	2,451	$31.32	to	$41.90	90,911	4.96%	1.00%	to	2.95%	5.45%	to	7.54%
2006	2,533	$29.63	to	$40.08	88,620	3.96%	1.00%	to	2.70%	-0.02%	to	1.26%
2005	2,783	$29.63	to	$38.43	96,876	4.24%	1.15%	to	2.70%	-1.16%	to	0.38%
JPMIT International Equity Fund
20095	16	$13.88	to	$13.93	228	1.44%	1.15%	to	2.55%	38.22%	to	39.56%
JPMorgan Insurance Trust U.S. Equity Portfolio
20095	26	$13.75	to	$13.82	357	0.00%	1.15%	to	2.55%	31.47%	to	32.74%
Mutual Global Discovery Securities Fund
2009	24,682	$20.46	to	$26.62	532,799	1.20%	1.00%	to	3.15%	19.49%	to	22.09%
2008	23,470	$17.32	to	$21.69	463,812	2.28%	1.00%	to	3.00%	-30.57%	to	-29.17%
2007	31,131	$25.83	to	$30.67	893,746	1.50%	1.00%	to	2.95%	8.58%	to	10.73%
2006	30,097	$23.70	to	$24.92	788,452	1.03%	1.00%	to	2.70%	9.77%	to	19.79%
2005	26,246	$19.81	to	$22.76	571,760	1.31%	1.15%	to	2.70%	12.89%	to	14.66%
Mutual Shares Securities Fund
2009	35,649	$14.88	to	$19.49	549,364	1.96%	1.00%	to	3.15%	22.14%	to	24.79%
2008	35,119	$12.33	to	$15.46	497,934	3.06%	1.00%	to	3.00%	-38.97%	to	-37.74%
2007	49,588	$20.91	to	$24.87	1,160,544	1.51%	1.00%	to	2.95%	0.45%	to	2.44%
2006	47,987	$20.76	to	$24.65	1,107,271	1.30%	1.00%	to	2.70%	9.03%	to	15.23%
2005	39,133	$18.02	to	$20.78	781,296	0.94%	1.15%	to	2.70%	7.62%	to	9.29%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
OpCap Mid Cap Portfolio
2009	6,561	$7.84	to	$22.72	53,180	0.67%	1.00%	to	3.15%	34.44%	to	37.36%
2008	5,070	$5.83	to	$6.13	30,318	0.40%	1.00%	to	3.00%	-43.40%	to	-42.26%
2007	2,964	$10.37	to	$10.61	31,117	0.15%	1.00%	to	2.95%	4.10%	to	6.16%
2006	1,451	$9.93	to	$10.04	14,483	0.00%	1.00%	to	2.60%	10.29%	to	10.90%
Oppenheimer Global Securities Fund/VA
2009	7,812	$11.22	to	$13.09	93,465	2.28%	1.15%	to	2.70%	36.05%	to	38.17%
2008	9,271	$8.25	to	$9.47	81,580	1.69%	1.15%	to	2.70%	-41.79%	to	-40.87%
2007	13,620	$14.17	to	$16.02	205,533	1.40%	1.15%	to	2.70%	3.47%	to	5.10%
2006	16,707	$13.70	to	$15.25	241,736	1.06%	1.15%	to	2.70%	14.56%	to	16.35%
2005	19,339	$11.95	to	$13.10	242,446	1.06%	1.15%	to	2.70%	11.27%	to	13.00%
Oppenheimer High Income Fund/VA
2009	3,916	$2.97	to	$3.46	12,389	0.00%	1.15%	to	2.70%	21.98%	to	23.88%
2008	3,715	$2.43	to	$2.79	9,566	7.21%	1.15%	to	2.70%	-79.24%	to	-78.92%
2007	2,370	$11.72	to	$13.25	29,717	7.52%	1.15%	to	2.70%	-2.78%	to	-1.25%
2006	2,977	$12.05	to	$13.42	38,259	7.81%	1.15%	to	2.70%	6.52%	to	8.18%
2005	3,291	$11.32	to	$12.40	39,330	6.94%	1.15%	to	2.70%	-0.40%	to	1.15%
Oppenheimer Main Street Fund/VA
2009	8,370	$7.42	to	$8.65	65,355	1.94%	1.15%	to	2.70%	24.87%	to	26.82%
2008	9,230	$5.94	to	$6.82	58,515	1.63%	1.15%	to	2.70%	-40.11%	to	-39.17%
2007	13,154	$9.92	to	$11.22	139,064	1.04%	1.15%	to	2.70%	1.63%	to	3.22%
2006	15,908	$9.76	to	$10.87	164,300	1.17%	1.15%	to	2.70%	11.97%	to	13.71%
2005	18,526	$8.72	to	$9.56	169,622	1.39%	1.15%	to	2.70%	3.16%	to	4.77%
PIMCO VIT All Asset Portfolio
2009	14,785	$11.67	to	$13.84	188,459	7.75%	1.00%	to	3.15%	17.80%	to	20.36%
2008	10,475	$9.97	to	$11.52	114,617	5.55%	1.00%	to	3.00%	-18.34%	to	-16.68%
2007	13,347	$12.67	to	$13.84	180,302	7.29%	1.00%	to	2.95%	5.27%	to	7.24%
2006	16,148	$12.40	to	$12.98	205,480	5.38%	1.00%	to	2.70%	1.59%	to	1.88%
2005	17,865	$12.18	to	$12.44	222,032	4.74%	1.40%	to	2.70%	3.41%	to	4.76%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2009	16,309	$9.13	to	$11.07	155,748	6.22%	1.00%	to	3.15%	37.14%	to	40.12%
2008	12,315	$6.70	to	$7.94	85,230	4.50%	1.00%	to	3.00%	-45.46%	to	-44.35%
2007	8,897	$12.41	to	$12.87	112,433	4.81%	1.00%	to	2.95%	19.64%	to	22.01%
2006	8,067	$10.34	to	$10.62	84,388	4.62%	1.00%	to	2.60%	-5.58%	to	-5.58%
20051	4,475	$10.95	to	$11.04	49,229	2.57%	1.40%	to	2.60%	9.31%	to	10.18%
PIMCO VIT Emerging Markets Bond Portfolio
2009	5,930	$12.28	to	$22.00	76,335	5.87%	1.00%	to	3.15%	26.54%	to	29.29%
2008	3,274	$9.77	to	$10.44	33,044	6.48%	1.00%	to	3.00%	-17.13%	to	-15.45%
2007	3,644	$11.90	to	$12.37	44,213	5.82%	1.00%	to	2.95%	2.73%	to	4.76%
2006	3,050	$11.54	to	$11.85	35,627	5.36%	1.00%	to	2.60%	5.08%	to	6.48%
20051	2,030	$10.84	to	$10.93	22,123	3.65%	1.40%	to	2.60%	8.32%	to	9.19%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT Global Bond Portfolio
2009	8,649	$10.84	to	$16.73	98,030	3.13%	1.00%	to	3.15%	13.24%	to	15.70%
2008	7,579	$9.62	to	$14.54	75,572	3.31%	1.00%	to	3.00%	-3.78%	to	-1.84%
2007	5,408	$10.11	to	$10.51	55,781	3.33%	1.00%	to	2.95%	6.54%	to	8.65%
2006	3,080	$9.46	to	$9.71	29,522	3.33%	1.00%	to	2.60%	1.02%	to	1.97%
20051	1,350	$9.27	to	$9.35	12,591	1.98%	1.40%	to	2.60%	-7.18%	to	-6.43%
PIMCO VIT Global Multi-Asset Portfolio
20096	1,092	$9.98	to	$10.02	10,923	1.05%	1.15%	to	3.15%	0.37%	to	0.75%
PIMCO VIT High Yield Portfolio
2009	14,268	$12.55	to	$15.30	193,247	8.66%	1.00%	to	3.15%	36.08%	to	39.04%
2008	9,789	$9.25	to	$11.02	96,790	7.78%	1.00%	to	3.00%	-25.81%	to	-24.30%
2007	12,978	$12.43	to	$14.58	173,285	7.03%	1.00%	to	2.95%	0.59%	to	2.48%
2006	15,336	$12.34	to	$13.88	201,813	6.93%	1.00%	to	2.70%	4.88%	to	6.21%
2005	16,429	$11.62	to	$13.21	202,567	6.57%	1.15%	to	2.70%	1.36%	to	2.94%
PIMCO VIT Real Return Portfolio
2009	23,987	$11.73	to	$18.67	299,229	3.10%	1.00%	to	3.15%	14.72%	to	17.22%
2008	19,352	$10.31	to	$16.01	210,471	3.53%	1.00%	to	3.00%	-9.81%	to	-7.98%
2007	20,669	$11.55	to	$12.41	249,436	4.72%	1.00%	to	2.95%	7.43%	to	9.56%
2006	22,779	$10.72	to	$11.46	253,317	4.25%	1.00%	to	2.70%	-1.96%	to	-1.53%
2005	25,016	$10.94	to	$11.37	281,377	2.82%	1.40%	to	2.70%	-0.61%	to	0.68%
PIMCO VIT Total Return Portfolio
2009	50,292	$14.64	to	$17.86	779,577	5.15%	1.00%	to	3.15%	10.53%	to	12.94%
2008	34,157	$13.43	to	$15.85	492,177	4.47%	1.00%	to	3.00%	1.70%	to	3.76%
2007	35,646	$13.16	to	$15.29	505,831	4.85%	1.00%	to	2.95%	5.69%	to	7.67%
2006	37,062	$12.44	to	$13.99	492,340	4.44%	1.00%	to	2.70%	1.09%	to	1.62%
2005	36,408	$12.30	to	$13.85	474,744	3.44%	1.15%	to	2.70%	-0.27%	to	1.29%
Seligman Global Technology Portfolio
2009	240	$6.84	to	$7.33	1,700	0.00%	1.15%	to	2.55%	58.29%	to	60.52%
2008	282	$4.30	to	$4.58	1,245	0.00%	1.15%	to	2.55%	-41.76%	to	-40.93%
2007	320	$7.34	to	$7.76	2,408	0.00%	1.15%	to	2.55%	12.52%	to	14.12%
2006	446	$6.27	to	$6.91	2,954	0.00%	1.15%	to	2.55%	14.96%	to	16.58%
2005	537	$5.52	to	$5.86	3,070	0.00%	1.35%	to	2.35%	5.63%	to	6.69%
Seligman Small-Cap Value Portfolio
2009	2,904	$19.78	to	$23.07	61,488	0.00%	1.15%	to	2.70%	31.85%	to	33.91%
2008	3,341	$15.00	to	$17.23	53,475	0.00%	1.15%	to	2.70%	-41.15%	to	-40.23%
2007	4,672	$25.49	to	$28.82	126,765	0.00%	1.15%	to	2.70%	1.35%	to	2.95%
2006	6,020	$25.15	to	$28.00	159,979	0.00%	1.15%	to	2.70%	18.03%	to	19.86%
2005	7,502	$21.31	to	$23.36	167,646	9.61%	1.15%	to	2.70%	-6.53%	to	-5.07%
SP International Growth Portfolio
2009	1,666	$5.95	to	$6.84	10,271	1.31%	1.15%	to	2.70%	32.80%	to	34.88%
2008	1,826	$4.48	to	$5.07	8,551	1.45%	1.15%	to	2.70%	-51.81%	to	-51.05%
2007	3,006	$9.29	to	$10.37	29,477	0.45%	1.15%	to	2.70%	15.93%	to	17.76%
2006	2,608	$8.02	to	$8.80	21,901	1.58%	1.15%	to	2.70%	16.98%	to	18.80%
2005	2,982	$6.85	to	$7.41	21,271	0.24%	1.15%	to	2.70%	12.72%	to	14.47%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
SP Strategic Partners Focused Growth Portfolio
2009	2,033	$6.19	to	$7.12	13,247	0.00%	1.15%	to	2.70%	39.56%	to	41.74%
2008	2,176	$4.45	to	$5.02	10,121	0.00%	1.15%	to	2.70%	-40.18%	to	-39.25%
2007	3,429	$7.44	to	$8.26	26,746	0.00%	1.15%	to	2.70%	11.60%	to	13.36%
2006	4,431	$6.64	to	$7.29	30,769	0.00%	1.15%	to	2.70%	-3.74%	to	-2.24%
2005	5,876	$6.90	to	$7.46	42,142	0.00%	1.15%	to	2.70%	11.77%	to	13.52%
Templeton Global Asset Allocation Fund
2009	1,130	$20.67	to	$24.98	10,145	9.49%	1.15%	to	1.49%	20.18%	to	20.51%
2008	551	$17.17	to	$20.79	9,555	10.71%	1.15%	to	1.49%	-26.10%	to	-25.96%
2007	599	$23.23	to	$28.86	15,017	17.69%	1.15%	to	1.49%	8.53%	to	8.78%
2006	742	$21.37	to	$26.53	16,958	7.31%	1.15%	to	1.49%	19.60%	to	19.73%
2005	897	$17.87	to	$22.16	17,048	3.91%	1.15%	to	1.49%	2.17%	to	2.41%
Templeton Foreign Securities Fund
2009	10,934	$20.26	to	$27.23	223,268	3.62%	1.00%	to	2.70%	33.39%	to	35.68%
2008	10,526	$15.19	to	$19.75	192,585	2.58%	1.00%	to	2.70%	-41.97%	to	-40.97%
2007	14,100	$26.18	to	$33.50	443,786	2.13%	1.00%	to	2.70%	12.36%	to	14.30%
2006	16,562	$23.30	to	$30.02	459,162	1.33%	1.00%	to	2.70%	10.98%	to	18.22%
2005	17,208	$19.71	to	$24.44	402,655	1.25%	1.15%	to	2.70%	7.24%	to	8.94%
Templeton Global Bond Securities Fund
2009	6,355	$27.50	to	$42.17	221,537	13.84%	1.00%	to	3.15%	15.00%	to	17.50%
2008	4,025	$24.89	to	$35.86	124,761	3.84%	1.00%	to	3.00%	3.06%	to	5.15%
2007	2,675	$26.00	to	$34.15	84,083	1.99%	1.00%	to	2.95%	7.83%	to	9.96%
2006	909	$29.91	to	$31.13	27,726	3.17%	1.15%	to	1.49%	11.47%	to	11.48%
2005	1,092	$26.83	to	$27.92	29,837	6.41%	1.15%	to	1.49%	-4.37%	to	-4.18%
Templeton Growth Securities Fund
2009	22,893	$16.47	to	$22.59	399,185	3.28%	1.00%	to	3.15%	27.04%	to	29.80%
2008	22,126	$13.25	to	$17.43	351,451	1.93%	1.00%	to	3.00%	-44.03%	to	-42.90%
2007	30,377	$24.71	to	$30.58	870,214	1.41%	1.00%	to	2.95%	-0.64%	to	1.32%
2006	29,543	$24.80	to	$30.81	844,951	1.34%	1.00%	to	2.70%	11.80%	to	18.57%
2005	26,041	$20.92	to	$25.07	626,812	1.16%	1.15%	to	2.70%	5.97%	to	7.62%
Van Kampen LIT Capital Growth Portfolio
2009	279	$6.60	to	$7.45	1,979	0.00%	1.15%	to	2.55%	61.47%	to	63.75%
2008	327	$4.09	to	$4.55	1,424	0.19%	1.15%	to	2.55%	-50.40%	to	-49.70%
2007	462	$8.24	to	$9.04	4,019	0.00%	1.15%	to	2.55%	13.69%	to	15.30%
2006	685	$7.25	to	$7.84	5,196	0.00%	1.15%	to	2.55%	0.05%	to	1.45%
2005	863	$7.24	to	$7.73	6,486	0.01%	1.15%	to	2.55%	4.93%	to	6.41%
Van Kampen LIT Growth and Income Portfolio
2009	31	$13.24	to	$14.26	446	3.84%	1.15%	to	2.55%	21.24%	to	22.94%
2008	55	$10.85	to	$11.60	632	2.10%	1.15%	to	2.55%	-33.75%	to	-32.81%
2007	59	$16.27	to	$17.27	975	1.66%	1.15%	to	2.55%	0.20%	to	1.62%
2006	64	$15.42	to	$16.99	1,043	1.29%	1.15%	to	2.55%	13.32%	to	14.91%
2005	82	$14.15	to	$14.79	1,183	1.14%	1.15%	to	1.90%	7.92%	to	8.73%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as M&E and administrative charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Net Investment income ratios may be calculated by applying applicable expense ratios.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account. The total return does not include any expenses assessed through the redemption of units.Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.As the total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and is not annualized.

**** Units Outstanding excludes units for annuitized contracts and Seed Shares.Total Net Assets includes the net assets of the annuitized contracts and Seed Shares.Total net assets of annuitized contracts at December 31, 2009 and 2008 are $7,434 and $6,151, respectively.

1.           Period from May 2, 2005 (fund commencement) to December 31, 2005
2.           Period from May 2, 2006 (fund commencement) to December 31, 2006
3.           Period from May 1, 2007 (fund commencement) to December 31, 2007
4.           Period from May 1, 2008 (fund commencement) to December 31, 2008
5.           Period from April 23, 2009 (fund commencement) to December 31, 2009
6.           Period from October 23, 2009 (fund commencement) to December 31, 2009

7.       SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. No material subsequent events have occurred since December 31, 2009 that requires adjustment to the financial statements.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are included in Part B hereof:
1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2009 and 2008
3.	Consolidated Statements of Operations – Years ended December 31, 2009, 2008, and 2007
4.	Consolidated Statements of Comprehensive Income – Years ended December 31, 2009, 2008, and 2007
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2009, 2008, and 2007
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2009, 2008, and 2007
7.	Notes to Consolidated Financial Statements – December 31, 2009, 2008, and 2007
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other Than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are included in Part B hereof:
1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2009
3.	Statements of Operations for the year ended December 31, 2009
4.	Statements of Changes in Net Assets for the year ended December 31, 2009 and 2008
5.	Notes to the Financial Statements – December 31, 2009
b.	Exhibits
1.	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1) incorporated by reference as exhibit EX-99.B1.
2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988.(2) incorporated by reference as exhibit EX-99.B3.a. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003.(15) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference(13) as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.	Individual Variable Annuity Original Contract and Schedule Page - L40236(6-00)(4) incorporated by reference as exhibit EX-99.B4.
	b.	Individual Variable Annuity-May 2003 Contract - L40236(5-03)(8) incorporated by reference as exhibit EX-99.B4.b.
	c.	Contract Schedule Page-September 2002 Contract - S40098(6-00)(7) incorporated by reference as exhibit EX-99.B4.l.
	d.	Contract Schedule Page-May 2003 Contracts - S40098(5-03)(8) incorporated by reference as exhibit EX-99.B4.d.
	e.	Contract Schedule Page-PRIME Plus - S40098(1-06)(12) incorporated by reference as exhibit EX-99.B4.e.
	f.	Contract Schedule Addendum-add, reset-PRIME Plus - S40728-A-R(12) incorporated by reference as exhibit EX-99.B4.f.
	g.	Contract Schedule Addendum-drop-PRIME Plus - S40728-D(12) incorporated by reference as exhibit EX-99.B4.g.
	h.	Asset Allocation Rider-PRIME Plus - S40721-REW(12) incorporated by reference as exhibit EX-99.B4.h.
	i.	PRIME Plus Benefit Rider - S40722(12) incorporated by reference as exhibit EX-99.B4.i.
	j.	Annuity Option 6 Amendment Endorsement - S40397(8) incorporated by reference as exhibit EX-99.B4.e.
	k.	Waiver of CDSC Endorsement - S40104(4) incorporated by reference as exhibit EX-99.B4.a.
	l.	Traditional GMDB Endorsement - S40105(4) incorporated by reference as exhibit EX-99.B4.b.
	m.	Traditional GMDB Rider II-PRIME Plus - S40727(12) incorporated by reference as exhibit EX-99.B4.m.
	n.	Enhanced GMDB Endorsement-Original Contracts - S40107(4) incorporated by reference as exhibit EX-99.B4.c.
	o.	Enhanced GMDB Endorsement-September 2002 Contracts - S40242(7) incorporated by reference as exhibit EX-99.B4.k.
	p.	Enhanced GMDB Endorsement-May 2003 Contracts - S40390(8) incorporated by reference as exhibit EX-99.B4.j.
	q.	Enhanced GMDB Rider II-PRIME Plus - S40726 (12) incorporated by reference as exhibit EX-99.B4.q.
	r.	IRA Endorsement(4) incorporated by reference as exhibit EX-99.B4.d.
	s.	Unisex Endorsement(4) incorporated by reference as exhibit EX-99.B4.e.
	t.	Pension Plan and Profit Sharing Plan Endorsement(4) incorporated by reference as exhibit EX-99.B4.f.
	u.	Group Pension Plan Death Benefit Endorsement(4) incorporated by reference as exhibit EX-99.B4.g.
	v.	403(b) Annuity Endorsement(4) incorporated by reference as exhibit EX-99.B4.h.
	w.	Roth IRA Endorsement(4) incorporated by reference as exhibit EX-99.B4.i.
	x.	Traditional GMIB-Original and May 2003 Contracts - S40389(8) incorporated by reference as exhibit EX-99.B4.q.
	y.	Enhanced GMIB Endorsement-September 2002 Contracts - S40241(7) incorporated by reference as exhibit EX-99.B4.j.
	z.	Enhanced GMIB Endorsement-Original and May 2003 Contracts - S40391(8) incorporated by reference as exhibit EX-99.B4.s.
	aa.	Traditional GPWB Endorsement - S40392(8) incorporated by reference as exhibit EX-99.B4.t.
	ab.	Enhanced GPWB Endorsement - S40393(8) incorporated by reference as exhibit EX-99.B4.u.
	ac.	Inherited IRA/Roth IRA Endorsement(11) incorporated by reference as exhibit EX-99.B4.v.
5.	a.	Application for Individual Variable Ann-Original Contract - F40327(4) incorporated by reference as exhibit EX-99.B5.
	b.	Application for Individual Variable Ann-September 2002 Contract - F40327(06-02)(7) incorporated by reference as exhibit EX-99.B5.b.
	c.	Application for Individual Variable Ann-May 2003 Contract - F40327(05-03)(8) incorporated by reference as exhibit EX-99.B5.c.
	d.	Application for Individual Variable Ann-PRIME Plus Contract - F40327(1-06)(12) incorporated by reference as exhibit EX-99.B5.d.
6.	(i).	Certificate of the Amendment of Charter of the Company dated October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(13) incorporated by reference as exhibit EX-99.B6.(i).
	(ii).	The Restated Bylaws of the Company (as amended October 2, 1996)(13) incorporated by reference as exhibit EX-99.B6.(ii).
7.	Not Applicable
8.	a.	22c-2 Agreements(16) incorporated by reference as exhibit EX-99.B8.a.
	b.	22c-2 Agreement-BlackRock Distributors, Inc.(17) incorporated by reference as exhibit EX-99.B8.b.
c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC (17) incorporated by reference as exhibit EX-99.B8.c.

	d.	Adminstrative Service Agreement between BlackRock Advisors, LLC and Allianz Life (17) incorporated by reference as exhibit EX-99.B8.d.
e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(3) incorporated by reference as exhibit EX-99.B8.e.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08.(17) incorporated by reference as exhibit EX-99.B8.f.

	g.	Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002(15) incorporated by reference as exhibit EX-99.B8.f.
h.
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06(15) incorporated by reference as exhibit EX-99.B8.g.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002(15) incorporated by reference as exhibit EX-99.B8.h.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002(8) incorporated by reference as exhibit EX-99.B8.h.

k.
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007(16) incorporated by reference as exhibit EX-99.B8.j.

	l.	Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(10) incorporated by reference as exhibit EX-99.B8.ac.
m.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/8/2008(17) incorporated by reference as exhibit EX-99.B8.h.

n.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(10) incorporated by reference as exhibit EX-99.B8.h.

o.
Amendments to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08(17) incorporated by reference as exhibit EX-99.B8.j.

p.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006(14) incorporated by reference as exhibit EX-99.B8.ai.

	q.	Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(14) incorporated by reference as exhibit EX-99.B8.aj.
	r.	Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(9) incorporated by reference as exhibit EX-99.B8.u.
s.
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00(15) incorporated by reference as exhibit EX-99.B8.r.

t.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.h.

u.
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06(15) incorporated by reference as exhibit EX-99.B8.t.

v.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(15) incorporated by reference as exhibit EX-99.B8.u.

w.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.

x.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(15) incorporated by reference as exhibit EX-99.B8.w.

y.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(15) incorporated by reference as exhibit EX-99.B8.x.

	z.	Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(9) incorporated by reference as exhibit EX-99.B8.y.
aa.
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002(15) incorporated by reference as exhibit EX-99.B8.z.

ab.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000(5) incorporated by reference as exhibit EX-99.B8.k.

	ac.	Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999(9) incorporated by reference as exhibit EX-99.B8.x.
	ad.	Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.j.
ae.
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(15) incorporated by reference as exhibit EX-99.B8.ad.

9.	Opinion and Consent of Counsel*
10.	Consent of Independent Registered Public Accounting Firm*
11.	Not Applicable
12.	Not Applicable
13.	Power of Attorney(18) incorporated by reference as exhibit EX-99.B13.

*	Filed herewith

(1)	Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.
(4)	Incorporated by reference from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
(5)	Incorporated by reference from Post-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6)	Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7)	Incorporated by reference from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.
(8)	Incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.
(9)	Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(10)	Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(11)	Incorporated by reference from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2005.
(12)	Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.
(13)	Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(14)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(15)	Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(16)	Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(17)	Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.
(18)	Incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gary C. Bhojwani	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President and Chief Financial Officer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Maureen A. Phillips	Senior Vice President, Secretary and General Counsel
Axel Zehren	Senior Vice President, Chief Investment Officer
Walter R. White	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Marc B. Olson	Vice President, Controller
Jay Ralph Allianz SE Koniginstr. 28 80802 Munchen Germany	Director and Chairman of the Board
Dr. Helmut Perlet Koniginstr. 80802 Munchen Germany	Director
Dr. Brigitte Bovermann Koniginstr. 28 80802 Munchen Germany	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 21 to
Form N-4 File Nos. 333-139701 and 811-05618 filed electronically on April 23, 2010.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2010 there were 16,834 qualified Contract Owners and 9,094 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Chief Executive Officer, President and Governor
Thomas Burns	Governor
Angela Forsman	Chief Financial Officer and Vice President
Jeffrey W. Kletti	Senior Vice President
Kristine Klitzke	Chief Compliance Officer
Stewart D. Gregg	Vice President and Secretary
Bernt vonOhlen	Assistant Secretary

c.	For the period 1-1-2009 to 12-31-2009
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$169,464,504.26	$0	$0	$0
The $169,464,504.26 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2010.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: GARY C. BHOJWANI*
Gary C. Bhojwani
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2010.
Signature	Title
Gary C. Bhojwani* Gary C. Bhojwani	Director, President & Chief Executive Officer
Giulio Terzariol* Giulio Terzariol	Director, Vice President, Chief Financial Officer and Treasurer
Peter Huehne* Peter Huehne	Director
Charles Kavitsky* Charles Kavitsky	Director
Brigitte Bovermann* Brigitte Bovermann	Director
*	By Power of Attorney filed as Exhibit 13 to this Registration Statement

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 20
TO FORM N-4
(FILE NOS. 333-95729 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm